UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-06625

                                 The Payden & Rygel Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue

                             Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Edward S. Garlock, Esq.

Secretary

333 South Grand Avenue

                             Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code:  213-625-1900

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

(b)	Not applicable

Contents

1	Management Discussion & Analysis

6	Portfolio Highlights & Investments

116	Statements of Assets & Liabilities

120	Statements of Operations

124	Statements of Changes in Net Assets

130	Notes to Financial Statements

150	Financial Highlights

164	Fund Expenses

166	Trustees & Officers

Semi-Annual Report

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Management Discussion & Analysis

Short Duration Bond Strategies

During the six months ended April 30, 2021, the economy moved from Covid-19 pandemic related lockdowns to the beginning of the reopening. The Federal Reserve Board remained supportive of financial markets, maintaining its zero interest rate policy and continuing its asset purchase program at $120 billion per month. US Treasury bill yield declined while yields on US Treasury notes with maturities 2 years and longer moved higher and the yield curve steepened as future interest rate hikes were priced into market. The rebound in economic activity followed unprecedented declines earlier in the year. Uncertainty around the path of reopening remains and the Federal Reserve Board remains committed to its continued easing policy in the near term, which should limit increases in short-term interest rates. Credit premiums across all fixed income sectors continued to compress over the period, driving excess returns over US Treasury securities.

The Payden Cash Reserves Money Market Fund (PBHXX) continued to provide stable daily liquidity. For the six months ended April 30, 2021, the Fund returned 0.01%, compared to a return of 0.01% for the Lipper Government Money Market Average. Money market rates remain low as the Federal Reserve Board intends to keep the target range at 0-0.25% for the foreseeable future. Supply and demand imbalances keep ultra short interest rates at historic lows.

The Payden Limited Maturity Fund (PYLMX) returned 0.70% for the six months ended April 30, 2021, compared to a return of 0.05% for its benchmark, the ICE BofA US 3-Month Treasury Bill Index. Total return and income from allocations to corporate securities and securitized products were the largest contributors to outperformance. The Fund invests in interest rate futures and forward currency contracts for hedging and investment purposes. The use of these derivatives impacted performance by 0.00%.

The Payden Low Duration Fund (PYSBX) returned 1.03% for the six months ended April 30, 2021, compared to a return of 0.09% for its benchmark, the ICE BofA 1-3 Year US Treasury Index. The Fund’s allocation to all credit sectors contributed positively to relative performance with securitized products as the largest contributor. Duration detracted slightly. The Fund invests in futures, swaps and forward currency contracts for hedging and investment purposes. The use of these derivatives impacted performance by 0.05%.

The Payden Global Low Duration Fund (PYGSX) returned 1.33% for the six months ended April 30, 2021, compared to a return of 0.27% for its benchmark, the ICE BofA 1-3 Year US Corporate & Government Index. The Fund’s allocation to all credit sectors contributed positively to relative performance with securitized products as the largest contributor. Duration detracted slightly. The Fund invests in futures, swaps, options and forward currency contracts for hedging and investment purposes. The use of these derivatives impacted performance by -0.02%.

Intermediate Duration Strategies

The Payden U.S. Government Fund (PYUSX) returned 0.27% for the six months ended April 30, 2021, compared to its benchmark, the ICE BofA 1-5 Year US Treasury Index, which returned -0.22%. U.S interest rates rose sharply with longer term maturities rising faster than shorter maturities resulting in the yield curve steepening. The 5 -year Treasury moved up 1⁄2 % with shorter term maturities unchanged over the period. The Fund primarily invested in short average life agency mortgage backed securities (MBS). Agency mortgage backed securities outperformed US Treasuries over the period, due in part to the Federal Reserve’s mortgage purchase program. The Fund is currently positioned conservatively compared to the benchmark as we expect further tension between inflation concerns and unchanged Federal Reserve Board policy. The yield curve is likely to continue to steepen with 5- year US Treasury rates moving towards 1.0% and longer maturity 10- year Treasures moving towards 2%.

The Fund periodically uses interest rate derivatives to hedge risks associated with the interest rates, yield curve, and basis risk of mortgages to US Treasuries. Over the past six months the primary use of derivative was the employment of Euro dollar futures to hedge the steepening of the yield curve. The hedging strategy produced a modest 0.08% to overall fund performance.

The Payden GNMA Fund (PYGNX) returned 0.03%, for the six months ended April 30, 2021 while it’s benchmark, the ICE BofA US GNMA Mortgage Backed Securities Index returned -0.05%. Over the past six months the U.S. economy gained momentum as vaccinations became increasingly available and the economy opened off depressed levels from the pandemic shut down in March 2020. The increase in economic activity caused alarm amongst investors concerned with inflation risks in the face of: A resolute Federal Reserve maintaining a zero-rate interest policy well out into the future, no talk of tapering the Federal Reserve’s large asset purchase program and a new administration promoting extremely large fiscal spending programs. The 10-year U.S Treasury nearly doubled in

Semi-Annual Report    1

Management Discussion & Analysis continued

yield over the period moving from 0.875% to 1.63%. Despite sharply rising rates the GNMA market performed well for two reasons: strong demand for GNMA securities from both the Federal Reserve and banks and a decline in prepayment risk due to the increase in mortgage rates. The Fund was successful in purchasing pools that have characteristics leading to less prepayment risk which led to higher yields and better performance versus the index. Over the next six to twelve months we are managing the fund conservatively as we expect a continuation of the tension between the marketplace’s inflation concern and unchanged Fed policy. We expect a further steepening of the yield curve with longer maturity Treasures moving towards 2%. The Fund periodically uses derivatives to hedge exposure to interest rate, yield curve and volatility risks. Over the past six-month period the use of derivatives had a 0.01% impact on fund performance.

The Payden Core Bond Fund, Investor Class (PYCBX) returned -0.11% for the six months ended April 30, 2021, compared to -1.52% for its benchmark, the Bloomberg Barclays US Aggregate Bond Index. The Fund’s Adviser Class (PYCWX) returned - 0.23% and the SI Class (PYCSX) returned -0.05% for the same period. Total returns across fixed income were broadly negative due to bond yields shifting materially higher. Compressed yield spread premium across non-US Treasury sectors helped offset a portion of the negative price moves. However, relative to its benchmark, the Fund outperformed due to meaningful allocations to investment grade and sub-investment grade corporate bonds, emerging market debt and securitized bonds. Additionally, the Fund’s underweight to duration contributed to relative performance. Going forward, the Fund remains underweight duration and overweight a diversified mix of credit sectors. The Fund uses derivatives for interest rate, currency management and credit sector management. It utilizes interest rate swaps and interest rate futures to manage overall duration and yield curve positioning. Foreign currency forwards are traded to hedge currency exposure and to take outright positions on specific currencies. Over the period, forward contracts for currency management detracted 0.16% from performance and interest rate futures used to hedge interest rate risk added 0.36% to performance.

The Payden Corporate Bond Fund (PYACX) returned 0.40% for the six months ended April 30, 2021, compared to a return of -0.47% for its benchmark, the Bloomberg Barclays US Corporate Bond Index. The Fund’s insurance and REIT exposure put in a strong recovery after lagging the broad market in the prior period, meaningfully contributing to outperformance. The Fund’s overweight exposure in the automotive sector was another strong contributor to performance as automotive credit fundamentals improved and investor fear over a consumer pullback in the sector abated. The food and beverage and pharmaceutical sectors also supported performance as the sectors were better insulated from the pandemic. The Fund’s taxable municipal allocation put in a sharp recovery as municipal fundamentals were supported by the US federal government and robust investor demand for the asset class. The Fund used US Treasury futures as a means of hedging and active duration management, which added 0.07% to performance. The Fund also used HY CDX, taking long and short exposure during the period. The Fund had bought protection on HY CDX (short risk) early in 2020 as a tail hedge against a market-sell off which was closed early during the period. Later as credit fundamentals looked to stabilize and improve, the Fund sold protection on HY CDX (long risk) as an efficient way to gain exposure to broad market high yield beta. Overall credit derivatives detracted -0.02% from performance.

The Payden Strategic Income Fund, Investor Class (PYSGX) returned 3.23% for the six months ended April 30, 2021, while its benchmark, the Bloomberg Barclays US Aggregate Bond Index, returned -1.52%. The Fund’s SI Class (PYSIX) returned 3.40% for the same period. The Fund’s primary objective is to maintain an income advantage relative to the broad bond market and to exploit relative value by sector rotation and bond selection. This is achieved by investing primarily in investment grade and high yield corporate bonds, securitized bonds and emerging markets. Bond yields shifted materially higher over the period, challenging total returns across the bond market. Despite higher bond yields, credit sectors outperformed US Treasuries due to the compression of the incremental credit spread premium offered. Relative to the benchmark, the Fund’s defensive duration posture added incrementally to performance, as did meaningful allocations to credit sectors. Investment-Grade, high yield, emerging market debt and securitized bonds all contributed to performance. Additionally, we added modestly to these sectors through the new issue market. The Fund uses derivatives for interest rate, currency management and credit sector management. It utilizes interest rate swaps and interest rate futures to manage overall duration and yield curve positioning. Foreign currency forwards are traded to hedge currency exposure and to take outright positions on specific currencies. Over the six months ended April 30, 2021, forward contracts for currency management detracted 0.25% from performance and interest rate futures used to hedge interest rate risk added 0.02% to performance.

For the six months ended April 30, 2021, the Payden Absolute Return Bond Fund, Investor Class (PYARX) returned 2.79%, compared to a return of 0.02% for its benchmark, the Bloomberg Barclays US Treasury Bill 1-Month Index. The Fund’s SI Class (PYAIX) returned 2.90%. Going into year-end, the strategy was optimistic given strong market technicals and recovering

2   Payden Mutual Funds

fundamentals as global growth expectations improved and promising news on Covid-19 vaccines. In the new year, inflation expectations in the U.S. came to the forefront of investor concern as the economic growth trajectory was positive, yet the Federal Reserve Board continued to maintain its commitment to “lower for longer” rates. Fiscal policy also remained accommodative with a $1.9T stimulus package passed in early March. Considering the positive view on growth coupled with dovish fiscal and monetary policy, the strategy reduced interest rate duration throughout the period, from a height of just above 2 mid-2020, down to 1 early in 2021. Furthermore, the strategy added across several emerging markets’ names given macroeconomic tailwinds and value proposition, particularly in BB-rated sovereigns. The strategy maintained its preference for securitized product given the attractive valuations and structural protection relative to corporate credit. Notably, the strategy increased exposure modestly in select areas of commercial real estate mortgage-backed securities which were well positioned to recover as economic activity picks up. These additions have been positive contributors to performance for the trailing 6-month period as credit risk premia for all asset classes the Fund invests in declined. The Fund employs futures, options, swaps and forward currency contracts to manage sensitivity to undesired risk exposures as well as efficient investment purposes. Derivatives contributed 0.00% to the Fund over the trailing period.

High Yield Strategy

High-yield bonds returned 6.59% during the six months ended April 30, 2021 as measured by the ICE BofA BB/B US Cash Pay High Yield Constrained Index. The market exhibited strength during the period amid news and implementation of the vaccine rollout in the U.S. Reopening sectors such as energy, transportation, and leisure led the charge, whereas sectors that held in better during the pandemic such as telecom and technology lagged. As for ratings, CCCs materially outperformed, returning more than 18% during the period.

The Payden High Income, Investor Class (PYHRX) returned 8.34% for the six months ended April 30, 2021. The Fund’s benchmark, the ICE BofA BB-B US Cash Pay High Yield Constrained Index, returned 6.59% for the same period. Security selection in the energy sector was the biggest contributor to relative outperformance as the portfolio’s bonds outperformed the benchmark’s energy bonds by more than 5%. Positions in credit risk transfer securities added as the recovery, particularly in home prices, accelerated. Positioning in higher quality companies within aerospace and defense detracted as did some of the high-quality utility issuers in the portfolio.

The Fund uses credit default swaps to gain short term market exposure when cash inflows are heavy. These positions are nominally small exposures and track the market. The Fund also holds forward currency contracts to hedge foreign exchange exposure. Losses associated with forward euro and Canadian dollar contracts of -0.07% were offset by currency-driven outperformance by their respectively denominated bonds.

Loan Strategy

The leveraged loan market finished the six months ending April 30, 2021 with a positive return of 3.26% per the Credit Suisse Institutional Leveraged Loan BB Index. Loans benefitted from improved economic growth and favorable capital markets conditions as the post-shutdown recovery continued. The asset class also benefitted from increased demand for floating rate exposure as market participants increased their expectations for higher rates.

For the six months ended April 30, 2021 the Payden Floating Rate Fund, Investor Class (PYFRX) returned 5.47% and the SI Class (PYFIX) returned 5.64%. The Fund’s benchmark, the Credit Suisse Institutional Leveraged Loan BB Index, returned 3.26% for the same period. The portfolio’s top performing loan was Flynn Restaurant Group, which benefitted from strong demand for quick serve food during the pandemic. The portfolio also benefitted from selective positions in credit risk transfer securities, which rallied during the period following a liquidity-driven sell-off at the beginning of the pandemic. Most holdings delivered a positive return during the period. Several loans posted negative returns after they were added at the end of the period and modestly detracted from performance as a result of transaction costs.

The Fund occasionally uses credit default swaps to gain short term market exposure when cash inflows are heavy. These positions are nominally small exposures and track the market. The Fund also held forward currency contracts to hedge foreign exchange exposure. Losses associated with forward currency contracts were -0.02% and were offset by currency-driven out performance by the Canadian dollar denominated bond.

Semi-Annual Report    3

Management Discussion & Analysis continued

Municipal Strategy

For the six months ended April 30, 2021, the Payden California Municipal Social Impact Fund (PYCRX) returned 2.07%. The Fund’s benchmarks, the Bloomberg Barclays California Intermediate Index and the Bloomberg Barclays 7-Year Municipal Index, returned 1.02% and 1.60%, respectively, for the period. The Fund’s outperformance relative to its benchmarks was due to multiple factors. Yield curve placement was a positive contributor to performance as municipal interest rates increased in 5-10 year maturities where the Fund’s benchmark is concentrated, yet declined in the longer dated maturities where the Fund has a material allocation. Sector allocation also contributed to performance as various sectors that are overweighted in the Fund relative to the index, including healthcare, ports, and lease revenue bonds, outperformed in light of the reopening economy. In the current environment as yields reach near all-time lows and the compensation for buying lower rated credits has decreased, the Fund is moving up in quality and favoring bonds secured by more resilient and flexible revenue sources, such as property taxes and general funds. Security selection will focus on higher quality issuers that have adequate access to near term liquidity and budget flexibility. Given that municipal to US Treasury yield ratios — a harbinger of relative value — have reached historically low levels across the entire yield curve, we continue to look for opportunities in taxable municipals and have also increased our allocation to US Treasuries, which provide a liquidity source without sacrificing yield. The Fund invests in futures contracts for hedging purposes. The use of interest rate futures impacted performance by 0.03% on a gross basis.

Global Bond Strategy

The Payden Global Fixed Income Fund (PYGFX) returned 0.16% for the six months ended April 30, 2021, compared to a return of -1.35% for its benchmark, the Bloomberg Barclays Global Aggregate Index (US Dollar hedged). Over this period, investors’ appetite was buoyed by global data suggesting a slowdown in the rate of coronavirus infections amidst one of the largest vaccine rollouts in history. Signs of a global economic rebound supported by continued global fiscal support and central bank stimulus led market participants to revise their inflation forecasts up, with measures of inflation expectations reaching levels last seen in 2013. Against this backdrop, government bond yields increased whilst risk assets were generally supported.

The fund benefited from its allocations to spreads sectors. The fund held overweight exposures to sub-investment grade corporate debt and securitized products, which were the main drivers of relative performance over the period. The Fund’s exposure to emerging markets hard currency debt was modestly increased in 2021, adding exposures to corporates as well as to sub-investment grade quasi/ sovereign debt. The allocation to hard currency emerging market debt positively contributed to performance. The Fund reduced its allocation to developed market investment-grade corporate debt towards the end of the first quarter, as valuations reached tights levels and risk adjusted potential returns for the asset class appeared less compelling. The Fund’s interest rate duration stance was broadly neutral relative to the benchmark throughout the period. Relative country and curve trades were favored. Notable trades during the period included a long position to 10-year German bunds as well as an overweight in the 10-year part of the Italian sovereign curve held against Germany. Overall, active duration management slightly detracted from performance. In currency space, the Fund held long exposures to developed cyclical currencies funded out of lower yielding currencies as well as long exposures to a select basket of emerging market currencies held against the US dollar. Overall, active currency management added to relative performance. The Fund also utilized government bond future contracts and plain vanilla interest rate swaps for duration hedging and active position taking. The Fund also used foreign exchange forward contracts for portfolio management and hedging purposes. During the period, derivatives instruments contributed 0.85% to total return.

Emerging Market Bond Strategies

For the six months ended April 30, 2021, emerging markets (EM) fixed income performance maintained its positive momentum, with strong returns across the asset class. Despite lingering concerns around the COVID-19 pandemic and new rounds of outbreaks remaining an issue in some jurisdictions, risk markets were heartened by high levels of vaccine effectiveness, which is helping countries with fast vaccination deployment to resume near-normal levels of economic activity and charting the path forward for the rest of the investment universe. In the beginning months of the year, the asset class navigated the quick upward move in US Treasury yields and real rates reasonably well, with sovereign and corporate yield spreads remaining supported. EM currencies broadly appreciated against the US dollar during the period, though country dispersion was pronounced and volatility was elevated; currencies in CEEMEA and Latin America mostly outperformed Asian currencies, helping local markets perform well overall despite negative returns from interest rates. Although select EM central banks hiked their main policy rate in response to higher inflation driven by base effects and commodity prices, the majority have remained on hold, given negative output gaps and a still-nascent growth recovery.

4   Payden Mutual Funds

The Payden Emerging Markets Bond Fund, Investor Class (PYEMX) returned 5.59%, the Fund’s Adviser Class (PYEWX) returned 5.45%, and the Fund’s SI Class (PYEIX) returned 5.61% for the six months ended April 30, 2021. The Fund’s benchmark, the J.P. Morgan EMBI Global Diversified Index, returned 3.26% for the same period. Within USD-pay sovereigns, overweight positioning in Angola, Sri Lanka, Ukraine, and El Salvador added, as did underweight exposures in Peru, Saudi Arabia, and Panama. Against this, underweight exposures in Turkey, Zambia, and Iraq detracted. Among quasi-sovereigns, overweight positioning in Mexico and Tunisia, an underweight allocation to China, and off-index provincial debt exposure in Argentina contributed positively. Off-benchmark allocations to corporates performed in line with the benchmark, while local currency denominated debt modestly detracted from relative performance. The emerging markets Funds invest in swaps, futures, options and forward currency contracts for credit, currency and interest rate risk hedging and investment purposes. During the period, the use of derivative instruments detracted -0.46% from the Fund’s total return.

The Payden Emerging Markets Local Bond (PYELX) returned 4.68% for the six months ended April 30, 2021. The Fund’s benchmark, the J.P. Morgan GBI-EM Global Diversified Index returned 4.17% for the same period. Relative to the benchmark, the Fund benefitted from overweight rates positioning in Indonesia, South Africa, and Uruguay, as well as underweight exposures in Turkey and Poland. Additionally, off-index allocations to Egypt, Ukraine, and Kazakhstan added. Against this, overweight rates positioning in Peru and Russia modestly detracted. Overall, currency positioning added during the period. Overweight positions in the Mexican peso, Czech koruna, Polish zloty, and Russian ruble benefitted relative performance. An underweight stance in the South African rand and Romanian leu detracted, as did overweight exposure to the Colombian peso. The emerging markets Funds invest in swaps, futures, options and forward currency contracts for credit, currency and interest rate risk hedging and investment purposes. During the period, the use of derivative instruments added 0.49% to the Fund’s total return.

The Payden Emerging Market Corporate Bond Fund, Investor Class (PYCEX) returned 5.08%, and the Fund’s SI Class (PYCIX) returned 5.22% for the six months ended April 30, 2021. The Fund’s benchmark, the J.P. Morgan CEMBI Broad Diversified Index, returned 3.95% for the period. The Fund’s selection of emerging market corporates was the primary contributor, while off-index positions in USD-pay sovereigns, quasi-sovereigns, and developed market corporates also benefitted relative performance. Within emerging market corporates, selection of financial and real estate credits in Mexico, oil and gas in Chile, consumer goods in Brazil, financials in Kuwait, and oil and gas in Saudi Arabia benefitted relative performance. Additionally, underweight allocations to financial credits in Singapore, TMT in China, and financials in South Korea added. An overweight to TMT in South Africa detracted, as did underweight exposure to oil and gas credits in both Argentina and Ghana. The emerging markets Funds invest in swaps, futures, options and forward currency contracts for credit, currency and interest rate risk hedging and investment purposes. During the period, the use of derivative instruments detracted -0.03% from the Fund’s total return.

Equity Strategy

The U.S. equity market rallied sharply for the six months ended April 30, 2021, as the vaccination rollouts and additional government aid drove equity prices to record levels. With the Biden Administration announcing more than $4 trillion in fiscal aid and the Federal Reserve Board maintaining its expansionary policies, the economic and corporate earnings recovery accelerated with growth expectations revised significantly higher. Despite the strength of the rally during the period, volatility remained elevated due to increased retail investor presence, rising inflationary concerns, and apprehension over higher taxes. Cyclical parts of the market such as energy, financials, value stocks, and small-cap stocks led markets higher, while the utilities and consumer staples sectors were the market laggards.

The Payden Equity Income Fund, Investor Class (PYVLX) which is comprised of large-cap value stocks, returned 27.11% for the six months ended April 30, 2021, the Fund’s Advisor Class (PYVAX) returned 26.88% and the Fund’s SI Class (PYVSX) returned 27.14%. The Fund’s benchmark, the Russell 1000 Value Index, returned 36.28% for the same period. From a performance attribution perspective, security selection was the main detractor from relative performance, which was largely driven by the Fund avoiding the so-called “low-quality” companies (dividend cutters, lowest credit ratings) such as those in the aerospace, airline, department stores, and leisure industries. Strong individual performers in the Fund were financial services companies Goldman Sachs and Morgan Stanley. The Fund utilized currency forward contracts to hedge its non-US dollar exposure during this period, which detracted 0.02% from performance.

Semi-Annual Report    5

Portfolio Highlights & Investments

Abbreviations

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

ARM - Adjustable Rate Mortgage

ARS - Argentine Peso

AUD - Australian Dollar

BAM - Build America Mutual

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLO - Collateralized Loan Obligation

CLP - Chilean Peso

CNH - Offshore China Renminbi

CNY - China Renminbi

COP - Colombian Peso

CZK - Czech Koruna

DKK - Danish Krone

DOP - Dominican Peso

EGP - Egyptian Pound

EUR - Euro

EURIBOR - Euro Interbank Offered Rate

FDIC - Federal Deposit Insurance Corporation

FFCB - Federal Farm Credit Banks Funding Corporation

FG - Freddie Mac Gold Pool

FH - Freddie Mac Non Gold Pool

FHLB - Federal Home Loan Banks

FHLMC - Federal Home Loan Mortgage Company (Freddie Mac)

FHR - Freddie Mac REMICS

FN - Fannie Mae Pool

FNCL - Fannie Mae or Freddie Mac

FNMA - Federal National Mortgage Association (Fannie Mae)

FNR - Fannie Mae REMICS

FR - Freddie Mac Pool

G2 - Ginnie Mae II pool

G2SF - Ginnie Mae

GBP - British Pound

GN - Ginnie Mae I pool

GNR - Ginnie Mae REMICS

HUF - Hungarian Forint

IDR - Indonesian Rupiah

JPY - Japanese Yen

KRW - South Korean Won

KZT - Kazakhstani Tenge

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

REMIC - Real Estate Mortgage Investment Conduit

RON - New Romanian Leu

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

STACR - Structured Agency Credit Risk

TBA - To-Be-Announced

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan Dollar

UAH - Ukrainian Hryvnia

USD - US Dollar

UYU - Uruguayan Peso

ZAR - South African Rand

6   Payden Mutual Funds

            Payden Cash Reserves Money  Market Fund

The Fund seeks stability, liquidity and current income by generally investing in the highest quality, short term securities with an average portfolio maturity not to exceed 90 days.	Portfolio Composition - percent of investments

	U.S. Treasury	51%
	Repurchase Agreement	31%
	U.S. Government Agency	15%
	Investment Company	3%

Schedule of Investments - April 30, 2021 (Unaudited)

Principal or Shares	Security Description	Value (000)
U.S. Government Agency (15%)
300,000	FFCB Funding Corp., (1 mo. LIBOR USD + 0.000%), 0.12%, 7/16/21 (a)	$300
5,000,000	FFCB Funding Corp., (1 mo. LIBOR USD + 0.010%), 0.13%, 10/20/21 (b)	5,000
2,700,000	FFCB Funding Corp., 1.63%, 9/17/21	2,716
1,000,000	FFCB Funding Corp., 2.80%, 12/17/21	1,017
5,000,000	FHLB, (1 mo. LIBOR USD + 0.000%), 0.04%, 5/03/21 (b)	5,000
2,500,000	FHLB, 1.63%, 12/20/21	2,525
1,955,000	FHLB, 2.88%, 12/10/21	1,988
25,000,000	FHLMC Discount Note, 0.01%, 6/25/21 (c)	25,000
5,000,000	FHLMC Discount Note, 0.04%, 10/06/21 (c)	4,999
3,000,000	FNMA, (U.S. Secured Overnight Financing Rate + 0.220%), 0.23%, 5/09/22 (b)	3,006
Total U.S. Government Agency (Cost—$51,551)		51,551

U.S. Treasury (51%)
17,500,000	U.S. Cash Management Bill, 0.04%, 5/04/21 (c)	17,500
8,000,000	U.S. Cash Management Bill, 0.05%, 7/13/21 (c)	7,999
20,000,000	U.S. Treasury Bill, 0.01%, 6/10/21 (c)	20,000
18,000,000	U.S. Treasury Bill, 0.02%, 5/06/21 (c)	18,000
20,000,000	U.S. Treasury Bill, 0.02%, 7/22/21 (c)	19,999
22,000,000	U.S. Treasury Bill, 0.04%, 10/28/21 (c)	21,996
10,000,000	U.S. Treasury Bill, 0.04%, 10/14/21 (c)	9,998
12,400,000	U.S. Treasury Bill, 0.08%, 10/07/21 (c)	12,395
5,000,000	U.S. Treasury Bill, 0.08%, 5/25/21 (c)	5,000
5,000,000	U.S. Treasury Note, (3 mo. U.S. Treasury Bill Yield + 0.034%), 0.05%, 4/30/23 (b)(c)	5,000
5,000,000	U.S. Treasury Note, (3 mo. U.S. Treasury Bill Yield + 0.055%), 0.07%, 7/31/22 (b)(c)	5,000
5,000,000	U.S. Treasury Note, (3 mo. U.S. Treasury Bill Yield + 0.114%), 0.13%, 4/30/22 (b)(c)	5,004
15,000,000	U.S. Treasury Note, (3 mo. U.S. Treasury Bill Yield + 0.154%), 0.17%, 1/31/22 (b)(c)	15,015
15,000,000	U.S. Treasury Note, (3 mo. U.S. Treasury Bill Yield + 0.300%), 0.32%, 10/31/21 (b)(c)	15,023
Total U.S. Treasury (Cost - $177,929)		177,929

Investment Company (3%)
9,658,622	Dreyfus Treasury Obligations Cash Management Fund (Cost—$9,659)	9,659

Principal or Shares	Security Description	Value (000)
Repurchase Agreement (31%)
50,000,000	Bank of Montreal Tri Party, 0.01% 5/03/21 (d)	$50,000
20,000,000	CIBC World Markets Tri Party, 0.01% 5/05/21 (e)	20,000
20,000,000	Citigroup Tri Party, 0.01% 5/06/21 (f)	20,000
20,000,000	Goldman Sachs Tri Party, 0.01% 5/04/21 (g)	20,000
Total Repurchase Agreement (Cost—$110,000)		110,000

Total Investments (Cost—$349,139) (100%)		349,139
Other Assets, net of Liabilities (0%)		260
Net Assets (100%)		$349,399

(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2021.
(c)	Yield to maturity at time of purchase.
(d)	The repurchase agreement dated 04/30/2021 is collateralized by the following securities:

Bank	of Montreal Tri Party

2,939	FMAC, maturity from Mar 35-Jul 47, yielding from 4.50%-7.25%	$—
15,000	FNMA, maturity dated Nov 25, yielding 0.50%	15
1,631	GNMA, maturity dated Mar 71, yielding 2.70%	2
52,306,900	U.S. Treasury Securities, maturity from May 21-Nov 40, yielding from 0.00%-6.25%	50,983

		$51,000

(e) The repurchase agreement dated 04/28/2021 is collateralized by the following securities:
CIBC World Markets Tri Party
15,809,700	U.S. Treasury Securities, maturity from Sep 21-May 48, yielding from 0.00%-4.63%	$20,400

(f) The repurchase agreement dated 04/29/2021 is collateralized by the following securities:
Citigroup Tri Party
20,389,200	U.S. Treasury Securities, maturity from Sep 22-Feb 41, yielding from 0.13%-2.13%	$20,400

(g) The repurchase agreement dated 04/27/2021 is collateralized by the following securities:
Goldman Sachs Tri Party
664,504	FNMA, maturity dated Nov 49, yielding 3.00%	$488
48,618,904	GNMA, maturity from Aug 23-May 56, yielding from 1.96%-5.50%	19,912

		$20,400

Semi-Annual Report    7

        Payden Cash Reserves Money Market Fund continued

Offsetting Assets and Liabilities

The Fund’s investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements	Value (000’s)

Total gross amount of repurchase agreements presented on the Statements of Assets and Liabilities	$110,000
Non-cash Collateral	(70,000)

Net Amount	$40,000

See notes to financial statements.

8   Payden Mutual Funds

                Payden Limited Maturity Fund

The Fund seeks a total return greater than a money market fund along with the preservation of capital by generally investing in investment grade debt securities with a maximum average portfolio maturity not to exceed two years.

Portfolio Composition - percent of investments

Corporate	46%
Asset Backed	25%
Commercial Paper	11%
U.S. Treasury	10%
Mortgage Backed	7%
Other	1%

Schedule of Investments - April 30, 2021 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (26%)
3,380,532	AEP Texas Restoration Funding 2019-1 LLC, 2.06%, 2/01/27	$3,484
1,417,861	Allegro CLO III Ltd. 144A, (3 mo. LIBOR USD + 0.840%), 1.02%, 7/25/27 (a)(b)	1,419
6,100,000	American Credit Acceptance Receivables Trust 2021-2 144A, 0.37%, 10/15/24 (b)	6,100
3,800,000	American Credit Acceptance Receivables Trust 2021-2 144A, 0.68%, 5/13/25 (b)	3,801
4,387,030	Americredit Automobile Receivables Trust 2018-3, 3.38%, 7/18/23	4,425
2,141,098	AmeriCredit Automobile Receivables Trust 2020-1, 1.10%, 3/20/23	2,144
1,484,993	AmeriCredit Automobile Receivables Trust 2020-2, 0.60%, 12/18/23	1,487
13,550,000	AmeriCredit Automobile Receivables Trust 2021-1, 0.28%, 6/18/24	13,551
1,000,000	Arbor Realty Commercial Real Estate Notes 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.150%), 1.26%, 5/15/37 (a)(b)	1,002
1,811,309	Atrium XII 144A, (3 mo. LIBOR USD + 0.830%), 1.01%, 4/22/27 (a)(b)	1,811
2,094,838	Bank of The West Auto Trust 2019-1 144A, 2.43%, 4/15/24 (b)	2,123
1,800,000	Bank of The West Auto Trust 2019-1 144A, 2.51%, 10/15/24 (b)	1,859
4,951,433	Barings CLO Ltd. 2013-I 144A, (3 mo. LIBOR USD + 0.800%), 0.99%, 1/20/28 (a)(b)	4,954
1,610,000	BDS 2020-FL5 Ltd. 144A, (1 mo. LIBOR USD + 1.150%), 1.27%, 2/16/37 (a)(b)	1,616
7,400,000	Benefit Street Partners CLO II Ltd. 144A, (3 mo. LIBOR USD + 0.870%), 1.05%, 7/15/29 (a)(b)	7,400
938,668	BlueMountain CLO 2013-1 Ltd. 144A, (3 mo. LIBOR USD + 1.230%), 1.42%, 1/20/29 (a)(b)	941
1,379,197	BlueMountain CLO 2015-2 Ltd. 144A, (3 mo. LIBOR USD + 0.930%), 1.12%, 7/18/27 (a)(b)	1,380
1,588,039	BMW Canada Auto Trust 2020-1A 144A, 1.96%, 9/20/22 CAD (b)(c)	1,298
6,128,126	BMW Canada Auto Trust 2021-1A 144A, 0.33%, 7/20/23 CAD (b)(c)	4,984
5,125,000	BMW Canada Auto Trust 2021-1A 144A, 0.50%, 7/20/24 CAD (b)(c)	4,148
4,650,000	BMW Vehicle Lease Trust 2021-1, 0.20%, 3/27/23	4,650
1,263,340	BMW Vehicle Owner Trust 2020-A, 0.39%, 2/27/23	1,264
5,250,000	Bristol Park CLO Ltd. 144A, (3 mo. LIBOR USD + 0.990%), 1.17%, 4/15/29 (a)(b)	5,251

Principal or Shares	Security Description	Value (000)

3,760,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.300%), 1.41%, 9/15/35 (a)(b)	$3,762
1,619,662	Canadian Pacer Auto Receivables Trust 2020-1 144A, 1.77%, 11/21/22 (b)	1,626
3,832,110	CarMax Auto Owner Trust 2018-4, 3.36%, 9/15/23	3,900
2,006,185	CarMax Auto Owner Trust 2020-3, 0.49%, 6/15/23	2,008
5,710,623	CarMax Auto Owner Trust 2020-4, 0.31%, 1/16/24	5,713
6,150,000	CarMax Auto Owner Trust 2021-2, 0.27%, 6/17/24	6,151
5,504,272	CCG Receivables Trust 2020-1 144A, 0.54%, 12/14/27 (b)	5,517
6,550,000	CCG Receivables Trust 2021-1 144A, 0.30%, 6/14/27 (b)	6,549
8,750,000	CHCP 2021-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.050%), 1.17%, 2/15/38 (a)(b)	8,781
2,030,967	Chesapeake Funding II 2020-1A LLC 144A, 0.87%, 8/16/32 (b)	2,043
9,997,400	Chesapeake Funding II 2021-1A LLC 144A, (1 mo. LIBOR USD + 0.230%), 0.34%, 4/15/33 (a)(b)	10,003
3,000,000	CLNC 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.250%), 1.37%, 8/20/35 (a)(b)	3,010
10,000,000	CNH Capital Canada Receivables Trust 2021-1A 144A, 0.39%, 3/15/24 CAD (b)(c)	8,137
577,788	CNH Equipment Trust 2020-A, 1.08%, 7/17/23	579
641,799	Commonbond Student Loan Trust 2017-A-GS 144A, (1 mo. LIBOR USD + 0.850%), 0.96%, 5/25/41 (a)(b)	642
1,231,250	DB Master Finance 2019-1A LLC 144A, 3.79%, 5/20/49 (b)	1,258
5,400,000	Dell Equipment Finance Trust 2020-2 144A, 0.47%, 10/24/22 (b)	5,409
5,450,000	Dell Equipment Finance Trust 2021-1 144A, 0.33%, 5/22/26 (b)	5,453
17,600,000	DLLAA 2021-1 LLC 144A, 0.36%, 5/17/24 (b)	17,599
550,234	Drive Auto Receivables Trust 2017-1, 3.84%, 3/15/23	554
1,300,664	Drive Auto Receivables Trust 2020-2, 0.85%, 7/17/23	1,302
9,430,000	Drive Auto Receivables Trust 2021-1, 0.36%, 12/15/23	9,434

Semi-Annual Report    9

          Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)
12,900,000	Dryden 36 Senior Loan Fund 144A, (3 mo. LIBOR USD + 1.020%), 1.20%, 4/15/29 (a)(b)	$12,918
5,000,000	Dryden 86 CLO Ltd. 144A, (3 mo. LIBOR USD + 2.800%), 2.99%, 7/17/30 (a)(b)	5,012
1,003,594	Enterprise Fleet Financing 2018-2 LLC 144A, 3.14%, 2/20/24 (b)	1,007
1,746,614	Enterprise Fleet Financing 2020-1 LLC 144A, 1.78%, 12/22/25 (b)	1,771
10,800,000	Enterprise Fleet Financing 2020-2 LLC 144A, 0.61%, 7/20/26 (b)	10,830
5,250,000	Enterprise Fleet Funding 2021-1 LLC 144A, 0.44%, 12/21/26 (b)	5,251
7,639,846	Exeter Automobile Receivables Trust 2021-1, 0.30%, 6/15/23	7,641
3,400,000	Flatiron CLO 17 Ltd. 144A, (3 mo. LIBOR USD + 0.980%), 1.18%, 5/15/30 (a)(b)	3,395
233,393	Ford Auto Securitization Trust 2018-B, 2.53%, 8/15/22 CAD (c)(d)	190
3,277,956	Ford Auto Securitization Trust 2020-AA 144A, 0.52%, 8/15/22 CAD (b)(c)	2,668
3,550,000	Ford Auto Securitization Trust 2020-AA 144A, 0.89%, 8/15/24 CAD (b)(c)	2,896
653,021	Ford Credit Auto Lease Trust 2020-A, 1.80%, 7/15/22	654
2,364,505	Ford Credit Auto Lease Trust 2020-B, 0.50%, 12/15/22	2,367
611,465	Foursight Capital Automobile Receivables Trust 2020-1 144A, 1.97%, 9/15/23 (b)	614
7,700,000	Galaxy XXIII CLO Ltd. 144A, (3 mo. LIBOR USD + 0.870%), 1.05%, 4/24/29 (a)(b)	7,700
2,382,971	Galaxy XXIX CLO Ltd. 144A, (3 mo. LIBOR USD + 0.790%), 0.98%, 11/15/26 (a)(b)	2,382
2,040,000	GM Financial Automobile Leasing Trust 2020-2, 0.80%, 7/20/23	2,053
4,317,475	GM Financial Consumer Automobile Receivables Trust 2020-3, 0.35%, 7/17/23	4,320
2,740,000	GM Financial Consumer Automobile Receivables Trust 2021-2, 0.27%, 6/17/24	2,741
2,661,672	GMF Canada Leasing Trust 2020-1A 144A, 0.56%, 7/20/22 CAD (b)(c)	2,166
2,770,000	GMF Canada Leasing Trust 2020-1A 144A, 0.91%, 7/20/23 CAD (b)(c)	2,260
6,900,000	GMF Canada Leasing Trust 2021-1A 144A, 0.42%, 2/21/23 CAD (b)(c)	5,615
5,600,000	GMF Canada Leasing Trust 2021-1A 144A, 0.64%, 3/20/24 CAD (b)(c)	4,557
4,500,000	GreatAmerica Leasing Receivables Funding LLC Series 2021-1 144A, 0.27%, 6/15/23 (b)	4,515
5,580,000	Greystone CRE Notes 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.180%), 1.29%, 9/15/37 (a)(b)	5,600
9,000,000	Gulf Stream Meridian 2 Ltd. 144A, (3 mo. LIBOR USD + 1.400%), 1.58%, 10/15/29 (a)(b)	9,012
1,701,534	Honda Auto Receivables 2020-2 Owner Trust, 0.74%, 11/15/22	1,704
89,655	HPEFS Equipment Trust 2019-1 144A, 2.19%, 9/20/29 (b)	90

Principal or Shares	Security Description	Value (000)
4,100,000	HPEFS Equipment Trust 2021-1 144A, 0.27%, 3/20/31 (b)	$4,111
5,531,567	Hyundai Auto Lease Securitization Trust 2020-B 144A, 0.36%, 1/17/23 (b)	5,535
2,161,828	Invitation Homes 2018-SFR1 Trust 144A, (1 mo. LIBOR USD + 0.700%), 0.82%, 3/17/37 (a)(b)	2,167
747,205	John Deere Owner Trust 2020-B, 0.41%, 3/15/23	748
4,500,000	John Deere Owner Trust 2021-A, 0.20%, 12/15/23	4,497
3,139,714	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.100%), 1.22%, 6/15/36 (a)(b)	3,151
4,305,527	Kubota Credit Owner Trust 2020-2 144A, 0.41%, 6/15/23 (b)	4,309
2,880,000	Kubota Credit Owner Trust 2021-1 144A, 0.31%, 4/15/24 (b)	2,880
3,849,627	LCM XX LP 144A, (3 mo. LIBOR USD + 1.040%), 1.23%, 10/20/27 (a)(b)	3,851
8,450,000	LCM XXIV Ltd. 144A, (3 mo. LIBOR USD + 0.980%), 1.17%, 3/20/30 (a)(b)	8,450
2,240,000	Madison Park Funding XIII Ltd. 144A, (3 mo. LIBOR USD + 0.950%), 1.14%, 4/19/30 (a)(b)	2,240
15,000,000	Madison Park Funding XVII Ltd. 144A, (3 mo. LIBOR USD + 1.000%), 1.19%, 7/21/30 (a)(b)	15,001
6,751,465	Magnetite VII Ltd. 144A, (3 mo. LIBOR USD + 0.800%), 0.98%, 1/15/28 (a)(b)	6,759
1,160,319	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.150%), 1.27%, 6/15/28 (a)(b)	1,162
901,297	Mercedes-Benz Auto Lease Trust 2020-A, 1.82%, 3/15/22	903
3,065,967	Mercedes-Benz Auto Lease Trust 2020-B, 0.31%, 2/15/23	3,067
1,153,825	MMAF Equipment Finance LLC 2017-B 144A, 2.21%, 10/17/22 (b)	1,156
708,103	MMAF Equipment Finance LLC 2018-A 144A, 3.20%, 9/12/22 (b)	712
1,818,750	MMAF Equipment Finance LLC 2020-A 144A, 0.74%, 4/09/24 (b)	1,827
2,750,000	MMAF Equipment Finance LLC 2020-B 144A, 0.38%, 8/14/23 (b)	2,753
5,500,000	MMAF Equipment Finance LLC 2021-A 144A, 0.30%, 4/15/24 (b)	5,500
268,658	Navient Private Education Refi Loan Trust 2020-B 144A, 1.80%, 1/15/69 (b)	269
930,540	Navient Private Education Refi Loan Trust 2020-G 144A, 1.17%, 9/16/69 (b)	935
6,841,151	Navient Private Education Refi Loan Trust 2020-HA 144A, 1.31%, 1/15/69 (b)	6,898
2,502,690	Navient Private Education Refi Loan Trust 2021-A 144A, 0.84%, 5/15/69 (b)	2,504
5,894,186	Navient Student Loan Trust 2019-7 144A, (1 mo. LIBOR USD + 0.500%), 0.61%, 1/25/68 (a)(b)	5,909

10   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
2,830,000	Navistar Financial Dealer Note Master Trust 2020-1 144A, (1 mo. LIBOR USD + 0.950%), 1.06%, 7/25/25 (a)(b)	$2,851
15,400,000	Neuberger Berman Loan Advisers CLO 25 Ltd. 144A, (3 mo. LIBOR USD + 0.930%), 1.12%, 10/18/29 (a)(b)	15,400
2,714,541	Nissan Auto Lease Trust 2019-B, 2.27%, 7/15/22	2,730
2,995,244	Nissan Auto Lease Trust 2020-A, 1.80%, 5/16/22	3,002
5,420,000	Oaktree CLO 2020-1 Ltd. 144A, (3 mo. LIBOR USD + 2.000%), 2.18%, 7/15/29 (a)(b)	5,431
1,500,000	Octagon Investment Partners 46 Ltd. 144A, (3 mo. LIBOR USD + 3.000%), 3.18%, 7/15/33 (a)(b)	1,505
376,905	Octagon Investment Partners XXIII Ltd. 144A, (3 mo. LIBOR USD + 0.850%), 1.03%, 7/15/27 (a)(b)	376
3,915,061	Palmer Square Loan Funding 2020-1 Ltd. 144A, (3 mo. LIBOR USD + 0.800%), 0.98%, 2/20/28 (a)(b)	3,901
9,361,204	Regatta Funding LP 2013-2A 144A, (3 mo. LIBOR USD + 0.850%), 1.03%, 1/15/29 (a)(b)	9,361
1,816,516	Santander Consumer Auto Receivables Trust 2020-B 144A, 0.38%, 2/15/23 (b)	1,817
610,593	Santander Drive Auto Receivables Trust 2017-3, 3.20%, 11/15/23	618
1,210,676	Santander Drive Auto Receivables Trust 2020-2, 0.62%, 5/15/23	1,211
5,000,000	Santander Drive Auto Receivables Trust 2020-2, 0.96%, 11/15/24	5,023
3,337,549	Santander Drive Auto Receivables Trust 2020-3, 0.46%, 9/15/23	3,340
7,400,000	Santander Drive Auto Receivables Trust 2021-1, 0.29%, 11/15/23	7,400
814,032	Santander Retail Auto Lease Trust 2019-B 144A, 2.29%, 4/20/22 (b)	815
3,186,416	Santander Retail Auto Lease Trust 2020-B 144A, 0.42%, 11/20/23 (b)	3,191
6,025,000	Santander Retail Auto Lease Trust 2021-A 144A, 0.32%, 2/20/24 (b)	6,026
1,287,669	SMB Private Education Loan Trust 2020-A 144A, (1 mo. LIBOR USD + 0.300%), 0.41%, 3/15/27 (a)(b)	1,288
499,791	SoFi Consumer Loan Program 2020-1 Trust 144A, 2.02%, 1/25/29 (b)	504
213,859	SoFi Professional Loan Program 2019-C LLC 144A, 2.13%, 11/16/48 (b)	214
627,789	SoFi Professional Loan Program 2020-A Trust 144A, 2.06%, 5/15/46 (b)	631
3,370,000	STWD 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.080%), 1.19%, 7/15/38 (a)(b)	3,375
4,200,000	STWD 2021-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.200%), 1.31%, 4/18/38 (a)(b)	4,218

Principal or Shares	Security Description	Value (000)
2,740,000	Synchrony Card Funding 2019-A2 LLC, 2.34%, 6/15/25	$2,807
6,350,000	Tesla Auto Lease Trust 2021-A 144A, 0.36%, 3/20/25 (b)	6,357
853,319	Towd Point Mortgage Trust 2017-5 144A, (1 mo. LIBOR USD + 0.600%), 0.71%, 2/25/57 (a)(b)	855
1,787,414	Toyota Auto Receivables 2020-C Owner Trust, 0.36%, 2/15/23	1,789
5,650,000	Toyota Lease Owner Trust 2021-A 144A, 0.27%, 9/20/23 (b)	5,651
4,310,000	Trillium Credit Card Trust II 2020-1A 144A, (1 mo. LIBOR USD + 0.370%), 0.48%, 12/26/24 (a)(b)	4,319
4,040,000	TRTX 2019-FL3 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.450%), 1.57%, 10/15/34 (a)(b)	4,054
3,330,000	Tryon Park CLO Ltd. 144A, (3 mo. LIBOR USD + 0.890%), 1.07%, 4/15/29 (a)(b)	3,331
1,264,060	Volvo Financial Equipment LLC Series 2019-1 144A, 3.00%, 3/15/23 (b)	1,278
203,437	Westlake Automobile Receivables Trust 2018-1 144A, 3.41%, 5/15/23 (b)	204
4,141,739	Westlake Automobile Receivables Trust 2020-2 144A, 0.93%, 2/15/24 (b)	4,154
11,235,432	Westlake Automobile Receivables Trust 2020-3 144A, 0.56%, 5/15/24 (b)	11,255
7,000,000	Westlake Automobile Receivables Trust 2021-1 144A, 0.39%, 10/15/24 (b)	7,004
7,247,112	Wheels SPV 2 2018-1A LLC 144A, 3.24%, 4/20/27 (b)	7,309
2,753,438	Wheels SPV 2 2019-1A LLC 144A, 2.30%, 5/22/28 (b)	2,775
2,180,000	Wheels SPV 2 2020-1A LLC 144A, 0.51%, 8/20/29 (b)	2,183
9,200,000	Wheels SPV 2 2021-1A LLC 144A, (1 mo. LIBOR USD + 0.280%), 0.56%, 8/20/29 (a)(b)	9,200
8,449,488	World Omni Auto Receivables Trust 2019-B, 2.59%, 7/15/24	8,569
2,106,085	World Omni Auto Receivables Trust 2020-A, 1.02%, 6/15/23	2,111
4,058,816	World Omni Auto Receivables Trust 2020-C, 0.35%, 12/15/23	4,061
4,174,812	World Omni Automobile Lease Securitization Trust 2020-B, 0.32%, 9/15/23	4,177
3,277,065	World Omni Select Auto Trust 2020-A, 0.47%, 6/17/24	3,281
Total Asset Backed (Cost—$578,243)		580,697

Commercial Paper(e) (11%)
12,000,000	Ameren Illinois Co., 0.19%, 5/17/21	11,999
8,000,000	American Honda Finance Corp., 0.21%, 7/07/21	7,997
2,000,000	American Honda Finance Corp., 0.22%, 6/21/21	1,999
10,000,000	Amphenol Corp., 0.16%, 5/14/21	9,999
5,000,000	Amphenol Corp., 0.18%, 5/24/21	4,999
10,000,000	Bell Canada Inc., 0.16%, 5/18/21	9,999
11,500,000	Caisse des Depots et Consignations, 0.18%, 1/18/22	11,485

Semi-Annual Report    11

          Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)
5,000,000	CenterPoint Energy Inc., 0.19%, 5/06/21	$5,000
15,000,000	Enel Finance America, LLC, 0.15%, 5/19/21	14,999
5,200,000	Fidelity National Information Services Inc., 0.23%, 5/07/21	5,200
12,000,000	Fidelity National Information Services Inc., 0.23%, 5/19/21	11,999
7,000,000	Glencore Funding LLC, 0.19%, 5/05/21	7,000
8,000,000	Glencore Funding LLC, 0.24%, 5/10/21	8,000
10,000,000	Glencore Funding LLC, 0.31%, 6/24/21	9,995
15,000,000	Kreditanstalt Fuer Wiederaufbau (KFW), 0.20%, 2/08/22	14,979
3,000,000	Louisville Gas and Electric Co., 0.16%, 5/07/21	3,000
4,500,000	Louisville Gas and Electric Co., 0.17%, 5/03/21	4,500
16,250,000	LVMH Moet Hennessy Louis Vuitton SE, 0.17%, 8/05/21	16,245
12,000,000	Marsh & Mclennan Co. Inc., 0.16%, 5/03/21	12,000
10,000,000	National Rural Utilities Cooperative Finance Corp., 0.16%, 5/07/21	10,000
9,000,000	NextEra Energy Capital Holdings, Inc., 0.16%, 5/21/21	8,999
9,000,000	Sempra Global, 0.13%, 5/04/21	9,000
6,000,000	Sempra Global, 0.14%, 5/06/21	6,000
10,000,000	Sempra Global, 0.15%, 5/05/21	10,000
15,000,000	UnitedHealth Group Inc., 0.14%, 6/01/21	14,998
12,000,000	WEC Energy Group, Inc, 0.16%, 5/04/21	12,000
Total Commercial Paper (Cost—$242,387)		242,391

Corporate Bond (46%)

Financial (24%)
3,660,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.95%, 2/01/22	3,738
2,500,000	AIG Global Funding 144A, 1.90%, 10/06/21 (b)	2,518
870,000	AIG Global Funding 144A, 2.30%, 7/01/22 (b)	890
2,400,000	Ally Financial Inc., 1.45%, 10/02/23	2,439
3,000,000	Ameriprise Financial Inc., 3.00%, 3/22/22	3,073
3,750,000	ANZ New Zealand Int’l Ltd. 144A, 2.88%, 1/25/22 (b)	3,822
1,065,000	Aviation Capital Group LLC 144A, (3 mo. LIBOR USD + 0.670%), 0.86%, 7/30/21 (a)(b)	1,064
3,620,000	Aviation Capital Group LLC 144A, (3 mo. LIBOR USD + 0.950%), 1.14%, 6/01/21 (a)(b)	3,620
3,400,000	Banco Bilbao Vizcaya Argentaria SA, 0.88%, 9/18/23	3,414
1,655,000	Banco Bradesco SA 144A, 2.85%, 1/27/23 (b)	1,693
8,950,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 0.690%), 0.70%, 4/22/25 (a)	8,979
6,265,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 0.740%), 0.81%, 10/24/24 (a)	6,280
2,127,000	Bank of America Corp., (3 mo. LIBOR USD + 0.790%), 0.98%, 3/05/24 (a)	2,146
9,250,000	Bank of America Corp., (3 mo. LIBOR USD + 0.790%), 3.00%, 12/20/23 (a)	9,618
1,530,000	Bank of Montreal, (3 mo. LIBOR USD + 0.790%), 0.98%, 8/27/21 (a)	1,534
5,340,000	Bank of Nova Scotia, (U.S. Secured Overnight Financing Rate + 0.550%), 0.56%, 9/15/23 (a)	5,368
3,635,000	Barclays Bank PLC, 1.70%, 5/12/22	3,685

Principal or Shares	Security Description	Value (000)
2,895,000	Barclays PLC, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.800%), 1.01%, 12/10/24 (a)	$2,901
9,300,000	BBVA USA, 2.88%, 6/29/22	9,551
4,000,000	BBVA USA, 3.50%, 6/11/21	4,002
3,315,000	BNZ International Funding Ltd. 144A, 2.10%, 9/14/21 (b)	3,338
1,150,000	BPCE SA 144A, 4.00%, 9/12/23 (b)	1,239
5,000,000	Canadian Imperial Bank of Commerce, (3 mo. LIBOR USD + 0.010%), 0.19%, 1/14/22 (a)	5,002
4,470,000	Canadian Imperial Bank of Commerce, (U.S. Secured Overnight Financing Rate + 0.400%), 0.41%, 12/14/23 (a)	4,472
2,265,000	Canadian Imperial Bank of Commerce, (U.S. Secured Overnight Financing Rate + 0.800%), 0.81%, 3/17/23 (a)	2,285
10,000,000	Canadian Imperial Bank of Commerce, 2.30%, 7/11/22 CAD (c)	8,319
2,065,000	Capital One Financial Corp., (3 mo. LIBOR USD + 0.950%), 1.14%, 3/09/22 (a)	2,078
5,000,000	Capital One Financial Corp., 3.05%, 3/09/22	5,106
11,875,000	Capital One Financial Corp., 3.20%, 1/30/23	12,438
3,000,000	Central Nippon Expressway Co. Ltd., (3 mo. LIBOR USD + 0.850%), 1.03%, 9/14/21 (a)(d)	3,007
1,965,000	CIT Group Inc., 5.00%, 8/15/22	2,072
7,610,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 0.669%), 0.68%, 5/01/25 (a)	7,621
7,070,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 0.686%), 0.78%, 10/30/24 (a)	7,076
2,240,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 0.867%), 2.31%, 11/04/22 (a)	2,261
4,300,000	Citigroup Inc., 2.90%, 12/08/21	4,359
19,000,000	Credit Agricole SA 144A, 3.38%, 1/10/22 (b)	19,398
5,005,000	Credit Suisse AG, (U.S. Secured Overnight
	Financing Rate + 0.450%), 0.46%, 2/04/22 (a)	5,003
2,765,000	Credit Suisse AG, 2.10%, 11/12/21	2,791
1,135,000	Credit Suisse AG, 2.80%, 4/08/22	1,161
2,400,000	Deutsche Pfandbriefbank AG, 2.50%, 5/31/22 (d)	2,454
1,740,000	Element Fleet Management Corp. 144A, 1.60%, 4/06/24 (b)	1,761
1,291,000	First Abu Dhabi Bank PJSC, 1.38%, 2/19/23 GBP (c)(d)	1,806
3,450,000	FS KKR Capital Corp., 4.75%, 5/15/22	3,569
9,930,000	Goldman Sachs Group Inc., 0.48%, 1/27/23	9,937
9,060,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 0.580%), 0.59%, 3/08/24 (a)	9,072
4,345,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 0.538%), 0.63%, 11/17/23 (a)	4,351
9,785,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 0.572%), 0.67%, 3/08/24 (a)	9,801
2,654,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD + 0.750%), 0.93%, 2/23/23 (a)	2,675
4,300,000	Goldman Sachs Group Inc., 5.75%, 1/24/22	4,470

12   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
1,827,000	Huntington Bancshares Inc., 2.30%, 1/14/22	$1,850
2,550,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A, 5.25%, 5/15/27 (b)	2,604
6,420,000	Inter-American Investment Corp., (3 mo. LIBOR USD + 0.090%), 0.28%, 10/12/21 (a)(d)	6,422
2,050,000	Itau Unibanco Holding SA 144A, 2.90%, 1/24/23 (b)	2,096
3,710,000	Jackson National Life Global Funding 144A, (U.S. Secured Overnight Financing Rate +0.600%), 0.61%, 1/06/23 (a)(b)	3,727
8,215,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 0.580%), 0.59%, 3/16/24 (a)	8,244
2,621,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.730%), 0.90%, 4/23/24 (a)	2,641
5,000,000	Lloyds Bank PLC, 2.13%, 7/24/22 (d)	5,115
17,000,000	Lloyds Bank PLC, 3.38%, 11/15/21 (d)	17,290
3,700,000	Lloyds Banking Group PLC, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.100%), 1.33%, 6/15/23 (a)	3,735
6,365,000	Macquarie Bank Ltd. 144A, 0.44%, 12/16/22 (b)	6,372
3,290,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.020%), 1.21%, 11/28/23 (a)(b)	3,323
6,885,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.350%), 1.54%, 3/27/24 (a)(b)	7,002
15,000,000	Manulife Bank of Canada, 2.08%, 5/26/22 CAD (c)	12,414
5,120,000	Met Tower Global Funding 144A, 0.55%, 7/13/22 (b)	5,137
5,500,000	Metropolitan Life Global Funding I 144A, (U.S. Secured Overnight Financing Rate + 0.350%), 0.36%, 9/08/22 (a)(b)(f)	5,519
955,000	Mitsubishi UFJ Financial Group Inc., (3 mo. LIBOR USD + 0.700%), 0.88%, 3/07/22 (a)	960
4,000,000	Mitsubishi UFJ Financial Group Inc., 3.54%, 7/26/21	4,031
5,500,000	Mitsubishi UFJ Financial Group Inc., 3.76%, 7/26/23	5,890
3,960,000	Mizuho Financial Group Inc., (3 mo. LIBOR USD + 0.610%), 0.79%, 9/08/24 (a)	3,975
3,800,000	Mizuho Financial Group Inc., (3 mo. LIBOR USD + 0.840%), 1.02%, 7/16/23 (a)	3,825
6,700,000	Mizuho Financial Group Inc., (3 mo. LIBOR USD + 0.940%), 1.13%, 2/28/22 (a)	6,745
5,745,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 0.455%), 0.53%, 1/25/24 (a)	5,743
3,395,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 0.466%), 0.56%, 11/10/23 (a)	3,400
3,910,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 0.700%), 0.71%, 1/20/23 (a)	3,921
3,810,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 0.616%), 0.73%, 4/05/24 (a)	3,820
1,785,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 0.745%), 0.86%, 10/21/25 (a)	1,784
2,000,000	Morgan Stanley, (3 mo. LIBOR USD + 1.400%), 1.58%, 10/24/23 (a)	2,033
4,000,000	Morgan Stanley, 2.63%, 11/17/21	4,051
1,715,000	NASDAQ Inc., 0.45%, 12/21/22	1,716

Principal or Shares	Security Description	Value (000)
5,000,000	National Australia Bank Ltd. 144A, (3 mo. LIBOR USD + 0.410%), 0.59%, 12/13/22 (a)(b)	$5,024
1,000,000	National Australia Bank Ltd. 144A, (3 mo. LIBOR USD + 0.710%), 0.89%, 11/04/21 (a)(b)	1,003
2,785,000	National Bank of Canada, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.770%), 0.90%, 8/15/23 (a)	2,802
20,000,000	National Bank of Canada, 1.96%, 6/30/22 CAD (c)	16,560
3,145,000	Natwest Group PLC, (3 mo. LIBOR USD + 1.470%), 1.66%, 5/15/23 (a)	3,179
10,800,000	Natwest Group PLC, (3 mo. LIBOR USD + 1.480%), 3.50%, 5/15/23 (a)	11,129
5,025,000	New York Life Global Funding 144A, (3 mo. LIBOR USD + 0.280%), 0.47%, 1/10/23 (a)(b)	5,044
6,300,000	OneMain Finance Corp., 6.13%, 3/15/24	6,812
1,700,000	PayPal Holdings Inc., 2.20%, 9/26/22	1,742
3,780,000	PNC Bank NA, (3 mo. LIBOR USD + 0.325%), 0.50%, 2/24/23 (a)	3,788
4,080,000	PNC Bank NA, (3 mo. LIBOR USD + 0.430%), 0.62%, 12/09/22 (a)	4,089
2,805,000	PNC Bank NA, (3 mo. LIBOR USD + 0.323%), 1.74%, 2/24/23 (a)	2,838
2,785,000	Protective Life Global Funding 144A, 0.50%, 4/12/23 (b)	2,789
3,340,000	Public Storage, (U.S. Secured Overnight Financing Rate + 0.470%), 0.48%, 4/23/24 (a)	3,344
4,515,000	Reliance Standard Life Global Funding II 144A, 2.63%, 7/22/22 (b)	4,628
2,300,000	Santander Holdings USA Inc., 3.70%, 3/28/22	2,360
3,700,000	Santander UK PLC, (3 mo. LIBOR USD +0.660%), 0.85%, 11/15/21 (a)	3,712
4,502,000	Santander UK PLC 144A, 1.63%, 2/12/23 (b)	4,604
1,833,000	Santander UK PLC, 2.10%, 1/13/23	1,886
2,350,000	Simon Property Group LP, 2.75%, 6/01/23	2,444
4,240,000	Skandinaviska Enskilda Banken AB 144A, 0.55%, 9/01/23 (b)	4,244
2,500,000	SL Green Operating Partnership LP, (3 mo. LIBOR USD + 0.980%), 1.17%, 8/16/21 (a)	2,500
241,000	SLM Corp., 5.13%, 4/05/22	247
3,000,000	Stadshypotek AB 144A, 2.50%, 4/05/22 (b)	3,063
690,000	State Street Corp., (U.S. Secured Overnight Financing Rate + 2.690%), 2.83%, 3/30/23 (a)	706
2,000,000	Sumitomo Mitsui Financial Group Inc., (3 mo. LIBOR USD + 1.140%), 1.33%, 10/19/21 (a)(f)	2,010
2,330,000	Sumitomo Mitsui Trust Bank Ltd. 144A, 0.80%, 9/12/23 (b)	2,342
1,940,000	Synchrony Financial, 2.85%, 7/25/22	1,988
2,064,000	Synchrony Financial, 3.75%, 8/15/21	2,072
910,000	Synovus Bank, (U.S. Secured Overnight Financing Rate + 0.945%), 2.29%, 2/10/23 (a)	919
2,015,000	Toronto-Dominion Bank, (U.S. Secured Overnight Financing Rate + 0.450%), 0.46%, 9/28/23 (a)	2,024
6,000,000	Toronto-Dominion Bank 144A, 2.10%, 7/15/22 (b)	6,137

Semi-Annual Report    13

          Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)
1,575,000	Truist Bank, (U.S. Secured Overnight Financing Rate + 0.730%), 0.74%, 3/09/23 (a)	$1,589
2,000,000	Truist Financial Corp., 3.05%, 6/20/22	2,059
2,725,000	UBS AG 144A, 1.75%, 4/21/22 (b)	2,761
5,000,000	UniCredit Bank AG, 1.88%, 7/05/22 (d)	5,089
8,000,000	Wells Fargo & Co., 2.09%, 4/25/22 CAD (c)	6,606
3,750,000	Wells Fargo Bank NA, (3 mo. LIBOR USD + 0.510%), 0.69%, 10/22/21 (a)	3,758
4,000,000	Wells Fargo Bank NA, 3.63%, 10/22/21	4,052
3,370,000	Westpac Banking Corp., (3 mo. LIBOR USD + 0.390%), 0.58%, 1/13/23 (a)	3,389
2,565,000	Westpac Banking Corp., 2.80%, 1/11/22	2,611

		524,585

Industrial (16%)
3,170,000	7-Eleven Inc. 144A, 0.63%, 2/10/23 (b)	3,174
4,205,000	7-Eleven Inc. 144A, 0.80%, 2/10/24 (b)	4,201
1,810,000	AbbVie Inc., (3 mo. LIBOR USD + 0.460%), 0.64%, 11/19/21 (a)	1,813
3,735,000	AbbVie Inc., 2.15%, 11/19/21	3,772
9,223,000	AbbVie Inc., 2.85%, 5/14/23	9,658
4,266,000	Aetna Inc., 2.75%, 11/15/22	4,390
4,423,000	Aetna Inc., 2.80%, 6/15/23	4,621
4,973,000	America Movil SAB de CV, 3.13%, 7/16/22	5,123
7,805,000	American Honda Finance Corp., (3 mo. LIBOR USD + 0.150%), 0.33%, 2/22/23 (a)	7,801
6,380,000	American Honda Finance Corp., (3 mo. LIBOR USD + 0.280%), 0.47%, 1/12/24 (a)	6,383
3,195,000	AT&T Inc., (U.S. Secured Overnight Financing Rate + 0.640%), 0.65%, 3/25/24 (a)	3,200
1,510,000	Ball Corp., 5.25%, 7/01/25	1,711
1,700,000	Bayer U.S. Finance II LLC, (3 mo. LIBOR USD + 0.630%), 0.83%, 6/25/21 (a)(d)	1,701
1,240,000	Bayer U.S. Finance II LLC 144A, (3 mo. LIBOR USD + 0.630%), 0.83%, 6/25/21 (a)(b)	1,240
10,425,000	Becton Dickinson and Co., 2.89%, 6/06/22	10,693
1,165,000	Berry Global Inc. 144A, 0.95%, 2/15/24 (b)	1,163
3,385,000	BMW U.S. Capital LLC 144A, (U.S. Secured Overnight Financing Rate + 0.530%), 0.54%, 4/01/24 (a)(b)	3,405
1,750,000	BMW U.S. Capital LLC 144A, (3 mo. LIBOR USD + 0.500%), 0.70%, 8/13/21 (a)(b)	1,753
5,800,000	Boeing Co., 1.43%, 2/04/24	5,819
2,580,000	Bristol-Myers Squibb Co., 0.54%, 11/13/23	2,583
9,250,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24	9,910
1,430,000	Caterpillar Financial Services Corp., (3 mo. LIBOR USD + 0.220%), 0.41%, 1/06/22 (a)	1,432
4,635,000	Caterpillar Financial Services Corp., (3 mo. LIBOR USD + 0.735%), 0.93%, 5/13/22 (a)	4,665
1,255,000	CNH Industrial Capital LLC, 1.95%, 7/02/23	1,291
12,000,000	Daimler Canada Finance Inc., 3.30%, 8/16/22 CAD (c)	10,088

Principal or Shares	Security Description	Value (000)
2,880,000	Daimler Finance North America LLC 144A, (3 mo. LIBOR USD + 0.880%), 1.06%, 2/22/22 (a)(b)	$2,900
2,192,000	Daimler Finance North America LLC 144A, (3 mo. LIBOR USD + 0.900%), 1.09%, 2/15/22 (a)(b)	2,205
4,500,000	Daimler Finance North America LLC 144A, 2.20%, 10/30/21 (b)	4,542
5,501,000	Daimler Finance North America LLC 144A, 3.35%, 2/22/23 (b)	5,768
3,815,000	Fidelity National Information Services Inc., 0.38%, 3/01/23	3,810
5,600,000	Fidelity National Information Services Inc., 0.75%, 5/21/23 EUR (c)	6,850
890,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 1.270%), 1.46%, 3/28/22 (a)	889
1,460,000	Ford Motor Credit Co. LLC, 3.09%, 1/09/23	1,490
1,340,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25	1,465
5,000,000	Fox Corp., 3.67%, 1/25/22	5,121
3,745,000	General Motors Financial Co. Inc., 1.05%, 3/08/24	3,754
2,014,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.310%), 1.51%, 6/30/22 (a)	2,036
1,275,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.550%), 1.74%, 1/14/22 (a)	1,286
5,500,000	General Motors Financial Co. Inc., 4.20%, 11/06/21	5,606
1,025,000	Gilead Sciences Inc., (3 mo. LIBOR USD + 0.520%), 0.71%, 9/29/23 (a)	1,026
3,020,000	Gilead Sciences Inc., 0.75%, 9/29/23	3,026
3,180,000	GlaxoSmithKline Capital PLC, 0.53%, 10/01/23	3,183
1,860,000	Hewlett Packard Enterprise Co., (3 mo. LIBOR USD + 0.720%), 0.91%, 10/05/21 (a)	1,860
5,100,000	Honda Canada Finance Inc., 1.82%, 12/07/21 CAD (c)	4,185
1,155,000	Honeywell International Inc., (3 mo. LIBOR USD + 0.230%), 0.41%, 8/19/22 (a)	1,156
5,605,000	Honeywell International Inc., 0.48%, 8/19/22	5,610
5,000,000	Hyundai Capital America 144A, 0.80%, 4/03/23 (b)	5,000
8,340,000	Hyundai Capital America 144A, 0.80%, 1/08/24 (b)	8,298
2,170,000	Hyundai Capital America 144A, 1.15%, 11/10/22 (b)	2,182
2,805,000	Hyundai Capital America 144A, 1.25%, 9/18/23 (b)	2,830
4,840,000	Illumina Inc., 0.55%, 3/23/23	4,842
1,020,000	Infor Inc. 144A, 1.45%, 7/15/23 (b)	1,034
5,000,000	John Deere Canada Funding Inc., 2.05%, 5/13/22 CAD (c)	4,135
2,235,000	John Deere Capital Corp., 0.55%, 7/05/22	2,243
4,755,000	Keurig Dr Pepper Inc., 0.75%, 3/15/24	4,759
840,000	Lennar Corp., 4.13%, 1/15/22	852
6,015,000	LYB International Finance III LLC, (3 mo. LIBOR USD + 1.000%), 1.20%, 10/01/23 (a)	6,029

14   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
3,000,000	McDonald’s Corp., (3 mo. LIBOR USD + 0.430%), 0.61%, 10/28/21 (a)	$3,006
7,425,000	Microchip Technology Inc. 144A, 0.97%, 2/15/24 (b)	7,418
5,100,000	Mondelez International Inc., 0.63%, 7/01/22	5,118
6,880,000	Nissan Motor Acceptance Corp. 144A, (3 mo. LIBOR USD + 0.640%), 0.83%, 3/08/24 (a)(b)	6,887
11,235,000	NTT Finance Corp. 144A, 0.37%, 3/03/23 (b)	11,246
975,000	Nutrition & Biosciences Inc. 144A, 0.70%, 9/15/22 (b)	977
4,025,000	Otis Worldwide Corp., (3 mo. LIBOR USD + 0.450%), 0.64%, 4/05/23 (a)	4,024
3,400,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 3.38%, 2/01/22 (b)	3,459
4,910,000	PTC Inc. 144A, 3.63%, 2/15/25 (b)	5,047
1,105,000	Roper Technologies Inc., 0.45%, 8/15/22	1,107
2,910,000	Royalty Pharma PLC 144A, 0.75%, 9/02/23 (b)	2,910
1,270,000	Ryder System Inc., 2.80%, 3/01/22	1,292
1,039,000	Ryder System Inc., 2.88%, 6/01/22	1,065
6,200,000	Ryder System Inc., 3.40%, 3/01/23	6,520
5,855,000	Siemens Financieringsmaatschappij NV 144A, 0.40%, 3/11/23 (b)	5,869
960,000	Smithfield Foods Inc. 144A, 2.65%, 10/03/21 (b)	968
1,885,000	Southwest Airlines Co., 4.75%, 5/04/23	2,039
102,500	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (b)	103
450,000	Starbucks Corp., 1.30%, 5/07/22	455
1,845,000	Stryker Corp., 0.60%, 12/01/23	1,846
11,100,000	TELUS Corp., 2.35%, 3/28/22 CAD (c)	9,162
465,000	Toll Brothers Finance Corp., 4.38%, 4/15/23	490
5,000,000	Toyota Credit Canada Inc., 2.35%, 7/18/22 CAD (c)	4,158
2,225,000	Verizon Communications Inc., (U.S. Secured Overnight Financing Rate + 0.500%), 0.51%, 3/22/24 (a)	2,235
10,015,000	Verizon Communications Inc., (3 mo. LIBOR USD + 1.000%), 1.19%, 3/16/22 (a)	10,093
6,280,000	Viatris Inc. 144A, 1.13%, 6/22/22 (b)	6,322
3,555,000	Volkswagen Group of America Finance LLC 144A, 0.75%, 11/23/22 (b)	3,568
2,270,000	Volkswagen Group of America Finance LLC 144A, 0.88%, 11/22/23 (b)	2,281
1,750,000	Volkswagen Group of America Finance LLC 144A, (3 mo. LIBOR USD + 0.860%), 1.05%, 9/24/21 (a)(b)	1,756
995,000	Volkswagen Group of America Finance LLC 144A, 2.50%, 9/24/21 (b)	1,004
4,425,000	Volkswagen Group of America Finance LLC 144A, 2.90%, 5/13/22 (b)	4,537
5,500,000	Volkswagen Group of America Finance LLC 144A, 3.13%, 5/12/23 (b)	5,776
8,000,000	VW Credit Canada Inc., 3.70%, 11/14/22 CAD (c)	6,800
5,470,000	Yum! Brands Inc. 144A, 7.75%, 4/01/25 (b)	5,983

		357,083

Principal or Shares	Security Description	Value (000)
Utility (6%)
4,705,000	Alexander Funding Trust 144A, 1.84%, 11/15/23 (b)	$4,772
1,160,000	American Electric Power Co. Inc., 0.75%, 11/01/23	1,161
2,500,000	Atmos Energy Corp., 0.63%, 3/09/23	2,503
4,044,000	CenterPoint Energy Inc., 3.60%, 11/01/21	4,110
2,150,000	CenterPoint Energy Resources Corp., 0.70%, 3/02/23	2,152
8,340,000	CenterPoint Energy Resources Corp., 3.55%, 4/01/23	8,814
2,675,000	Chevron Corp., (3 mo. LIBOR USD + 0.900%), 1.10%, 5/11/23 (a)	2,721
4,025,000	Chevron USA Inc., (3 mo. LIBOR USD + 0.110%), 0.31%, 8/12/22 (a)	4,028
4,115,000	Chevron USA Inc., (3 mo. LIBOR USD + 0.200%), 0.40%, 8/11/23 (a)	4,126
2,845,000	Diamondback Energy Inc., 0.90%, 3/24/23	2,846
2,065,000	Dominion Energy Inc., (3 mo. LIBOR USD + 0.530%), 0.71%, 9/15/23 (a)	2,067
6,180,000	DTE Energy Co., 0.55%, 11/01/22	6,190
2,670,000	Duke Energy Progress LLC, (3 mo. LIBOR USD + 0.180%), 0.37%, 2/18/22 (a)	2,670
7,400,000	Enbridge Inc., (U.S. Secured Overnight Financing Rate + 0.400%), 0.41%, 2/17/23 (a)	7,411
2,000,000	Energy Transfer LP, 3.60%, 2/01/23	2,081
4,230,000	Energy Transfer LP, 4.25%, 3/15/23	4,452
2,280,000	Entergy Louisiana LLC, 0.62%, 11/17/23	2,283
5,355,000	Florida Power & Light Co., (3 mo. LIBOR USD + 0.380%), 0.56%, 7/28/23 (a)	5,355
8,140,000	Georgia Power Co., 2.10%, 7/30/23	8,419
1,390,000	Gray Oak Pipeline LLC 144A, 2.00%, 9/15/23 (b)	1,418
1,325,000	Kinder Morgan Inc., (3 mo. LIBOR USD + 1.280%), 1.46%, 1/15/23 (a)	1,346
18,780,000	NextEra Energy Capital Holdings Inc., (3 mo. LIBOR USD + 0.270%), 0.45%, 2/22/23 (a)	18,783
9,895,000	ONE Gas Inc., (3 mo. LIBOR USD + 0.610%), 0.79%, 3/11/23 (a)	9,898
3,090,000	Pacific Gas and Electric Co., (3 mo. LIBOR USD + 1.375%), 1.57%, 11/15/21 (a)	3,100
3,580,000	Pacific Gas and Electric Co., 1.75%, 6/16/22	3,583
4,350,000	Phillips 66, 0.90%, 2/15/24	4,356
1,590,000	Pioneer Natural Resources Co., 0.75%, 1/15/24	1,591
1,540,000	Southern Natural Gas Co. LLC 144A, 0.63%, 4/28/23 (b)	1,541
16,308,000	TransCanada PipeLines Ltd., 3.65%, 11/15/21 CAD (c)	13,488
5,445,000	Valero Energy Corp., (3 mo. LIBOR USD
	+ 1.150%), 1.33%, 9/15/23 (a)	5,459
4,597,000	Williams Cos. Inc., 4.00%, 11/15/21	4,643

		147,367

Total Corporate Bond (Cost - $1,023,019)		1,029,035

Foreign Government (1%)
8,100,000	Instituto de Credito Oficial 144A, (3 mo. LIBOR USD + 0.150%), 0.33%, 12/15/21 (a)(b)	8,095

Semi-Annual Report    15

          Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)
5,000,000	Nederlandse Waterschapsbank NV 144A, (3 mo. LIBOR USD + 0.070%), 0.25%, 12/15/21 (a)(b)	$5,003
371,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	371

Total Foreign Government (Cost - $13,474)		13,469

Mortgage Backed (7%)
4,350,000	BPCRE 2021-FL1 Ltd. 144A, (1 mo. LIBOR USD + 0.850%), 0.96%, 2/15/37 (a)(b)	4,358
2,840,344	BX Commercial Mortgage Trust 2019-XL 144A, (1 mo. LIBOR USD + 0.920%), 1.04%, 10/15/36 (a)(b)	2,846
1,007,957	BX Commercial Mortgage Trust 2020-BXLP 144A, (1 mo. LIBOR USD + 1.600%), 1.72%, 12/15/36 (a)(b)	1,010
5,850,000	BXMT 2020-FL2 Ltd. 144A, (1 mo. LIBOR USD + 0.900%), 1.02%, 2/15/38 (a)(b)	5,851
2,500,000	BXMT 2020-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.150%), 1.27%, 2/15/38 (a)(b)	2,497
5,368,150	CHC Commercial Mortgage Trust 2019-CHC 144A, (1 mo. LIBOR USD + 2.050%), 2.17%, 6/15/34 (a)(b)	5,242
95,585	COMM 2014-CCRE15 Mortgage Trust, 2.93%, 2/10/47	96
3,620,000	COMM 2019-WCM Mortgage Trust 144A, (1 mo. LIBOR USD + 0.900%), 1.02%, 10/15/34 (a)(b)	3,625
3,332,980	Connecticut Avenue Securities Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 2.150%), 2.26%, 11/25/39 (a)(b)	3,319
157,745	Connecticut Avenue Securities Trust 2020-R02 144A, (1 mo. LIBOR USD + 0.750%), 0.86%, 1/25/40 (a)(b)	158
3,550,000	Credit Suisse Mortgage Capital Certificates 2019-ICE4 144A, (1 mo. LIBOR USD + 1.230%), 1.35%, 5/15/36 (a)(b)	3,565
7,862,652	FHLMC Multifamily Structured Pass-Through Certificates, (1 mo. LIBOR USD + 0.220%), 0.33%, 3/25/25 (a)	7,872
666,683	Freddie Mac STACR REMIC Trust 2020-DNA2 144A, (1 mo. LIBOR USD + 0.750%), 0.86%, 2/25/50 (a)(b)	667
840,000	Freddie Mac STACR REMIC Trust 2020-DNA2 144A, (1 mo. LIBOR USD + 1.850%), 1.96%, 2/25/50 (a)(b)	849
1,202,780	Freddie Mac STACR REMIC Trust 2020-DNA5 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.300%), 1.31%, 10/25/50 (a)(b)	1,205
3,752,356	Freddie Mac STACR REMIC Trust 2020-DNA6 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.900%), 0.91%, 12/25/50 (a)(b)	3,756
2,249,214	Freddie Mac STACR REMIC Trust 2020-HQA1 144A, (1 mo. LIBOR USD + 1.900%), 2.01%, 1/25/50 (a)(b)	2,264

Principal or Shares	Security Description	Value (000)
2,596,262	Freddie Mac STACR REMIC Trust 2020-HQA2 144A, (1 mo. LIBOR USD + 1.100%), 1.21%, 3/25/50 (a)(b)	$2,597
81,801	Freddie Mac STACR REMIC Trust 2020-HQA4 144A, (1 mo. LIBOR USD + 1.300%), 1.41%, 9/25/50 (a)(b)	82
7,100,000	Freddie Mac STACR REMIC Trust 2021-DNA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.650%), 0.66%, 1/25/51 (a)(b)	7,103
7,300,000	Freddie Mac STACR REMIC Trust 2021-DNA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.750%), 0.76%, 10/25/33 (a)(b)	7,312
15,600,000	Freddie Mac STACR REMIC Trust 2021-HQA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.700%), 0.71%, 8/25/33 (a)(b)	15,608
1,144,886	Freddie Mac STACR Trust 2019-DNA4 144A, (1 mo. LIBOR USD + 1.950%), 2.06%, 10/25/49 (a)(b)	1,152
1,846,656	Freddie Mac STACR Trust 2019-FTR2 144A, (1 mo. LIBOR USD + 0.950%), 1.06%, 11/25/48 (a)(b)	1,847
7,979,756	Freddie Mac STACR Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 1.400%), 1.51%, 2/25/49 (a)(b)	7,986
11,840,000	Freddie Mac Structured Agency Credit Risk Debt Notes 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.800%), 0.81%, 8/25/33 (a)(b)	11,862
347,490	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 0.750%), 0.86%, 3/25/30 (a)	348
6,269,535	Freddie Mac Structured Agency Credit Risk Debt Notes 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.100%), 1.11%, 11/25/50 (a)(b)	6,274
154,572	Gosforth Funding 2017-1 PLC 144A, (3 mo. LIBOR USD + 0.470%), 0.66%, 12/19/59 (a)(b)	155
2,950,000	JP Morgan Chase Commercial Mortgage Securities Trust 2019-MFP 144A, (1 mo. LIBOR USD + 1.160%), 1.28%, 7/15/36 (a)(b)	2,950
4,050,000	LoanCore 2021-CRE4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 0.800%), 0.91%, 7/15/35 (a)(b)	4,053
2,590,000	MF1 2020-FL3 Ltd. 144A, (1 mo. LIBOR USD + 2.050%), 2.16%, 7/15/35 (a)(b)	2,625
9,000,000	Mortgage Repurchase Agreement Financing Trust 2021-1 144A, (1 mo. LIBOR USD + 0.500%), 0.61%, 3/10/22 (a)(b)	9,000
1,783,355	New Residential Mortgage Loan Trust 2017-5A 144A, (1 mo. LIBOR USD + 1.500%), 1.61%, 6/25/57 (a)(b)	1,815
6,950,000	ONE 2021-PARK Mortgage Trust 144A, (1 mo. LIBOR USD + 0.700%), 0.82%, 3/15/36 (a)(b)	6,948

16   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
1,700,000	PFP 2019-5 Ltd. 144A, (1 mo. LIBOR USD + 1.420%), 1.54%, 4/14/36 (a)(b)	$1,704
2,031,694	PFP 2019-6 Ltd. 144A, (1 mo. LIBOR USD + 1.050%), 1.17%, 4/14/37 (a)(b)	2,033
1,780,000	PFP 2019-6 Ltd. 144A, (1 mo. LIBOR USD + 1.450%), 1.57%, 4/14/37 (a)(b)	1,781
1,486,999	Ripon Mortgages PLC 144A, (3 mo. LIBOR GBP + 0.800%), 0.86%, 8/20/56 GBP (a)(b)(c)	2,059
16,463	STACR Trust 2018-DNA3 144A, (1 mo. LIBOR USD + 0.750%), 0.86%, 9/25/48 (a)(b)	16
2,502,245	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 1.650%), 1.76%, 4/25/43 (a)(b)	2,507
4,474,951	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 1.250%), 1.36%, 2/25/47 (a)(b)	4,484
5,200,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 2.400%), 2.51%, 2/25/47 (a)(b)	5,297

Total Mortgage Backed (Cost - $158,569)		158,778

Municipal (0%)
570,000	California Earthquake Authority, 1.23%, 7/01/21	571
1,375,000	State of California, 0.89%, 4/01/47 (g)	1,379

Total Municipal (Cost - $1,946)		1,950

U.S. Treasury (10%)
25,000,000	U.S. Cash Management Bill, 0.01%, 8/17/21 (e)	24,999
9,800,000	U.S. Cash Management Bill, 0.08%, 5/04/21 (e)	9,800
50,000,000	U.S. Treasury Bill, 0.04%, 5/25/21 (e)	50,000
25,000,000	U.S. Treasury Bill, 0.04%, 10/21/21 (e)	24,998
3,000,000	U.S. Treasury Bill, 0.09%, 6/01/21 (e)	3,000
9,000,000	U.S. Treasury Bill, 0.09%, 6/15/21 (e)	9,000
15,000,000	U.S. Treasury Bill, 0.09%, 7/15/21 (e)	15,000
5,000,000	U.S. Treasury Bill, 0.11%, 12/30/21 (e)	4,999
35,000,000	U.S. Treasury Bill, 0.12%, 8/12/21 (e)	34,999

Principal or Shares	Security Description	Value (000)
3,000,000	U.S. Treasury Bill, 0.12%, 11/04/21 (e)	$3,000
10,000,000	U.S. Treasury Note, (3 mo. US Treasury Bill Yield + 0.049%), 0.06%, 1/31/23 (a)	10,006
30,000,000	U.S. Treasury Note, 1.75%, 7/31/21	30,126
10,000,000	U.S. Treasury Note, 2.13%, 5/31/21 (h)	10,016
Total U.S. Treasury (Cost - $229,792)		229,943
Investment Company (1%)
2,552,260	Payden Cash Reserves Money Market Fund *	2,552
758,342	Payden Floating Rate Fund, SI Class *	7,500
Total Investment Company (Cost - $10,052)		10,052
Total Investments (Cost - $2,257,482) (102%)		2,266,315

Liabilities in excess of Other Assets (-2%)		(49,197)

Net Assets (100%)		$2,217,118

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2021.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Principal in foreign currency.
(d)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	Yield to maturity at time of purchase.
(f)

All or a portion of these securities are on loan. At April 30, 2021, the total market value of the Fund’s securities on loan is $306 and the total market value of the collateral held by the Fund is $314. Amounts in 000s.

(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
CAD 2,793	USD 2,228	HSBC Bank USA, N.A.	06/22/2021	$45
USD 3,888	GBP 2,803	HSBC Bank USA, N.A.	06/22/2021	17

				62

Liabilities:
USD 6,849	EUR 5,741	Citibank, N.A.	06/22/2021	$(61)
USD 135,639	CAD 169,341	HSBC Bank USA, N.A.	06/22/2021	(2,148)

				(2,209)

Net Unrealized Appreciation (Depreciation)				$(2,147)

Semi-Annual Report    17

          Payden Limited Maturity Fund continued

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Depreciation (000s)
Short Contracts:
U.S. Treasury 5-Year Note Future	340	Jun-21	$(42,139)	$(6)	$(6)

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$306
Non-cash Collateral[2]	(306)

Net Amount	$—

1	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

18   Payden Mutual Funds

              Payden Low Duration Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade securities with a maximum average portfolio maturity not to exceed three years

Portfolio Composition - percent of investments
Corporate	34%
U.S. Treasury	24%
Asset Backed	23%
Mortgage Backed	17%
Other	2%

Schedule of Investments - April 30, 2021 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (23%)
1,181,551	Allegro CLO III Ltd. 144A, (3 mo. LIBOR USD + 0.840%), 1.02%, 7/25/27 (a)(b)	$1,182
5,800,000	AMSR 2020-SFR5 Trust 144A, 1.38%, 11/17/37 (b)	5,780
6,415,147	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 0.930%), 1.12%, 7/18/27 (a)(b)	6,420
10,540,000	Ballyrock CLO 2020-1 Ltd. 144A, (3 mo. LIBOR USD + 1.700%), 1.89%, 7/20/30 (a)(b)	10,554
1,784,300	Barings CLO Ltd. 2013-I 144A, (3 mo. LIBOR USD + 0.800%), 0.99%, 1/20/28 (a)(b)	1,785
3,220,000	BDS 2020-FL5 Ltd. 144A, (1 mo. LIBOR USD + 1.150%), 1.27%, 2/16/37 (a)(b)	3,231
6,371,778	BlueMountain CLO 2013-1 Ltd. 144A, (3 mo. LIBOR USD + 1.230%), 1.42%, 1/20/29 (a)(b)	6,388
11,900,000	BMW Canada Auto Trust 2021-1A 144A, 0.50%, 7/20/24 CAD (b)(c)	9,632
10,840,000	Bristol Park CLO Ltd. 144A, (3 mo. LIBOR USD + 0.990%), 1.17%, 4/15/29 (a)(b)	10,841
5,020,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.300%), 1.41%, 9/15/35 (a)(b)	5,023
3,740,000	CarMax Auto Owner Trust 2020-1, 1.89%, 12/16/24	3,827
1,393,022	CARS-DB4 LP 144A, 2.69%, 2/15/50 (b)	1,455
5,880,000	CIFC Funding 2015-II Ltd. 144A, (3 mo. LIBOR USD + 1.010%), 1.19%, 4/15/30 (a)(b)	5,884
11,040,000	CIFC Funding 2020-I Ltd. 144A, (3 mo. LIBOR USD + 1.700%), 1.88%, 7/15/32 (a)(b)	11,055
5,970,000	CLNC 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.250%), 1.37%, 8/20/35 (a)(b)	5,991
4,147,793	CNH Equipment Trust 2019-A, 3.01%, 4/15/24	4,224
2,900,000	DataBank Issuer 144A, 2.06%, 2/27/51 (b)	2,904
5,820,000	Dell Equipment Finance Trust 2020-2 144A, 0.57%, 10/23/23 (b)	5,841
1,305,000	Drive Auto Receivables Trust 2019-4, 2.51%, 11/17/25	1,329
4,890,000	Drive Auto Receivables Trust 2020-1, 2.08%, 7/15/24	4,937
3,620,000	Drive Auto Receivables Trust 2020-1, 2.36%, 3/16/26	3,696
1,670,000	Drive Auto Receivables Trust 2020-2, 1.42%, 3/17/25	1,687
2,516,363	Enterprise Fleet Financing 2019-2 LLC 144A, 2.29%, 2/20/25 (b)	2,558
11,225,170	FirstKey Homes 2020-SFR2 Trust 144A, 1.27%, 10/19/37 (b)	11,196
4,340,000	Ford Credit Auto Lease Trust 2020-A, 2.05%, 6/15/23	4,417

Principal or Shares	Security Description	Value (000)

8,690,000	Ford Credit Floorplan Master Owner Trust A 2020-1, 0.70%, 9/15/25	$8,735
1,660,000	GM Financial Consumer Automobile Receivables Trust 2020-1, 2.03%, 4/16/25	1,710
1,290,000	GM Financial Consumer Automobile Receivables Trust 2020-1, 2.18%, 5/16/25	1,330
3,720,000	GMF Canada Leasing Trust 2020-1A 144A, 0.91%, 7/20/23 CAD (b)(c)	3,036
7,700,000	GMF Canada Leasing Trust 2020-1A 144A, 1.05%, 11/20/25 CAD (b)(c)	6,294
6,120,000	GMF Floorplan Owner Revolving Trust 2020-1 144A, 0.68%, 8/15/25 (b)	6,153
4,392,170	GreatAmerica Leasing Receivables Funding LLC Series 2019-1 144A, 3.05%, 9/15/22 (b)	4,442
3,800,000	GreatAmerica Leasing Receivables Funding LLC Series 2020-1 144A, 1.76%, 8/15/23 (b)	3,860
4,750,000	GreatAmerica Leasing Receivables Funding LLC Series 2021-1 144A, 0.34%, 8/15/24 (b)	4,740
7,810,000	Greystone CRE Notes 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.180%), 1.29%, 9/15/37 (a)(b)	7,837
3,800,000	HPEFS Equipment Trust 2020-2A 144A, 0.69%, 7/22/30 (b)	3,813
3,666,459	Invitation Homes 2018-SFR1 Trust 144A, (1 mo. LIBOR USD + 0.700%), 0.82%, 3/17/37 (a)(b)	3,674
4,411,561	John Deere Owner Trust 2019-A, 2.91%, 7/17/23	4,470
4,260,000	John Deere Owner Trust 2020-B, 0.51%, 11/15/24	4,272
4,189,355	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.100%), 1.22%, 6/15/36 (a)(b)	4,204
3,930,000	Kubota Credit Owner Trust 2020-1 144A, 1.96%, 3/15/24 (b)	4,019
102,029	L.A. Arena Funding 0-1 LLC 144A, 7.66%, 12/15/26 (b)	102
3,228,163	LCM XX LP 144A, (3 mo. LIBOR USD + 1.040%), 1.23%, 10/20/27 (a)(b)	3,230
15,200,000	Madison Park Funding XXV Ltd. 144A, (3 mo. LIBOR USD + 0.970%), 1.06%, 4/25/29 (a)(b)	15,200
6,290,000	MMAF Equipment Finance LLC 2020-A 144A, 0.97%, 4/09/27 (b)	6,345
4,290,900	Navient Private Education Refi Loan Trust 2020-HA 144A, 1.31%, 1/15/69 (b)	4,326
8,686,420	Oak Street Investment Grade Net Lease Fund Series 2020-1A 144A, 1.85%, 11/20/50 (b)	8,791

Semi-Annual Report    19

        Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)
8,440,000	Oaktree CLO 2020-1 Ltd. 144A, (3 mo. LIBOR USD + 2.000%), 2.18%, 7/15/29 (a)(b)	$8,458
15,550,000	Octagon Investment Partners 32 Ltd. 144A, (3 mo. LIBOR USD + 0.950%), 1.13%, 7/15/29 (a)(b)	15,550
799,626	OZLM XIII Ltd. 144A, (3 mo. LIBOR USD + 1.080%), 1.27%, 7/30/27 (a)(b)	800
12,600,000	Palmer Square CLO 2020-1 Ltd. 144A, (3 mo. LIBOR USD + 2.000%), 2.19%, 4/20/29 (a)(b)	12,625
8,340,099	Palmer Square Loan Funding 2020-1 Ltd. 144A, (3 mo. LIBOR USD + 0.800%), 0.98%, 2/20/28 (a)(b)	8,311
5,500,000	PFS Financing Corp. 144A, 0.71%, 4/15/26 (b)	5,498
2,100,000	PFS Financing Corp. 144A, 0.93%, 8/15/24 (b)	2,112
3,050,000	PFS Financing Corp. 144A, 0.97%, 2/15/26 (b)	3,071
6,230,000	PFS Financing Corp. 144A, 1.21%, 6/15/24 (b)	6,286
7,861,593	Regatta Funding LP 2013-2A 144A, (3 mo. LIBOR USD + 0.850%), 1.03%, 1/15/29 (a)(b)	7,862
4,410,000	Stack Infrastructure Issuer 2020-1A LLC 144A, 1.89%, 8/25/45 (b)	4,410
2,400,000	Stack Infrastructure Issuer 2021-1A LLC 144A, 1.88%, 3/26/46 (b)	2,404
5,880,000	STWD 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.080%), 1.19%, 7/15/38 (a)(b)	5,889
3,822,025	Taco Bell Funding 2018-1A LLC 144A, 4.32%, 11/25/48 (b)	3,847
5,700,000	Textainer Marine Containers VII Ltd. 144A, 2.23%, 4/20/46 (b)	5,750
1,000,000	Trillium Credit Card Trust II 2020-1A 144A, 2.33%, 12/26/24 (b)	1,012
7,960,000	TRTX 2019-FL3 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.450%), 1.57%, 10/15/34 (a)(b)	7,988
6,550,000	Vantage Data Centers 2020-1A LLC 144A, 1.65%, 9/15/45 (b)	6,535
2,860,000	VB-S1 Issuer 2020-1A LLC 144A, 3.03%, 6/15/50 (b)	3,019
8,707,920	Verizon Owner Trust 2019-A, 2.93%, 9/20/23	8,819
4,506,372	Volvo Financial Equipment LLC Series 2019-1 144A, 3.00%, 3/15/23 (b)	4,557
1,323,000	Westlake Automobile Receivables Trust 2018-3 144A, 4.00%, 10/16/23 (b)	1,354
3,700,000	Westlake Automobile Receivables Trust 2020-1 144A, 2.80%, 6/16/25 (b)	3,834
3,780,000	Westlake Automobile Receivables Trust 2020-2 144A, 1.32%, 7/15/25 (b)	3,819
4,500,000	Wingstop Funding 2020-1A LLC 144A, 2.84%, 12/05/50 (b)	4,594
Total Asset Backed (Cost - $377,976)		380,824
Commercial Paper(d) (1%)
4,000,000	San Diego Gas & Electric Co., 0.14%, 5/05/21	4,000
12,000,000	Vectren Utility Holdings, Inc., 0.13%, 5/03/21	12,000
Total Commercial Paper (Cost - $16,000)		16,000
Corporate Bond (35%)
Financial (18%)
1,100,000	Air Lease Corp., 2.25%, 1/15/23	1,129

Principal or Shares	Security Description	Value (000)
765,000	Air Lease Corp., 2.75%, 1/15/23	$790
4,360,000	Akelius Residential Property AB, 1.13%, 3/14/24 EUR (c)(e)	5,398
2,240,000	Ally Financial Inc., 1.45%, 10/02/23	2,277
1,890,000	Ally Financial Inc., 3.88%, 5/21/24	2,051
5,865,000	American Tower Corp., 0.60%, 1/15/24	5,865
2,455,000	Ares Capital Corp., 3.63%, 1/19/22	2,501
3,070,000	Athene Global Funding 144A, 1.20%, 10/13/23 (b)	3,101
3,495,000	Athene Global Funding 144A, 2.80%, 5/26/23 (b)	3,643
2,420,000	Aviation Capital Group LLC 144A, 3.88%, 5/01/23 (b)	2,531
1,980,000	Aviation Capital Group LLC 144A, 4.38%, 1/30/24 (b)	2,110
4,600,000	Banco Bilbao Vizcaya Argentaria SA, 0.88%, 9/18/23	4,619
3,000,000	Banco Bradesco SA 144A, 2.85%, 1/27/23 (b)	3,069
7,845,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 0.740%), 0.81%, 10/24/24 (a)	7,863
6,680,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 0.690%), 0.98%, 4/22/25 (a)	6,700
4,600,000	Bank of America Corp., (3 mo. LIBOR USD + 0.930%), 2.82%, 7/21/23 (a)	4,732
4,920,000	Banque Federative du Credit Mutuel SA 144A, 0.65%, 2/27/24 (b)	4,924
3,610,000	Barclays PLC, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.800%), 1.01%, 12/10/24 (a)	3,617
2,795,000	BMW U.S. Capital LLC 144A, 0.80%, 4/01/24 (b)	2,809
3,791,000	BPCE SA 144A, 5.70%, 10/22/23 (b)	4,225
1,430,000	Brighthouse Financial Global Funding 144A, 1.00%, 4/12/24 (b)	1,433
4,000,000	Capital One Financial Corp., 0.80%, 6/12/24 EUR (c)	4,918
2,030,000	CIT Bank NA, (U.S. Secured Overnight Financing Rate + 1.715%), 2.97%, 9/27/25 (a)	2,130
3,300,000	CIT Group Inc., 5.00%, 8/15/22	3,480
7,835,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 0.686%), 0.78%, 10/30/24 (a)	7,841
2,470,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 0.669%), 0.98%, 5/01/25 (a)	2,479
1,475,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.667%), 1.68%, 5/15/24 (a)	1,509
4,750,000	Credit Suisse Group AG 144A, 3.57%, 1/09/23 (b)	4,839
2,840,000	DBS Group Holdings Ltd. 144A, 2.85%, 4/16/22 (b)(f)	2,907
1,470,000	Enstar Group Ltd., 4.50%, 3/10/22	1,509
4,420,000	Equinix Inc., 2.63%, 11/18/24	4,662
3,850,000	FCA Bank SpA, 0.50%, 9/18/23 EUR (c)(e)	4,682
3,794,000	Fifth Third Bancorp, 3.65%, 1/25/24	4,090
1,935,000	First Republic Bank, (U.S. Secured Overnight Financing Rate + 0.620%), 1.91%, 2/12/24 (a)	1,983
4,500,000	FS KKR Capital Corp., 4.75%, 5/15/22	4,656

20   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
3,980,000	FS KKR Capital Corp. II 144A, 4.25%, 2/14/25 (b)	$4,115
2,355,000	General Motors Financial Co. Inc., 3.15%, 6/30/22	2,419
1,785,000	Genting New York LLC/GENNY Capital Inc. 144A, 3.30%, 2/15/26 (b)	1,784
5,410,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 0.538%), 0.63%, 11/17/23 (a)	5,418
8,155,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 0.572%), 0.67%, 3/08/24 (a)	8,168
3,600,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 0.609%), 0.86%, 2/12/26 (a)	3,571
1,198,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD + 0.821%), 2.88%, 10/31/22 (a)	1,212
4,095,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD + 1.053%), 2.91%, 6/05/23 (a)	4,203
1,645,000	Goldman Sachs Group Inc., 3.50%, 4/01/25	1,790
2,750,000	Hyundai Capital America 144A, 1.15%, 11/10/22 (b)	2,765
2,050,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.75%, 9/15/24	2,151
1,255,000	Intercontinental Exchange Inc., 0.70%, 6/15/23	1,262
3,260,000	Intesa Sanpaolo SpA 144A, 3.13%, 7/14/22 (b)	3,348
655,000	iStar Inc., 4.75%, 10/01/24	684
3,935,000	Itau Unibanco Holding SA 144A, 2.90%, 1/24/23 (b)	4,023
3,510,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 0.420%), 0.56%, 2/16/25 (a)	3,491
7,930,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 0.580%), 0.70%, 3/16/24 (a)	7,959
5,005,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.020%), 1.21%, 11/28/23 (a)(b)	5,055
5,200,000	Mizuho Financial Group Inc., (U.S. Secured Overnight Financing Rate + 0.872%), 0.85%, 9/08/24 (a)	5,216
6,920,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 0.455%), 0.53%, 1/25/24 (a)	6,918
4,300,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 0.466%), 0.56%, 11/10/23 (a)	4,306
3,360,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 0.616%), 0.73%, 4/05/24 (a)	3,369
2,230,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 0.745%), 0.86%, 10/21/25 (a)	2,229
3,435,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.152%), 2.72%, 7/22/25 (a)	3,629
2,825,000	National Bank of Canada, 2.10%, 2/01/23	2,906
7,770,000	Nationwide Building Society 144A, 0.55%, 1/22/24 (b)	7,750
5,420,000	Natwest Group PLC, (3 mo. LIBOR USD + 1.470%), 1.66%, 5/15/23 (a)	5,478
2,200,000	NIBC Bank NV, 3.13%, 11/15/23 GBP (c)(e)	3,200
2,160,000	Owl Rock Capital Corp., 4.25%, 1/15/26	2,325
1,520,000	Owl Rock Technology Finance Corp. 144A, 3.75%, 6/17/26 (b)	1,592

Principal or Shares	Security Description	Value (000)
1,995,000	Reliance Standard Life Global Funding II 144A, 2.15%, 1/21/23 (b)	$2,050
5,400,000	Reliance Standard Life Global Funding II 144A, 3.85%, 9/19/23 (b)	5,796
2,050,000	Santander Holdings USA Inc., 3.70%, 3/28/22	2,103
3,800,000	SBA Tower Trust 144A, 1.63%, 11/15/26 (b)	3,808
2,850,000	SBA Tower Trust 144A, 1.88%, 1/15/26 (b)	2,900
1,195,000	Shriram Transport Finance Co. Ltd. 144A, 5.10%, 7/16/23 (b)	1,207
1,136,000	SLM Corp., 5.13%, 4/05/22	1,165
4,000,000	Stellantis NV, 5.25%, 4/15/23	4,341
8,105,000	Sumitomo Mitsui Trust Bank Ltd. 144A, 0.85%, 3/25/24 (b)	8,128
515,000	Synchrony Financial, 2.85%, 7/25/22	528
1,285,000	Synchrony Financial, 3.75%, 8/15/21	1,290
1,505,000	Synovus Bank, (U.S. Secured Overnight Financing Rate + 0.945%), 2.29%, 2/10/23 (a)	1,519
2,940,000	UBS Group AG 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.830%), 1.01%, 7/30/24 (a)(b)	2,960
2,500,000	UBS Group AG 144A, (3 mo. LIBOR USD + 0.954%), 2.86%, 8/15/23 (a)(b)	2,573
2,330,000	UBS Group AG 144A, 3.49%, 5/23/23 (b)	2,404
1,000,000	UniCredit SpA 144A, 6.57%, 1/14/22 (b)	1,039
3,075,000	Ventas Realty LP, 2.65%, 1/15/25	3,244
5,640,000	Volkswagen Group of America Finance LLC 144A, 0.88%, 11/22/23 (b)	5,668
		292,131
Industrial (12%)
335,000	3M Co., 2.65%, 4/15/25	358
5,580,000	7-Eleven Inc. 144A, 0.80%, 2/10/24 (b)	5,574
5,000,000	AbbVie Inc., 2.30%, 11/21/22	5,147
7,400,000	AbbVie Inc., 2.60%, 11/21/24	7,840
5,400,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 3.50%, 2/15/23 (b)	5,559
5,470,000	AT&T Inc., 0.90%, 3/25/24	5,483
3,650,000	Becton Dickinson Euro Finance Sarl, 0.63%, 6/04/23 EUR (c)	4,454
3,950,000	Bell Canada, 0.75%, 3/17/24	3,947
1,425,000	Berry Global Inc. 144A, 0.95%, 2/15/24 (b)	1,423
7,060,000	Boeing Co., 1.43%, 2/04/24	7,083
2,055,000	Cigna Corp., 0.61%, 3/15/24	2,054
2,455,000	CNH Industrial Capital LLC, 1.95%, 7/02/23	2,525
3,990,000	Daimler Finance North America LLC 144A, 0.75%, 3/01/24 (b)	3,981
2,147,000	Daimler Finance North America LLC 144A, 3.35%, 2/22/23 (b)	2,251
8,000,000	Daimler Finance North America LLC 144A, 3.70%, 5/04/23 (b)	8,476
730,000	Elanco Animal Health Inc., 4.91%, 8/27/21	738
1,345,000	Element Fleet Management Corp. 144A, 1.60%, 4/06/24 (b)	1,361
1,985,000	Fidelity National Information Services Inc., 0.60%, 3/01/24	1,982
4,700,000	Fidelity National Information Services Inc., 0.75%, 5/21/23 EUR (c)	5,749

Semi-Annual Report    21

        Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)
2,665,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25	$2,915
3,000,000	General Motors Financial Co. Inc., 1.05%, 3/08/24	3,007
1,845,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.310%), 1.51%, 6/30/22 (a)	1,865
2,520,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.550%), 1.74%, 1/14/22 (a)	2,541
8,300,000	Glencore Funding LLC 144A, 4.63%, 4/29/24 (b)	9,176
3,290,000	Graphic Packaging International LLC 144A, 0.82%, 4/15/24 (b)	3,276
1,000,000	HCA Inc., 4.75%, 5/01/23	1,078
3,760,000	Hyundai Capital America 144A, 1.25%, 9/18/23 (b)	3,794
1,660,000	Infor Inc. 144A, 1.45%, 7/15/23 (b)	1,683
2,320,000	Lennar Corp., 4.13%, 1/15/22	2,353
675,000	McDonald’s Corp., 3.30%, 7/01/25	736
6,075,000	Microchip Technology Inc. 144A, 0.97%, 2/15/24 (b)	6,070
3,185,000	Microchip Technology Inc. 144A, 2.67%, 9/01/23 (b)	3,324
7,200,000	Mylan Inc. 144A, 3.13%, 1/15/23 (b)	7,492
6,545,000	Nissan Motor Acceptance Corp. 144A, 1.05%, 3/08/24 (b)	6,547
1,000,000	Nordstrom Inc. 144A, 2.30%, 4/08/24 (b)	1,004
3,575,000	NTT Finance Corp. 144A, 0.58%, 3/01/24 (b)	3,572
1,315,000	Nutrition & Biosciences Inc. 144A, 0.70%, 9/15/22 (b)	1,318
4,140,000	NXP BV/NXP Funding LLC 144A, 4.63%, 6/01/23 (b)	4,472
3,155,000	Pelabuhan Indonesia III Persero PT 144A, 4.50%, 5/02/23 (b)	3,351
7,450,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 4.25%, 1/17/23 (b)	7,908
4,460,000	Royalty Pharma PLC 144A, 0.75%, 9/02/23 (b)	4,461
1,657,000	Ryder System Inc., 2.88%, 6/01/22	1,698
5,740,000	Ryder System Inc., 3.40%, 3/01/23	6,036
1,550,000	Sirius XM Radio Inc. 144A, 3.88%, 8/01/22 (b)	1,560
1,050,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21 (b)	1,052
1,595,000	SMBC Aviation Capital Finance DAC 144A, 3.00%, 7/15/22 (b)	1,634
1,415,000	Smithfield Foods Inc. 144A, 2.65%, 10/03/21 (b)	1,426
2,860,000	Southwest Airlines Co., 4.75%, 5/04/23	3,094
582,500	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (b)	587
1,150,000	Stryker Corp., 0.60%, 12/01/23	1,151
930,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	931
3,800,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	3,767
1,100,000	Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24	1,162
800,000	Teva Pharmaceutical Finance Netherlands III BV, 7.13%, 1/31/25	874
865,000	T-Mobile USA Inc., 2.25%, 2/15/26	872

Principal or Shares	Security Description	Value (000)
855,000	Toll Brothers Finance Corp., 4.38%, 4/15/23	$901
2,015,000	Verizon Communications Inc., 0.75%, 3/22/24	2,023
3,000,000	Viatris Inc. 144A, 1.13%, 6/22/22 (b)	3,020
1,560,000	Volkswagen Group of America Finance LLC 144A, 2.70%, 9/26/22 (b)	1,609
7,175,000	Volkswagen Group of America Finance LLC 144A, 2.90%, 5/13/22 (b)	7,357
1,340,000	Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25	1,431
		200,113
Utility (5%)
3,725,000	Aker BP ASA 144A, 2.88%, 1/15/26 (b)	3,873
5,835,000	Alexander Funding Trust 144A, 1.84%, 11/15/23 (b)(f)	5,919
2,000,000	CenterPoint Energy Resources Corp., 0.70%, 3/02/23	2,001
2,145,000	Diamondback Energy Inc., 0.90%, 3/24/23	2,146
7,700,000	Enel Finance International NV 144A, 2.88%, 5/25/22 (b)	7,888
1,435,000	Energy Transfer LP, 3.60%, 2/01/23	1,493
3,930,000	Energy Transfer LP, 4.25%, 3/15/23	4,137
1,865,000	Gray Oak Pipeline LLC 144A, 2.00%, 9/15/23 (b)	1,903
2,255,000	Kinder Morgan Inc., (3 mo. LIBOR USD + 1.280%), 1.46%, 1/15/23 (a)	2,290
3,870,000	NextEra Energy Capital Holdings Inc., 0.65%, 3/01/23	3,883
1,815,000	NextEra Energy Operating Partners LP 144A, 4.25%, 7/15/24 (b)	1,926
7,985,000	ONE Gas Inc., 1.10%, 3/11/24	7,990
3,835,000	Pacific Gas and Electric Co., (3 mo. LIBOR USD + 1.375%), 1.57%, 11/15/21 (a)	3,848
4,980,000	Pacific Gas and Electric Co., 1.75%, 6/16/22	4,985
3,925,000	Phillips 66, 0.90%, 2/15/24	3,930
1,920,000	Pioneer Natural Resources Co., 0.75%, 1/15/24	1,921
2,120,000	Saudi Arabian Oil Co. 144A, 1.25%, 11/24/23 (b)	2,148
614,286	Southern California Edison Co., 1.85%, 2/01/22	615
7,710,000	Southern Co., 0.60%, 2/26/24	7,699
8,160,000	Southern Co. Gas Capital Corp., 2.45%, 10/01/23	8,502
4,000,000	Valero Energy Corp., 2.70%, 4/15/23	4,160
3,800,000	Vistra Operations Co. LLC 144A, 3.55%, 7/15/24 (b)	3,945
		87,202
Total Corporate Bond (Cost - $572,823)		579,446
Foreign Government (0%)
1,960,000	Abu Dhabi Government International Bond 144A, 2.50%, 10/11/22 (b)	2,021
2,120,000	Fondo MIVIVIENDA SA 144A, 3.50%, 1/31/23 (b)	2,181
646,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	646
Total Foreign Government (Cost - $4,716)		4,848

22   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Mortgage Backed (17%)
129,424,053	Benchmark 2018-B6 Mortgage Trust, 0.59%, 10/10/51 (g)	$2,896
2,821,534	BX Commercial Mortgage Trust 2019-XL 144A, (1 mo. LIBOR USD + 0.920%), 1.04%, 10/15/36 (a)(b)	2,828
2,840,344	BX Commercial Mortgage Trust 2019-XL 144A, (1 mo. LIBOR USD + 1.080%), 1.20%, 10/15/36 (a)(b)	2,845
1,626,703	BX Commercial Mortgage Trust 2020-BXLP 144A, (1 mo. LIBOR USD + 1.600%), 1.72%, 12/15/36 (a)(b)	1,629
2,150,000	BX Commercial Mortgage Trust 2020-VKNG 144A, (1 mo. LIBOR USD + 0.930%), 1.04%, 10/15/37 (a)(b)	2,155
6,480,000	BX Commercial Mortgage Trust 2020-VKNG 144A, (1 mo. LIBOR USD + 1.130%), 1.24%, 10/15/37 (a)(b)	6,490
7,050,000	BXMT 2021-FL4 Ltd. 144A, (1 mo. LIBOR USD + 1.050%), 1.17%, 5/15/38 (a)(b)	7,065
22,453,996	Cantor Commercial Real Estate Lending 2019-CF1, 1.30%, 5/15/52 (g)	1,577
9,016,504	CHC Commercial Mortgage Trust 2019-CHC 144A, (1 mo. LIBOR USD + 2.050%), 2.17%, 6/15/34 (a)(b)	8,805
44,698,392	Citigroup Commercial Mortgage Trust 2018-C6, 0.95%, 11/10/51 (g)	2,298
20,583,822	Cold Storage Trust 2020-ICE5 144A, (1 mo. LIBOR USD + 0.900%), 1.01%, 11/15/37 (a)(b)	20,708
5,740,000	COMM 2019-WCM Mortgage Trust 144A, (1 mo. LIBOR USD + 0.900%), 1.02%, 10/15/34 (a)(b)	5,749
6,462,316	Connecticut Avenue Securities Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 2.150%), 2.26%, 11/25/39 (a)(b)	6,434
4,100,000	Connecticut Avenue Securities Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 9.250%), 9.36%, 11/25/39 (a)(b)	4,267
5,014,110	Connecticut Avenue Securities Trust 2019-R06 144A, (1 mo. LIBOR USD + 2.100%), 2.21%, 9/25/39 (a)(b)	5,038
2,276,195	Connecticut Avenue Securities Trust 2019-R07 144A, (1 mo. LIBOR USD + 2.100%), 2.21%, 10/25/39 (a)(b)	2,291
1,316,479	Connecticut Avenue Securities Trust 2020-R01 144A, (1 mo. LIBOR USD + 2.050%), 2.16%, 1/25/40 (a)(b)	1,326
900,000	Connecticut Avenue Securities Trust 2020-SBT1 144A, (1 mo. LIBOR USD + 3.650%), 3.76%, 2/25/40 (a)(b)	932
2,860,000	Credit Suisse Mortgage Capital Certificates 2019-ICE4 144A, (1 mo. LIBOR USD + 1.230%), 1.35%, 5/15/36 (a)(b)	2,872
1,654,018	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.200%), 2.31%, 8/25/30 (a)	1,675
4,359,426	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.250%), 2.36%, 7/25/30 (a)	4,408

Principal or Shares	Security Description	Value (000)

6,724,550	FN AS7638 15YR, 2.50%, 7/01/31	$7,029
8,334,655	FN BM5108 15YR, 3.00%, 2/01/33	8,785
22,726,236	FR SB0084 15YR, 3.00%, 2/01/32	24,085
13,457,930	FR SB0373 15YR, 3.00%, 7/01/33	14,270
4,872,906	FR ZS7279 15YR, 2.50%, 1/01/29	5,098
4,584,894	FR ZS8617 15YR, 2.50%, 8/01/31	4,793
12,831,265	Freddie Mac, 1.00%, 4/15/54	13,025
16,650,000	Freddie Mac Multifamily Structured Pass-Through Certificates, 2.95%, 7/25/24	17,741
3,031,942	Freddie Mac STACR 2019-HQA3 144A, (1 mo. LIBOR USD + 1.850%), 1.96%, 9/25/49 (a)(b)	3,054
3,522,544	Freddie Mac STACR REMIC Trust 2019-HQA4 144A, (1 mo. LIBOR USD + 2.050%), 2.16%, 11/25/49 (a)(b)	3,531
1,858,039	Freddie Mac STACR REMIC Trust 2020-DNA1 144A, (1 mo. LIBOR USD + 1.700%), 1.81%, 1/25/50 (a)(b)	1,867
1,020,000	Freddie Mac STACR REMIC Trust 2020-DNA2 144A, (1 mo. LIBOR USD + 1.850%), 1.96%, 2/25/50 (a)(b)	1,031
3,484,578	Freddie Mac STACR REMIC Trust 2020-HQA1 144A, (1 mo. LIBOR USD + 1.900%), 2.01%, 1/25/50 (a)(b)	3,507
1,170,000	Freddie Mac STACR REMIC Trust 2020-HQA2 144A, (1 mo. LIBOR USD + 3.100%), 3.21%, 3/25/50 (a)(b)	1,197
4,900,000	Freddie Mac STACR REMIC Trust 2021-DNA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.650%), 0.66%, 1/25/51 (a)(b)	4,902
13,900,000	Freddie Mac STACR REMIC Trust 2021-HQA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.700%), 0.71%, 8/25/33 (a)(b)	13,907
2,259,159	Freddie Mac STACR Trust 2019-DNA4 144A, (1 mo. LIBOR USD + 1.950%), 2.06%, 10/25/49 (a)(b)	2,273
10,533,278	Freddie Mac STACR Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 1.400%), 1.51%, 2/25/49 (a)(b)	10,542
1,450,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%), 4.71%, 12/25/42 (a)	1,487
1,114,191	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%), 11.36%, 10/25/29 (a)	1,234
5,000,000	JP Morgan Chase Commercial Mortgage Securities Trust 2019-MFP 144A, (1 mo. LIBOR USD + 1.160%), 1.28%, 7/15/36 (a)(b)	5,000
1,135,589	JP Morgan Mortgage Trust 2017-5 144A, 3.00%, 10/26/48 (b)(g)	1,144
1,070,000	MF1 2020-FL3 Ltd. 144A, (1 mo. LIBOR USD + 2.850%), 2.96%, 7/15/35 (a)(b)	1,090
3,400,000	Morgan Stanley Capital I Trust 2017-CLS 144A, (1 mo. LIBOR USD + 0.700%), 0.82%, 11/15/34 (a)(b)	3,403

Semi-Annual Report    23

        Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)
1,231,066	Multifamily Connecticut Avenue Securities Trust 2019-01 144A, (1 mo. LIBOR USD + 1.700%), 1.81%, 10/15/49 (a)(b)	$1,232
1,395,517	New Residential Mortgage Loan Trust 2017-1 144A, 4.00%, 2/25/57 (b)(g)	1,493
3,226,145	New Residential Mortgage Loan Trust 2017-3 144A, 4.00%, 4/25/57 (b)(g)	3,442
3,016,793	New Residential Mortgage Loan Trust 2017-4 144A, 4.00%, 5/25/57 (b)(g)	3,229
8,450,000	ONE 2021-PARK Mortgage Trust 144A, (1 mo. LIBOR USD + 0.700%), 0.82%, 3/15/36 (a)(b)	8,448
3,956,081	PFP 2019-6 Ltd. 144A, (1 mo. LIBOR USD + 1.050%), 1.17%, 4/14/37 (a)(b)	3,960
3,510,000	PFP 2019-6 Ltd. 144A, (1 mo. LIBOR USD + 1.450%), 1.57%, 4/14/37 (a)(b)	3,512
6,896,385	Provident Funding Mortgage Trust 2020-F1 144A, 2.00%, 1/25/36 (b)(g)	7,058
4,848,627	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 1.650%), 1.76%, 4/25/43 (a)(b)	4,858
2,750,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 3.750%), 3.86%, 4/25/43 (a)(b)	2,826
650,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 10.500%), 10.61%, 2/25/47 (a)(b)	740
Total Mortgage Backed (Cost - $288,573)		289,081
Municipal (0%)
1,415,000	California Earthquake Authority, 1.33%, 7/01/22
	(Cost - $1,415)	1,431
U.S. Treasury (25%)
54,540,000	U.S. Treasury Bill, 0.06%, 3/24/22 (d)	54,520
5,005,000	U.S. Treasury Bill, 0.10%, 11/04/21 (d)(h)	5,004
101,395,000	U.S. Treasury Note, 0.13%, 1/31/23	101,371

Principal or Shares	Security Description	Value (000)
4,450,000	U.S. Treasury Note, 0.13%, 2/28/23	$4,449
91,135,000	U.S. Treasury Note, 0.13%, 3/31/23	91,092
17,355,000	U.S. Treasury Note, 0.13%, 4/30/23	17,343
121,440,000	U.S. Treasury Note, 0.13%, 1/15/24	120,937
12,955,000	U.S. Treasury Note, 0.38%, 4/15/24	12,972
1,191,000	U.S. Treasury Note, 2.75%, 5/31/23 (h)(i)	1,255
Total U.S. Treasury (Cost - $409,183)		408,943
Investment Company (0%)
4,214,748	Payden Cash Reserves Money Market Fund *
	(Cost - $4,215)	4,215
Total Investments (Cost - $1,674,901) (101%)		1,684,788
Liabilities in excess of Other Assets (-1%)		(9,675)
Net Assets (100%)		$1,675,113

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2021.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Principal in foreign currency.
(d)	Yield to maturity at time of purchase.
(e)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(f)

All or a portion of these securities are on loan. At April 30, 2021, the total market value of the Fund’s securities on loan is $966 and the total market value of the collateral held by the Fund is $991. Amounts in 000s.

(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	All or a portion of the security is pledged to cover futures contract margin requirements.
(i)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
CAD 16	USD 13	HSBC Bank USA, N.A.	06/22/2021	$—
EUR 44	USD 53	Citibank, N.A.	06/22/2021	1
USD 3,256	GBP 2,347	HSBC Bank USA, N.A.	06/22/2021	14

				15

Liabilities:
USD 25,179	EUR 21,105	Citibank, N.A.	06/22/2021	(223)
USD 18,691	CAD 23,339	HSBC Bank USA, N.A.	06/22/2021	(299)

				(522)

Net Unrealized Appreciation/(Depreciation)				$(507)

24   Payden Mutual Funds

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
90 Day Eurodollar Future	369	Sep-23	$91,424	$(8)	$(8)
U.S. Treasury 2-Year Note Future	1,641	Jun-21	362,264	(211)	(211)

					(219)

Short Contracts:
90 Day Eurodollar Future	369	Sep-25	(90,423)	83	83
U.S. Treasury 10-Year Note Future	477	Jun-21	(62,979)	844	844
U.S. Treasury 5-Year Note Future	270	Jun-21	(33,463)	88	88

					1,015

Total Futures					$796

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Depreciation (000s)
2-Year SOFR Swap, Receive Fixed 0.03% Annually, Pay Variable 0.01% (SOFRRATE) Annually	08/20/2022	$10,000	$(3)	$—	$(3)

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$966
Non-cash Collateral[2]	(966)

Net Amount	$—

1	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
2	At April 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

Semi-Annual Report    25

                Payden U.S.  Government Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in U.S. government obligations with an average portfolio maturity not to exceed five years.

Portfolio Composition - percent of investments
Mortgage Backed	90%
U.S. Treasury	5%
Asset Backed	3%
FDIC Guaranteed	1%
Investment Company	1%

Schedule of Investments - April 30, 2021 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (3%)
996,905	Fannie Mae Grantor Trust 2017-T1, 2.90%, 6/25/27 (Cost - $1,010)	$1,083
FDIC Guaranteed (1%)
208,482	FDIC Guaranteed Notes Trust 2010-S1 144A, 3.25%, 4/25/38 (a)	210
Mortgage Backed (90%)
995,703	Fannie Mae-Aces, 0.96%, 2/25/31	975
944,594	FG C91912 20YR, 3.00%, 2/01/37	999
43,050	FH 2B0709 ARM, (12 mo. LIBOR USD + 1.750%), 2.51%, 8/01/42 (b)	45
121,237	FH 2B0972 ARM, (12 mo. LIBOR USD + 1.770%), 2.21%, 11/01/42 (b)	128
586,891	FH 2B4763 ARM, (12 mo. LIBOR USD + 1.620%), 2.16%, 10/01/45 (b)	612
103,179	FH 849486 ARM, (12 mo. LIBOR USD + 1.874%), 2.86%, 8/01/41 (b)	110
427,797	FH 849506 ARM, (12 mo. LIBOR USD + 1.610%), 2.89%, 11/01/44 (b)	447
833,510	FHLMC Multifamily Structured Pass-Through Certificates, (1 mo. LIBOR USD + 0.360%), 0.47%, 7/25/24 (b)	834
1,000,000	FHLMC Multifamily Structured Pass-Through Certificates, 0.70%, 4/25/29 (c)	975
916,373	FHLMC Multifamily Structured Pass-Through Certificates, 1.16%, 5/25/50 (c)	924
268,481	FN 890434 15YR, 3.00%, 7/01/27	285
528,618	FN AH3394 30YR, 4.00%, 1/01/41	583
117,209	FN AI4019 ARM, (12 mo. LIBOR USD + 1.750%), 2.69%, 7/01/41 (b)	124
917,100	FN AL2095 15YR, 3.00%, 6/01/27	972
595,328	FN AL2221 15YR, 3.00%, 7/01/27	631
127,634	FN AL5596 ARM, (12 mo. LIBOR USD + 1.552%), 1.93%, 2/01/44 (b)	133
139,043	FN AL5790 ARM, (12 mo. LIBOR USD + 1.566%), 2.07%, 10/01/44 (b)	145
159,990	FN AL5967 ARM, (12 mo. LIBOR USD + 1.576%), 2.07%, 11/01/44 (b)	167
513,181	FN AL7648 ARM, (12 mo. LIBOR USD + 1.585%), 2.64%, 10/01/45 (b)	538
389,384	FN AP4746 15YR, 3.00%, 8/01/27	413
829,226	FN AS1745 15YR, 3.00%, 2/01/29	880
710,903	FN AS4186 15YR, 2.50%, 1/01/30	748
335,582	FN AS6443 15YR, 3.00%, 12/01/30	359
670,762	FN AS8013 15YR, 2.50%, 9/01/31	708
77,037	FN AU6974 ARM, (12 mo. LIBOR USD + 1.580%), 2.03%, 11/01/43 (b)	81

Principal or Shares	Security Description	Value (000)

226,162	FN AU8673 ARM, (12 mo. LIBOR USD + 1.530%), 1.91%, 2/01/44 (b)	$236
624,727	FN AZ2886 ARM, (12 mo. LIBOR USD + 1.600%), 2.63%, 9/01/45 (b)	656
561,757	FN AZ4380 ARM, (12 mo. LIBOR USD + 1.590%), 2.37%, 8/01/45 (b)	586
652,715	FN BD2473 ARM, (12 mo. LIBOR USD + 1.620%), 2.45%, 1/01/47 (b)	680
443,899	FN BE7522 15YR, 2.50%, 2/01/32	464
950,550	FN BM3938 15YR, 3.50%, 4/01/33	1,039
738,913	FN BM4153 15YR, 3.00%, 6/01/33	785
570,299	FN BO3231 ARM, (12 mo. LIBOR USD + 1.620%), 2.70%, 10/01/49 (b)	599
818,761	FN BP6814 ARM, (12 mo. LIBOR USD +1.610%), 2.28%, 5/01/50 (b)	853
745,459	FN CA4462 15YR, 3.00%, 11/01/34	795
976,472	FN FM5537 15YR, 2.00%, 1/01/36	1,009
716,312	FN MA2868 15YR, 2.50%, 1/01/32	752
130,743	FNR 2002-10-FA, (1 mo. LIBOR USD + 0.750%), 0.86%, 2/25/32 (b)	133
921,869	FRESB 2020-SB78 Mortgage Trust, 0.82%, 6/25/40 (c)	926
958,260	FRESB 2020-SB79 Mortgage Trust, 0.80%, 7/25/40 (c)	955
997,947	FRESB 2021-SB83 Mortgage Trust, 0.63%, 1/25/26 (c)	993
604,135	G2 778200, 4.00%, 2/20/32	659
404,926	G2 778203, 4.75%, 2/20/32	451
981,390	G2 AD0857, 3.75%, 9/20/33	1,073
322,289	G2 AY5132, 3.25%, 7/20/37	347
659,118	G2 AY5138, 3.25%, 12/20/37	709
624,404	GN 728153, 5.50%, 10/15/29	707
313,276	GN 737791 30YR, 4.50%, 12/15/40	356
3,564,680	GNR 2014-79 ST, 2.11%, 7/20/29 (c)	41
Total Mortgage Backed (Cost - $28,578)		28,620
U.S. Treasury (5%)
1,600,000	U.S. Treasury Bill, 0.00%, 5/20/21 (d) (Cost - $1,600)	1,600
Investment Company (0%)
142,642	Payden Cash Reserves Money Market Fund * (Cost - $143)	143
Total Investments (Cost - $31,540) (99%)		31,656
Other Assets, net of Liabilities (1%)		307
Net Assets (100%)		$31,963

26   Payden Mutual Funds

*	Affiliated investment
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2021.
(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Yield to maturity at time of purchase.

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (000s)
Long Contracts:
90 Day Eurodollar	16	Sep-23	$3,964	$—	$—

Short Contracts:
90 Day Eurodollar	16	Sep-25	(3,921)	3	3

Total Futures					$3

See notes to financial statements.

Semi-Annual Report    27

                Payden GNMA Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in Government National Mortgage Association mortgage-backed securities and other U.S. government obligations with no limit on the average portfolio maturity.

Portfolio Composition—percent of investments
Mortgage Backed	96%
U.S. Treasury	3%
Investment Company	1%

Schedule of Investments—April 30, 2021 (Unaudited)

Principal or Shares	Security Description	Value (000)
Mortgage Backed (136%)
803,642	Fannie Mae-Aces, (1 mo. LIBOR USD + 0.590%), 0.70%, 9/25/23 (a)	$807
499,207	FH 2B4763 ARM, (12 mo. LIBOR USD + 1.620%), 2.16%, 10/01/45 (a)	521
710,588	FHLMC Multifamily Structured Pass-Through Certificates, (1 mo. LIBOR USD + 0.220%), 0.33%, 3/25/25 (a)	711
1,215,233	FHLMC Multifamily Structured Pass-Through Certificates, (1 mo. LIBOR USD + 0.500%), 0.61%, 1/25/23 (a)	1,214
1,390,718	FHLMC Multifamily Structured Pass-Through Certificates, (1 mo. LIBOR USD + 0.700%), 0.81%, 9/25/22 (a)	1,393
711,491	FHR 3047 FV, (1 mo. LIBOR USD + 0.300%), 0.41%, 1/15/35 (a)	712
316,410	FN BM2007 30YR, 4.00%, 9/01/48	340
113,210	FNR 2007-110 FA, (1 mo. LIBOR USD + 0.620%), 0.73%, 12/25/37 (a)	115
282,869	FNR 2010-86 FE, (1 mo. LIBOR USD + 0.450%), 0.56%, 8/25/25 (a)	283
288,517	G2 3711 30YR, 5.50%, 5/20/35	339
382,775	G2 3747 30YR, 5.00%, 8/20/35	438
231,233	G2 3772 30YR, 5.00%, 10/20/35	265
423,299	G2 3785 30YR, 5.00%, 11/20/35	484
484,843	G2 4802 30YR, 5.00%, 9/20/40	558
1,597,288	G2 4853 30YR, 4.00%, 11/20/40	1,773
253,549	G2 4978 30YR, 4.50%, 3/20/41	284
540,537	G2 5055 30YR, 4.50%, 5/20/41	606
638,785	G2 5083 30YR, 5.00%, 6/20/41	735
856,505	G2 5115 30YR, 4.50%, 7/20/41	962
1,294,268	G2 5139 30YR, 4.00%, 8/20/41	1,437
286,813	G2 5140 30YR, 4.50%, 8/20/41	322
752,505	G2 5233 30YR, 4.00%, 11/20/41	837
1,648,473	G2 5258 30YR, 3.50%, 12/20/41	1,798
1,030,831	G2 5332 30YR, 4.00%, 3/20/42	1,153
497,087	G2 770239 30YR, 4.00%, 2/20/42	548
1,093,375	G2 785289 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.32%, 12/20/47 (a)	1,142
138,533	G2 80013 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.13%, 11/20/26 (a)	140
310,087	G2 80029 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 1/20/27 (a)	319
325,258	G2 80044 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 2/20/27 (a)	334

Principal or Shares	Security Description	Value (000)

480,506	G2 80052 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 3/20/27 (a)	$493
338,570	G2 80059 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.88%, 4/20/27 (a)	350
13,098	G2 8006 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.25%, 7/20/22 (a)	13
814,073	G2 80074 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.88%, 5/20/27 (a)	843
1,395,234	G2 80152 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 1/20/28 (a)	1,438
358,900	G2 80154 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 1/20/28 (a)	370
574,414	G2 80169 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 2/20/28 (a)	592
847,943	G2 80184 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.88%, 4/20/28 (a)	881
45,596	G2 80311 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.25%, 8/20/29 (a)	47
863,712	G2 80319 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.25%, 9/20/29 (a)	898
57,301	G2 8041 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.25%, 8/20/22 (a)	58
52,628	G2 80424 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.25%, 7/20/30 (a)	53
113,293	G2 80428 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.25%, 7/20/30 (a)	119
239,167	G2 80541 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.25%, 9/20/31 (a)	249

28   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
185,909	G2 80569 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 1/20/32 (a)	$193
46,254	G2 80579 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 2/20/32 (a)	48
693,035	G2 80637 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.25%, 9/20/32 (a)	724
1,422,473	G2 80795 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.13%, 12/20/33 (a)	1,463
553,153	G2 80826 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 2/20/34 (a)	577
866,583	G2 80835 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 2/20/34 (a)	889
122,874	G2 80837 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 2/20/34 (a)	128
143,440	G2 81018 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.25%, 8/20/34 (a)	150
7,775	G2 81044 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.25%, 8/20/34 (a)	8
12,444	G2 8121 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 1/20/23 (a)	13
472,274	G2 81214 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 1/20/35 (a)	485
199,036	G2 81220 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 1/20/35 (a)	204
172,524	G2 81278 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 3/20/35 (a)	180
803,673	G2 81282 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 3/20/35 (a)	839
786,694	G2 82074 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.88%, 5/20/38 (a)	828
617,569	G2 82107 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.25%, 7/20/38 (a)	648
109,641	G2 82151 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.25%, 9/20/38 (a)	110
20,532	G2 8228 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.25%, 7/20/23 (a)	21

Principal or Shares	Security Description	Value (000)
1,094,809	G2 82457 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 1/20/40 (a)	$1,144
612,950	G2 82463 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 1/20/40 (a)	641
478,391	G2 82737 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 2/20/41 (a)	500
155,068	G2 83031 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.75%, 1/20/42 (a)	158
54,367	G2 8358 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 1/20/24 (a)	55
253,216	G2 8547 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.13%, 11/20/24 (a)	260
37,715	G2 8595 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.00%, 2/20/25 (a)	39
2,925	G2 8855 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.13%, 10/20/21 (a)	3
148,250	G2 8968 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.25%, 9/20/26 (a)	152
506,657	G2 8991 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 2.13%, 10/20/26 (a)	522
1,150,537	G2 AY5132, 3.25%, 7/20/37	1,238
1,318,950	G2 AY5138, 3.25%, 12/20/37	1,419
278,848	G2 MA0312, 3.50%, 8/20/42	293
386,365	G2 MA0387, 3.50%, 9/20/42	407
1,876,429	G2 MA0698 30YR, 3.00%, 1/20/43	2,014
2,054,468	G2 MA1012 30YR, 3.50%, 5/20/43	2,227
1,825,221	G2 MA1089 30YR, 3.00%, 6/20/43	1,952
1,743,616	G2 MA1520 30YR, 3.00%, 12/20/43	1,865
1,833,828	G2 MA2304 30YR, 4.00%, 10/20/44	2,029
1,621,910	G2 MA2522 30YR, 4.00%, 1/20/45	1,795
1,120,235	G2 MA2767 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 1.63%, 4/20/45 (a)	1,167
878,989	G2 MA3454 30YR, 3.50%, 2/20/46	944
1,599,549	G2 MA3520 30YR, 3.00%, 3/20/46	1,697
1,707,150	G2 MA3597 30YR, 3.50%, 4/20/46	1,837
2,782,652	G2 MA3662 30YR, 3.00%, 5/20/46	2,953
1,779,202	G2 MA3663 30YR, 3.50%, 5/20/46	1,918
1,505,964	G2 MA3735 30YR, 3.00%, 6/20/46	1,599
355,708	G2 MA3736 30YR, 3.50%, 6/20/46	382
1,473,288	G2 MA3802 30YR, 3.00%, 7/20/46	1,559
1,413,011	G2 MA3936 30YR, 3.00%, 9/20/46	1,494
945,638	G2 MA4003 30YR, 3.00%, 10/20/46	1,003
1,203,056	G2 MA4069 30YR, 3.50%, 11/20/46	1,292
215,659	G2 MA4127 30YR, 3.50%, 12/20/46	232
1,370,306	G2 MA4195 30YR, 3.00%, 1/20/47	1,450
941,913	G2 MA4197 30YR, 4.00%, 1/20/47	1,025
797,248	G2 MA4262 30YR, 3.50%, 2/20/47	855
1,723,963	G2 MA4321 30YR, 3.50%, 3/20/47	1,846
1,107,818	G2 MA4322 30YR, 4.00%, 3/20/47	1,202

Semi-Annual Report    29

            Payden GNMA Fund continued

Principal or Shares	Security Description	Value (000)
786,844	G2 MA4510 30YR, 3.50%, 6/20/47	$841
1,751,260	G2 MA4719 30YR, 3.50%, 9/20/47	1,862
841,102	G2 MA4721 30YR, 4.50%, 9/20/47	920
1,974,770	G2 MA4962 30YR, 3.50%, 1/20/48	2,105
694,307	G2 MA5021 30YR, 4.50%, 2/20/48	752
817,149	G2 MA5816 30YR, 3.50%, 3/20/49	869
2,110,588	G2 MA6818 30YR, 2.00%, 8/20/50	2,156
10,380,000	G2SF, 2.00%, 30YR TBA (b)	10,592
24,080,000	G2SF, 2.50%, 30YR TBA (b)	25,032
8,500,000	G2SF, 3.50%, 30YR TBA (b)	9,017
287,846	GN 366983 30YR, 4.00%, 6/15/41	316
803,901	GN 455989, 5.00%, 7/15/26	876
113,904	GN 558954, 5.25%, 5/15/29	126
522,509	GN 558956, 4.50%, 6/15/29	580
187,264	GN 605099 30YR, 5.50%, 3/15/34	218
438,326	GN 616826 30YR, 5.50%, 1/15/35	510
988,263	GN 710868 30YR, 5.50%, 9/15/39	1,143
377,376	GN 728153, 5.50%, 10/15/29	427
173,171	GN 728159, 5.25%, 11/15/29	193
169,273	GN 781636 30YR, 5.50%, 7/15/33	197
193,424	GN 781810 30YR, 5.50%, 10/15/34	225
236,569	GN 781811 30YR, 5.00%, 10/15/34	275
1,099,701	GN 784370 30YR, 4.00%, 7/15/45	1,212
275,141	GNR 2001-35 FA, (1 mo. LIBOR USD + 0.250%), 0.37%, 8/16/31 (a)	275
106,477	GNR 2002-13 FA, (1 mo. LIBOR USD + 0.500%), 0.62%, 2/16/32 (a)	106
171,537	GNR 2002-72 FA, (1 mo. LIBOR USD + 0.400%), 0.52%, 10/20/32 (a)	172
78,907	GNR 2002-72 FB, (1 mo. LIBORUSD + 0.400%), 0.52%, 10/20/32 (a)	79
624,473	GNR 2002-72 FE, (1 mo. LIBOR USD + 0.400%), 0.52%, 10/20/32 (a)	625
580,032	GNR 2003-71 FC, (1 mo. LIBOR USD + 0.500%), 0.62%, 7/20/33 (a)	584
1,123,584	GNR 2004-56 F, (1 mo. LIBOR USD + 0.400%), 0.52%, 6/20/33 (a)	1,127
822,018	GNR 2004-59 FH, (1 mo. LIBOR USD + 0.250%), 0.37%, 8/16/34 (a)	823
547,145	GNR 2004-86 FG, (1 mo. LIBOR USD + 0.400%), 0.52%, 7/20/34 (a)	551
1,169,716	GNR 2006-60 FK, (1 mo. LIBOR USD + 0.200%), 0.32%, 11/20/36 (a)	1,170
772,300	GNR 2007-54 FC, (1 mo. LIBOR USD + 0.260%), 0.38%, 9/20/37 (a)	775
319,589	GNR 2007-76 FB, (1 mo. LIBOR USD + 0.500%), 0.62%, 11/20/37 (a)	322
941,654	GNR 2008-11 FB, (1 mo. LIBOR USD + 0.600%), 0.72%, 2/20/38 (a)	950
248,495	GNR 2008-2 FH, (1 mo. LIBOR USD + 0.450%), 0.57%, 1/20/3 8(a)	251
1,051,935	GNR 2008-67 UF, (1 mo. LIBOR USD + 0.450%), 0.57%, 6/20/38 (a)	1,057
490,412	GNR 2011-153 LF, (1 mo. LIBOR USD + 0.250%), 0.37%, 7/16/4 1(a)	491
484,717	GNR 2012-18 AF, (1 mo. LIBOR USD + 0.300%), 0.42%, 2/20/38 (a)	475
508,096	GNR 2012-76 GF, (1 mo. LIBOR USD + 0.300%), 0.42%, 6/16/42 (a)	509
8,277,599	GNR 2014-79 ST, 2.11%, 7/20/29 (c)	95

Principal or Shares	Security Description	Value (000)
198,205	GNR 2015-159 AH, 2.50%, 5/20/43	$202
553,175	GNR 2017-68 AF, (1 mo. LIBOR USD + 0.350%), 0.47%, 5/20/47 (a)	557
1,375,839	GNR 2018-91 FC, (1 mo. LIBOR USD + 0.300%), 0.42%, 7/20/48 (a)	1,378
1,599,164	GNR 2019-6 FJ, (1 mo. LIBOR USD + 0.400%), 0.52%, 1/20/49 (a)	1,609
Total Mortgage Backed (Cost—$150,381)		152,277
U.S. Treasury (4%)
2,200,000	U.S. Treasury Bill, 0.01%, 5/20/21 (d)	2,200
2,100,000	U.S. Treasury Bond, 1.88%, 2/15/41	1,998
Total U.S. Treasury (Cost—$4,175)		4,198
Investment Company (2%)
1,840,040	Payden Cash Reserves Money Market Fund* (Cost-$1,840)	1,840
Total Investments (Cost—$156,396) (142%)		158,315
Liabilities in excess of Other Assets (-42%)		(46,661)
Net Assets (100%)		$111,654

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2021.
(b)	Security was purchased on a delayed delivery basis.
(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Yield to maturity at time of purchase.

30   Payden Mutual Funds

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Depreciation (000s)
Short Contracts:
U.S.10-Year Ultra Future	11	Jun-21	$(1,601)	$(4)	$(4)
U.S. Ultra Bond Future	5	Jun-21	(930)	(11)	(11)

Total Futures					$(15)

See notes to financial statements.

Semi-Annual Report    31

                Payden Core  Bond Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade securities with no limit on the average portfolio maturity.

Portfolio Composition - percent of investments
Corporate Bond	35%
Mortgage Backed	23%
U.S. Treasury	22%
Asset Backed	9%
Bank Loans	3%
Other	8%

Schedule of Investments—April 30, 2021 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (9%)
2,000,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 2.450%), 2.64%, 7/18/27 (a)(b)	$1,990
1,568,150	Arbys Funding LLC 144A, 3.24%, 7/30/50 (b)	1,621
3,065,000	Atrium XII 144A, (3 mo. LIBOR USD + 2.800%), 2.98%, 4/22/27 (a)(b)	3,012
2,850,000	Bain Capital Credit CLO 2020-3 Ltd. 144A, (3 mo. LIBOR USD + 1.900%), 2.07%, 10/23/32 (a)(b)	2,855
5,500,000	BlueMountain EUR 2021-1 CLO DAC 144A, (3 mo. EURIBOR + 3.200%), 3.20%, 4/15/34 EUR (a)(b)(c)	6,643
3,200,000	Cairn CLO XIII DAC 144A, (3 mo. EURIBOR + 3.400%), 3.40%, 10/20/33 EUR (a)(b)(c)	3,847
2,841,395	CARS-DB4 LP 144A, 3.25%, 2/15/50 (b)	2,941
4,625,000	DataBank Issuer 144A, 2.06%, 2/27/51 (b)	4,631
2,954,250	Domino’s Pizza Master Issuer 2018-1A LLC 144A, 4.33%, 7/25/48 (b)	3,208
4,600,000	Domino’s Pizza Master Issuer 2021-1A LLC 144A, 3.15%, 4/25/51 (b)	4,712
7,721,650	Driven Brands Funding 2020-1A LLC 144A, 3.79%, 7/20/50 (b)	8,186
4,366,442	Fannie Mae Grantor Trust 2017-T1, 2.90%, 6/25/27	4,742
1,300,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 1.550%), 1.66%, 9/15/28 (a)(b)	1,298
3,000,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD +2.650%), 2.76%, 9/15/28 (a)(b)	2,991
4,000,000	Hayfin Emerald CLO VI DAC 144A, (3 mo. EURIBOR + 3.500%), 3.50%, 4/15/34 EUR (a)(b)(c)	4,808
614,951	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD + 1.450%), 1.64%, 4/21/25 (a)(b)	615
2,250,000	JPMorgan Chase Bank N.A.—CACLN 144A, 28.35%, 9/25/28 (b)	2,253
329,042	L.A. Arena Funding 0-1 LLC 144A, 7.66%, 12/15/26 (b)	329
1,750,000	LCM XXI LP 144A, (3 mo. LIBOR USD + 2.000%), 2.19%, 4/20/28 (a)(b)	1,745
2,000,000	Madison Park Funding XLVIII Ltd. 144A, (3 mo. LIBOR USD + 2.000%), 2.14%, 4/19/33 (a)(b)	2,000
72,520	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.150%), 1.27%, 6/15/28 (a)(b)	73

Principal or Shares	Security Description	Value (000)

3,570,000	Neuberger Berman Loan Advisers CLO 25 Ltd. 144A, (3 mo. LIBOR USD + 2.850%), 3.04%, 10/18/29 (a)(b)	$3,570
4,750,000	Neuberger Berman Loan Advisers CLO 40 Ltd. 144A, (3 mo. LIBOR USD + 2.750%), 2.94%, 4/16/33 (a)(b)	4,750
550,000	North Westerly VII ESG CLO DAC 144A, (3 mo. EURIBOR + 2.950%), 2.95%, 5/15/35 EUR (a)(b)(c)	661
5,100,000	Ocean Trails CLO VII 144A, (3 mo. LIBOR USD + 2.450%), 2.64%, 4/17/30 (a)(b)	5,100
4,200,000	Octagon Investment Partners 32 Ltd. 144A, (3 mo. LIBOR USD + 2.050%), 2.23%, 7/15/29 (a)(b)	4,200
3,000,000	Palmer Square European CLO 2021-1 DAC 144A, (3 mo. EURIBOR + 3.150%), 3.15%, 4/15/34 EUR (a)(b)(c)	3,622
2,577,375	Planet Fitness Master Issuer 2019-1A LLC 144A, 3.86%, 12/05/49 (b)	2,505
4,000,000	Sound Point Euro CLO V Funding DAC 144A, (3 mo. EURIBOR + 3.300%), 3.30%, 7/25/35 EUR (a)(b)(c)	4,809
5,100,000	Symphony CLO XXIV Ltd. 144A, (3 mo. LIBOR USD + 2.250%), 2.47%, 1/23/32 (a)(b)	5,100
2,433,975	Taco Bell Funding 2018-1A LLC 144A, 4.32%, 11/25/48 (b)	2,450
5,000,000	TRTX 2021-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 2.400%), 2.52%, 3/15/38 (a)(b)	5,017
4,660,000	Wingstop Funding 2020-1A LLC 144A, 2.84%, 12/05/50 (b)	4,758
Total Asset Backed (Cost—$109,974)		111,042
Bank Loans(d) (3%)
875,000	AI Convoy Luxembourg Sarl Term Loan B 1L, (3 mo. EURIBOR + 3.500%), 3.50%, 1/20/27 EUR (c)	1,052
1,922,406	Altice France SA Term Loan B11 1L, (LIBOR USD 3-Month + 2.750%), 2.86%, 7/31/25	1,886
3,907,000	Ascent Resources Utica Holdings LLC Term Loan 2L, (LIBOR USD 3-Month + 9.000%), 10.00%, 11/01/25	4,343
2,950,000	CAB Selarl Term Loan B 1L, (3 mo. EURIBOR + 3.500%), 3.50%, 2/09/28 EUR (c)	3,532
1,327,700	Dole Food Co. Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%), 3.75%, 4/06/24	1,329

32   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
1,100,000	Froneri Lux FinCo SARL Term Loan B 1L, (3 mo. EURIBOR + 2.625%), 2.63%, 1/31/27 EUR (c)	$1,311
952,112	GOBP Holdings Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%), 2.86%, 10/22/25	952
1,913,941	Harbor Freight Tools USA Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.000%), 3.75%, 10/19/27	1,915
1,194,837	Hilton Worldwide Finance LLC Term Loan B2 1L, (LIBOR USD 1-Month + 1.750%), 1.86%, 6/21/26	1,186
1,954,885	IRB Holding Corp. Term Loan B 1L, (LIBOR USD 3-Month + 2.750%), 2.95%, 2/05/25	1,943
1,250,000	Kloeckner Pentaplast of America Inc. Term Loan B 1L, (LIBOR USD 3-Month + 4.750%), 5.25%, 2/09/26	1,249
3,035,403	K-MAC Holdings Corp. Term Loan 1L, (LIBOR USD 1-Month + 3.000%), 3.11%, 3/16/25	3,003
1,925,000	Mauser Packaging Solutions Holding Co. Term Loan B 1L, (LIBOR USD 3-Month + 3.250%), 3.44%, 4/03/24	1,863
3,026,372	Tacala Investment Corp. Term Loan B 1L, (LIBOR USD 1-Month + 3.250%), 4.50%, 2/05/27	3,019
3,571,209	United Natural Foods Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.500%), 3.61%, 10/22/25	3,573
1,315,385	UPC Financing Partnership Term Loan B2 1L, (LIBOR USD 1-Month + 3.500%), 3.61%, 1/31/29	1,306
3,729,375	Wyndham Hotels & Resorts Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 1.86%, 5/30/25	3,698
3,350,000	Zaxby’s Operating Co. LP Term Loan B 1L, (LIBOR USD 1-Month + 3.750%), 4.50%, 12/28/27	3,359
Total Bank Loans (Cost - $40,078)		40,519
Commercial Paper(e) (2%)
20,000,000	Vectren Utility Holdings, Inc., 0.13%, 5/03/21	20,000
5,000,000	WEC Energy Group, Inc., 0.16%, 5/04/21	5,000
Total Commercial Paper (Cost - $25,000)		25,000
Corporate Bond (38%)
Financial (15%)
4,500,000	1MDB Global Investments Ltd., 4.40%, 3/09/23 (f)	4,535
4,000,000	Ally Financial Inc., 1.45%, 10/02/23	4,066
2,400,000	AmFam Holdings Inc. 144A, 3.83%, 3/11/51 (b)	2,479
1,450,000	Ares Capital Corp., 3.50%, 2/10/23	1,512
660,000	Assurant Inc., (3 mo. LIBOR USD + 4.135%), 7.00%, 3/27/48 (a)	747
4,000,000	Australia & New Zealand Banking Group Ltd. 144A, 4.40%, 5/19/26 (b)	4,507
3,600,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.010%), 1.20%, 10/24/26 (a)	3,578
5,205,000	Bank of America Corp., (3 mo. LIBOR USD + 1.060%), 3.56%, 4/23/27 (a)	5,712
2,800,000	Bank of Nova Scotia, 1.30%, 6/11/25	2,830

Principal or Shares	Security Description	Value (000)
2,330,000	Blackstone Secured Lending Fund 144A, 2.75%, 9/16/26 (b)	$2,347
2,675,000	Charles Schwab Corp., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.971%), 5.38%, (a)(g)	2,981
2,905,000	Citigroup Inc., (3 mo. LIBOR USD + 0.897%), 3.35%, 4/24/25 (a)	3,116
5,170,000	Citigroup Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.597%), 4.00%, (a)(g)	5,249
3,575,000	Commonwealth Bank of Australia 144A, 2.69%, 3/11/31 (b)	3,498
5,340,000	Credit Suisse Group AG 144A, (U.S. Secured Overnight Financing Rate + 1.560%), 2.59%, 9/11/25 (a)(b)	5,558
3,330,000	Credit Suisse Group AG 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.554%), 4.50%, (a)(b)(g)	3,189
3,750,000	CubeSmart LP, 2.00%, 2/15/31	3,562
835,000	Diversified Healthcare Trust, 4.75%, 5/01/24	864
2,670,000	Equinix Inc., 1.80%, 7/15/27	2,650
2,700,000	Federation des Caisses Desjardins du Quebec 144A, 2.05%, 2/10/25 (b)	2,789
2,550,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 1.235%), 1.43%, 2/15/23 (a)	2,531
1,340,000	Ford Motor Credit Co. LLC, 2.98%, 8/03/22	1,363
1,385,000	Ford Motor Credit Co. LLC, 3.81%, 1/09/24	1,439
2,595,000	FS KKR Capital Corp., 4.75%, 5/15/22	2,685
2,500,000	FS KKR Capital Corp. II 144A, 4.25%, 2/14/25 (b)	2,585
3,850,000	GLP Capital LP/GLP Financing II Inc., 4.00%, 1/15/31	4,065
4,055,000	Goldman Sachs Group Inc., 2.60%, 2/07/30	4,144
1,315,000	Goldman Sachs Group Inc., 3.50%, 4/01/25	1,431
1,000,000	Goldman Sachs Group Inc., 3.63%, 2/20/24	1,079
2,325,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A, 4.38%, 2/01/29 (b)	2,258
4,400,000	Itau Unibanco Holding SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.446%), 3.88%, 4/15/31 (a)(b)	4,278
4,000,000	JAB Holdings BV 144A, 2.20%, 11/23/30 (b)	3,807
6,305,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 0.730%), 3.56%, 4/23/24 (a)	6,685
6,325,000	Life Storage LP, 2.20%, 10/15/30	6,113
4,850,000	Macquarie Bank Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.700%), 3.05%, 3/03/36 (a)(b)	4,685
2,350,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.023%), 3.19%, 11/28/23 (a)(b)	2,444
2,750,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.372%), 3.76%, 11/28/28 (a)(b)	3,012
4,000,000	Mitsubishi UFJ Financial Group Inc., 3.20%, 7/18/29	4,263
2,200,000	Morgan Stanley, (3 mo. LIBOR USD + 0.847%), 3.74%, 4/24/24 (a)	2,336

Semi-Annual Report    33

            Payden Core Bond Fund continued

Principal or Shares	Security Description	Value (000)
4,000,000	Morgan Stanley, (3 mo. LIBOR USD + 1.628%), 4.43%, 1/23/30 (a)	$4,615
2,000,000	Nationwide Financial Services Inc. 144A, 5.30%, 11/18/44 (b)	2,450
1,300,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (b)	2,187
2,100,000	Ohio National Life Insurance Co. 144A, 6.88%, 6/15/42 (b)	2,502
1,895,000	OneMain Finance Corp., 8.88%, 6/01/25	2,100
2,100,000	Owl Rock Capital Corp., 3.75%, 7/22/25	2,227
3,230,000	Owl Rock Capital Corp., 5.25%, 4/15/24	3,557
1,450,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (b)	2,307
2,345,000	Protective Life Corp. 144A, 4.30%, 9/30/28 (b)	2,610
4,470,000	Shriram Transport Finance Co. Ltd. 144A, 5.95%, 10/24/22 (b)	4,566
5,225,000	Simon Property Group LP, 1.75%, 2/01/28	5,136
4,950,000	Simon Property Group LP, 2.20%, 2/01/31	4,805
2,740,000	SLM Corp., 5.13%, 4/05/22	2,810
3,900,000	USB Realty Corp. 144A, (3 mo. LIBOR USD + 1.147%), 1.33%, (a)(b)(g)	3,062
2,035,000	WEA Finance LLC 144A, 4.63%, 9/20/48 (b)	2,073
1,900,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 2.100%), 2.39%, 6/02/28 (a)	1,958
3,640,000	Wells Fargo & Co., (3 mo. LIBOR USD + 1.170%), 3.20%, 6/17/27 (a)	3,930

		179,867

Industrial (14%)
4,780,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 3.25%, 3/15/26 (b)	4,783
3,187,548	American Airlines 2019-1 Class AA Pass-Through Trust, 3.15%, 2/15/32	3,198
2,655,000	American University, 3.67%, 4/01/49	2,928
718,000	AT&T Inc. 144A, 2.55%, 12/01/33 (b)	685
2,000,000	AT&T Inc. 144A, 3.50%, 9/15/53 (b)	1,843
4,810,000	AT&T Inc., 4.35%, 3/01/29	5,463
940,000	Bausch Health Cos. Inc. 144A, 6.25%, 2/15/29 (b)	995
4,850,000	Boeing Co., 2.20%, 2/04/26	4,860
4,748,000	Broadcom Inc., 4.11%, 9/15/28	5,250
880,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 5.38%, 6/01/29 (b)	957
2,640,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25	3,024
3,205,000	Cigna Corp., 4.80%, 8/15/38	3,875
1,800,000	Cogent Communications Group Inc. 144A, 3.50%, 5/01/26 (b)	1,800
3,780,000	Consolidated Communications Inc. 144A, 5.00%, 10/01/28 (b)	3,841
3,270,000	Daimler Finance North America LLC 144A, (3 mo. LIBOR USD + 0.840%), 1.02%, 5/04/23 (a)(b)	3,303
1,165,000	Dignity Health, 4.50%, 11/01/42	1,368
1,785,000	General Electric Co., 6.75%, 3/15/32	2,414

Principal or Shares	Security Description	Value (000)
5,500,000	General Motors Financial Co. Inc., 2.35%, 1/08/31	$5,268
3,475,000	Glencore Funding LLC 144A, 3.88%, 4/27/51 (b)	3,471
5,540,000	HCA Inc., 5.00%, 3/15/24	6,174
2,700,000	Hyundai Capital America 144A, 1.80%, 1/10/28 (b)	2,623
2,300,000	Indonesia Asahan Aluminium Persero PT 144A, 4.75%, 5/15/25 (b)	2,503
800,000	KeHE Distributors LLC/KeHE Finance Corp. 144A, 8.63%, 10/15/26 (b)	896
3,000,000	Klabin Austria GmbH 144A, 7.00%, 4/03/49 (b)	3,688
960,000	Kraft Heinz Foods Co., 5.00%, 6/04/42	1,110
940,000	Lamar Media Corp., 4.88%, 1/15/29	992
3,000,000	Lennar Corp., 4.75%, 11/29/27	3,475
3,950,000	Lowe’s Cos. Inc., 3.00%, 10/15/50	3,735
4,400,000	MercadoLibre Inc., 3.13%, 1/14/31	4,214
2,930,000	Moog Inc. 144A, 4.25%, 12/15/27 (b)	3,018
3,730,000	NBM U.S. Holdings Inc. 144A, 6.63%, 8/06/29 (b)	4,145
4,100,000	Nissan Motor Co. Ltd. 144A, 4.81%, 9/17/30 (b)	4,557
1,500,000	Northwell Healthcare Inc., 4.26%, 11/01/47	1,701
1,045,000	Northwell Healthcare Inc., 6.15%, 11/01/43	1,469
700,000	Open Text Corp. 144A, 3.88%, 2/15/28 (b)	710
5,015,000	Orange SA, 9.00%, 3/01/31	7,837
4,200,000	Organon Finance 1 LLC 144A, 5.13%, 4/30/31 (b)	4,363
960,000	PTC Inc. 144A, 3.63%, 2/15/25 (b)	987
920,000	Qorvo Inc., 4.38%, 10/15/29	1,001
106,000	Science Applications International Corp. 144A, 4.88%, 4/01/28 (b)	110
4,060,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21 (b)	4,070
2,000,000	Tencent Holdings Ltd. 144A, 3.24%, 6/03/50 (b)	1,839
2,450,000	Tencent Holdings Ltd. 144A, 3.94%, 4/22/61 (b)	2,488
383,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	383
2,355,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	2,214
4,820,000	Toledo Hospital, 6.02%, 11/15/48	5,855
4,050,000	United Natural Foods Inc. 144A, 6.75%, 10/15/28 (b)	4,369
4,400,000	Verizon Communications Inc., 2.88%, 11/20/50	4,011
2,400,000	Vodafone Group PLC, 5.25%, 5/30/48	3,036
5,500,000	Volkswagen Group of America Finance LLC 144A, 4.25%, 11/13/23 (b)	5,985
2,900,000	VTR Comunicaciones SpA 144A, 4.38%, 4/15/29 (b)	2,923
3,970,000	VTR Finance NV 144A, 6.38%, 7/15/28 (b)	4,299
2,400,000	Weibo Corp., 3.38%, 7/08/30	2,414
860,000	Yum! Brands Inc. 144A, 7.75%, 4/01/25 (b)	941
3,740,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 144A, 3.88%, 2/01/29 (b)	3,698

		167,159

Utility (9%)
2,350,000	Acwa Power Management And Investments One Ltd. 144A, 5.95%, 12/15/39 (b)	2,754

34   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
3,590,000	Adani Electricity Mumbai Ltd. 144A, 3.95%, 2/12/30 (b)	$3,610
3,800,000	AES Panama Generation Holdings SRL 144A, 4.38%, 5/31/30 (b)	3,948
1,350,000	Antero Resources Corp. 144A, 7.63%, 2/01/29 (b)	1,466
3,970,000	APT Pipelines Ltd. 144A, 4.20%, 3/23/25 (b)	4,332
1,250,000	Baytex Energy Corp. 144A, 5.63%, 6/01/24 (b)	1,171
545,000	Blue Racer Midstream LLC/Blue Racer Finance Corp. 144A, 6.63%, 7/15/26 (b)	564
2,980,000	CNX Midstream Partners LP/CNX Midstream Finance Corp. 144A, 6.50%, 3/15/26 (b)	3,088
1,170,000	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp. 144A, 4.15%, 8/15/26 (b)	1,310
1,130,618	Cometa Energia SA de CV 144A, 6.38%, 4/24/35 (b)	1,284
2,125,000	Energean Israel Finance Ltd. 144A, 4.88%, 3/30/26 (b)(f)	2,198
5,805,000	Energy Transfer LP, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.306%), 7.13%, (a)(g)	5,936
7,000,000	Entergy Texas Inc., 1.75%, 3/15/31	6,592
4,040,000	FEL Energy VI Sarl 144A, 5.75%, 12/01/40 (b)	4,211
1,237,861	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (b)	1,423
5,210,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (b)(h)	5,366
4,000,000	Independence Energy Finance LLC 144A, 7.25%, 5/01/26 (b)	4,020
3,350,000	Indigo Natural Resources LLC 144A, 5.38%, 2/01/29 (b)	3,329
2,100,000	Kinder Morgan Inc., 5.30%, 12/01/34	2,523
1,500,000	Laredo Petroleum Inc., 9.50%, 1/15/25	1,547
1,830,000	Leviathan Bond Ltd. 144A, 6.13%, 6/30/25 (b)(f)	2,008
2,010,000	Leviathan Bond Ltd. 144A, 6.75%, 6/30/30 (b)(f)	2,262
4,395,000	National Fuel Gas Co., 5.50%, 1/15/26	5,098
3,925,000	Northriver Midstream Finance LP 144A, 5.63%, 2/15/26 (b)	4,053
2,850,000	Pacific Gas and Electric Co., 1.75%, 6/16/22	2,853
2,400,000	Pattern Energy Operations LP/Pattern Energy Operations Inc. 144A, 4.50%, 8/15/28 (b)	2,436
2,500,000	Petroleos Mexicanos, 5.95%, 1/28/31	2,417
2,420,000	Petroleos Mexicanos, 6.49%, 1/23/27	2,562
2,190,000	Range Resources Corp., 9.25%, 2/01/26	2,407
2,600,000	Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	2,689
2,273,000	Southwestern Energy Co., 8.38%, 9/15/28	2,500
1,430,000	TerraForm Power Operating LLC 144A, 4.75%, 1/15/30 (b)	1,491
3,000,000	Vistra Operations Co. LLC 144A, 3.70%, 1/30/27 (b)	3,112
2,170,000	Vistra Operations Co. LLC 144A, 4.30%, 7/15/29 (b)	2,285
		98,845
Total Corporate Bond (Cost—$433,626)		445,871
Foreign Government (3%)
900,000	Bermuda Government International Bond 144A, 3.38%, 8/20/50 (b)	887

Principal or Shares	Security Description	Value (000)
9,503,787	Brazil Notas do Tesouro Nacional Serie B, 6.00%, 8/15/28 BRL (c)	$2,005
5,270,000	CPPIB Capital Inc. 144A, 1.95%, 9/30/29 CAD (b)(c)	4,312
3,150,000	Dominican Republic International Bond 144A, 4.88%, 9/23/32 (b)	3,304
5,150,000	Egypt Government International Bond 144A, 5.88%, 2/16/31 (b)	4,982
2,850,000	Georgia Government International Bond 144A, 2.75%, 4/22/26 (b)	2,865
56,040,000	Mexican Bonos, 8.50%, 5/31/29 MXN (c)	3,085
3,200,000	Municipal Finance Authority of British Columbia, 2.55%, 10/09/29 CAD (c)	2,718
4,450,000	Republic of Armenia International Bond 144A, 3.60%, 2/02/31 (b)	4,096
4,650,000	Romanian Government International Bond 144A, 2.00%, 4/14/33 EUR (b)(c)	5,521
Total Foreign Government (Cost—$34,011)		33,775
Mortgage Backed (25%)
2,030,000	BX Commercial Mortgage Trust 2018-IND 144A, (1 mo. LIBOR USD + 2.050%), 2.17%, 11/15/35 (a)(b)	2,032
2,982,306	CHC Commercial Mortgage Trust 2019-CHC 144A, (1 mo. LIBOR USD + 1.500%), 1.62%, 6/15/34 (a)(b)	2,959
1,751,342	Connecticut Avenue Securities Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 2.150%), 2.26%, 11/25/39 (a)(b)	1,744
4,100,000	Connecticut Avenue Securities Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 9.250%), 9.36%, 11/25/39 (a)(b)	4,268
1,735,765	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.250%), 10.36%, 1/25/29 (a)	2,045
498,554	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.750%), 10.86%, 1/25/29 (a)	589
1,689,463	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 12.250%), 12.36%, 9/25/28 (a)	2,108
3,440,000	Fannie Mae-Aces, 3.82%, 9/25/30 (i)	3,988
2,364,750	FG G60037 30YR, 3.00%, 10/01/43	2,530
877,520	FG Q17641 30YR, 3.00%, 4/01/43	939
1,642,000	FHLMC Multifamily Structured Pass-Through Certificates, 2.94%, 4/25/29	1,791
1,082,710	FN 254766 30YR, 5.00%, 6/01/33	1,244
531,097	FN 725027 30YR, 5.00%, 11/01/33	612
1,039,732	FN 725423 30YR, 5.50%, 5/01/34	1,206
990,242	FN 725424 30YR, 5.50%,4/01/34	1,139
866,434	FN 995023 30YR, 5.50%, 8/01/37	1,009
1,352,563	FN 995203 30YR, 5.00%, 7/01/35	1,560
838,893	FN AH3394 30YR,4.00%, 1/01/41	925
817,143	FN AJ7689 30YR, 4.00%, 12/01/41	898
4,667,354	FN AL9373 15YR, 2.50%, 10/01/31	4,925
2,594,449	FN AS0016 30YR, 3.00%, 7/01/43	2,759
3,002,312	FN AS4168 30YR, 4.00%, 12/01/44	3,313
3,052,570	FN AS7170 30YR, 3.50%, 5/01/46	3,283

Semi-Annual Report    35

          Payden Core Bond Fund continued

Principal or Shares	Security Description	Value (000)
3,718,003	FN AS8305 30YR, 3.00%, 11/01/46	$3,946
2,148,174	FN AS8710 15YR, 2.50%, 2/01/32	2,273
2,751,662	FN AY4200 30YR, 3.00%, 5/01/45	2,913
542,544	FN AZ3791 30YR, 3.00%, 3/01/46	575
2,829,981	FN AZ7336 30YR, 3.50%, 11/01/45	3,063
4,120,459	FN BC1520 30YR, 3.50%, 8/01/46	4,467
1,132,410	FN BC2521 30YR, 3.50%, 1/01/46	1,235
1,496,450	FN BE0514 15YR, 2.50%, 11/01/31	1,564
4,499,130	FN BJ3691 30YR, 4.00%, 3/01/48	4,880
1,311,446	FN BJ9215 30YR, 4.00%, 6/01/48	1,412
613,393	FN BK4740 30YR, 4.00%, 8/01/48	660
2,573,199	FN BP6345 30YR, 3.00%, 6/01/50	2,703
4,725,618	FN CA0858 30YR, 3.50%, 12/01/47	5,053
2,321,968	FN CA3666 30YR, 4.00%, 6/01/49	2,530
4,766,648	FN CA6074 30YR, 2.50%, 6/01/50	4,951
4,487,539	FN CA6314 30YR, 3.00%, 7/01/50	4,784
2,723,428	FN CA6322 30YR, 2.50%, 7/01/50	2,829
2,077,605	FN CA6350 30YR, 3.00%, 7/01/50	2,210
2,582,686	FN CA7112 15YR, 2.00%, 9/01/35	2,670
4,045,196	FN CA8023 30YR, 2.50%, 12/01/50	4,203
4,111,911	FN FM1717 30YR, 3.50%, 12/01/45	4,487
4,182,569	FN FM2897 30YR, 3.00%, 2/01/48	4,417
4,779,884	FN FM3936 15YR, 2.50%, 8/01/35	5,033
10,726,558	FN FM4638 30YR, 2.50%, 10/01/50	11,147
2,798,171	FN FM4754 30YR, 3.50%, 7/01/47	3,042
847,191	FN FM4990 30YR, 5.00%, 7/01/47	975
357,814	FN MA2671 30YR, 3.50%, 7/01/46	386
3,440,000	FNCI, 2.50%, 30YR TBA (j)	3,569
23,860,000	FNCL, 2.00%, 30YR TBA (j)	24,099
3,824,815	FR QN1106 15YR, 3.00%, 12/01/34	4,074
1,366,136	FR QN2947 15YR, 2.00%, 8/01/35	1,418
4,788,293	FR QN3917 15YR, 2.00%, 10/01/35	4,950
3,236,791	FR RC1727 15YR, 2.00%, 12/01/35	3,346
6,587,967	FR SD7537 30YR, 2.00%, 3/01/51	6,669
843,312	FR ZA4718 30YR, 3.00%, 10/01/46	895
4,266,811	FR ZT0534 30YR, 3.50%, 12/01/47	4,642
4,796,679	FR ZT1416 15YR, 3.00%, 7/01/33	5,145
1,329,799	Freddie Mac STACR 2019-HQA3 144A, (1 mo. LIBOR USD + 1.850%), 1.96%, 9/25/49 (a)(b)	1,339
1,252,306	Freddie Mac STACR REMIC Trust 2020-DNA5 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.300%), 1.31%, 10/25/50 (a)(b)	1,255
2,930,000	Freddie Mac STACR REMIC Trust 2020-DNA5 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.800%), 2.81%, 10/25/50 (a)(b)	2,982
2,851,791	Freddie Mac STACR REMIC Trust 2020-DNA6 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.900%), 0.91%, 12/25/50 (a)(b)	2,854
5,250,000	Freddie Mac STACR REMIC Trust 2021-DNA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.800%), 1.81%, 1/25/51 (a)(b)	5,255

Principal or Shares	Security Description	Value (000)
3,800,000	Freddie Mac STACR REMIC Trust 2021-DNA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.650%), 2.66%, 1/25/51 (a)(b)	$3,732
5,830,000	Freddie Mac STACR REMIC Trust 2021-HQA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.250%), 2.26%, 8/25/33 (a)(b)	5,881
886,694	Freddie Mac STACR Trust 2019-DNA1 144A, (1 mo. LIBOR USD + 2.650%), 2.76%, 1/25/49 (a)(b)	906
647,494	Freddie Mac STACR Trust 2019-HQA2 144A, (1 mo. LIBOR USD + 2.050%), 2.16%, 4/25/49 (a)(b)	656
3,531,042	Freddie Mac STACR Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 1.400%), 1.51%, 2/25/49 (a)(b)	3,534
688,830	Freddie Mac Structured Agency Credit Risk Debt Notes,(1 mo. LIBOR USD + 1.200%), 1.31%, 10/25/29 (a)	690
4,450,000	Freddie Mac Structured Agency Credit Risk Debt Notes 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.400%), 3.41%, 8/25/33 (a)(b)	4,491
1,200,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%), 4.71%, 12/25/42 (a)	1,231
1,239,392	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 10.000%), 10.11%, 7/25/29 (a)	1,323
1,682,647	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%), 11.36%, 12/25/28 (a)	1,996
13,290,000	G2, 2.50%, 30YR TBA (j)	13,815
2,794,651	G2 4853 30YR, 4.00%, 11/20/40	3,102
1,345,137	G2 5115 30YR, 4.50%, 7/20/41	1,510
983,739	G2 5139 30YR, 4.00%, 8/20/41	1,092
71,241	G2 5140 30YR, 4.50%, 8/20/41	80
1,442,474	G2 5174 30YR, 4.00%, 9/20/41	1,601
989,935	G2 5175 30YR, 4.50%, 9/20/41	1,111
341,015	G2 5233 30YR, 4.00%, 11/20/41	379
3,021,808	G2 5258 30YR, 3.50%, 12/20/41	3,297
869,132	G2 MA2522 30YR, 4.00%, 1/20/45	962
3,517,241	G2 MA3663 30YR, 3.50%, 5/20/46	3,791
6,068,650	G2 MA3802 30YR, 3.00%, 7/20/46	6,420
552,113	G2 MA4126 30YR, 3.00%, 12/20/46	585
2,734,300	G2 MA4510 30YR, 3.50%, 6/20/47	2,923
236,064	G2 MA5021 30YR, 4.50%, 2/20/48	256
375,401	G2 MA5265 30YR, 4.50%, 6/20/48	410
2,876,571	G2 MA6930 30YR, 2.00%, 10/20/50	2,937
3,118,908	GN 783716 30YR, 3.00%, 2/15/43	3,364
965,051	GN 784182 30YR, 4.50%, 8/15/46	1,092
644,123	GN AA5452 30YR, 3.50%, 7/15/42	692
1,056,205	JP Morgan Mortgage Trust 2014-2 144A, 3.00%,6/25/29 (b)(i)	1,083
11,232	Landmark Mortgage Securities No 1 PLC, (3 mo. LIBOR GBP + 0.220%), 0.30%,6/17/38 GBP (a)(c)(f)	15

36   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
1,200,000	MF1 2020-FL3 Ltd. 144A, (1 mo. LIBOR USD + 2.850%), 2.96%, 7/15/35 (a)(b)	$1,222
15,729,147	Morgan Stanley Capital I Trust 2018-H3, 0.99%, 7/15/51 (i)	718
262,078	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (b)(i)	271
524,182	New Residential Mortgage Loan Trust 2014-3 144A, 3.75%, 11/25/54 (b)(i)	562
3,196,394	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 1.250%), 1.36%, 2/25/47 (a)(b)	3,203
3,325,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 2.400%), 2.51%, 2/25/47 (a)(b)	3,387
1,300,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
	USD + 10.500%), 10.61%, 2/25/47 (a)(b)	1,480

Total Mortgage Backed (Cost—$288,410)		294,566

Municipal (2%)
3,900,000	California Health Facilities Financing Authority, 2.86%, 6/01/31	4,056
1,150,000	California Pollution Control Financing Authority, AMT 144A, 7.50%, 12/01/39 (b)(k)	350
1,835,000	City of Portland OR, 7.70%, 6/01/22	1,916
3,700,000	City of San Francisco CA Public Utilities Commission Water Revenue, 2.83%, 11/01/41	3,743
2,565,000	Compton Community College District, 3.46%, 8/01/38	2,594
5,265,000	Los Angeles Community College District, 1.17%, 8/01/26	5,287
4,000,000	State of California, 3.38%, 4/01/25	4,394
1,495,000	State of California, 7.55%, 4/01/39	2,455
365,000	University of California, 3.26%, 5/15/24	394

Total Municipal (Cost—$24,343)		25,189

U.S. Treasury (24%)
11,440,000	U.S. Treasury Bill, 0.36%, 9/23/21 (e)	11,439
1,650,000	U.S. Treasury Bill, 0.44%, 10/28/21 (e)	1,650
41,600,000	U.S. Treasury Bond, 1.88%, 2/15/51	37,850
14,295,000	U.S. Treasury Bond, 2.00%, 2/15/50	13,411
38,024,000	U.S. Treasury Bond, 2.38%, 11/15/49	38,744
32,899,000	U.S. Treasury Bond, 2.50%, 2/15/46	34,305
15,410,000	U.S. Treasury Bond, 3.00%, 2/15/49 (l)(m)	17,715
744,000	U.S. Treasury Note, 0.13%, 9/15/23	742
1,393,000	U.S. Treasury Note, 0.13%, 1/15/24	1,387
1,866,000	U.S. Treasury Note, 0.25%, 6/15/23	1,869
15,550,000	U.S. Treasury Note, 0.25%, 8/31/25	15,255
15,537,000	U.S. Treasury Note, 0.38%, 1/31/26	15,231
41,230,000	U.S. Treasury Note, 0.75%, 3/31/26	41,072
25,680,000	U.S. Treasury Note, 1.13%, 2/15/31	24,526
5,796,000	U.S. Treasury Note, 1.25%, 4/30/28	5,774
1,318,000	U.S. Treasury Note, 1.50%, 11/30/21	1,329
1,956,000	U.S. Treasury Note, 1.50%, 1/15/23	2,001
8,455,000	U.S. Treasury Note, 1.63%, 11/15/22	8,651
4,445,000	U.S. Treasury Note, 2.88%, 11/30/25	4,872

Total U.S. Treasury (Cost—$288,015)		277,823

Principal or Shares	Security Description	Value (000)
Investment Company (0%)
3,455,911	Payden Cash Reserves Money Market Fund * (Cost-$3,456)	$3,456
Total Investments (Cost—$1,246,913) (106%)		1,257,241
Liabilities in excess of Other Assets (-6%)		(73,340)
Net Assets (100%)		$1,183,901

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2021.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Principal in foreign currency.
(d)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2021. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(e)	Yield to maturity at time of purchase.
(f)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(g)	Perpetual security with no stated maturity date.
(h)

All or a portion of these securities are on loan. At April 30, 2021, the total market value of the Fund’s securities on loan is $1,339 and the total market value of the collateral held by the Fund is $1,365. Amounts in 000s.

(i)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(j)	Security was purchased on a delayed delivery basis.
(k)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(l)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(m)	All or a portion of the security is pledged to cover futures contract margin requirements.

Semi-Annual Report    37

            Payden Core Bond Fund continued

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
IDR 87,736,000	USD 6,004	Citibank, N.A.	06/24/2021	$38
SGD 8,169	USD 6,080	Citibank, N.A.	06/24/2021	58
USD 2,125	BRL 11,467	State Street Bank & Trust Co.	08/05/2021	33

				129

Liabilities:
BRL 11,593	USD 2,166	State Street Bank & Trust Co.	05/06/2021	(33)
COP 10,776,000	USD 3,008	Citibank, N.A.	06/24/2021	(144)
EUR 10,525	USD 12,705	Citibank, N.A.	06/22/2021	(37)
PEN 22,502	USD 6,071	Citibank, N.A.	06/24/2021	(122)
RUB 223,470	USD 2,979	Citibank, N.A.	06/24/2021	(30)
USD 38,495	EUR 32,253	Citibank, N.A.	06/22/2021	(324)
USD 6,498	EUR 5,500	Citibank, N.A.	06/22/2021	(122)
USD 7,115	CAD 8,884	HSBC Bank USA, N.A.	06/22/2021	(114)
USD 2,127	BRL 11,593	State Street Bank & Trust Co.	05/06/2021	(6)

				(932)

Net Unrealized Appreciation (Depreciation)				$(803)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Long Bond Future	116	Jun-21	$18,241	$(330)	$(330)
U.S. Treasury 10-Year Note Future	190	Jun-21	25,086	(245)	(245)
U.S. Treasury 2-Year Note Future	280	Jun-21	61,812	(40)	(40)
U.S. Treasury 5-Year Note Future	585	Jun-21	72,503	(509)	(509)

					(1,124)

Short Contracts:
U.S. 10-Year Ultra Future	1,047	Jun-21	(152,388)	1,758	1,758
U.S. Ultra Bond Future	83	Jun-21	(15,430)	(39)	(39)

Total Futures					$595

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$1,339
Non-cash Collateral[2]	(1,339)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

38   Payden Mutual Funds

                Payden Corporate  Bond Fund

The Fund seeks a high level of total return that is consistent with the preservation of capital by generally investing 80% of its assets in investment grade corporate bonds with no limit on the average portfolio maturity.

Portfolio Composition - percent of investments
Financial Services	20%
Banking	10%
Telecommunications	9%
Energy	8%
Basic Industry	7%
Other	46%

Schedule of Investments - April 30, 2021 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (1%)
2,000,000	BDS 2019-FL3 Ltd. 144A, (1 mo. LIBOR USD + 2.700%) 2.82%, 12/15/35 (a)(b)	$1,997
900,000	Domino’s Pizza Master Issuer 2021-1A LLC 144A, 2.66%, 4/25/51 (b)	913
2,000,000	HERA Commercial Mortgage 2021-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.950%) 2.07%, 2/18/38 (a)(b)	2,002

Total Asset Backed (Cost - $4,897)		4,912

Corporate Bond (94%)
Automotive (6%)
2,700,000	Daimler Finance North America LLC 144A, 3.65%, 2/22/24 (b)	2,906
730,000	Ford Motor Co., 7.45%, 7/16/31	940
740,000	Ford Motor Co., 8.50%, 4/21/23	830
1,800,000	Ford Motor Credit Co. LLC, 2.90%, 2/16/28	1,766
1,020,000	Ford Motor Credit Co. LLC, 2.98%, 8/03/22	1,038
1,025,000	Ford Motor Credit Co. LLC, 3.09%, 1/09/23	1,046
600,000	Ford Motor Credit Co. LLC, 3.10%, 5/04/23	614
400,000	Ford Motor Credit Co. LLC, 3.81%, 1/09/24	416
1,200,000	General Motors Co., 6.75%, 4/01/46	1,656
1,700,000	Hyundai Capital America 144A, 1.80%, 10/15/25 (b)	1,715
1,755,000	Hyundai Capital America 144A, 1.80%, 1/10/28 (b)	1,705
950,000	Kia Corp. 144A, 1.75%, 10/16/26 (b)	954
3,275,000	Nissan Motor Co. Ltd. 144A, 4.35%, 9/17/27 (b)	3,586
2,300,000	Nissan Motor Co. Ltd. 144A, 4.81%, 9/17/30 (b)	2,556
1,705,000	Volkswagen Group of America Finance LLC 144A, 4.25%, 11/13/23 (b)	1,855
1,815,000	ZF North America Capital Inc. 144A, 4.75%, 4/29/25 (b)	1,960

		25,543

Banking (11%)
2,325,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.010%), 1.20%, 10/24/26 (a)	2,311
1,800,000	Bank of America Corp., (3 mo. LIBOR USD + 0.870%), 2.46%, 10/22/25 (a)	1,891
3,085,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.220%), 2.65%, 3/11/32 (a)	3,114
1,600,000	Bank of America Corp., (3 mo. LIBOR USD + 0.970%), 3.46%, 3/15/25 (a)	1,716
370,000	Bank of America Corp., (3 mo. LIBOR USD + 0.780%), 3.55%, 3/05/24 (a)	390
975,000	Bank of America Corp., (3 mo. LIBOR USD + 1.060%), 3.56%,4/23/27 (a)	1,070
2,100,000	Bank of America Corp., 4.00%, 1/22/25	2,313

Principal or Shares	Security Description	Value (000)

1,400,000	Barclays PLC, (U.S. Secured Overnight Financing Rate + 2.714%), 2.85%, 5/07/26 (a)	$1,476
1,550,000	BBVA Bancomer SA 144A, 1.88%, 9/18/25 (b)	1,559
1,830,000	Canadian Imperial Bank of Commerce, 3.10%, 4/02/24	1,956
2,340,000	CIT Bank NA, (U.S. Secured Overnight Financing Rate + 1.715%), 2.97%, 9/27/25 (a)	2,455
1,203,000	Citigroup Inc., (3 mo. LIBOR USD + 0.722%), 3.14%, 1/24/23 (a)	1,226
1,030,000	First Midwest Bancorp Inc., 5.88%, 9/29/26	1,182
2,300,000	Goldman Sachs Group Inc., 2.60%, 2/07/30	2,350
1,115,000	Goldman Sachs Group Inc., 3.50%, 4/01/25	1,213
300,000	Goldman Sachs Group Inc., 3.63%, 2/20/24	324
2,000,000	Goldman Sachs Group Inc., 3.85%, 7/08/24	2,179
915,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 2.460%), 3.11%, 4/22/41 (a)	914
910,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 2.440%), 3.11%, 4/22/51 (a)	886
1,700,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 1.000%), 4.02%, 12/05/24 (a)	1,841
1,025,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.372%), 3.76%, 11/28/28 (a)(b)	1,123
910,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.990%), 2.19%, 4/28/26 (a)	947
2,000,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.152%), 2.72%, 7/22/25 (a)	2,113
3,000,000	Morgan Stanley, 4.10%, 5/22/23	3,211
830,000	Morgan Stanley, 5.00%, 11/24/25	957
450,000	Santander Holdings USA Inc., 3.24%, 10/05/26	481
735,000	Sumitomo Mitsui Financial Group Inc., 2.45%, 9/27/24	772
1,000,000	Synchrony Bank, 3.00%, 6/15/22	1,027
2,450,000	UBS Group AG 144A, (3 mo. LIBOR USD + 1.468%), 3.13%, 8/13/30 (a)(b)	2,581
1,000,000	Wachovia Corp., 5.50%, 8/01/35	1,263
2,000,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 2.530%), 3.07%, 4/30/41 (a)	1,978

		48,819

Basic Industry (7%)
650,000	Aviation Capital Group LLC 144A, 2.88%, 1/20/22 (b)	658
1,120,000	Aviation Capital Group LLC 144A, 3.88%, 5/01/23 (b)	1,171
935,000	Avient Corp. 144A, 5.75%, 5/15/25 (b)	989
4,065,000	Boeing Co., 2.20%, 2/04/26	4,073
2,000,000	CNH Industrial Capital LLC, 3.88%, 10/15/21	2,029

Semi-Annual Report    39

            Payden Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)

465,000	DAE Funding LLC 144A, 4.50%, 8/01/22 (b)	$467
1,506,000	Element Solutions Inc. 144A, 3.88%, 9/01/28 (b)	1,504
2,225,000	Equate Petrochemical BV 144A, 2.63%, 4/28/28 (b)	2,235
585,000	FMG Resources August 2006 Pty Ltd. 144A, 4.50%, 9/15/27 (b)	637
2,200,000	Freeport-McMoRan Inc., 5.00%, 9/01/27	2,337
2,863,000	General Electric Co.,6.75%, 3/15/32	3,872
1,825,000	Glencore Funding LLC 144A, 1.63%, 9/01/25 (b)	1,838
1,750,000	Honeywell International Inc., 2.80%, 6/01/50	1,696
1,350,000	Klabin Austria GmbH 144A, 3.20%, 1/12/31 (b)	1,289
900,000	Nutrition & Biosciences Inc. 144A, 3.47%, 12/01/50 (b)	887
880,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 4.45%, 1/29/26 (b)	994
600,000	Raytheon Technologies Corp., 4.63%, 11/16/48	733
1,500,000	Raytheon Technologies Corp., 6.70%, 8/01/28	1,953
1,485,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21 (b)	1,489

		30,851

Consumer Goods (3%)
1,740,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 3.50%, 3/15/29 (b)	1,673
2,000,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., 4.90%, 2/01/46	2,393
740,000	Anheuser-Busch InBev Worldwide Inc., 8.00%, 11/15/39	1,176
904,000	Anheuser-Busch InBev Worldwide Inc., 8.20%, 1/15/39	1,451
1,320,000	Coca-Cola Co., 2.60%, 6/01/50	1,206
195,000	Land O’ Lakes Inc. 144A, 6.00%, 11/15/22 (b)	208
2,600,000	Land O’ Lakes Inc. 144A, 7.00% (b)(c)	2,668
2,215,000	MARB BondCo PLC 144A, 3.95%, 1/29/31 (b)	2,108
1,850,000	NIKE Inc., 3.38%, 3/27/50	1,981

		14,864

Energy (8%)
1,745,000	Canadian Natural Resources Ltd., 6.25%, 3/15/38	2,304
1,000,000	Cenovus Energy Inc., 6.75%, 11/15/39	1,269
1,600,000	Cenovus Energy Inc., 6.80%, 9/15/37	1,999
1,300,000	Devon Energy Corp., 5.60%, 7/15/41	1,541
1,484,000	Devon Energy Corp., 5.85%, 12/15/25	1,744
1,200,000	Enbridge Energy Partners LP, 7.38%, 10/15/45	1,790
240,000	Energean Israel Finance Ltd. 144A, 4.50%, 3/30/24 (b)(d)	247
850,000	Energean Israel Finance Ltd. 144A, 4.88%, 3/30/26 (b)(d)	879
2,500,000	Energean Israel Finance Ltd. 144A, 5.38%, 3/30/28 (b)(d)	2,591
1,200,000	Energy Transfer LP, 5.40%, 10/01/47	1,306
2,500,000	Energy Transfer LP, 5.50%, 6/01/27	2,904
1,000,000	Hess Corp., 7.30%, 8/15/31	1,318
950,000	Independence Energy Finance LLC 144A, 7.25%, 5/01/26 (b)	955

Principal or Shares	Security Description	Value (000)

750,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	$1,020
400,000	Kinder Morgan Inc., (3 mo. LIBOR USD + 1.280%), 1.46%, 1/15/23 (a)	406
1,525,000	MPLX LP, 5.20%, 12/01/47	1,776
2,000,000	Northriver Midstream Finance LP 144A, 5.63%, 2/15/26 (b)	2,065
410,000	Parsley Energy LLC/Parsley Finance Corp. 144A, 4.13%, 2/15/28 (b)	431
1,100,000	PDC Energy Inc., 5.75%, 5/15/26	1,145
1,298,000	Southwestern Energy Co., 4.10%, 3/15/22	1,312
1,700,000	Williams Cos. Inc., 3.75%,6/15/27	1,871
1,800,000	Williams Cos. Inc., 7.88%, 9/01/21	1,843
2,200,000	Williams Cos. Inc., 8.75%, 3/15/32	3,296
1,087,000	WPX Energy Inc., 5.25%, 10/15/27	1,162

		37,174

Financial Services (18%)
925,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.13%, 7/03/23	984
1,125,000	Air Lease Corp., 2.30%, 2/01/25	1,157
410,000	Aircastle Ltd., 4.13%, 5/01/24	436
1,795,000	Ally Financial Inc., 3.88%, 5/21/24	1,948
1,851,000	American Express Co., 8.15%, 3/19/38	2,878
1,690,000	AmFam Holdings Inc. 144A, 2.81%, 3/11/31 (b)	1,693
1,950,000	Ares Capital Corp., 3.25%, 7/15/25	2,040
1,000,000	Ares Capital Corp., 3.50%, 2/10/23	1,043
875,000	Ares Capital Corp., 3.63%, 1/19/22	891
3,820,000	Australia & New Zealand Banking Group Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.700%), 2.57%, 11/25/35 (a)(b)	3,637
2,400,000	Banco Santander SA, 2.75%, 12/03/30	2,334
1,290,000	Blackstone Secured Lending Fund 144A, 2.75%, 9/16/26 (b)	1,299
1,670,000	BNP Paribas SA 144A, (U.S. Secured Overnight Financing Rate + 2.074%), 2.22%, 6/09/26 (a)(b)	1,722
2,100,000	Capital One Financial Corp., 3.30%, 10/30/24	2,273
2,300,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 2.107%), 2.57%, 6/03/31 (a)	2,310
2,500,000	Citigroup Inc., 4.45%, 9/29/27	2,842
2,510,000	Credit Agricole SA 144A, (U.S. Secured Overnight Financing Rate + 1.676%), 1.91%,6/16/26 (a)(b)	2,560
3,000,000	Credit Suisse Group AG 144A, (U.S. Secured Overnight Financing Rate + 2.044%), 2.19%, 6/05/26 (a)(b)	3,068
1,700,000	Credit Suisse Group AG 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.554%), 4.50%, (a)(b)(c)	1,628
950,000	Deutsche Bank AG, (U.S. Secured Overnight Financing Rate + 1.131%), 1.45%, 4/01/25 (a)	954
2,180,000	FS KKR Capital Corp., 4.75%, 5/15/22	2,255
3,775,000	FS KKR Capital Corp. II 144A, 4.25%, 2/14/25 (b)	3,903
1,700,000	Host Hotels & Resorts LP, 3.50%, 9/15/30	1,756

40   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,800,000	HSBC Holdings PLC, (U.S. Secured Overnight Financing Rate + 2.387%), 2.85%, 6/04/31 (a)	$2,831
1,050,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A, 4.38%, 2/01/29 (b)	1,020
1,820,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26	1,922
1,500,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.065%), 1.95%, 2/04/32 (a)	1,427
5,000,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 3.790%), 4.49%, 3/24/31 (a)	5,799
750,000	Lloyds Banking Group PLC, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.550%), 0.70%, 5/11/24 (a)	751
1,155,000	Low Income Investment Fund, 3.71%, 7/01/29	1,231
2,835,000	Macquarie Bank Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.700%), 3.05%, 3/03/36 (a)(b)	2,739
1,600,000	Macquarie Group Ltd. 144A, (U.S. Secured Overnight Financing Rate + 1.069%), 1.34%, 1/12/27 (a)(b)	1,579
620,000	Mastercard Inc., 3.85%, 3/26/50	711
1,025,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.020%), 1.93%, 4/28/32 (a)	972
2,020,000	MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27	2,129
1,100,000	Nomura Holdings Inc., 2.68%, 7/16/30	1,092
2,205,000	Owl Rock Capital Corp., 3.75%, 7/22/25	2,338
1,300,000	PayPal Holdings Inc., 3.25%, 6/01/50	1,313
2,000,000	Pershing Square Holdings Ltd. 144A, 5.50%, 7/15/22 (b)	2,093
900,000	SBA Communications Corp. 144A, 3.13%, 2/01/29 (b)	863
250,000	Synchrony Financial, 3.75%, 8/15/21	251
1,662,000	Synovus Bank, (U.S. Secured Overnight Financing Rate + 0.945%), 2.29%, 2/10/23 (a)	1,678
2,350,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 2.100%), 2.39%, 6/02/28 (a)	2,421
2,200,000	Westpac Banking Corp., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.750%), 2.67%, 11/15/35 (a)	2,113

		82,884

Healthcare (7%)
2,160,000	AbbVie Inc., 2.95%, 11/21/26	2,315
920,000	AbbVie Inc.,4.25%, 11/21/49	1,044
3,120,000	Amgen Inc., 3.15%, 2/21/40	3,132
2,850,000	AstraZeneca PLC, 1.38%, 8/06/30	2,626
700,000	Bayer U.S. Finance II LLC 144A, 3.88%, 12/15/23 (b)	753
700,000	Blue Cross and Blue Shield of Minnesota 144A, 3.79%, 5/01/25 (b)	759
1,625,000	Bristol-Myers Squibb Co., 4.25%, 10/26/49	1,932
700,000	Cigna Corp., 4.13%, 11/15/25	787
895,000	Cigna Corp., 4.90%, 12/15/48	1,106
2,100,000	CVS Health Corp., 1.30%, 8/21/27	2,050
110,000	Dignity Health, 3.13%, 11/01/22	114
740,000	Dignity Health, 4.50%, 11/01/42	869
965,000	Gilead Sciences Inc., 2.80%, 10/01/50	870

Principal or Shares	Security Description	Value (000)

550,000	Jazz Securities DAC 144A, 4.38%, 1/15/29 (b)	$563
1,300,000	Merck & Co. Inc., 2.35%, 6/24/40	1,208
175,000	Northwell Healthcare Inc., 6.15%, 11/01/43	246
955,000	PeaceHealth Obligated Group, 1.38%, 11/15/25	962
1,200,000	Perrigo Finance Unlimited Co., 3.15%, 6/15/30	1,194
880,000	Pfizer Inc., 2.63%, 4/01/30	923
1,620,000	Royalty Pharma PLC 144A, 2.20%, 9/02/30 (b)	1,549
420,000	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	359
850,000	Teva Pharmaceutical Finance Netherlands III BV, 6.00%, 4/15/24	898
2,175,000	Toledo Hospital, 6.02%, 11/15/48	2,642
1,820,000	Viatris Inc. 144A, 4.00%, 6/22/50 (b)	1,813

		30,714

Insurance (4%)
2,730,000	Athene Global Funding 144A, 2.95%, 11/12/26 (b)	2,891
1,050,000	Enstar Group Ltd., 4.50%, 3/10/22	1,078
2,115,000	Jackson National Life Global Funding 144A, 2.65%, 6/21/24 (b)	2,227
725,000	Nationwide Financial Services Inc. 144A, 5.30%, 11/18/44 (b)	888
1,731,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (b)	2,911
1,265,000	New York Life Insurance Co. 144A, 5.88%, 5/15/33 (b)	1,634
500,000	New York Life Insurance Co. 144A, 6.75%, 11/15/39 (b)	736
1,700,000	Ohio National Life Insurance Co. 144A, 6.88%, 6/15/42 (b)	2,026
450,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (b)	716
550,000	Teachers Insurance & Annuity Association of America 144A, 4.90%, 9/15/44 (b)	687
2,000,000	Teachers Insurance & Annuity Association of America 144A, 6.85%, 12/16/39 (b)	2,926

		18,720

Leisure (1%)
1,150,000	Genting New York LLC/GENNY Capital Inc. 144A, 3.30%, 2/15/26 (b)	1,149
900,000	International Game Technology PLC 144A, 4.13%, 4/15/26 (b)	929
500,000	Mattel Inc. 144A, 3.38%, 4/01/26 (b)	518

		2,596

Media (3%)
1,820,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, 6/01/41	1,753
3,825,000	Comcast Corp., 6.50%, 11/15/35	5,481
1,760,000	Fox Corp., 5.58%, 1/25/49	2,265
1,450,000	Time Warner Cable LLC, 6.75%, 6/15/39	1,980
2,000,000	Walt Disney Co., 2.75%, 9/01/49	1,870
475,000	Walt Disney Co., 9.50%, 7/15/24	606

		13,955

Real Estate (3%)
1,140,000	Healthpeak Properties Inc., 3.40%, 2/01/25	1,232

Semi-Annual Report    41

            Payden Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)

555,000	iStar Inc., 4.75%, 10/01/24	$580
1,900,000	iStar Inc., 5.50%, 2/15/26	1,971
800,000	National Retail Properties Inc., 3.90%, 6/15/24	868
1,200,000	Simon Property Group LP, 6.75%, 2/01/40	1,725
360,000	Toll Brothers Finance Corp., 4.88%, 11/15/25	404
2,750,000	Ventas Realty LP, 4.88%, 4/15/49	3,216
800,000	VEREIT Operating Partnership LP, 4.60%, 2/06/24	876
770,000	WEA Finance LLC 144A, 4.13%, 9/20/28 (b)	818
980,000	WEA Finance LLC 144A, 4.63%, 9/20/48 (b)	998

		12,688

Retail (2%)
2,000,000	Home Depot Inc., 4.50%, 12/06/48	2,511
1,880,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 144A, 4.75%, 6/01/27 (b)	1,981
1,325,000	Lowe’s Cos. Inc., 5.13%, 4/15/50 (e)	1,763
1,425,000	Nordstrom Inc. 144A, 4.25%, 8/01/31 (b)	1,445
1,940,000	Yum! Brands Inc., 3.63%, 3/15/31	1,918

		9,618

Service (2%)
2,185,000	American University, 3.67%, 4/01/49	2,410
1,850,000	California Institute of Technology, 3.65%, 9/01/19	1,979
1,150,000	Ford Foundation, 2.82%,6/01/70	1,089
1,540,000	Georgetown University, 4.32%, 4/01/49	1,853
1,180,000	President and Fellows of Harvard College, 2.52%, 10/15/50	1,132

		8,463

Technology (4%)
1,305,000	Apple Inc., 2.65%, 5/11/50	1,214
2,000,000	Apple Inc., 4.65%, 2/23/46	2,559
2,289,000	Broadcom Inc., 4.11%, 9/15/28	2,531
1,400,000	Dell International LLC/EMC Corp. 144A, 4.90%, 10/01/26 (b)	1,609
835,000	Dell International LLC/EMC Corp. 144A, 8.35%, 7/15/46(b)	1,311
1,315,000	Microchip Technology Inc. 144A, 2.67%, 9/01/23 (b)	1,372
2,800,000	Microsoft Corp., 2.53%, 6/01/50	2,613
2,000,000	Oracle Corp., 6.50%, 4/15/38	2,768
1,045,000	Seagate HDD Cayman 144A, 3.13%, 7/15/29 (b)	1,007
1,490,000	Western Digital Corp., 4.75%, 2/15/26	1,654

		18,638

Telecommunications (9%)
2,575,000	Alphabet Inc., 2.05%, 8/15/50	2,164
1,600,000	AT&T Inc., (3 mo. LIBOR USD + 1.180%), 1.36%, 6/12/24 (a)	1,635
3,359,000	AT&T Inc. 144A, 3.50%, 9/15/53 (b)	3,096
3,800,000	AT&T Inc. 144A, 3.65%, 9/15/59 (b)	3,511
1,760,000	British Telecommunications PLC 144A, 4.25%, 11/08/49(b)	1,952
1,100,000	Cogent Communications Group Inc. 144A, 3.50%, 5/01/26 (b)	1,100
1,500,000	Deutsche Telekom International Finance BV, 8.75%,6/15/30	2,235

Principal or Shares	Security Description	Value (000)

1,190,000	Go Daddy Operating Co. LLC/GD Finance Co. Inc. 144A, 3.50%, 3/01/29 (b)	$1,160
1,800,000	Juniper Networks Inc., 2.00%, 12/10/30	1,682
1,150,000	MercadoLibre Inc., 2.38%, 1/14/26	1,149
2,475,000	Orange SA, 9.00%, 3/01/31	3,868
48,750	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (b)	49
1,100,000	TELUS Corp., 4.60%, 11/16/48	1,310
2,050,000	Tencent Holdings Ltd. 144A, 3.24%, 6/03/50 (b)	1,885
300,000	Tencent Holdings Ltd. 144A, 3.98%, 4/11/29 (b)	328
1,500,000	T-Mobile USA Inc. 144A, 3.88%, 4/15/30 (b)	1,636
1,200,000	Verizon Communications Inc., 1.45%, 3/20/26	1,208
1,000,000	Verizon Communications Inc., 4.40%, 11/01/34	1,167
1,063,000	Verizon Communications Inc., 4.75%, 11/01/41	1,287
280,000	Verizon Communications Inc., 4.86%, 8/21/46	347
3,500,000	Verizon Communications Inc., 5.25%, 3/16/37	4,465
2,000,000	Vodafone Group PLC, 5.25%, 5/30/48	2,530

		39,764

Transportation (1%)
1,404,602	American Airlines 2019-1 Class A Pass-Through Trust, 3.50%, 2/15/32	1,360
1,466,083	American Airlines 2019-1 Class AA Pass-Through Trust, 3.15%, 2/15/32	1,471
107,535	Continental Airlines 2007-1 Class B Pass-Through Trust, 6.90%, 4/19/22	107

		2,938

Utility (5%)
1,485,000	Alliant Energy Finance LLC 144A, 3.75%, 6/15/23 (b)	1,578
1,050,000	Basin Electric Power Cooperative 144A, 4.75%, 4/26/47 (b)	1,195
244,000	Berkshire Hathaway Energy Co., 6.13%, 4/01/36	335
1,250,000	Duke Energy Florida LLC, 4.20%, 7/15/48	1,485
1,750,000	Eastern Energy Gas Holdings LLC, 3.00%, 11/15/29	1,837
850,000	Exelon Generation Co. LLC, 3.25%, 6/01/25	914
1,600,000	FirstEnergy Corp., 2.25%, 9/01/30	1,510
545,000	Fortis Inc., 3.06%, 10/04/26	585
1,150,000	Indianapolis Power & Light Co. 144A, 4.05%, 5/01/46 (b)	1,286
660,000	KeySpan Gas East Corp. 144A, 5.82%, 4/01/41 (b)	875
1,780,000	National Fuel Gas Co., 5.50%, 1/15/26	2,065
2,600,000	Pacific Gas and Electric Co., 1.75%, 6/16/22	2,602
333,547	Solar Star Funding LLC 144A, 3.95%, 6/30/35 (b)	346
1,755,000	Southern California Edison Co., (U.S. Secured Overnight Financing Rate + 0.830%), 0.84%, 4/01/24 (a)	1,762
2,255,000	Tampa Electric Co., 4.45%, 6/15/49	2,761

		21,136

Total Corporate Bond (Cost - $402,665)		419,365

42   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Foreign Government (1%)
1,885,000	Corp. Financiera de Desarrollo SA 144A, 2.40%, 9/28/27 (b) (Cost - $1,883)	$1,810

Mortgage Backed (1%)
2,000,000	BXMT 2020-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.950%) 2.07%, 2/16/37 (a)(b)	1,997
2,000,000	Credit Suisse Mortgage Capital Certificates 2019-ICE4 144A, (1 mo. LIBOR USD + 1.430%) 1.55%, 5/15/36 (a)(b)	2,005
1,643,150	Freddie Mac STACR REMIC Trust 2020-HQA3 144A, (1 mo. LIBOR USD + 3.600%) 3.71%, 7/25/50 (a)(b)	1,666

Total Mortgage Backed (Cost—$5,673)		5,668

Municipal (1%)
1,200,000	Bay Area Toll Authority, 3.55%, 4/01/54	1,233
1,200,000	City of San Francisco CA Public Utilities Commission Water Revenue, 2.83%, 11/01/41	1,214
1,050,000	Michigan Finance Authority, 5.02%, 11/01/43	1,296
2,170,000	University of California, 1.32%, 5/15/27	2,151

Total Municipal (Cost - $5,620)		5,894

Principal or Shares	Security Description	Value (000)

Investment Company (2%)
7,032,426	Payden Cash Reserves Money Market Fund * (Cost-$7,032)	$7,032

Total Investments (Cost -$427,770) (100%)		444,681
Other Assets, net of Liabilities (0%)		1,553

Net Assets (100%)		$446,234

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2021.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Perpetual security with no stated maturity date.
(d)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)

All or a portion of these securities are on loan. At April 30, 2021, the total market value of the Fund’s securities on loan is $940 the total market value of the collateral held by the Fund is $954. Amounts in 000s.

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Long Bond Future	84	Jun-21	$13,209	$(134)	$(134)
U.S. Treasury 10-Year Note Future	173	Jun-21	22,841	(224)	(224)
U.S. Treasury 2-Year Note Future	109	Jun-21	24,063	(16)	(16)

					(374)

Short Contracts:
U.S. 10-Year Ultra Future	174	Jun-21	(25,325)	519	519
U.S. Ultra Bond Future	20	Jun-21	(3,718)	79	79

					598

Total Futures					$224

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (000s)
Protection Bought (Relevant Credit: Markit CDX, North America	06/20/2026	$9,000	$924	$769	$155
High Yield Series 36 Index), Pay 5% Quarterly, Receive upon credit default

Semi-Annual Report    43

            Payden Corporate Bond Fund continued

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$940
Non-cash Collateral[2]	(940)

Net Amount	$—

1	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

44   Payden Mutual Funds

            Payden Strategic Income Fund

The Fund seeks a high level of total return including income generation consistent with preservation of capital by investing in a wide variety of securities across many asset classes.

Portfolio Composition - percent of investments
Corporate Bond	46%
U.S. Treasury	20%
Asset Backed	11%
Mortgage Backed	7%
Foreign Government	4%
Other	12%

Schedule of Investments - April 30, 2021 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (11%)
218,350	Arbys Funding LLC 144A, 3.24%, 7/30/50 (a)	$226
500,000	Atrium XII 144A, (3 mo. LIBOR USD + 2.800%), 2.98%, 4/22/27 (a)(b)	491
400,000	Benefit Street Partners CLO XXII Ltd. 144A, (3 mo. LIBOR USD + 3.500%), 3.69%, 1/20/32 (a)(b)	400
700,000	Blackrock European CLO VII DAC 144A, (3 mo. EURIBOR + 1.300%), 1.30%, 10/15/31 EUR (a)(b)(c)	845
300,000	BlueMountain CLO 2015-2 Ltd. 144A, (3 mo. LIBOR USD + 2.750%), 2.94%, 7/18/27 (a)(b)	290
450,000	BlueMountain CLO 2015-3 Ltd. 144A, (3 mo. LIBOR USD + 2.600%), 2.79%, 4/20/31 (a)(b)	423
550,000	BlueMountain EUR 2021-1 CLO DAC 144A, (3 mo. EURIBOR + 3.200%), 3.20%, 4/15/34 EUR (a)(b)(c)	664
450,000	Cairn CLO XIII DAC 144A, (3 mo. EURIBOR + 3.400%), 3.40%, 10/20/33 EUR (a)(b)(c)	541
500,000	Carlyle C17 CLO Ltd. 144A, (3 mo. LIBOR USD + 2.800%), 3.01%, 4/30/31 (a)(b)	496
230,000	CARS-DB4 LP 144A, 4.17%, 2/15/50 (a)	237
360,000	CARS-DB4 LP 144A, 4.95%, 2/15/50 (a)	362
600,000	CIFC European Funding CLO II DAC 144A, (3 mo. EURIBOR + 0.900%), 0.90%, 4/15/33 EUR (a)(b)(c)	720
400,000	CIFC Funding 2013-III-R Ltd. 144A, (3 mo. LIBOR USD + 2.900%), 3.08%, 4/24/31 (a)(b)	400
690,000	Domino’s Pizza Master Issuer 2021-1A LLC 144A, 3.15%, 4/25/51 (a)	707
1,200,925	Driven Brands Funding 2020-1A LLC 144A, 3.79%, 7/20/50 (a)	1,273
399,000	Driven Brands Funding 2020-2A LLC 144A, 3.24%, 1/20/51 (a)	414
400,000	Dryden XXVI Senior Loan Fund 144A, (3 mo. LIBOR USD + 5.540%), 5.72%, 4/15/29 (a)(b)	387
1,050,000	FS RIALTO 144A, (1 mo. LIBOR USD + 2.700%), 2.81%, 4/16/28 (a)(b)	1,050
675,000	Galaxy XXIII CLO Ltd. 144A, (3 mo. LIBOR USD + 3.400%), 3.58%, 4/24/29 (a)(b)	675
500,000	Hayfin Emerald CLO VI DAC 144A, (3 mo. EURIBOR + 3.500%), 3.50%, 4/15/34 EUR (a)(b)(c)	601
500,000	LCM XXI LP 144A, (3 mo. LIBOR USD + 2.000%), 2.19%, 4/20/28 (a)(b)	498

Principal or Shares	Security Description	Value (000)

490,000	LoanCore 2019-CRE2 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.500%), 1.61%, 5/15/36 (a)(b)	$491
450,000	Madison Park Funding XLVIII Ltd. 144A, (3 mo. LIBOR USD + 3.000%), 3.14%, 4/19/33 (a)(b)	450
400,000	Man GLG Euro CLO 144A, (3 mo. EURIBOR + 0.900%), 0.90%, 10/15/32 EUR (a)(b)(c)	481
250,000	Montmartre Euro CLO 2020-2 DAC 144A, (3 mo. EURIBOR + 1.590%), 1.59%, 7/15/33 EUR (a)(b)(c)	301
410,000	Neuberger Berman Loan Advisers CLO 25 Ltd. 144A, (3 mo. LIBOR USD + 2.850%), 3.04%, 10/18/29 (a)(b)	410
600,000	Ocean Trails CLO VII 144A, (3 mo. LIBOR USD + 2.450%), 2.64%, 4/17/30 (a)(b)	600
400,000	OCP CLO 2014-5 Ltd. 144A, (3 mo. LIBOR USD + 2.900%), 3.08%, 4/26/31 (a)(b)	393
600,000	Octagon Investment Partners 32 Ltd. 144A, (3 mo. LIBOR USD + 2.050%), 2.23%, 7/15/29 (a)(b)	600
600,000	OZLME V DAC 144A, (3 mo. EURIBOR + 1.750%), 1.75%, 1/14/32 EUR (a)(b)(c)	722
300,000	Palmer Square European CLO 2021-1 DAC 144A, (3 mo. EURIBOR + 3.150%), 3.15%, 4/15/34 EUR (a)(b)(c)	362
404,875	Planet Fitness Master Issuer 2019-1A LLC 144A, 3.86%, 12/05/49 (a)	393
550,000	Sculptor CLO XXV Ltd. 144A, (3 mo. LIBOR USD+2.450%), 2.64%, 1/15/31 (a)(b)	550
500,000	Sound Point Euro CLO V Funding DAC 144A, (3 mo. EURIBOR + 3.300%), 3.30%, 7/25/35 EUR (a)(b)(c)	601
600,000	St Paul’s CLO XII DAC 144A, (3 mo. EURIBOR + 3.200%), 3.20%, 4/15/33 EUR (a)(b)(c)	711
450,000	Symphony CLO XXIV Ltd. 144A, (3 mo. LIBOR USD + 2.250%), 2.47%, 1/23/32 (a)(b)	450
750,000	TRTX 2021-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD +2.400%), 2.52%, 3/15/38 (a)(b)	753
300,000	Voya Euro CLO III DAC 144A, (3 mo. EURIBOR + 0.920%), 0.92%, 4/15/33 EUR (a)(b)(c)	362
490,000	Wingstop Funding 2020-1A LLC 144A, 2.84%, 12/05/50 (a)	500

Total Asset Backed (Cost - $20,479)		20,830

Semi-Annual Report    45

            Payden Strategic Income Fund continued

Principal or Shares	Security Description	Value (000)
Bank Loans(d) (4%)
250,000	AI Convoy Luxembourg Sarl Term Loan B 1L, (3 mo. EURIBOR + 3.500%), 3.50%, 1/20/27 EUR (c)	$301
668,073	Altice France SA Term Loan B11 1L, (LIBOR USD 3-Month + 2.750%), 2.86%, 7/31/25	655
454,000	Ascent Resources Utica Holdings LLC Term Loan 2L, (LIBOR USD 3-Month + 9.000%), 10.00%, 11/01/25	505
150,000	Avast Software s.r.o Term Loan B 1L, (3 mo. EURIBOR + 2.000%), 2.00%, 3/22/28 EUR (c)	181
300,000	CAB Selarl Term Loan B 1L, (3 mo. EURIBOR + 3.500%), 3.50%, 2/09/28 EUR (c)	359
468,981	CDW LLC Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 1.86%, 8/17/23	471
300,000	Froneri Lux FinCo SARL Term Loan B 1L, (3 mo. EURIBOR + 2.625%), 2.63%, 1/31/27 EUR (c)	358
317,371	GOBP Holdings Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%), 2.86%, 10/22/25	317
406,854	IRB Holding Corp. Term Loan B 1L, (LIBOR USD 3-Month + 2.750%), 2.95%, 2/05/25	404
406,704	K-MAC Holdings Corp. Term Loan 1L, (LIBOR USD 1-Month + 3.000%), 3.11%, 3/16/25	402
300,000	KP Germany Erste GmbH Term Loan B 1L, (3 mo. EURIBOR + 4.750%), 4.75%, 2/09/26 EUR (c)	357
380,000	Sotera Health Holdings LLC Term Loan 1L, (LIBOR USD 3-Month + 2.750%), 3.25%, 12/13/26	379
776,000	Tacala Investment Corp. Term Loan B 1L, (LIBOR USD 1-Month + 3.250%), 4.50%, 2/05/27	774
374,751	United Natural Foods Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.500%), 3.61%, 10/22/25	375
207,692	UPC Financing Partnership Term Loan B2 1L, (LIBOR USD 1-Month + 3.500%), 3.61%, 1/31/29	206
440,000	Zaxby’s Operating Co. LP Term Loan B 1L, (LIBOR USD 1-Month + 3.750%), 4.50%, 12/28/27	441

Total Bank Loans (Cost - $6,388)		6,485

Corporate Bond (47%)
Financial (17%)
145,000	Air Lease Corp., 2.30%, 2/01/25	149
270,000	American Honda Finance Corp., 0.88%, 7/07/23	273
560,000	American Tower Corp., 3.95%, 3/15/29	622
725,000	AmFam Holdings Inc. 144A, 2.81%, 3/11/31 (a)	726
770,000	Ares Capital Corp., 3.50%, 2/10/23	803
230,000	ASB Bank Ltd. 144A, 3.75%, 6/14/23 (a)	246
180,000	Assurant Inc., (3 mo. LIBOR USD + 4.135%), 7.00%, 3/27/48 (b)	204
540,000	Aviation Capital Group LLC 144A, 3.88%, 5/01/23 (a)	565
400,000	Banco de Sabadell SA, (5 yr. Euro Swap + 6.414%), 6.50%, EUR (b)(c)(e)(f)	489

Principal or Shares	Security Description	Value (000)

400,000	Bangkok Bank PCL 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.729%), 5.00%, (a)(b)(e)	$421
445,000	Bank of America Corp., (3 mo. LIBOR USD + 1.021%), 2.88%, 4/24/23 (b)	456
385,000	Bank of Nova Scotia, 1.30%, 6/11/25	389
270,000	Barclays PLC, 3.68%, 1/10/23	276
350,000	Barclays PLC, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.867%), 6.13%, (b)(e)	387
625,000	Blackstone Secured Lending Fund 144A, 2.75%, 9/16/26 (a)	629
250,000	BNP Paribas SA 144A, (U.S. Secured Overnight Financing Rate + 2.074%), 2.22%,6/09/26 (a)(b)	258
375,000	Charles Schwab Corp., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.971%), 5.38%, (b)(e)	418
400,000	Citigroup Inc., (3 mo. LIBOR USD + 0.950%), 2.88%, 7/24/23 (b)	412
90,000	Citigroup Inc., (3 mo. LIBOR USD + 4.478%), 4.67%, (b)(e)	90
420,000	Citizens Bank NA, 3.25%, 2/14/22	429
390,000	Comerica Bank, 2.50%, 7/23/24	414
575,000	Commonwealth Bank of Australia 144A, 2.69%, 3/11/31 (a)	563
500,000	Compass Group Diversified Holdings LLC 144A, 5.25%, 4/15/29 (a)	528
335,000	Credit Suisse Group AG 144A, (U.S. Secured Overnight Financing Rate + 1.560%), 2.59%, 9/11/25 (a)(b)	349
275,000	Credit Suisse Group AG 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.889%), 5.25%, (a)(b)(e)	286
830,000	Daimler Finance North America LLC 144A, 3.65%, 2/22/24 (a)	893
450,000	Diversified Healthcare Trust, 4.75%, 5/01/24	466
425,000	Enstar Group Ltd., 4.50%, 3/10/22	436
460,000	Federation des Caisses Desjardins du Quebec 144A, 2.05%, 2/10/25 (a)	475
470,000	Five Corners Funding Trust 144A, 4.42%, 11/15/23 (a)	514
415,000	FS KKR Capital Corp., 4.75%, 5/15/22	429
400,000	FS KKR Capital Corp. II 144A, 4.25%, 2/14/25 (a)	414
350,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.550%), 1.74%, 1/14/22 (b)	353
500,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 3.598%), 5.75%, (b)(e)	544
650,000	Genting New York LLC/GENNY Capital Inc. 144A, 3.30%, 2/15/26 (a)	649
550,000	GLP Capital LP/GLP Financing II Inc., 4.00%, 1/15/31	581
365,000	HSBC Holdings PLC, (U.S. Secured Overnight Financing Rate + 1.929%), 2.10%, 6/04/26 (b)	374

46   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

650,000	Hyundai Capital America 144A, 1.15%, 11/10/22 (a)	$654
225,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A, 4.38%, 2/01/29 (a)	219
475,000	Itau Unibanco Holding SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.446%), 3.88%, 4/15/31 (a)(b)	462
550,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.850%), 2.08%, 4/22/26 (b)	569
400,000	Life Storage LP, 2.20%, 10/15/30	387
750,000	Macquarie Bank Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.700%), 3.05%, 3/03/36 (a)(b)	725
555,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.023%), 3.19%, 11/28/23 (a)(b)	577
370,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 5.63%, 5/01/24	399
430,000	Mitsubishi UFJ Financial Group Inc., 3.41%, 3/07/24	462
500,000	Mizuho Financial Group Inc., (3 mo. LIBOR USD + 1.000%), 3.92%, 9/11/24 (b)	537
580,000	Morgan Stanley, (3 mo. LIBOR USD + 0.930%), 1.11%, 7/22/22 (b)	581
605,000	OneMain Finance Corp., 8.88%, 6/01/25	671
345,000	Owl Rock Capital Corp., 3.75%, 7/22/25	366
450,000	Santander Holdings USA Inc., 3.24%, 10/05/26	481
640,000	Shriram Transport Finance Co. Ltd. 144A, 5.95%, 10/24/22 (a)	654
450,000	Simon Property Group LP, 1.75%, 2/01/28	442
425,000	Simon Property Group LP, 2.20%, 2/01/31	413
580,000	SLM Corp., 5.13%, 4/05/22	595
625,000	Spirit Realty LP, 2.10%, 3/15/28	617
260,000	Swedbank AB 144A, 1.30%, 6/02/23 (a)	264
335,000	Synchrony Financial, 2.85%, 7/25/22	343
500,000	USB Realty Corp. 144A, (3 mo. LIBOR USD + 1.147%), 1.33%, (a)(b)(e)	392
505,000	VEREIT Operating Partnership LP, 4.60%, 2/06/24	553
400,000	Via Celere Desarrollos Inmobiliarios SA 144A, 5.25%, 4/01/26 EUR (a)(c)	503
335,000	WEA Finance LLC 144A, 3.15%, 4/05/22 (a)	341
585,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.600%), 1.65%, 6/02/24 (b)	598
435,000	Wells Fargo Bank NA, (3 mo. LIBOR USD + 0.660%), 0.85%, 9/09/22 (b)	436
625,000	Zions Bancorp NA, 3.35%, 3/04/22	639

		30,390

Industrial (20%)
150,000	AA Bond Co. Ltd. 144A, 6.50%, 1/31/26 GBP (a)(c)	215
405,000	AbbVie Inc., 2.60%, 11/21/24	429
525,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 3.25%, 3/15/26 (a)	525
472,930	American Airlines 2019-1 Class A Pass-Through Trust, 3.50%, 2/15/32	458
200,000	ams AG 144A, 6.00%, 7/31/25 EUR (a)(c)	255

Principal or Shares	Security Description	Value (000)

300,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 144A, 3.00%, 9/01/29 EUR (a)(c)	$362
460,000	AstraZeneca PLC, 0.70%, 4/08/26	448
600,000	AT&T Inc., (3 mo. LIBOR USD + 1.180%), 1.36%, 6/12/24 (b)	613
110,000	Avient Corp. 144A, 5.75%, 5/15/25 (a)	116
260,000	Bausch Health Cos. Inc. 144A, 6.25%, 2/15/29 (a)	275
715,000	Bayer U.S. Finance II LLC 144A, (3 mo. LIBOR USD + 0.630%), 0.83%, 6/25/21 (a)(b)	715
350,000	Bayer U.S. Finance II LLC 144A, 3.50%, 6/25/21 (a)	351
500,000	Blue Cross and Blue Shield of Minnesota 144A, 3.79%, 5/01/25 (a)	542
500,000	Boeing Co., 1.43%, 2/04/24	502
1,300,000	Boyne USA Inc. 144A, 4.75%, 5/15/29 (a)	1,337
320,000	BRF SA 144A, 5.75%, 9/21/50 (a)	314
361,000	Bristol-Myers Squibb Co., 2.90%, 7/26/24	387
192,000	Broadcom Inc., 3.46%, 9/15/26	209
300,000	Carrier Global Corp., 2.24%, 2/15/25	313
240,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 5.38%, 6/01/29 (a)	261
50,000	CDW LLC/CDW Finance Corp., 5.50%, 12/01/24	55
450,000	Centene Corp., 4.25%, 12/15/27	472
500,000	Churchill Downs Inc. 144A, 4.75%, 1/15/28 (a)	514
144,000	Cigna Corp., 3.75%, 7/15/23	154
300,000	Cogent Communications Group Inc. 144A, 3.50%, 5/01/26 (a)	300
605,000	Consolidated Communications Inc. 144A, 5.00%, 10/01/28 (a)	615
520,000	Dell International LLC/EMC Corp. 144A, 5.45%, 6/15/23 (a)	568
500,000	DH Europe Finance II Sarl, 2.20%, 11/15/24	523
600,000	Entegris Inc. 144A, 3.63%, 5/01/29 (a)	610
140,000	Equifax Inc., 2.60%, 12/15/25	148
440,000	FMG Resources August 2006 Pty Ltd. 144A, 4.50%, 9/15/27 (a)	479
700,000	Ford Motor Credit Co. LLC, (3 mo. LIBOR USD + 1.235%), 1.43%, 2/15/23 (b)	695
630,000	Ford Motor Credit Co. LLC, 3.81%, 1/09/24	654
385,000	GATX Corp., 4.35%, 2/15/24	422
725,000	Glencore Funding LLC 144A, 3.88%, 4/27/51 (a)	724
525,000	Global Payments Inc., 1.20%, 3/01/26	520
400,000	Graphic Packaging International LLC 144A, 1.51%, 4/15/26 (a)	399
260,000	HCA Inc., 3.50%, 9/01/30	267
500,000	HCA Inc., 5.00%, 3/15/24	557
210,000	Home Depot Inc., 2.50%, 4/15/27	223
550,000	HSE Finance Sarl 144A, 5.63%, 10/15/26 EUR (a)(c)	676
400,000	IAMGOLD Corp. 144A, 5.75%, 10/15/28 (a)	417
625,000	International Game Technology PLC 144A, 4.13%, 4/15/26 (a)	645
216,000	KeHE Distributors LLC/KeHE Finance Corp. 144A, 8.63%, 10/15/26 (a)	242
106,000	Keurig Dr Pepper Inc., 4.06%, 5/25/23	113

Semi-Annual Report    47

            Payden Strategic Income Fund continued

Principal or Shares	Security Description	Value (000)

300,000	Klabin Austria GmbH 144A, 7.00%, 4/03/49 (a)	$369
260,000	Kraft Heinz Foods Co., 5.00%, 6/04/42	301
270,000	Lamar Media Corp., 4.00%, 2/15/30	273
260,000	Lamar Media Corp., 4.88%, 1/15/29	274
200,000	Land O’ Lakes Inc. 144A, 7.00%, (a)(e)	205
580,000	Lennar Corp., 4.75%, 11/29/27	672
380,000	Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 9/15/26	398
500,000	MercadoLibre Inc., 2.38%, 1/14/26	500
400,000	Moog Inc. 144A, 4.25%, 12/15/27 (a)	412
460,000	NBM U.S. Holdings Inc. 144A, 6.63%, 8/06/29 (a)	511
675,000	Nissan Motor Co. Ltd. 144A, 3.04%, 9/15/23 (a)	707
500,000	Northwell Healthcare Inc., 4.26%, 11/01/47	567
200,000	Novelis Sheet Ingot GmbH 144A, 3.38%, 4/15/29 EUR (a)(c)	248
140,000	Open Text Corp. 144A, 3.88%, 2/15/28 (a)	142
650,000	Organon Finance 1 LLC 144A, 5.13%, 4/30/31 (a)	675
250,000	Pfizer Inc., 2.63%, 4/01/30	262
460,000	Prosus NV 144A, 4.03%, 8/03/50 (a)	430
260,000	PTC Inc. 144A, 3.63%, 2/15/25 (a)	267
10,000	PTC Inc. 144A, 4.00%, 2/15/28 (a)	10
250,000	Qorvo Inc., 4.38%, 10/15/29	272
375,000	Ryder System Inc., 2.88%, 6/01/22	384
30,000	Science Applications International Corp. 144A, 4.88%, 4/01/28 (a)	31
310,000	Sinclair Television Group Inc. 144A, 4.13%, 12/01/30 (a)	303
450,000	Sirius XM Radio Inc. 144A, 5.00%, 8/01/27 (a)	472
885,000	SMBC Aviation Capital Finance DAC 144A, 2.65%, 7/15/21 (a)	887
500,000	Standard Industries Inc. 144A, 4.75%, 1/15/28 (a)	516
260,000	Tencent Holdings Ltd. 144A, 3.24%, 6/03/50 (a)	239
350,000	Tencent Holdings Ltd. 144A, 3.94%, 4/22/61 (a)	356
800,000	Teva Pharmaceutical Finance Netherlands II BV, 6.00%, 1/31/25 EUR (c)	1,050
500,000	T-Mobile USA Inc., 2.63%, 4/15/26	509
815,000	Toledo Hospital, 5.33%, 11/15/28	945
500,000	Tronox Inc. 144A, 4.63%, 3/15/29 (a)	511
700,000	TTM Technologies Inc. 144A, 4.00%, 3/01/29 (a)	702
500,000	United Natural Foods Inc. 144A, 6.75%, 10/15/28 (a)	539
450,000	Univar Solutions USA Inc. 144A, 5.13%, 12/01/27 (a)	471
400,000	Verisure Holding AB 144A, 3.88%, 7/15/26 EUR (a)(c)	493
450,000	VTR Comunicaciones SpA 144A, 4.38%,4/15/29 (a)	454
330,000	Weibo Corp., 3.38%, 7/08/30	332
230,000	Yum! Brands Inc. 144A, 7.75%, 4/01/25 (a)	252
470,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 144A, 3.88%, 2/01/29 (a)	465

		37,025

Principal or Shares	Security Description	Value (000)

Utility (10%)
400,000	Acwa Power Management And Investments One Ltd. 144A, 5.95%, 12/15/39 (a)	$469
380,000	Adani Electricity Mumbai Ltd. 144A, 3.95%, 2/12/30 (a)	382
500,000	AES Andres BV 144A, 5.70%, 5/04/28 (a)	500
200,000	Baytex Energy Corp. 144A, 5.63%, 6/01/24 (a)	187
500,000	Baytex Energy Corp. 144A, 8.75%, 4/01/27 (a)	463
70,000	Blue Racer Midstream LLC/Blue Racer Finance Corp. 144A, 6.63%, 7/15/26 (a)	72
410,000	CNX Midstream Partners LP/CNX Midstream Finance Corp. 144A, 6.50%, 3/15/26 (a)	425
210,220	Cometa Energia SA de CV 144A, 6.38%, 4/24/35 (a)	239
200,000	DTE Energy Co., 3.70%, 8/01/23	213
425,000	Energean Israel Finance Ltd. 144A, 4.88%, 3/30/26 (a)(f)	440
745,000	Energy Transfer LP, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.306%), 7.13%, (b)(e)	762
270,000	Energy Transfer LP/Regency Energy Finance Corp., 5.00%, 10/01/22	283
500,000	FEL Energy VI Sarl 144A, 5.75%, 12/01/40 (a)	521
910,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (a)	937
600,000	Independence Energy Finance LLC 144A, 7.25%, 5/01/26 (a)	603
425,000	Indigo Natural Resources LLC 144A, 5.38%, 2/01/29 (a)	422
270,000	Kinder Morgan Inc., 2.00%, 2/15/31	253
320,000	Laredo Petroleum Inc., 9.50%, 1/15/25	330
400,000	Leviathan Bond Ltd. 144A, 6.75%, 6/30/30 (a)(f)	450
755,000	Midwest Connector Capital Co. LLC 144A, 3.90%, 4/01/24 (a)	786
330,000	National Fuel Gas Co., 5.50%, 1/15/26	383
380,000	NextEra Energy Operating Partners LP 144A, 4.25%, 7/15/24 (a)	403
400,000	Northriver Midstream Finance LP 144A, 5.63%, 2/15/26 (a)	413
125,000	NRG Energy Inc. 144A, 3.38%, 2/15/29 (a)	123
400,000	Oleoducto Central SA 144A, 4.00%, 7/14/27 (a)	425
400,000	Pacific Gas and Electric Co., 1.75%, 6/16/22	400
340,000	Pattern Energy Operations LP/Pattern Energy Operations Inc. 144A, 4.50%, 8/15/28 (a)	345
400,000	Petroleos Mexicanos, 5.95%, 1/28/31	387
385,000	Petroleos Mexicanos, 6.49%, 1/23/27	408
735,000	Phillips 66 Partners LP, 2.45%, 12/15/24	766
225,000	Range Resources Corp. 144A, 8.25%, 1/15/29 (a)	244
300,000	Range Resources Corp., 9.25%, 2/01/26	330
200,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	226
775,000	South Jersey Industries Inc., 5.02%, 4/15/31	801
302,000	Southwestern Energy Co., 8.38%, 9/15/28	332
100,000	Sunoco LP/Sunoco Finance Corp. 144A, 4.50%, 5/15/29 (a)	101
375,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A, 4.00%, 1/15/32 (a)	369
850,000	Teine Energy Ltd. 144A, 6.88%, 4/15/29 (a)	863
380,000	TerraForm Power Operating LLC 144A, 4.25%, 1/31/23 (a)	391

48   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

330,000	TerraForm Power Operating LLC 144A, 4.75%, 1/15/30 (a)	$344
640,000	Vermilion Energy Inc. 144A, 5.63%, 3/15/25 (a)	612
445,000	Vistra Operations Co. LLC 144A, 3.55%, 7/15/24 (a)	462
186,000	WPX Energy Inc., 5.88%, 6/15/28	205

		18,070

Total Corporate Bond (Cost - $82,881)		85,485

Foreign Government (4%)
200,000	Bermuda Government International Bond 144A, 3.38%, 8/20/50 (a)	197
400,000	Chile Government International Bond, 3.10%, 1/22/61	379
830,000	CPPIB Capital Inc. 144A, 1.95%, 9/30/29 CAD (a)(c)	679
300,000	Dominican Republic International Bond 144A, 4.88%, 9/23/32 (a)	315
500,000	Egypt Government International Bond 144A, 5.88%, 2/16/31 (a)	484
600,000	Georgia Government International Bond 144A, 2.75%, 4/22/26 (a)	603
280,000	Guatemala Government Bond 144A, 5.38%, 4/24/32 (a)	324
6,770,000	Mexican Bonos, 8.50%, 5/31/29 MXN (c)	373
360,000	Mongolia Government International Bond 144A, 8.75%, 3/09/24 (a)	416
500,000	Municipal Finance Authority of British Columbia, 2.55%, 10/09/29 CAD (c)	425
380,000	Nigeria Government International Bond 144A, 6.50%, 11/28/27 (a)	402
510,000	Peruvian Government International Bond, 2.78%, 1/23/31	512
550,000	Republic of Armenia International Bond 144A, 3.60%, 2/02/31 (a)	506
700,000	Romanian Government International Bond 144A, 2.00%, 4/14/33 EUR (a)(c)	831
294,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (a)	294
310,000	Ukraine Government International Bond 144A, 7.25%, 3/15/33 (a)	311

Total Foreign Government (Cost - $6,947)		7,051

Mortgage Backed (7%)
420,000	BX Commercial Mortgage Trust 2018-IND 144A, (1 mo. LIBOR USD + 2.050%), 2.17%, 11/15/35 (a)(b)	420
9,576,461	Citigroup Commercial Mortgage Trust 2018-C6, 0.95%, 11/10/51 (g)	492
305,467	Connecticut Avenue Securities Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 2.150%), 2.26%, 11/25/39 (a)(b)	304
510,000	Credit Suisse Mortgage Capital Certificates 2019-ICE4 144A, (1 mo. LIBOR USD +2.650%), 2.77%, 5/15/36 (a)(b)	511
495,933	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.250%), 10.36%, 1/25/29 (b)	584

Principal or Shares	Security Description	Value (000)

770,081	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 11.750%), 11.86%, 10/25/28 (b)	$946
496,901	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 12.250%), 12.36%, 9/25/28 (b)	620
205,676	Freddie Mac STACR 2019-HQA3 144A, (1 mo. LIBOR USD + 1.850%), 1.96%, 9/25/49 (a)(b)	207
260,000	Freddie Mac STACR REMIC Trust 2020-DNA2 144A, (1 mo. LIBOR USD + 1.850%), 1.96%, 2/25/50 (a)(b)	263
350,000	Freddie Mac STACR REMIC Trust 2021-DNA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.650%), 2.66%, 1/25/51 (a)(b)	344
530,000	Freddie Mac STACR REMIC Trust 2021-HQA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.250%), 2.26%, 8/25/33 (a)(b)	535
78,475	Freddie Mac STACR Trust 2018-HQA2 144A, (1 mo. LIBOR USD + 0.750%), 0.86%, 10/25/48 (a)(b)	79
266,008	Freddie Mac STACR Trust 2019-DNA1 144A, (1 mo. LIBOR USD + 2.650%), 2.76%, 1/25/49 (a)(b)	272
300,000	Freddie Mac STACR Trust 2019-FTR3 144A, (1 mo. LIBOR USD + 4.800%), 4.91%, 9/25/47 (a)(b)	296
300,000	Freddie Mac STACR Trust 2019-FTR4 144A, (1 mo. LIBOR USD + 5.000%), 5.11%, 11/25/47 (a)(b)	299
76,176	Freddie Mac STACR Trust 2019-HQA2 144A, (1 mo. LIBOR USD + 2.050%), 2.16%, 4/25/49 (a)(b)	77
568,558	Freddie Mac STACR Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 1.400%), 1.51%, 2/25/49 (a)(b)	569
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.400%), 3.41%, 8/25/33 (a)(b)	505
600,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%), 4.71%, 12/25/42 (b)	615
494,336	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 8.800%), 8.91%, 3/25/28 (b)	546
493,085	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 9.350%), 9.46%, 4/25/28 (b)	584
331,227	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 10.500%), 10.61%, 5/25/28 (b)	375
494,896	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%), 11.36%, 12/25/28 (b)	587

Semi-Annual Report    49

            Payden Strategic Income Fund continued

Principal or Shares	Security Description	Value (000)

247,598	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%), 11.36%, 10/25/29 (b)	$274
139,280	JPMorgan Mortgage Trust 2014-2 144A, 3.00%, 6/25/29 (a)(g)	143
53,607	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (a)(g)	55
54,930	New Residential Mortgage Loan Trust 2015-1 144A, 3.75%, 5/28/52 (a)(g)	58
420,490	New Residential Mortgage Loan Trust 2017-4 144A, 4.00%, 5/25/57 (a)(g)	450
358,342	Seasoned Credit Risk Transfer Trust Series 2016-1 144A, 3.00%, 9/25/55 (a)(g)	360
660,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 2.400%), 2.51%, 2/25/47 (a)(b)	672
300,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 10.500%), 10.61%, 2/25/47 (a)(b)	342
800,000	Taurus 2021-1 UK DAC 144A, (Sterling Overnight Index Average 3mo. + 2.600%), 2.65%, 5/17/31 GBP (a)(b)(c)	1,109

Total Mortgage Backed (Cost - $12,875)		13,493

Municipal (3%)
910,000	California Health Facilities Financing Authority, 2.48%, 6/01/27	957
650,000	California Pollution Control Financing Authority, AMT 144A, 5.00%, 7/01/37 (a)	685
1,000,000	California Pollution Control Financing Authority, AMT 144A, 6.75%, 12/01/28 (a)	1,031
250,000	California Pollution Control Financing Authority, AMT 144A, 7.50%, 12/01/39 (a)(h)	76
250,000	District of Columbia Water & Sewer Authority, 4.81%, 10/01/14	346
1,500,000	Municipal Improvement Corp.of Los Angeles, 3.43%, 11/01/21	1,524
1,000,000	New York Transportation Development Corp., AMT, 5.00%, 7/01/41	1,126

Total Municipal (Cost - $5,601)		5,745

U.S. Treasury (20%)
490,000	U.S. Treasury Bill, 0.03%, 10/28/21 (i)	490
4,700,000	U.S. Treasury Bill, 0.04%, 9/16/21 (i)	4,700
900,000	U.S. Treasury Bond, 1.88%, 2/15/51	819
160,000	U.S. Treasury Bond, 2.00%, 2/15/50	150
2,080,000	U.S. Treasury Bond, 2.38%, 11/15/49	2,119
11,196,000	U.S. Treasury Note, 0.38%, 1/31/26	10,975
1,180,000	U.S. Treasury Note, 0.75%, 3/31/26	1,176
1,020,000	U.S. Treasury Note, 1.13%, 2/15/31	974
700,000	U.S. Treasury Note, 1.38%, 8/31/26	716
13,960,000	U.S. Treasury Note, 1.50%, 1/15/23	14,284
770,000	U.S. Treasury Note, 2.75%, 7/31/23 (j)(k)	814

Total U.S. Treasury (Cost - $37,406)		37,217

Stocks (4%)
Common Stock (4%)
4,580	Chevron Corp.	472
6,593	Citigroup Inc.	470
9,159	Coca-Cola Co.	495
8,805	Comcast Corp., Class A	494
8,963	ConocoPhillips	458

Principal or Shares	Security Description	Value (000)

6,479	CVS Health Corp.	$495
3,534	Dover Corp.	527
5,039	DukeEnergy Corp.	507
2,580	Eli Lilly & Co.	472
1,467	Goldman Sachs Group Inc.	511
3,160	JPMorgan Chase & Co.	486
3,572	QUALCOMM Inc.	496
4,222	Simon Property Group Inc.	514
2,503	Texas Instruments Inc.	452
7,258	TJX Cos. Inc.	515

		7,364

Preferred Stock (0%)
3,550	U.S. Bancorp, 6.50% (Cost - $102)	93

Total Stocks (Cost - $7,087)		7,457

Investment Company (2%)
2,632,178	Payden Cash Reserves Money Market Fund * (Cost - $2,632)	2,632

Total Investments (Cost - $182,296) (102%)		186,395
Liabilities in excess of Other Assets (-2%)		(3,059)

Net Assets (100%)		$183,336

*	Affiliated investment
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2021.
(c)	Principal in foreign currency.
(d)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2021. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(e)	Perpetual security with no stated maturitydate.
(f)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(i)	Yield to maturity at time ofpurchase.
(j)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(k)	All or a portion of the security is pledged to cover futures contract margin requirements.

50   Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
EUR 556	USD 668	Citibank, N.A.	05/06/2021	$—
IDR 12,892,000	USD 882	Citibank, N.A.	06/24/2021	6
SGD 1,200	USD 893	Citibank, N.A.	06/24/2021	8
USD 1,330	GBP 959	HSBC Bank USA, N.A.	06/22/2021	6

				20

Liabilities:
COP 1,583,000	USD 442	Citibank, N.A.	06/24/2021	(21)
PEN 3,306	USD 892	Citibank, N.A.	06/24/2021	(18)
RUB 32,840	USD438	Citibank, N.A.	06/24/2021	(4)
USD 11,672	EUR 9,778	Citibank, N.A.	06/22/2021	(96)
USD 1,008	EUR 842	Citibank, N.A.	06/22/2021	(6)
USD 1,117	CAD 1,395	HSBC Bank USA, N.A.	06/22/2021	(18)

				(163)

Net Unrealized Appreciation (Depreciation)				$(143)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (000s)
ShortContracts:
U.S.10-Year Ultra Future	12	Jun-21	$(1,747)	$14	$14

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (000s)
Protection Bought (Relevant Credit: Markit CDX, North America High Yield Series 36 Index), Pay 5% Quarterly, Receive upon creditdefault	06/20/2026	$3,600	$370	$310	$60

See notes to financial statements.

Semi-Annual Report    51

            Payden Absolute Return Bond Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing 80% of its assets in bonds or bond like securities.	Portfolio Composition - percent of investments
	Corporate	32%
	Asset Backed	26%
	Mortgage Backed	26%
	Foreign Government	7%
	U.S. Treasury	5%
	Other	4%

Schedule of Investments - April 30, 2021 (Unaudited)
Principal or Shares	Security Description	Value (000)
Asset Backed (27%)
78,770	Allegro CLO III Ltd. 144A, (3 mo. LIBOR USD + 0.840%), 1.02%, 7/25/27 (a)(b)	$79
589,331	Allegro CLO II-S Ltd. 144A, (3 mo. LIBOR USD + 1.080%), 1.27%, 10/21/28 (a)(b)	590
3,000,000	Allegro CLO V Ltd. 144A, (3 mo. LIBOR USD + 1.450%), 1.63%, 10/16/30 (a)(b)	3,000
2,100,000	Allegro CLO X Ltd. 144A, (3 mo. LIBOR USD + 3.700%), 3.89%, 7/20/32 (a)(b)	2,100
1,450,000	Allegro CLO XII Ltd. 144A, (3 mo. LIBOR USD + 3.600%), 3.82%, 1/21/32 (a)(b)	1,450
1,068,635	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 0.930%), 1.12%, 7/18/27 (a)(b)	1,069
650,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 2.450%), 2.64%, 7/18/27 (a)(b)	647
3,000,000	Arbor Realty Commercial Real Estate Notes 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.500%), 1.61%, 5/15/37 (a)(b)	3,005
1,700,000	Arbor Realty Commercial Real Estate Notes 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.700%), 1.81%, 5/15/37 (a)(b)	1,704
1,500,000	Arbor Realty Commercial Real Estate Notes 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.750%), 1.86%, 9/15/34 (a)(b)	1,504
2,183,500	Arbys Funding LLC 144A, 3.24%, 7/30/50 (b)	2,258
2,400,000	Bain Capital Credit CLO 2020-3 Ltd. 144A, (3 mo. LIBOR USD + 1.380%), 1.55%, 10/23/32 (a)(b)	2,402
1,600,000	Bain Capital Credit CLO 2020-3 Ltd. 144A, (3 mo. LIBOR USD + 1.900%), 2.07%, 10/23/32 (a)(b)	1,603
370,000	Barings CLO Ltd. 2016-II 144A, (3 mo. LIBOR USD + 3.250%), 3.44%, 7/20/28 (a)(b)	373
1,750,000	Battalion CLO 18 Ltd. 144A, (3 mo. LIBOR USD + 4.000%), 4.18%, 10/15/32 (a)(b)	1,751
1,450,000	BDS 2019-FL3 Ltd. 144A, (1 mo. LIBOR USD + 2.700%), 2.82%, 12/15/35 (a)(b)	1,448
1,500,000	BDS 2019-FL4 Ltd. 144A, (1 mo. LIBOR USD + 1.100%), 1.22%, 8/15/36 (a)(b)	1,504
2,200,000	BDS 2020-FL5 Ltd. 144A, (1 mo. LIBOR USD + 1.150%), 1.27%, 2/16/37 (a)(b)	2,208
2,350,000	BDS 2020-FL5 Ltd. 144A, (1 mo. LIBOR USD + 1.350%), 1.47%, 2/16/37 (a)(b)	2,357
2,100,000	BDS 2020-FL5 Ltd. 144A, (1 mo. LIBOR USD + 1.800%), 1.92%, 2/16/37 (a)(b)	2,105
450,000	Blackrock European CLO III DAC 144A, (3 mo. EURIBOR + 0.850%), 0.85%, 4/15/30 EUR (a)(b)(c)	541

Principal or Shares	Security Description	Value (000)

1,300,000	Blackrock European CLO V DAC, (3 mo. EURIBOR + 1.100%), 1.10%, 7/16/31 EUR (a)(c)(d)	$1,548
1,430,684	BlueMountain CLO 2013-1 Ltd. 144A, (3 mo. LIBOR USD + 1.230%), 1.42%, 1/20/29 (a)(b)	1,434
3,300,000	Bosphorus CLO V DAC 144A, (3 mo. EURIBOR + 1.010%), 1.01%, 12/12/32 EUR (a)(b)(c)	3,977
600,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.300%), 1.41%, 9/15/35 (a)(b)	600
450,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.600%), 1.71%, 9/15/35 (a)(b)	449
400,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 2.100%), 2.21%, 9/15/35 (a)(b)	399
350,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 2.750%), 2.86%, 9/15/35 (a)(b)	348
1,925,000	Carlyle C17 CLO Ltd. 144A, (3 mo. LIBOR USD + 2.800%), 3.01%, 4/30/31 (a)(b)	1,908
333,661	Carlyle Global Market Strategies Euro CLO 2015-2 DAC 144A, (3 mo. EURIBOR + 0.730%), 0.73%, 9/21/29 EUR (a)(b)(c)	402
1,623,654	CARS-DB4 LP 144A, 2.69%, 2/15/50 (b)	1,696
1,198,500	CARS-DB4 LP 144A, 3.19%, 2/15/50 (b)	1,239
2,800,000	CARS-DB4 LP 144A, 4.17%, 2/15/50 (b)	2,892
1,000,000	CARS-DB4 LP 144A, 4.52%, 2/15/50 (b)	1,032
970,000	CARS-DB4 LP 144A, 4.95%, 2/15/50 (b)	976
350,000	CIFC Funding 2013-III-R Ltd. 144A, (3 mo. LIBOR USD + 2.900%), 3.08%, 4/24/31 (a)(b)	350
1,960,300	CIFC Funding 2015-V Ltd. 144A, (3 mo. LIBOR USD + 0.860%), 1.04%, 10/25/27 (a)(b)	1,954
700,000	CIFC Funding 2015-V Ltd. 144A, (3 mo. LIBOR USD + 2.950%), 3.13%, 10/25/27 (a)(b)	703
3,835,836	CLI Funding VIII 2021-1A LLC 144A, 1.64%, 2/18/46 (b)	3,789
1,081,902	CLI Funding VIII LLC 144A, 2.38%, 2/18/46 (b)	1,076
250,000	Columbia Cent CLO 27 Ltd. 144A, (3 mo. LIBORUSD +1.600%), 1.78%, 10/25/28 (a)(b)	251
803,306	CoreVest American Finance 2018-2 Trust 144A, 4.03%, 11/15/52 (b)	859
300,000	CVC Cordatus Loan Fund III DAV 144A, (3 mo. EURIBOR + 2.550%), 2.55%, 8/15/32 EUR (a)(b)(c)	354
965,000	DataBank Issuer 144A, 2.06%, 2/27/51 (b)	966
1,733,390	DB Master Finance 2017-1A LLC 144A, 3.63%, 11/20/47 (b)	1,770

52   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

689,500	DB Master Finance 2019-1A LLC 144A, 3.79%, 5/20/49 (b)	$705
1,800,000	Domino’s Pizza Master Issuer 2021-1A LLC 144A, 2.66%, 4/25/51 (b)	1,825
2,600,000	Domino’s Pizza Master Issuer 2021-1A LLC 144A, 3.15%, 4/25/51 (b)	2,663
601,854	Drive Auto Receivables Trust 2018-1, 3.81%, 5/15/24	612
3,700,000	Drive Auto Receivables Trust 2019-2, 3.69%, 8/17/26	3,872
1,000,000	Drive Auto Receivables Trust 2019-3, 3.18%, 10/15/26	1,044
1,075,250	Driven Brands Funding 2019-1A LLC 144A, 4.64%, 4/20/49 (b)	1,163
2,034,625	Driven Brands Funding 2020-1A LLC 144A, 3.79%, 7/20/50 (b)	2,157
1,945,125	Driven Brands Funding 2020-2A LLC 144A, 3.24%, 1/20/51 (b)	2,018
2,200,000	Dryden 33 Senior Loan Fund 144A, (3 mo. LIBOR USD + 3.650%), 3.83%, 4/15/29 (a)(b)	2,210
4,150,000	Dryden 36 Senior Loan Fund 144A, (3 mo. LIBOR USD + 1.450%), 1.63%, 4/15/29 (a)(b)	4,186
650,000	Dryden 39 Euro CLO 2015 BV 144A, (3 mo. EURIBOR + 0.870%), 0.87%, 10/15/31 EUR (a)(b)(c)	782
945,000	First Investors Auto Owner Trust 2019-1 144A, 3.55%, 4/15/25 (b)	980
2,000,000	First Investors Auto Owner Trust 2019-2 144A, 2.80%, 12/15/25 (b)	2,060
941,420	Galaxy XXIX CLO Ltd. 144A, (3 mo. LIBOR USD + 0.790%), 0.98%, 11/15/26 (a)(b)	941
500,000	GPMT 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.300%), 1.41%, 2/22/36 (a)(b)	502
600,000	GPMT 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.600%), 1.71%, 2/22/36 (a)(b)	602
800,000	GPMT 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.900%), 2.01%, 2/22/36 (a)(b)	802
1,700,000	Grand Avenue CRE 2019-FL1 144A, (1 mo. LIBOR USD + 1.500%), 1.61%,6/15/37 (a)(b)	1,705
2,800,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 1.550%), 1.66%, 9/15/28 (a)(b)	2,796
250,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 2.150%), 2.26%, 9/15/28 (a)(b)	249
2,450,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 2.650%), 2.76%, 9/15/28 (a)(b)	2,443
2,100,000	Greystone CRE Notes 2019-FL2 Ltd. 144A, (1 mo. LIBORUSD + 1.180%), 1.29%, 9/15/37 (a)(b)	2,107
2,300,000	Greystone CRE Notes 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 2.400%), 2.51%, 9/15/37 (a)(b)	2,288

Principal or Shares	Security Description	Value (000)

2,000,000	Greystone CRE Notes 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 2.750%), 2.86%, 9/15/37 (a)(b)	$1,994
1,000,000	Grippen Park CLO Ltd. 144A, (3 mo. LIBOR USD + 1.650%), 1.84%, 1/20/30 (a)(b)	1,001
500,000	Halcyon Loan Advisors Funding 2015-2 Ltd. 144A, (3 mo. LIBOR USD + 1.650%), 1.83%, 7/25/27 (a)(b)	500
2,300,000	Henley CLO I DAC 144A, (3 mo. EURIBOR + 1.140%), 1.14%, 7/15/32 EUR (a)(b)(c)	2,768
1,300,000	Henley CLO I DAC 144A, (3 mo. EURIBOR + 1.800%), 1.80%, 7/15/32 EUR (a)(b)(c)	1,562
250,000	Hunt CRE 2018-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.080%), 1.19%, 8/15/28 (a)(b)	251
450,000	Hunt CRE 2018-FL2 Ltd. 144A, (1 mo. LIBOR USD + 2.350%), 2.46%, 8/15/28 (a)(b)	451
2,400,000	ICG U.S. CLO 2015-2R Ltd. 144A, (3 mo. LIBOR USD + 1.370%), 1.55%, 1/16/33 (a)(b)	2,405
400,000	ICG U.S. CLO 2017-1 Ltd. 144A, (3 mo. LIBOR USD + 1.650%), 1.83%, 4/28/29 (a)(b)	402
590,316	Invitation Homes 2018-SFR3 Trust 144A, (1 mo. LIBOR USD + 1.000%), 1.12%, 7/17/37 (a)(b)	593
60,289	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD + 1.450%), 1.64%, 4/21/25 (a)(b)	60
2,000,000	JPMorgan Chase Bank N.A. - CACLN 144A, 28.35%, 9/25/28 (b)	2,003
300,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.350%), 1.47%, 6/15/36 (a)(b)	301
200,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD +1.600%), 1.72%,6/15/36 (a)(b)	201
200,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 2.000%), 2.12%, 6/15/36 (a)(b)	201
3,000,000	KVK CLO 2016-1 Ltd. 144A, (3 mo. LIBOR USD + 2.000%), 2.18%, 1/15/29 (a)(b)	3,000
974,881	LCM XVIII LP 144A, (3 mo. LIBOR USD + 1.240%), 1.42%, 7/15/27 (a)(b)	976
950,000	LCM XVIII LP 144A, (3 mo. LIBOR USD + 1.750%), 1.93%, 7/15/27 (a)(b)	951
800,000	LMREC 2019-CRE3 Inc. 144A, (1 mo. LIBOR USD + 1.400%), 1.51%, 12/22/35 (a)(b)	801
415,398	LoanCore 2018-CRE1 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.130%), 1.24%, 5/15/28 (a)(b)	415
1,300,000	LoanCore 2019-CRE2 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.500%), 1.61%, 5/15/36 (a)(b)	1,302
755,000	Madison Park Funding XIII Ltd. 144A, (3 mo. LIBOR USD + 0.950%), 1.14%, 4/19/30 (a)(b)	755
1,340,000	Madison Park Funding XIII Ltd. 144A, (3 mo. LIBOR USD + 2.850%), 3.04%, 4/19/30 (a)(b)	1,327
3,226,803	Magnetite VII Ltd. 144A, (3 mo. LIBOR USD + 0.800%), 0.98%, 1/15/28 (a)(b)	3,230
304,584	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.150%), 1.27%, 6/15/28 (a)(b)	305
150,000	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.550%), 1.67%, 6/15/28 (a)(b)	150

Semi-Annual Report    53

            Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)

1,923,748	MelTel Land Funding 2019-1A LLC 144A, 3.77%, 4/15/49 (b)	$2,022
1,520,814	MelTel Land Funding 2019-1A LLC 144A, 4.70%, 4/15/49 (b)	1,606
3,500,000	Neuberger Berman Loan Advisers CLO 24 Ltd. 144A, (3 mo. LIBOR USD + 1.020%), 1.21%, 4/19/30 (a)(b)	3,503
1,000,000	NLY Commercial Mortgage Trust 2019-FL2 144A, (1 mo. LIBOR USD + 1.600%), 1.71%, 2/15/36 (a)(b)	1,003
2,700,000	Oak Street Investment Grade Net Lease Fund Series 2020-1 144A, 3.39%, 11/20/50 (b)	2,782
3,970,935	Oak Street Investment Grade Net Lease Fund Series 2020-1A 144A, 1.85%, 11/20/50 (b)	4,019
1,900,000	Oak Street Investment Grade Net Lease Fund Series 2021-1 144A, 2.80%, 1/20/51 (b)	1,938
2,200,000	Oaktree CLO 2020-1 Ltd. 144A, (3 mo. LIBOR USD + 2.000%), 2.18%, 7/15/29 (a)(b)	2,205
2,100,000	Ocean Trails CLO VII 144A, (3 mo. LIBOR USD + 1.010%), 1.20%, 4/17/30 (a)(b)	2,100
1,600,000	Ocean Trails CLO X 144A, (3 mo. LIBOR USD + 1.550%), 1.73%, 10/15/31 (a)(b)	1,604
2,350,000	OCP CLO 2013-4 Ltd. 144A, (3 mo. LIBOR USD + 1.450%), 1.63%, 4/24/29 (a)(b)	2,346
400,000	OCP CLO 2014-5 Ltd. 144A, (3 mo. LIBOR USD + 2.900%), 3.08%, 4/26/31 (a)(b)	393
2,000,000	OCP CLO 2019-17 Ltd. 144A, (3 mo. LIBOR USD + 6.660%), 6.85%, 7/20/32 (a)(b)	1,986
339,909	Octagon Investment Partners XXIII Ltd. 144A, (3 mo. LIBOR USD + 0.850%), 1.03%, 7/15/27 (a)(b)	340
1,100,000	OneMain Financial Issuance Trust 2019-1 144A, 4.22%, 2/14/31 (b)	1,108
2,099,984	OZLM VII Ltd. 144A, (3 mo. LIBOR USD + 1.010%), 1.20%, 7/17/29 (a)(b)	2,098
1,500,000	OZLM VIII Ltd. 144A, (3 mo. LIBOR USD + 2.200%), 2.39%, 10/17/29 (a)(b)	1,493
450,000	OZLM XII Ltd. 144A, (3 mo. LIBOR USD + 1.600%), 1.79%, 4/30/27 (a)(b)	451
1,950,000	Palmer Square CLO 2015-1 Ltd. 144A, (3 mo. LIBOR USD + 1.400%), 1.58%, 5/21/29 (a)(b)	1,952
3,150,000	Palmer Square CLO 2015-1 Ltd. 144A, (3 mo. LIBOR USD + 3.150%), 3.33%, 5/21/29 (a)(b)	3,113
2,250,000	Palmer Square Loan Funding 2020-1 Ltd. 144A, (3 mo. LIBOR USD + 1.350%), 1.53%, 2/20/28 (a)(b)	2,238
2,900,000	Palmer Square Loan Funding 2020-1 Ltd. 144A, (3 mo. LIBOR USD + 2.500%), 2.68%, 2/20/28 (a)(b)	2,923
2,100,000	Pikes Peak CLO 6 144A, (3 mo. LIBOR USD + 4.040%), 4.23%, 8/18/30 (a)(b)	2,100
741,000	Planet Fitness Master Issuer 2018-1A LLC 144A, 4.26%, 9/05/48 (b)	746
1,950,000	Planet Fitness Master Issuer 2018-1A LLC 144A, 4.67%, 9/05/48 (b)	1,998
400,000	Progress Residential 2018-SFR3 Trust 144A, 4.08%, 10/17/35 (b)	405

Principal or Shares	Security Description	Value (000)

1,250,000	Progress Residential 2019-SFR2 Trust 144A, 3.79%, 5/17/36 (b)	$1,283
2,350,000	Progress Residential 2019-SFR4 Trust 144A, 2.94%, 10/17/36 (b)	2,406
1,800,000	Providus CLO IV DAC 144A, (3 mo. EURIBOR + 0.820%), 0.82%, 4/20/34 EUR (a)(b)(c)(e)	2,164
1,800,000	Providus CLO IV DAC 144A, (3 mo. EURIBOR + 1.450%), 1.45%, 7/20/31 EUR (a)(b)(c)	2,180
744,144	Regatta VII Funding Ltd. 144A, (3 mo. LIBOR USD + 1.060%), 1.25%, 12/20/28 (a)(b)	744
300,000	Regatta VII Funding Ltd. 144A, (3 mo. LIBOR USD + 2.000%), 2.19%, 12/20/28 (a)(b)	300
1,200,000	Santander Drive Auto Receivables Trust 2019-2, 3.22%, 7/15/25	1,245
1,800,000	Sculptor CLO XXV Ltd. 144A, (3 mo. LIBOR USD + 1.900%), 2.09%, 1/15/31 (a)(b)	1,800
351,781	Shackleton 2015-VIII CLO Ltd. 144A, (3 mo. LIBOR USD + 0.920%), 1.11%, 10/20/27 (a)(b)	351
2,950,000	St Paul’s CLO IX DAC, (3 mo. EURIBOR + 0.820%), 0.82%, 11/15/30 EUR (a)(c)(d)	3,547
3,450,000	St Paul’s CLO XII DAC 144A, (3 mo. EURIBOR + 0.920%), 0.92%, 4/15/33 EUR (a)(b)(c)	4,161
2,400,000	Stack Infrastructure Issuer 2020-1A LLC 144A, 1.89%, 8/25/45 (b)	2,400
3,500,000	Stack Infrastructure Issuer 2021-1A LLC 144A, 1.88%, 3/26/46 (b)	3,505
1,700,000	STWD 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.080%), 1.19%, 7/15/38 (a)(b)	1,703
1,940,681	Symphony CLO XIV Ltd. 144A, (3 mo. LIBOR USD + 0.950%), 1.14%, 7/14/26 (a)(b)	1,943
1,753,705	Symphony CLO XVII Ltd. 144A, (3 mo. LIBOR USD + 0.880%), 1.06%, 4/15/28 (a)(b)	1,752
500,000	Symphony CLO XVII Ltd., (3 mo. LIBOR USD + 2.650%), 2.83%, 4/15/28 (a)(d)	504
450,000	Symphony CLO XVII Ltd. 144A, (3 mo. LIBOR USD + 2.650%), 2.83%, 4/15/28 (a)(b)	454
3,323,500	Taco Bell Funding 2018-1A LLC 144A, 4.32%, 11/25/48 (b)	3,346
4,440,000	Textainer Marine Containers VII Ltd. 144A, 1.68%, 2/20/46 (b)	4,370
991,553	TPG Real Estate Finance 2018-FL2 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.130%), 1.25%, 11/15/37 (a)(b)
250,000	TPG Real Estate Finance 2018-FL2 Issuer Ltd. 144A, (1 mo. LIBOR USD + 2.300%), 2.42%, 11/15/37 (a)(b)	993 250
900,000	Tryon Park CLO Ltd. 144A, (3 mo. LIBOR USD + 0.890%), 1.07%, 4/15/29 (a)(b)	900
2,400,000	Vantage Data Centers 2020-1A LLC 144A, 1.65%, 9/15/45 (b)	2,394
2,100,000	VB-S1 Issuer 2020-1A LLC 144A, 3.03%, 6/15/50 (b)	2,217
652,463	Venture XVII CLO Ltd. 144A, (3 mo. LIBOR USD + 0.880%), 1.06%, 4/15/27 (a)(b)	651

54   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,750,000	Vibrant CLO VII Ltd. 144A, (3 mo. LIBOR USD + 1.040%), 1.23%, 9/15/30 (a)(b)	$2,750
2,800,000	Voya CLO 2019-1 Ltd. 144A, (3 mo. LIBOR USD + 1.060%), 1.24%, 4/15/31 (a)(b)	2,806
2,418,750	Wendy’s Funding 2018-1A LLC 144A, 3.57%, 3/15/48 (b)	2,489
861,750	Wendy’s Funding 2019-1A LLC 144A, 3.78%, 6/15/49 (b)	919
550,000	Westlake Automobile Receivables Trust 2018-3 144A, 4.00%, 10/16/23 (b)	563
4,600,000	Westlake Automobile Receivables Trust 2019-1 144A, 3.67%, 3/15/24 (b)	4,745
3,400,000	Westlake Automobile Receivables Trust 2019-3 144A, 2.72%, 11/15/24 (b)	3,503
3,800,000	Westlake Automobile Receivables Trust 2021-1 144A, 2.33%, 8/17/26 (b)	3,802
2,700,000	Wingstop Funding 2020-1A LLC 144A, 2.84%, 12/05/50 (b)	2,757
Total Asset Backed (Cost - $250,429)		253,656

Bank Loans (f) (2%)
1,662,271	1011778 BC ULC Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 1.86%, 11/19/26	1,640
1,400,000	Avast Software s.r.o. Term Loan B 1L, (3 mo. EURIBOR + 2.000%), 2.00%, 3/22/28 EUR (c)	1,691
655,114	Axalta Coating Systems U.S. Holdings Inc. Term Loan B3 1L, (LIBOR USD 3-Month + 1.750%), 1.95%, 6/01/24	652
1,084,966	Beacon Roofing Supply Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.250%), 2.36%, 1/02/25	1,082
1,048,023	Charter Communications Operating LLC Term Loan B2 1L, (LIBOR USD 1-Month + 1.750%), 1.86%, 2/01/27	1,044
2,094,615	Flynn Restaurant Group LP Term Loan 1L, (LIBOR USD 1-Month + 3.500%), 3.61%,6/29/25	2,073
900,000	Froneri Lux FinCo SARL Term Loan B 1L, (3 mo. EURIBOR + 2.625%), 2.63%, 1/31/27 EUR (c)	1,073
96,000	Hilton Worldwide Finance LLC Term Loan B2 1L, (LIBOR USD 1-Month + 1.750%), 1.86%,6/21/26	95
2,750,000	Kloeckner Pentaplast of America Inc. Term Loan B 1L, (LIBOR USD 3-Month + 4.750%), 5.25%, 2/12/26	2,748
830,585	U.S. Foods Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 1.86%,6/27/23	823
3,050,000	United Natural Foods Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.500%), 3.61%, 10/22/25	3,052
1,714,824	Wyndham Hotels & Resorts Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 1.86%, 5/30/25	1,700
Total Bank Loans (Cost - $17,618)		17,673

Principal or Shares	Security Description	Value (000)

Corporate Bond (33%)
Financial (12%)
3,000,000	1MDB Global Investments Ltd., 4.40%, 3/09/23 (d)	$3,023
2,230,000	ADCB Finance Cayman Ltd. 144A, 4.00%, 3/29/23 (b)	2,367
450,000	ADCB Finance Cayman Ltd., 4.00%, 3/29/23 (d)	478
2,700,000	American Tower Corp., 1.60%, 4/15/26	2,718
1,000,000	ANZ New Zealand Int’l Ltd. 144A, 3.40%, 3/19/24 (b)	1,080
1,150,000	ASB Bank Ltd. 144A, 3.75%, 6/14/23 (b)	1,230
800,000	Aviation Capital Group LLC 144A, (3 mo. LIBOR USD + 0.950%), 1.14%, 6/01/21 (a)(b)	800
2,200,000	Banco Bradesco SA 144A, 2.85%, 1/27/23 (b)	2,251
1,060,000	Banco Internacional del Peru SAA Interbank 144A, 3.25%, 10/04/26 (b)	1,075
1,200,000	Banco Santander SA, 2.71%, 6/27/24	1,268
2,500,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 0.910%), 0.98%, 9/25/25 (a)	2,499
1,300,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.010%), 1.20%, 10/24/26 (a)	1,292
2,900,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.150%), 1.32%, 6/19/26 (a)	2,908
650,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 0.910%), 1.66%, 3/11/27 (a)	656
1,450,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 0.960%), 1.73%, 7/22/27 (a)	1,464
2,550,000	BPCE SA 144A, 2.38%, 1/14/25 (b)	2,650
2,700,000	CaixaBank SA, 0.38%, 2/03/25 EUR (c)(d)	3,279
2,200,000	Capital One Financial Corp., 0.80%, 6/12/24 EUR (c)	2,705
320,000	CIT Group Inc., 4.75%, 2/16/24	348
2,300,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 0.669%), 0.98%, 5/01/25 (a)	2,309
750,000	Citigroup Inc., 2.70%, 10/27/22	775
1,200,000	Citigroup Inc., 2.90%, 12/08/21	1,216
2,350,000	CTP NV, 2.13%, 10/01/25 EUR (c)(d)	3,000
1,100,000	Equinix Inc., 1.25%, 7/15/25	1,099
500,000	Equinix Inc., 1.80%, 7/15/27	496
2,050,000	Experian Finance PLC, 1.38%, 6/25/26 EUR (c)(d)	2,616
990,000	Five Corners Funding Trust 144A, 4.42%, 11/15/23 (b)	1,084
1,600,000	FS KKR Capital Corp.II144A, 4.25%, 2/14/25 (b)	1,654
1,100,000	Global Payments Inc., 1.20%, 3/01/26	1,089
700,000	Goldman Sachs Group Inc., (3 mo. LIBOR USD + 0.821%), 2.88%, 10/31/22 (a)	708
1,700,000	Goldman Sachs Group Inc., 3.50%, 4/01/25	1,850
600,000	Goldman Sachs Group Inc., 3.63%, 2/20/24	647
581,000	Goldman Sachs Group Inc., 5.75%, 1/24/22	604
2,050,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.38%, 12/15/25	2,121
1,400,000	ING Groep NV, (U.S. Secured Overnight Financing Rate + 1.005%), 1.73%, 4/01/27 (a)	1,411
330,000	ING Groep NV, 4.10%, 10/02/23	358
2,250,000	Itau Unibanco Holding SA 144A, 2.90%, 1/24/23 (b)	2,300

Semi-Annual Report    55

            Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)

2,600,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 0.695%), 1.04%, 2/04/27 (a)	$2,552
2,100,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.850%), 2.08%, 4/22/26 (a)	2,172
800,000	JPMorgan Chase & Co., (3 mo. LIBOR USD + 1.000%), 4.02%, 12/05/24 (a)	867
2,100,000	Logicor Financing Sarl, 1.63%, 7/15/27 EUR (c)(d)	2,668
2,200,000	Macquarie Group Ltd. 144A, (U.S. Secured Overnight Financing Rate + 1.069%), 1.34%, 1/12/27 (a)(b)	2,172
1,715,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.023%), 3.19%, 11/28/23 (a)(b)	1,784
2,000,000	Mitsubishi UFJ Financial Group Inc., 2.19%, 2/25/25	2,078
1,700,000	Mizrahi Tefahot Bank Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.250%), 3.08%, 4/07/31 (a)(b)(d)(g)	1,730
2,100,000	Mizuho Financial Group Inc., (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.670%), 1.23%, 5/22/27 (a)	2,064
2,300,000	Morgan Stanley, (3 mo. EURIBOR + 0.698%), 0.41%, 10/29/27 EUR (a)(c)	2,768
700,000	Morgan Stanley, (3 mo. EURIBOR + 0.753%), 0.64%, 7/26/24 EUR (a)(c)	855
1,700,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 0.616%), 0.73%, 4/05/24 (a)	1,704
2,100,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 0.879%), 1.59%, 5/04/27 (a)	2,111
1,500,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.990%), 2.19%, 4/28/26 (a)	1,561
1,150,000	MPT Operating Partnership LP/MPT Finance Corp., 2.50%, 3/24/26 GBP (c)	1,610
2,050,000	Natwest Group PLC, (1 yr. GBP interest rate swap + 1.490%), 2.88%, 9/19/26 GBP (a)(c)(d)	3,013
1,550,000	Neinor Homes SA 144A, 4.50%, 10/15/26 EUR (b)(c)	1,904
900,000	Owl Rock Capital Corp., 3.40%, 7/15/26	934
61,000	Park Aerospace Holdings Ltd. 144A, 5.25%, 8/15/22 (b)	64
800,000	SBA Communications Corp.144A, 3.13%, 2/01/29 (b)	767
2,150,000	Sumitomo Mitsui Financial Group Inc., 0.95%, 1/12/26	2,111
1,520,000	Sumitomo Mitsui Financial Group Inc., 2.45%, 9/27/24	1,597
1,600,000	UBS Group AG 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.830%), 1.01%, 7/30/24 (a)(b)	1,611
2,050,000	Ventas Realty LP, 3.50%, 4/15/24	2,209
1,300,000	VEREIT Operating Partnership LP, 2.85%, 12/15/32	1,342
2,100,000	Wells Fargo & Co., (3 mo. LIBOR USD + 0.750%), 2.16%, 2/11/26 (a)	2,176
1,500,000	Welltower Inc., 4.00%, 6/01/25	1,663
1,500,000	Worldline SA, 0.25%, 9/18/24 EUR (c)(d)	1,820
		109,335

Principal or Shares	Security Description	Value (000)

Industrial (19%)
800,000	1011778 BC ULC/New Red Finance Inc. 144A, 3.50%, 2/15/29 (b)	$781
2,700,000	7-Eleven Inc. 144A, 0.80%, 2/10/24 (b)	2,697
1,800,000	7-Eleven Inc. 144A, 0.95%, 2/10/26 (b)	1,769
450,000	AA Bond Co. Ltd. 144A, 6.50%, 1/31/26 GBP (b)(c)	646
2,150,000	AbbVie Inc., 2.60%, 11/21/24	2,278
1,000,000	AbbVie Inc., 5.00%, 12/15/21	1,018
850,000	ACI Worldwide Inc. 144A, 5.75%, 8/15/26 (b)	897
2,900,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 3.25%, 3/15/26 (b)	2,902
1,900,000	Anheuser-Busch InBev Worldwide Inc., 4.15%, 1/23/25	2,120
2,300,000	AstraZeneca PLC, 0.70%, 4/08/26	2,238
3,050,000	AT&T Inc., 0.25%, 3/04/26 EUR (c)	3,684
1,500,000	AT&T Inc., 2.30%, 6/01/27	1,540
2,314,000	AT&T Inc. 144A, 2.55%, 12/01/33 (b)	2,208
1,700,000	Avient Corp. 144A, 5.75%, 5/15/25 (b)	1,797
1,100,000	Axalta Coating Systems LLC 144A, 3.38%, 2/15/29 (b)	1,070
1,200,000	Bayer U.S. Finance II LLC 144A, 3.88%, 12/15/23 (b)	1,291
1,300,000	Becton Dickinson Euro Finance Sarl, 0.63%, 6/04/23 EUR (c)	1,587
600,000	Bellis Acquisition Co. PLC 144A, 3.25%, 2/16/26 GBP (b)(c)	833
2,150,000	Boeing Co., 1.43%, 2/04/24	2,157
2,050,000	Boeing Co., 2.20%, 2/04/26	2,054
1,600,000	BRF GmbH, 4.35%, 9/29/26 (d)	1,656
1,500,000	CAB SELAS 144A, 3.38%, 2/01/28 EUR (b)(c)	1,798
1,055,000	CDW LLC/CDW Finance Corp., 5.50%, 12/01/24	1,166
1,600,000	Cellnex Telecom SA, 1.88%, 6/26/29 EUR (c)	1,957
2,200,000	Cemex SAB de CV, 7.38%, 6/05/27 (d)	2,498
1,000,000	Centene Corp., 3.38%, 2/15/30	1,005
320,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 2/01/24	350
1,952,000	Covanta Holding Corp., 5.88%, 7/01/25	2,043
3,750,000	CVS Health Corp., 1.30%, 8/21/27	3,661
1,200,000	Danaher Corp., 1.70%, 3/30/24 EUR (c)	1,518
750,000	DH Europe Finance II Sarl, 0.20%, 3/18/26 EUR (c)	906
650,000	Dollar Tree Inc., 3.70%, 5/15/23	690
2,250,000	El Corte Ingles SA 144A, 3.63%, 3/15/24 EUR (b)(c)	2,824
1,350,000	Fidelity National Information Services Inc., 0.75%, 5/21/23 EUR (c)	1,651
1,800,000	Fiserv Inc., 2.75%, 7/01/24	1,911
1,100,000	FMG Resources August 2006 Pty Ltd. 144A, 5.13%, 5/15/24 (b)	1,203
800,000	Ford Motor Co., 8.50%, 4/21/23	897
1,350,000	Ford Motor Credit Co. LLC, 3.09%, 1/09/23	1,377
700,000	Ford Motor Credit Co. LLC, 3.35%, 11/01/22	717
1,800,000	Ford Motor Credit Co. LLC, 3.37%, 11/17/23	1,856
227,000	Freeport-McMoRan Inc., 4.13%, 3/01/28	240
1,275,000	Freeport-McMoRan Inc., 4.38%, 8/01/28	1,361
900,000	General Motors Co., 5.40%, 10/02/23	996

56   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
1,000,000	General Motors Co., 6.13%, 10/01/25	$1,187
1,600,000	General Motors Financial Co. Inc., 1.05%, 3/08/24	1,604
1,950,000	General Motors Financial Co. Inc., 2.90%, 2/26/25	2,061
1,350,000	General Motors Financial Co. Inc., 3.55%, 7/08/22	1,396
2,485,000	Gilead Sciences Inc., 1.20%, 10/01/27	2,408
2,700,000	Glencore Funding LLC 144A, 1.63%, 4/27/26 (b)	2,687
1,000,000	Grifols SA 144A, 1.63%, 2/15/25 EUR (b)(c)	1,210
1,600,000	HCA Inc., 5.38%, 2/01/25	1,785
550,000	Honeywell International Inc., 0.01%, 3/10/24 EUR (c)(e)	665
950,000	HSE Finance Sarl 144A, 5.63%, 10/15/26 EUR (b)(c)	1,167
900,000	Humana Inc., 2.90%, 12/15/22	933
2,600,000	Hyundai Capital America 144A, 1.30%, 1/08/26 (b)	2,560
2,000,000	Hyundai Capital America 144A, 1.80%, 1/10/28 (b)	1,943
1,600,000	Indonesia Asahan Aluminium Persero PT 144A, 4.75%, 5/15/25 (b)(g)	1,741
2,450,000	Infrastrutture Wireless Italiane SpA, 1.88%, 7/08/26 EUR (c)(d)	3,093
2,400,000	International Flavors & Fragrances Inc., 1.80%, 9/25/26 EUR (c)	3,094
2,100,000	ISS Global A/S, 0.88%,6/18/26 EUR (c)(d)	2,537
1,000,000	Jabil Inc., 1.70%, 4/15/26	1,002
320,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 144A, 4.75%, 6/01/27 (b)	337
1,200,000	Kraft Heinz Foods Co., 3.88%, 5/15/27	1,308
1,300,000	Lowe’s Cos. Inc., 4.00%, 4/15/25	1,444
1,500,000	Lumen Technologies Inc., 5.80%, 3/15/22	1,549
2,000,000	Medtronic Global HoldingsSCA, 0.38%, 10/15/28 EUR (c)	2,416
830,000	MercadoLibre Inc., 2.38%, 1/14/26	829
1,500,000	Meritage Homes Corp. 144A, 3.88%, 4/15/29 (b)	1,544
1,500,000	Microchip Technology Inc. 144A, 0.97%, 2/15/24 (b)	1,499
900,000	Microchip Technology Inc. 144A, 2.67%, 9/01/23 (b)	939
2,200,000	NBM U.S. Holdings Inc., 7.00%, 5/14/26 (d)	2,370
1,550,000	Nissan Motor Co. Ltd. 144A, 3.04%, 9/15/23 (b)	1,623
2,450,000	Novelis Sheet Ingot GmbH 144A, 3.38%, 4/15/29 EUR (b)(c)	3,036
2,000,000	Nutrition & Biosciences Inc. 144A, 1.23%, 10/01/25 (b)	1,988
1,600,000	Oracle Corp., 1.65%, 3/25/26	1,617
2,000,000	Organon Finance 1 LLC 144A, 2.88%, 4/30/28 EUR (b)(c)	2,460
1,300,000	Penske Automotive Group Inc., 3.50%, 9/01/25	1,334
1,800,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 1.20%, 11/15/25 (b)	1,784
1,000,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 3.45%, 7/01/24 (b)	1,077

Principal or Shares	Security Description	Value (000)
950,000	Prosus NV, 1.54%, 8/03/28 EUR (c)(d)(g)	$1,185
1,300,000	PTC Inc. 144A, 3.63%, 2/15/25 (b)	1,336
1,500,000	Royalty Pharma PLC 144A, 1.75%, 9/02/27 (b)	1,479
1,850,000	Ryder System Inc., 2.50%, 9/01/24	1,946
1,150,000	Seagate HDD Cayman 144A, 3.13%, 7/15/29 (b)	1,108
1,100,000	Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	1,155
1,500,000	Sirius XM Radio Inc. 144A, 3.88%, 8/01/22 (b)	1,509
200,000	SMBC Aviation Capital Finance DAC 144A, 4.13%, 7/15/23 (b)	213
262,500	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (b)	265
1,350,000	Standard Industries Inc. 144A, 2.25%, 11/21/26 EUR (b)(c)	1,600
500,000	Standard Industries Inc., 2.25%, 11/21/26 EUR (c)(d)	593
3,400,000	Stellantis NV, 3.88%, 1/05/26 EUR (c)(d)	4,711
1,000,000	Sysco Corp., 5.65%, 4/01/25	1,171
300,000	Takeda Pharmaceutical Co. Ltd. 144A, 1.13%, 11/21/22 EUR (b)(c)	368
1,550,000	Tempur Sealy International Inc. 144A, 4.00%, 4/15/29 (b)	1,575
1,470,000	Tenet Healthcare Corp., 4.63%, 7/15/24	1,494
1,900,000	Teva Pharmaceutical Finance Netherlands II BV, 1.25%, 3/31/23 EUR (c)(d)	2,235
560,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	560
1,840,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	1,824
775,000	Thermo Fisher Scientific Inc., 4.13%, 3/25/25	863
800,000	T-Mobile USA Inc., 2.63%, 2/15/29	780
1,400,000	T-Mobile USA Inc. 144A, 3.50%, 4/15/25 (b)	1,520
2,390,000	U.S. Foods Inc. 144A, 6.25%, 4/15/25 (b)	2,542
2,000,000	VeriSign Inc., 5.25%, 4/01/25	2,264
1,850,000	Verisure Holding AB 144A, 3.88%, 7/15/26 EUR (b)(c)	2,281
1,800,000	Verizon Communications Inc., 2.10%, 3/22/28	1,818
500,000	Volkswagen Financial Services AG, 2.50%,4/06/23 EUR (c)(d)	631
2,700,000	Volkswagen Leasing GmbH, 1.63%, 8/15/25 EUR (c)(d)	3,447
1,320,000	VTR Comunicaciones SpA 144A, 4.38%,4/15/29 (b)	1,331
1,800,000	Walt Disney Co., 1.75%, 1/13/26	1,852
		177,731
Utility (2%)
1,500,000	Enel Finance International NV 144A, 4.63%, 9/14/25 (b)	1,706
900,000	Energean Israel Finance Ltd. 144A, 4.88%, 3/30/26 (b)(d)	931
1,400,000	Energean Israel Finance Ltd. 144A, 5.38%, 3/30/28 (b)(d)	1,451
1,400,000	Energy Transfer LP/Regency Energy Finance Corp., 5.00%, 10/01/22	1,469
757,000	EQM Midstream Partners LP, 4.75%, 7/15/23	794

Semi-Annual Report    57

            Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)

1,700,000	Independence Energy Finance LLC 144A, 7.25%, 5/01/26 (b)	$1,709
1,050,000	National Fuel Gas Co., 5.50%, 1/15/26	1,218
1,300,000	Northriver Midstream Finance LP 144A, 5.63%, 2/15/26 (b)	1,342
2,600,000	ONE Gas Inc., 0.85%, 3/11/23	2,603
1,950,000	Petrobras Global Finance BV, 8.75%, 5/23/26	2,496
1,100,000	Petroleos Mexicanos, 2.50%, 8/21/21 EUR (c)(d)	1,329
2,800,000	Petroleos Mexicanos, 4.88%, 1/18/24 (g)	2,915
900,000	Petroleos Mexicanos, 5.13%, 3/15/23 EUR (c)(d)	1,138
1,100,000	Terega SASU, 0.63%, 2/27/28 EUR (c)(d)	1,318
750,000	WPX Energy Inc., 5.25%, 10/15/27	802
		23,221
Total Corporate Bond (Cost - $304,067)		310,287

Foreign Government (7%)
2,100,000	Brazilian Government International Bond, 2.88%, 6/06/25	2,154
1,900,000	Brazilian Government International Bond, 4.50%, 5/30/29	2,005
8,750,000	Brazilian Government International Bond, 8.50%, 1/05/24 BRL (c)	1,688
1,900,000	Colombia Government International Bond, 3.88%, 3/22/26 EUR (c)	2,578
1,200,000	Colombia Government International Bond, 4.50%, 1/28/26	1,314
1,000,000	Corp. Financiera de Desarrollo SA 144A, 2.40%, 9/28/27 (b)	960
680,000	Dominican Republic International Bond 144A, 4.88%, 9/23/32 (b)	713
460,000	Dominican Republic International Bond, 5.50%, 1/27/25 (d)	508
1,900,000	Dominican Republic International Bond, 6.00%, 7/19/28 (d)	2,173
850,000	Dominican Republic International Bond, 6.60%, 1/28/24 (d)	955
1,900,000	Dominican Republic International Bond, 6.88%, 1/29/26 (d)	2,223
2,570,000	Egypt Government International Bond 144A, 5.75%, 5/29/24 (b)	2,722
550,000	Egypt Government International Bond, 5.75%, 5/29/24 (d)	583
400,000	Egypt Government International Bond, 6.13%, 1/31/22 (d)	411
250,000	Egypt Government International Bond 144A, 6.13%, 1/31/22 (b)	257
630,000	Egypt Government International Bond 144A, 6.20%, 3/01/24 (b)	674
1,400,000	Egypt Government International Bond, 7.50%, 1/31/27 (d)	1,550
2,400,000	Fondo MIVIVIENDA SA, 3.50%, 1/31/23 (d)	2,469
1,400,000	Georgia Government International Bond 144A, 2.75%, 4/22/26 (b)	1,407
1,985,000	Guatemala Government Bond, 4.50%, 5/03/26 (d)	2,186
280,000	Guatemala Government Bond, 4.90%, 6/01/30 (d)	314

Principal or Shares	Security Description	Value (000)

1,910,000	Guatemala Government Bond, 5.75%, 6/06/22 (d)	$2,010
1,711,000	Guatemala Government Bond 144A, 5.75%,6/06/22 (b)	1,801
1,500,000	Indonesia Government International Bond, 0.90%, 2/14/27 EUR (c)	1,827
1,550,000	Kazakhstan Government International Bond 144A, 1.55%, 11/09/23 EUR (b)(c)	1,926
3,700,000	Kenya Government International Bond, 6.88%, 6/24/24 (d)	4,112
1,900,000	Mexico Government International Bond, 4.50%, 4/22/29	2,137
1,000,000	Mongolia Government International Bond 144A, 5.13%, 4/07/26 (b)	1,075
700,000	Mongolia Government International Bond, 5.13%, 4/07/26 (d)	753
2,935,000	Mongolia Government International Bond 144A, 5.63%, 5/01/23 (b)	3,096
1,900,000	Morocco Government International Bond, 1.38%, 3/30/26 EUR (c)(d)	2,298
400,000	Morocco Government International Bond 144A, 1.38%, 3/30/26 EUR (b)(c)	484
2,250,000	Morocco Government International Bond, 2.38%, 12/15/27 (d)	2,193
1,200,000	Morocco Government International Bond 144A, 4.25%, 12/11/22 (b)	1,260
2,600,000	Nigeria Government International Bond, 6.38%, 7/12/23 (d)	2,797
1,700,000	Paraguay Government International Bond, 4.63%, 1/25/23 (d)	1,798
700,000	Republic of South Africa Government International Bond, 4.67%, 1/17/24	749
1,780,000	Republic of South Africa Government International Bond, 4.88%, 4/14/26	1,901
1,720,000	Republic of South Africa Government International Bond, 5.88%, 9/16/25	1,920
2,749,000	Romanian Government International Bond, 2.00%, 12/08/26 EUR (c)(d)	3,548
1,200,000	Senegal Government International Bond, 4.75%, 3/13/28 EUR (c)(d)	1,501
1,400,000	Senegal Government International Bond, 6.25%, 7/30/24 (d)	1,524
226,000	Senegal Government International Bond 144A, 6.25%, 7/30/24 (b)	246
990,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (b)	991
250,000	Senegal Government International Bond, 8.75%, 5/13/21 (d)	250
480,000	Serbia International Bond, 7.25%, 9/28/21 (d)	493
Total Foreign Government (Cost - $72,186)		72,534

Mortgage Backed (26%)
3,300,000	280 Park Avenue 2017-280P MortgageTrust 144A, (1 mo. LIBOR USD + 1.537%), 1.65%, 9/15/34 (a)(b)	3,301

58   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,900,000	ACRE Commercial Mortgage 2021-FL4 Ltd. 144A, (1 mo. LIBOR USD + 0.830%), 0.95%, 12/18/37 (a)(b)	$1,900
600,000	ACRE Commercial Mortgage 2021-FL4 Ltd. 144A, (1 mo. LIBOR USD + 1.750%), 1.87%, 12/18/37 (a)(b)	599
1,000,000	ACRE Commercial Mortgage 2021-FL4 Ltd. 144A, (1 mo. LIBOR USD + 2.600%), 2.72%, 12/18/37 (a)(b)	1,002
1,900,000	BAMLL Commercial Mortgage Securities Trust 2015-200P 144A, 3.72%, 4/14/33 (b)(h)	2,009
2,307,000	BBCMS 2018-TALL Mortgage Trust 144A, (1 mo. LIBOR USD + 0.722%), 0.84%, 3/15/37 (a)(b)	2,304
1,808,000	BBCMS 2018-TALL Mortgage Trust 144A, (1 mo. LIBOR USD + 0.971%), 1.09%, 3/15/37 (a)(b)	1,793
2,200,000	BX Commercial Mortgage Trust 2018-BIOA 144A, (1 mo. LIBOR USD + 1.951%), 2.07%, 3/15/37 (a)(b)	2,208
420,000	BX Commercial Mortgage Trust 2018-IND 144A, (1 mo. LIBOR USD + 1.300%), 1.42%, 11/15/35 (a)(b)	421
350,000	BX Commercial Mortgage Trust 2018-IND 144A, (1 mo. LIBOR USD + 1.800%), 1.92%, 11/15/35 (a)(b)	350
1,995,000	BX Commercial Mortgage Trust 2018-IND 144A, (1 mo. LIBOR USD + 2.050%), 2.17%, 11/15/35 (a)(b)	1,997
1,128,613	BX Commercial Mortgage Trust 2019-XL 144A, (1 mo. LIBOR USD + 1.800%), 1.92%, 10/15/36 (a)(b)	1,130
2,633,431	BX Commercial Mortgage Trust 2019-XL 144A, (1 mo. LIBOR USD + 2.000%), 2.12%, 10/15/36 (a)(b)	2,638
3,291,789	BX Commercial Mortgage Trust 2019-XL 144A, (1 mo. LIBOR USD + 2.300%), 2.42%, 10/15/36 (a)(b)	3,296
898,179	BX Commercial Mortgage Trust 2020-BXLP 144A, (1 mo. LIBOR USD + 1.600%), 1.72%, 12/15/36 (a)(b)	900
1,197,573	BX Commercial Mortgage Trust 2020-BXLP 144A, (1 mo. LIBOR USD + 2.000%), 2.12%, 12/15/36 (a)(b)	1,199
1,700,000	BX Commercial Mortgage Trust 2020-VKNG 144A, (1 mo. LIBOR USD + 0.930%), 1.04%, 10/15/37 (a)(b)	1,704
1,700,000	BX Commercial Mortgage Trust 2020-VKNG 144A, (1 mo. LIBOR USD + 2.100%), 2.21%, 10/15/37 (a)(b)	1,707
1,800,000	BX Commercial Mortgage Trust 2020-VKNG 144A, (1 mo. LIBOR USD + 2.750%), 2.86%, 10/15/37 (a)(b)	1,809
2,900,000	BX Trust 2018-GW 144A, (1 mo. LIBOR USD + 2.420%), 2.54%, 5/15/35 (a)(b)	2,896
2,450,000	BXMT 2020-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.950%), 2.07%, 2/16/37 (a)(b)	2,447

Principal or Shares	Security Description	Value (000)

799,000	CAMB Commercial Mortgage Trust 2019-LIFE 144A, (1 mo. LIBOR USD + 3.250%), 3.37%, 12/15/37 (a)(b)	$802
15,544,002	Cantor Commercial Real Estate Lending 2019-CF1, 1.30%, 5/15/52 (h)	1,092
2,212,871	CHC Commercial Mortgage Trust 2019-CHC 144A, (1 mo. LIBOR USD + 1.120%), 1.24%, 6/15/34 (a)(b)	2,204
2,584,665	CHC Commercial Mortgage Trust 2019-CHC 144A, (1 mo. LIBOR USD + 1.500%), 1.62%, 6/15/34 (a)(b)	2,565
1,590,563	CHC Commercial Mortgage Trust 2019-CHC 144A, (1 mo. LIBOR USD + 2.350%), 2.47%, 6/15/34 (a)(b)	1,539
1,043,807	CHC Commercial Mortgage Trust 2019-CHC 144A, (1 mo. LIBOR USD + 2.608%), 2.72%, 6/15/34 (a)(b)	913
1,800,000	CHT 2017-COSMO Mortgage Trust 144A, (1 mo. LIBOR USD + 1.400%), 1.51%, 11/15/36 (a)(b)	1,804
1,600,000	CHT 2017-COSMO Mortgage Trust 144A, (1 mo. LIBOR USD + 2.250%), 2.36%, 11/15/36 (a)(b)	1,605
1,769,383	Cold Storage Trust 2020-ICE5 144A, (1 mo. LIBOR USD + 0.900%), 1.01%, 11/15/37 (a)(b)	1,780
2,064,280	Cold Storage Trust 2020-ICE5 144A, (1 mo. LIBOR USD + 2.100%), 2.21%, 11/15/37 (a)(b)	2,073
1,965,981	Cold Storage Trust 2020-ICE5 144A, (1 mo. LIBORUSD +2.766%), 2.88%, 11/15/37 (a)(b)	1,978
1,867,682	Cold Storage Trust 2020-ICE5 144A, (1 mo. LIBOR USD + 3.492%), 3.61%, 11/15/37 (a)(b)	1,889
1,400,000	COMM 2015-3BP Mortgage Trust 144A, 3.35%, 2/10/35 (b)(h)	1,436
2,900,000	COMM 2021-LBA Mortgage Trust 144A, (1 mo. LIBOR USD + 2.350%), 2.47%, 3/15/38 (a)(b)	2,902
5,690,504	Connecticut Avenue Securities Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 2.150%), 2.26%, 11/25/39 (a)(b)	5,666
2,800,000	Connecticut Avenue Securities Trust 2019-R01 144A, (1 mo. LIBOR USD + 4.350%), 4.46%, 7/25/31 (a)(b)	2,904
2,300,000	Connecticut Avenue Securities Trust 2019-R02 144A, (1 mo. LIBOR USD + 4.150%), 4.26%, 8/25/31 (a)(b)	2,379
528,212	Connecticut Avenue Securities Trust 2019-R03 144A, (1 mo. LIBOR USD + 2.150%), 2.26%, 9/25/31 (a)(b)	533
2,650,000	Connecticut Avenue Securities Trust 2019-R03 144A, (1 mo. LIBOR USD + 4.100%), 4.21%, 9/25/31 (a)(b)	2,739
3,573,992	Connecticut Avenue Securities Trust 2019-R06 144A, (1 mo. LIBOR USD + 2.100%), 2.21%, 9/25/39 (a)(b)	3,591

Semi-Annual Report    59

            Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)

4,200,000	Connecticut Avenue Securities Trust 2019-R07 144A, (1 mo. LIBOR USD + 3.400%), 3.51%, 10/25/39 (a)(b)	$4,227
1,704,793	Connecticut Avenue Securities Trust 2020-R01 144A, (1 mo. LIBOR USD + 2.050%), 2.16%, 1/25/40 (a)(b)	1,718
3,550,000	Connecticut Avenue Securities Trust 2020-R01 144A, (1 mo. LIBOR USD + 3.250%), 3.36%, 1/25/40 (a)(b)	3,558
1,950,000	Connecticut Avenue Securities Trust 2020-R02 144A, (1 mo. LIBOR USD + 2.000%), 2.11%, 1/25/40 (a)(b)	1,965
1,900,000	Connecticut Avenue Securities Trust 2020-R02 144A, (1 mo. LIBOR USD + 3.000%), 3.11%, 1/25/40 (a)(b)	1,862
2,350,000	Credit Suisse MortgageCapital Certificates 2019-ICE4 144A, (1 mo. LIBOR USD + 0.980%), 1.10%, 5/15/36 (a)(b)	2,357
2,800,000	Credit Suisse MortgageCapital Certificates 2019-ICE4 144A, (1 mo. LIBOR USD + 2.150%), 2.27%, 5/15/36 (a)(b)	2,808
2,250,000	Credit Suisse MortgageCapital Certificates 2019-ICE4 144A, (1 mo. LIBOR USD + 2.650%), 2.77%, 5/15/36 (a)(b)	2,253
1,100,000	CSMC Trust 2017-MOON 144A, 3.30%, 7/10/34 (b)(h)	1,079
3,155,672	DBGS 2018-BIOD Mortgage Trust 144A, (1 mo. LIBOR USD + 2.500%), 2.61%, 5/15/35 (a)(b)	3,155
1,100,000	Exantas Capital Corp. 2019-RSO7 Ltd. 144A, (1 mo. LIBOR USD + 1.500%), 1.62%, 4/15/36 (a)(b)	1,100
2,465,311	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.000%), 2.11%, 3/25/31 (a)	2,485
1,707,903	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.100%), 2.21%, 3/25/31 (a)	1,729
2,851,191	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.150%), 2.26%, 10/25/30 (a)	2,886
2,164,437	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.200%), 2.31%, 8/25/30 (a)	2,192
1,664,508	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.250%), 2.36%, 7/25/30 (a)	1,683
1,324,437	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.350%), 2.46%, 1/25/31 (a)	1,344
1,306,385	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.550%), 2.66%, 12/25/30 (a)	1,335
2,517,060	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBORUSD + 2.800%), 2.91%, 2/25/30 (a)	2,570
2,064,417	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 3.000%), 3.11%, 10/25/29 (a)	2,124
1,400,000	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.100%), 4.21%, 3/25/31 (a)	1,432
226,635	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.250%), 4.36%, 1/25/29 (a)	238

Principal or Shares	Security Description	Value (000)

183,090	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 6.000%), 6.11%, 9/25/28 (a)	$193
6,383,036	Freddie Mac STACR 2019-HQA3 144A, (1 mo. LIBOR USD + 1.850%), 1.96%, 9/25/49 (a)(b)	6,429
1,900,000	Freddie Mac STACR 2019-HQA3 144A, (1 mo. LIBOR USD + 3.000%), 3.11%, 9/25/49 (a)(b)	1,922
800,000	Freddie Mac STACR 2019-HQA3 144A, (1 mo. LIBOR USD + 7.500%), 7.61%, 9/25/49 (a)(b)	831
2,919,775	Freddie Mac STACR REMIC Trust 2020-DNA1 144A, (1 mo. LIBOR USD + 1.700%), 1.81%, 1/25/50 (a)(b)	2,934
1,400,000	Freddie Mac STACR REMIC Trust 2020-DNA1 144A, (1 mo. LIBOR USD + 2.300%), 2.41%, 1/25/50 (a)(b)	1,395
650,000	Freddie Mac STACR REMIC Trust 2020-DNA1 144A, (1 mo. LIBOR USD + 5.250%), 5.36%, 1/25/50 (a)(b)	625
696,535	Freddie Mac STACR REMIC Trust 2020-DNA2 144A, (1 mo. LIBOR USD + 0.750%), 0.86%, 2/25/50 (a)(b)	697
5,800,000	Freddie Mac STACR REMIC Trust 2020-DNA2 144A, (1 mo. LIBOR USD + 1.850%), 1.96%, 2/25/50 (a)(b)	5,862
1,700,000	Freddie Mac STACR REMIC Trust 2020-DNA2 144A, (1 mo. LIBOR USD + 2.500%), 2.61%, 2/25/50 (a)(b)	1,693
700,000	Freddie Mac STACR REMIC Trust 2020-DNA2 144A, (1 mo. LIBOR USD + 4.800%), 4.91%, 2/25/50 (a)(b)	659
707,518	Freddie Mac STACR REMIC Trust 2020-DNA5 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.300%), 1.31%, 10/25/50 (a)(b)	709
2,000,000	Freddie Mac STACR REMIC Trust 2020-DNA5 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.800%), 2.81%, 10/25/50 (a)(b)	2,035
1,100,000	Freddie Mac STACR REMIC Trust 2020-DNA5 144A, (U.S. Secured Overnight Financing Rate Index 30day Average+ 4.800%), 4.81%, 10/25/50 (a)(b)	1,169
3,109,709	Freddie Mac STACR REMIC Trust 2020-HQA1 144A, (1 mo. LIBOR USD + 1.900%), 2.01%, 1/25/50 (a)(b)	3,130
700,000	Freddie Mac STACR REMIC Trust 2020-HQA1 144A, (1 mo. LIBOR USD + 5.100%), 5.21%, 1/25/50 (a)(b)	668
633,235	Freddie Mac STACR REMIC Trust 2020-HQA2 144A, (1 mo. LIBOR USD + 1.100%), 1.21%, 3/25/50 (a)(b)	633
1,000,000	Freddie Mac STACR REMIC Trust 2020-HQA2 144A, (1 mo. LIBOR USD + 4.100%), 4.21%, 3/25/50 (a)(b)	1,024

60   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,300,000	Freddie Mac STACR REMIC Trust 2020-HQA2 144A, (1 mo. LIBOR USD + 7.600%), 7.71%, 3/25/50 (a)(b)	$1,318
62,924	Freddie Mac STACR REMIC Trust 2020-HQA4 144A, (1 mo. LIBOR USD + 1.300%), 1.41%, 9/25/50 (a)(b)	63
1,600,000	Freddie Mac STACR REMIC Trust 2020-HQA4 144A, (1 mo. LIBOR USD + 3.150%), 3.26%, 9/25/50 (a)(b)	1,619
3,000,000	Freddie Mac STACR REMIC Trust 2021-DNA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.800%), 1.81%, 1/25/51 (a)(b)	3,003
1,950,000	Freddie Mac STACR REMIC Trust 2021-DNA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.750%), 0.76%, 10/25/33 (a)(b)	1,953
1,875,000	Freddie Mac STACR REMIC Trust 2021-DNA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.100%), 2.11%, 10/25/33 (a)(b)	1,904
374,539	Freddie Mac STACR Trust 2018-HQA2 144A, (1 mo. LIBOR USD + 0.750%), 0.86%, 10/25/48 (a)(b)	375
4,150,000	Freddie Mac STACR Trust 2018-HQA2 144A, (1 mo. LIBOR USD + 2.300%), 2.41%, 10/25/48 (a)(b)	4,217
2,482,743	Freddie Mac STACR Trust 2019-DNA1 144A, (1 mo. LIBOR USD + 2.650%), 2.76%, 1/25/49 (a)(b)	2,537
1,644,201	Freddie Mac STACR Trust 2019-DNA2 144A, (1 mo. LIBOR USD + 2.450%), 2.56%, 3/25/49 (a)(b)	1,674
1,350,000	Freddie Mac STACR Trust 2019-DNA2 144A, (1 mo. LIBOR USD + 4.350%), 4.46%, 3/25/49 (a)(b)	1,390
1,222,373	Freddie Mac STACR Trust 2019-FTR2 144A, (1 mo. LIBORUSD + 0.950%), 1.06%, 11/25/48 (a)(b)	1,223
550,000	Freddie Mac STACR Trust 2019-FTR3 144A, (1 mo. LIBOR USD + 4.800%), 4.91%, 9/25/47 (a)(b)	543
600,000	Freddie Mac STACR Trust 2019-FTR4 144A, (1 mo. LIBORUSD + 5.000%), 5.11%, 11/25/47 (a)(b)	597
3,057,838	Freddie Mac STACR Trust 2019-HQA1 144A, (1 mo. LIBOR USD + 2.350%), 2.46%, 2/25/49 (a)(b)	3,095
1,294,988	Freddie Mac STACR Trust 2019-HQA2 144A, (1 mo. LIBOR USD + 2.050%), 2.16%, 4/25/49 (a)(b)	1,312

Principal or Shares	Security Description	Value (000)

1,550,000	Freddie Mac STACR Trust 2019-HQA2 144A, (1 mo. LIBOR USD + 4.100%), 4.21%, 4/25/49 (a)(b)	$1,606
199,027	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 0.750%), 0.86%, 3/25/30 (a)	199
2,661,277	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.800%), 1.91%, 7/25/30 (a)	2,664
2,908,285	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.300%), 2.41%, 9/25/30 (a)	2,941
1,188,832	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.450%), 2.56%, 12/25/42 (a)	1,184
30,456	Freddie Mac Structured Agency Credit Risk Debt Notes 144A, 4.15%, 8/25/48 (b)(h)	30
1,950,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%), 4.71%, 12/25/42 (a)	2,000
700,000	Freddie Mac Structured Agency Credit Risk Debt Notes 144A, (U.S. Secured Overnight Financing Rate Index 30day Average+ 6.000%), 6.01%, 8/25/33 (a)(b)	710
1,247,894	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%), 11.36%, 10/25/29 (a)	1,382
300,000	InTown Hotel Portfolio Trust 2018-STAY 144A, (1 mo. LIBOR USD + 3.350%), 3.47%, 1/15/33 (a)(b)	302
1,015,455	JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ 144A, (1 mo. LIBOR USD + 1.000%), 1.12%, 6/15/32 (a)(b)	1,017
12,870	JPMorgan Mortgage Trust 2014-IVR3 144A, 2.45%, 9/25/44 (b)(h)	13
464,798	JPMorgan Mortgage Trust 2017-5 144A, 3.11%, 10/26/48 (b)(h)	479
1,000,000	KKR Industrial Portfolio Trust 2021-KDIP 144A, (1 mo. LIBOR USD + 1.250%), 1.36%, 12/15/37 (a)(b)	1,000
1,750,000	KKR Industrial Portfolio Trust 2021-KDIP 144A, (1 mo. LIBOR USD + 1.550%), 1.66%, 12/15/37 (a)(b)	1,750
3,000,000	KKR Industrial Portfolio Trust 2021-KDIP 144A, (1 mo. LIBOR USD + 2.050%), 2.16%, 12/15/37 (a)(b)	2,999
5,565,595	LCCM 2017-LC26 144A, 1.59%, 7/12/50 (b)(h)	341
2,800,000	Life 2021-BMR Mortgage Trust 144A, (1 mo. LIBOR USD + 2.350%), 2.47%, 3/15/38 (a)(b)	2,812
2,500,000	MBRT 2019-MBR 144A, (1 mo. LIBOR USD + 0.850%), 0.97%, 11/15/36 (a)(b)	2,502
3,600,000	MF1 2020-FL3 Ltd. 144A, (1 mo. LIBOR USD + 2.050%), 2.16%, 7/15/35 (a)(b)	3,649
2,000,000	MF1 2020-FL3 Ltd. 144A, (1 mo. LIBOR USD + 2.850%), 2.96%, 7/15/35 (a)(b)	2,037
2,362,325	Morgan Stanley Capital I Trust 2018-H3, 0.99%, 7/15/51 (h)	108

Semi-Annual Report    61

            Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)

1,444,406	Motel 6 Trust 2017-MTL6 144A, (1 mo. LIBOR USD + 3.250%), 3.37%, 8/15/34 (a)(b)	$1,452
1,444,406	Motel 6 Trust 2017-MTL6 144A, (1 mo. LIBOR USD + 4.250%), 4.37%, 8/15/34 (a)(b)	1,454
753,714	Multifamily Connecticut Avenue Securities Trust 2019-01 144A, (1 mo. LIBOR USD + 1.700%), 1.81%, 10/15/49 (a)(b)	754
2,300,000	Multifamily Connecticut Avenue Securities Trust 2019-01 144A, (1 mo. LIBOR USD + 3.250%), 3.36%, 10/15/49 (a)(b)	2,316
229,814	New Residential Mortgage Loan Trust 2017-5 144A, (1 mo. LIBOR USD + 1.500%), 1.61%, 6/25/57 (a)(b)	234
2,700,000	ONE 2021-PARK Mortgage Trust 144A, (1 mo. LIBOR USD + 1.500%), 1.62%, 3/15/36 (a)(b)	2,699
1,900,000	ONE 2021-PARK Mortgage Trust 144A, (1 mo. LIBOR USD + 1.750%), 1.87%, 3/15/36 (a)(b)	1,899
1,000,000	PFP 2019-5 Ltd. 144A, (1 mo. LIBOR USD + 1.420%), 1.54%, 4/14/36 (a)(b)	1,002
404,970	Ripon Mortgages PLC 144A, (3 mo. LIBOR GBP + 0.800%), 0.86%, 8/20/56 GBP (a)(b)(c)	561
2,362	STACR Trust 2018-DNA3 144A, (1 mo. LIBOR USD + 0.750%), 0.86%, 9/25/48 (a)(b)	2
350,000	STACR Trust 2018-DNA3 144A, (1 mo. LIBOR USD + 2.100%), 2.21%, 9/25/48 (a)(b)	354
3,538,529	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 1.650%), 1.76%, 4/25/43 (a)(b)	3,545
3,350,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 3.750%), 3.86%, 4/25/43 (a)(b)	3,443
919,367	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 11.750%), 11.86%, 5/25/43 (a)(b)	1,052
1,837,926	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 1.250%), 1.36%, 2/25/47 (a)(b)	1,842
3,300,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 2.400%), 2.51%, 2/25/47 (a)(b)	3,361
1,900,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 10.500%), 10.61%, 2/25/47 (a)(b)	2,163
2,100,000	TTAN 2021-MHC 144A, (1 mo. LIBOR USD + 2.400%), 2.51%, 3/15/38 (a)(b)	2,100
64,147	VMC Finance 2018-FL2 LLC 144A, (1 mo. LIBOR USD + 0.920%), 1.04%, 10/15/35 (a)(b)	64
1,200,000	Wells Fargo Commercial Mortgage Trust 2017-SMP 144A, (1 mo. LIBOR USD + 0.875%), 0.99%, 12/15/34 (a)(b)	1,197

Principal or Shares	Security Description	Value (000)

450,000	Wells Fargo Commercial Mortgage Trust 2017-SMP 144A, (1 mo. LIBOR USD + 1.775%), 1.89%, 12/15/34 (a)(b)	$446
6,815,453	Wells Fargo Commercial Mortgage Trust 2018-C46, 1.10%, 8/15/51 (h)	314
Total Mortgage Backed (Cost - $247,130)		249,514
U.S. Government Agency (0%)
5,000,000	FHLB Discount Note, 0.00%, 5/03/21 (e) (Cost - $5,000)	5,000

U.S. Treasury (5%)
18,000,000	U.S. Cash Management Bill, 0.05%, 7/13/21 (e)	18,000
5,000,000	U.S. Treasury Bill, 0.02%, 7/22/21 (e)	5,000
4,500,000	U.S. Treasury Bill, 0.06%, 5/27/21 (e)	4,500
12,000,000	U.S. Treasury Bill, 0.09%, 7/01/21 (e)	11,999
5,000,000	U.S. Treasury Bill, 0.10%, 6/10/21 (e)	5,000
Total U.S. Treasury (Cost - $44,496)		44,499

Investment Company (1%)
10,203,745	Payden Cash Reserves Money Market Fund * (Cost - $10,204)	10,204

Purchase Options (0%)
Total Purchased Options (Cost - $91)		25

Total Investments (Cost - $951,221) (101%)		963,392
Liabilities in excess of Other Assets (-1%)		(13,745)

Net Assets (100%)		$949,647

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2021.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.
It has been deemed liquid under guidelines approved by the Board.
(c)	Principal in foreign currency.
(d)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	Yield to maturity at time of purchase.
(f)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2021. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(g)

All or a portion of these securities are on loan. At April 30, 2021, the total market value of the Fund’s securities on loan is $1,956 and the total market value of the collateral held by the Fund is $2,020. Amount in 000s.

(h)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Purchased Options

Description	Number of Contracts	Notional Amount (000s)	Exercise Price	Maturity Date	Value (000s)	Call/Put
Exchange Traded Options Purchase — 0.0%
S & P 500 Index	222	$92,822	$3500.00	05/14/2021	$25	Put

62   Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
USD 6,720	GBP 4,846	HSBC Bank USA, N.A.	06/22/2021	$27

				27

Liabilities:
EUR 3,866	USD 4,655	HSBC Bank USA, N.A.	05/24/2021	(5)
GBP 6,677	USD 9,305	HSBC Bank USA, N.A.	05/24/2021	(83)
USD 1,654	BRL 9,331	Barclays Bank PLC	06/24/2021	(56)
USD 113,824	EUR 95,340	Citibank, N.A.	06/22/2021	(926)
USD 1,391	EUR 1,165	Citibank, N.A.	06/22/2021	(11)

				(1,081)

Net Unrealized Appreciation (Depreciation)				$(1,054)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (000s)
ShortContracts:
Euro-Bobl Future	282	Jun-21	$(45,678)	$106	$106
Euro-Bund Future	21	Jun-21	(4,292)	27	27
Euro-Schatz Future	273	Jun-21	(36,786)	10	10
U.S. 10-Year Ultra Future	126	Jun-21	(18,339)	298	298
U.S. Treasury 10-Year Note Future	162	Jun-21	(21,389)	256	256
U.S. Treasury 5-Year Note Future	379	Jun-21	(46,972)	62	62

Total Futures					$759

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (Depreciation) (000s)
3-Year Interest Rate Swap, Receive Fixed 0.85% Semi-Annually,Pay Variable 0.17563% (3-Month USD LIBOR) Quarterly	04/27/2024	$22,590	$(4)	$—	$(4)
3-Year Interest Rate Swap, Receive Fixed 0.86% Semi-Annually,Pay Variable 0.17563% (3-Month USD LIBOR) Quarterly	04/28/2024	131,211	(14)	—	(14)
5-Year Interest Rate Swap,Pay Fixed 0.17563% Semi-Annually, Receive Variable 1.7825% (3-Month USD LIBOR) Quarterly	04/28/2026	23,220	21	—	21
5-Year Interest Rate Swap,Pay Fixed 0.17563% Semi-Annually, Receive Variable 1.80% (3-Month USD LIBOR) Quarterly	04/28/2026	134,937	101	—	101

			$104	$—	$104

Semi-Annual Report    63

            Payden Absolute Return Bond Fund continued

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements	$1,956
of Assets and Liabilities[1]
Non-cash Collateral[2]	(1,956)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

64   Payden Mutual Funds

            Payden Floating Rate Fund

The Fund seeks high current income and capital appreciation by generally investing 80% of its assets in income producing senior floating rate loans and other floating rate debt instruments.

Portfolio Composition – percent of investments
Bank Loans	64%
U.S. Treasury	13%
Investment Company	11%
Corporate	7%
Mortgage Backed	4%
Asset Backed	1%

Schedule of Investments - April 30, 2021 (Unaudited)
Principal or Shares	Security Description	Value (000)
Asset Backed (1%)
1,200,000	Madison Park Funding XIII Ltd. 144A, (3 mo. LIBOR USD + 2.850%), 3.04%, 4/19/30 (a)(b) (Cost - $1,185)	$1,189
Bank Loans(c) (81%)
Automotive (2%)
546,096	American Axle & Manufacturing Inc. Term Loan B 1L, (LIBOR USD 3-Month + 2.250%), 3.00%, 4/06/24	544
600,000	Clarios Global LP Term Loan B 1L, (LIBOR USD 1-Month + 3.250%), 3.36%, 4/30/26	595
600,000	Wheel Pros Inc. Term loan 1L, (LIBOR USD 1-Month + 4.500%), 5.25%, 4/23/28	601
		1,740
Basic Industry (9%)
250,000	American Airlines Inc. Term Loan 1L, (LIBOR USD 1-Month + 4.750%), 5.50%, 3/24/28	257
571,000	Ascent Resources Utica Holdings LLC Term Loan 2L, (LIBOR USD 3-Month + 9.000%), 10.00%, 11/01/25	635
972,416	Axalta Coating Systems U.S. Holdings Inc. Term Loan B3 1L, (LIBOR USD 3-Month + 1.750%), 1.95%, 6/01/24	967
475,000	CCI Buyer Inc. Term Loan B 1L, (LIBOR USD 3-Month + 4.000%), 4.75%, 12/17/27	477
461,684	Core & Main LP Term Loan B 1L, (LIBOR USD 1-Month + 2.750%), 3.75%, 8/01/24	461
500,000	CP Atlas Buyer Inc. Term Loan B1 1L, (LIBOR USD 3-Month + 3.750%), 4.25%, 11/23/27	500
489,831	Graham Packaging Co. Inc. Term Loan 1L, (LIBOR USD 1-Month + 3.000%), 3.75%, 8/04/27	489
515,708	H.B. Fuller Co. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%), 2.12%, 10/20/24	515
500,000	INEOS U.S. Petrochem LLC Term Loan B 1L, (LIBOR USD 3-Month + 2.750%), 3.25%, 1/29/26	499
732,973	Mauser Packaging Solutions Holding Co. Term Loan B 1L, (LIBOR USD 3-Month + 3.250%), 3.44%, 4/03/24	709
649,343	PQ Corp. Term Loan B1 1L, (LIBOR USD 3-Month + 2.250%), 2.46%, 2/07/27	645
399,000	Reynolds Group Holdings Inc. Term Loan 1L, (LIBOR USD 1-Month + 3.250%), 3.36%, 2/05/26	396
468,689	Reynolds Group Holdings Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%), 2.86%, 2/05/23	468

Principal or Shares	Security Description	Value (000)

487,245	United Rentals N.A. Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 1.86%, 10/31/25	$490
600,000	VM Consolidated Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.250%), 3.45%, 3/26/28	597
		8,105
Consumer Goods (5%)
887,070	Dole Food Co. Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%), 3.75%, 4/06/24	888
496,250	Froneri U.S. Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.250%), 2.36%, 1/31/27	490
980,000	JBS USA LUX SA Term Loan B 1L, (LIBOR USD 1-Month + 2.000%), 2.11%, 5/01/26	978
500,000	Triton Water Holdings Inc. Term Loan B 1L, (LIBOR USD 3-Month + 3.500%), 4.00%, 3/31/28	499
847,323	U.S. Foods Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 1.86%,6/27/23	839
500,000	United Natural Foods Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.500%), 3.61%, 10/22/25	500
600,000	Utz Quality Foods LLC Term Loan B 1L, (LIBOR USD 1-Month + 3.000%), 3.11%, 1/20/28	601
		4,795
Energy (2%)
651,110	Calpine Corp. Term Loan B5 1L, (LIBOR USD 1-Month + 2.500%), 2.61%, 12/16/27	648
498,750	Exgen Renewables IV LLC Term Loan B 1L, (LIBOR USD 3-Month + 2.750%), 3.75%, 12/11/27	499
992,500	PG&E Corp.TermLoanB1L,(LIBORUSD 3-Month + 3.000%), 3.50%,6/23/25	991
		2,138
Financial Services (5%)
600,000	Alliant Holdings Intermediate LLC Term Loan B31L, (LIBOR USD 1-Month + 3.750%), 4.25%, 11/06/27	601
498,750	AmWins Group Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.250%), 3.00%, 2/19/28	494
500,000	Citadel Securities LP Term Loan B 1L, (LIBOR USD 1-Month + 2.500%), 2.61%, 2/02/28	496
758,100	Jane Street Group LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.750%), 2.86%, 1/26/28	753
493,750	Nexus Buyer LLC Term Loan B 1L, (LIBOR USD 1-Month + 3.750%), 3.86%, 11/08/26	492

Semi-Annual Report    65

            Payden Floating Rate Fund continued

Principal or Shares	Security Description	Value (000)

500,000	Tronox Finance LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.500%), 2.66%, 3/11/28	$497
600,000	VFH Parent LLC Term Loan 1L, (LIBOR USD 1-Month + 3.000%), 3.12%, 3/01/26	599
900,000	Zebra Buyer LLC Term Loan B 1L, (LIBOR USD 1-Month + 3.250%), 3.75%, 4/22/28	900
		4,832

Healthcare (4%)
586,764	Change Healthcare Holdings LLC Term Loan B 1L, (LIBOR USD 3-Month + 2.500%), 3.50%, 3/01/24	587
987,500	Grifols Worldwide Operations USA Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%), 2.09%, 11/15/27	977
900,000	Jazz Financing Lux Sarl Term Loan B 1L, (LIBOR USD 1-Month + 3.500%), 4.00%, 4/22/28	903
500,000	Organon & Co. Term Loan B 1L, (LIBOR USD 1-Month + 3.000%), 3.50%, 4/08/28	499
482,008	Radiology Partners Inc. Term Loan B 1L, (LIBOR USD 1-Month + 4.250%), 4.36%, 7/09/25	481
500,000	Sotera Health Holdings LLC Term Loan 1L, (LIBOR USD 3-Month + 2.750%), 3.25%, 12/13/26	498
		3,945

Insurance (3%)
600,000	Acrisure LLC Term Loan B 1L, (LIBOR USD 1-Month + 3.500%), 3.70%, 2/15/27	592
495,000	AI Convoy Luxembourg Sarl Term Loan B 1L, (LIBOR USD 1-Month + 3.500%), 4.50%, 1/20/27	495
600,000	AssuredPartners Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.500%), 3.61%, 2/13/27	595
689,831	Asurion LLC Term Loan B8 1L, (LIBOR USD 1-Month + 3.250%), 3.37%, 12/23/26	686
534,875	HUB International Ltd. Term Loan B 1L, (LIBOR USD 3-Month + 3.000%), 3.18%, 4/25/25	529
		2,897

Leisure (13%)
997,946	1011778 BC ULC Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 1.86%, 11/19/26	985
977,273	Caesars Resort Collection LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.750%), 2.86%, 12/22/24	968
600,000	Carrols Restaurant Group Inc. Term Loan B 1L, (LIBOR USD 3-Month + 3.250%), 5.31%, 4/30/26	593
457,221	Flynn Restaurant Group LP Term Loan 2L, (LIBOR USD 1-Month + 7.000%), 7.11%, 6/29/26	453
600,000	Golden Nugget LLC Term Loan B 1L, (LIBOR USD 1-Month + 2.500%), 3.25%, 10/04/23	594

Principal or Shares	Security Description	Value (000)

496,852	Hilton Worldwide Finance LLC Term Loan B2 1L, (LIBOR USD 1-Month + 1.750%), 1.86%, 6/21/26	$493
496,164	IRB Holding Corp. Term Loan B 1L, (LIBOR USD 3-Month + 2.750%), 2.95%, 2/05/25	493
357,758	KFC Holding Co. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 1.87%, 3/15/28	358
833,000	K-MAC Holdings Corp. Term Loan 1L, (LIBOR USD 1-Month + 3.000%), 3.11%, 3/16/25	824
344,167	K-MAC Holdings Corp. Term Loan 2L, (LIBOR USD 1-Month + 6.750%), 6.86%, 3/16/26	343
432,287	Live Nation Entertainment Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 1.88%, 10/17/26	422
1,044,443	Marriott Ownership Resorts Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 1.86%, 8/31/25	1,028
1,209,469	Scientific Games International Inc. Term Loan B5 1L, (LIBOR USD 1-Month + 2.750%), 2.86%, 8/14/24	1,194
1,161,563	Tacala Investment Corp. Term Loan B 1L, (LIBOR USD 1-Month + 3.250%), 4.50%, 2/05/27	1,159
560,000	Tacala Investment Corp. Term Loan B 2L, (LIBOR USD 1-Month + 7.500%), 8.25%, 2/05/28	560
600,000	United PF Holdings LLC Term Loan 1L, (LIBOR USD 1-Month + 4.000%), 4.00%, 12/30/26	582
487,059	Wyndham Hotels & Resorts Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 1.86%, 5/30/25	483
400,000	Zaxby’s Operating Co. LP Term Loan B 1L, (LIBOR USD 1-Month + 3.750%), 4.50%, 12/28/27	401
		11,933

Media (12%)
493,573	Altice Financing SA Term Loan B 1L, (LIBOR USD 3-Month + 2.750%), 2.93%, 7/15/25	485
500,000	Austin BidCo Inc. Term Loan B 1L, (LIBOR USD 1-Month + 4.250%), 5.00%, 2/11/28	506
497,500	Banijay Group U.S. Holding Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.750%), 3.86%, 3/01/25	495
1,000,000	Coral U.S. Co-Borrower LLC Term Loan B5 1L, (LIBOR USD 1-Month + 2.250%), 2.36%, 1/31/28	991
970,231	CSC Holdings LLC Term Loan B5 1L, (LIBOR USD 1-Month + 2.500%), 2.61%,4/15/27	967
985,000	Diamond Sports Group LLC Term Loan B 1L, (LIBOR USD 1-Month + 3.250%), 3.36%, 8/24/26	708
800,000	Endure Digital Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.500%), 4.25%, 2/10/28	793

66   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

299,250	EW Scripps Co. Term Loan B3 1L, (LIBOR USD 1-Month + 3.000%), 3.75%, 1/07/28	$299
1,000,000	Lamar Media Corp. Term Loan B 1L, (LIBOR USD 1-Month + 1.500%), 1.61%, 2/06/27	989
600,000	MH Sub I LLC Term Loan 1L, (LIBOR USD 3-Month + 3.500%), 3.61%, 9/15/24	596
600,000	Nielsen Finance LLC Term Loan B5 1L, (LIBOR USD 1-Month + 3.750%), 4.75%, 6/04/25	603
600,000	Univision Communications Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.750%), 4.75%, 3/24/26	602
550,000	UPC Financing Partnership Term Loan 1L, (LIBOR USD 1-Month + 3.000%), 3.00%, 1/31/29	546
576,923	UPC Financing Partnership Term Loan B2 1L, (LIBOR USD 1-Month + 3.500%), 3.61%, 1/31/29	573
600,000	Virgin Media Bristol LLC Term Loan Q 1L, (LIBOR USD 1-Month + 3.250%), 3.25%, 1/31/29	600
600,000	WideOpenWest Finance LLC Term Loan B 1L, (LIBOR USD 3-Month + 3.250%), 4.25%, 8/19/23	600
711,175	WMG Acquisition Corp. Term Loan G 1L, (LIBOR USD 3-Month + 2.125%), 2.23%, 1/20/28	707
		11,060

Real Estate (2%)
661,602	Iron Mountain Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 1.86%, 1/02/26	657
600,000	Starwood Property Mortgage LLC Term Loan B2 1L, (LIBOR USD 1-Month + 3.500%), 4.25%, 7/26/26	601
		1,258

Retail (7%)
530,311	Beacon Roofing Supply Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.250%), 2.36%, 1/02/25	529
548,438	BJ’s Wholesale Club Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%), 2.11%, 2/03/24	549
987,500	Dealer Tire LLC Term Loan B 1L, (LIBOR USD 1-Month + 4.250%),4.36%, 2/05/27	989
1,269,483	GOBP Holdings Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%), 2.86%, 10/22/25	1,269
550,000	GYP Holdings III Corp. Term Loan B 1L, (LIBOR USD 1-Month + 2.500%), 2.61%, 6/01/25	550
921,761	Harbor Freight Tools USA Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.000%), 3.75%, 10/19/27	922
600,000	Leslie’s Poolmart Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%), 3.25%, 3/09/28	598
500,000	Michaels Cos. Inc. Term Loan 1L, (LIBOR USD 1-Month + 4.250%), 5.00%,4/15/28	498
		5,904

Principal or Shares	Security Description	Value (000)

Service (1%)
500,000	Adtalem Global Education Inc. Term Loan B 1L, (LIBOR USD 1-Month + 4.500%), 5.25%, 2/12/28	$496
465,325	Aramark Services Inc. Term Loan B3 1L, (LIBOR USD 1-Month + 1.750%), 1.86%, 3/11/25	460
		956

Technology (9%)
600,000	Ahead DB Holdings LLC Term Loan B 1L, (LIBOR USD 1-Month + 3.750%), 4.50%, 10/16/27	604
600,000	Alphabet Holding Co. Inc. Term Loan 2L, (LIBOR USD 3-Month + 7.750%), 7.86%, 8/15/25	604
600,000	Avaya Inc. Term Loan B2 1L, (LIBOR USD 1-Month + 4.000%), 4.12%, 12/15/27	603
493,734	Blackboard Inc. Term Loan B5 1L, (LIBOR USD 3-Month + 6.000%), 7.00%, 6/30/24	494
475,191	BY Crown Parent LLC Term Loan B 1L, (LIBOR USD 1-Month + 3.000%), 4.00%, 1/30/26	476
600,000	Castle U.S. Holding Corp. Term Loan B 1L, (LIBOR USD 1-Month + 3.750%), 3.95%, 1/31/27	588
386,875	CDW LLC Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 1.86%, 8/17/23	388
600,000	Finastra USA Inc. Term Loan B 1L, (LIBOR USD 3-Month + 3.500%), 4.50%, 6/13/24	591
600,000	Informatica LLC Term Loan B 1L, (LIBOR USD 1-Month + 3.250%), 3.36%, 2/14/27	595
458,680	MPH Acquisition Holdings LLC Term Loan B 1L, (LIBOR USD 3-Month + 2.750%), 3.75%, 6/07/23	457
181,166	Peraton Corp. Term Loan B 1L, (LIBOR USD 1-Month + 3.750%), 4.50%, 2/01/28	181
318,834	Peraton Corp. Term Loan B 1L, (LIBOR USD 1-Month + 3.750%), 4.75%, 2/01/28	319
600,000	Pitney Bowes Inc. Term Loan B 1L, (LIBOR USD 1-Month + 4.000%), 4.11%, 3/19/28	600
496,250	Presidio Holdings Inc. Term Loan B 1L, (LIBOR USD 3-Month + 3.500%), 3.77%, 12/19/26	496
585,814	Sabre GLBL Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.000%), 2.11%, 2/22/24	580
501,225	Western Digital Corp. Term Loan B4 1L, (LIBOR USD 1-Month + 1.750%), 1.87%, 4/29/23	502
		8,078

Telecommunications (6%)
1,167,550	Altice France SA Term Loan B13 1L, (LIBOR USD 3-Month + 4.000%), 4.20%, 8/14/26	1,167
592,500	CenturyLink Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.250%), 2.36%, 3/15/27	586
921,836	Charter Communications Operating LLC Term LoanB21L, (LIBOR USD 1-Month + 1.750%), 1.86%, 2/01/27	918

Semi-Annual Report    67

            Payden Floating Rate Fund continued

Principal or Shares	Security Description	Value (000)

600,000	Consolidated Communications Inc. Term Loan B1 1L, (LIBOR USD 1-Month + 3.500%), 4.25%, 10/02/27	$600
500,000	Frontier Communications Holdings LLC Term LoanB1L, (LIBOR USD 1-Month + 3.750%), 4.50%, 10/08/27	499
600,000	Gogo Intermediate Holdings LLC Term Loan B 1L, (LIBOR USD 1-Month + 3.750%), 4.50%, 4/30/28	597
495,000	Iridium Satellite LLC Term Loan B1 1L, (LIBOR USD 1-Month + 2.750%), 3.75%, 11/04/26	497
600,000	LCPR Loan Financing LLC Term Loan 1L, (LIBOR USD 3-Month + 3.750%), 3.87%, 10/15/28	602
		5,466

Transportation (1%)
500,000	SkyMiles IP Ltd. Term Loan B 1L, (LIBOR USD 3-Month + 3.750%), 4.75%, 10/20/27	526
500,000	United Airlines Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.750%), 4.50%, 4/14/28	506
		1,032
Total Bank Loans (Cost - $74,314)		74,139

Corporate Bond (8%)
400,000	Antero Resources Corp., 5.63%, 6/01/23	402
400,000	Athabasca Oil Corp. 144A, 9.88%, 2/24/22 (b)	326
500,000	Baytex Energy Corp. 144A, 8.75%, 4/01/27 (b)	463
500,000	Callon Petroleum Co., 6.25%, 4/15/23	476
400,000	Callon Petroleum Co., 6.38%, 7/01/26	349
250,000	Centennial Resource Production LLC 144A, 5.38%, 1/15/26 (b)(d)	235
350,000	Coty Inc. 144A, 5.00%, 4/15/26 (b)	355
500,000	Covanta Holding Corp., 5.88%, 7/01/25	523
300,000	Crew Energy Inc., 6.50%, 3/14/24 CAD (e)(f)	226
500,000	Great Western Petroleum LLC/Great Western Finance Corp. 144A, 12.00%, 9/01/25 (b)	435
500,000	Independence Energy Finance LLC 144A, 7.25%, 5/01/26 (b)	502
250,000	Laredo Petroleum Inc., 9.50%, 1/15/25	258
500,000	Lithia Motors Inc. 144A, 5.25%, 8/01/25 (b)	518
650,000	NuVista Energy Ltd., 6.50%, 3/02/23 CAD (f)	521
300,000	PBF Holding Co. LLC/PBF Finance Corp. 144A, 9.25%, 5/15/25 (b)	315
500,000	Range Resources Corp., 9.25%, 2/01/26	550
325,000	SM Energy Co., 5.00%, 1/15/24	312
500,000	Southwestern Energy Co., 4.10%, 3/15/22	505
300,000	Vermilion Energy Inc. 144A, 5.63%, 3/15/25 (b)	287
Total Corporate Bond (Cost - $7,195)		7,558

Principal or Shares	Security Description	Value (000)

Mortgage Backed (5%)
814,795	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 11.750%), 11.86%, 10/25/28 (a)	$1,001
795,041	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 12.250%), 12.36%, 9/25/28 (a)	992
300,000	Freddie Mac STACR REMIC Trust 2020-DNA2 144A, (1 mo. LIBOR USD + 4.800%), 4.91%, 2/25/50 (a)(b)	282
300,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%), 4.71%, 12/25/42 (a)	308
663,449	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 10.500%), 10.61%, 5/25/28 (a)	751
494,064	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 12.750%), 12.86%, 8/25/29 (a)	550
677,428	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 11.750%), 11.86%, 5/25/43 (a)(b)	775
Total Mortgage Backed (Cost - $4,257)		4,659
U.S. Treasury (17%)
15,000,000	U.S. Treasury Bill, 0.00%, 6/24/21 (g) (Cost - $15,000)	15,000

Investment Company (14%)
12,647,355	Payden Cash Reserves Money Market Fund * (Cost - $12,647)	12,647

Total Investments (Cost - $114,598) (126%)		115,192
Liabilities in excess of Other Assets (-26%)		(23,815)

Net Assets (100%)		$91,377

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2021.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.
It has been deemed liquid under guidelines approved by the Board.
(c)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2021. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(d)

All or a portion of these securities are on loan. At April 30, 2021, the total market value of the Fund’s securities on loan is $89 and the total market value of the collateral held by the Fund is $94. Amounts in 000s.

(e)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(f)	Principal in foreign currency.
(g)	Yield to maturity at time ofpurchase.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Depreciation (000s)
Liabilities:
USD 730	CAD 915	State Street Bank & Trust Co.	06/22/2021	$(14)

68   Payden Mutual Funds

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements	$89
of Assets and Liabilities[1]
Non-cash Collateral[2]	(89)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

Semi-Annual Report    69

            Payden High Income Fund

The Fund seeks high current income and capital appreciation by generally investing in below investment grade debt instruments and income producing securities of U.S. and foreign issuers with no limit on the average portfolio maturity.

Portfolio Composition - percent of investments
Basic Industry	16%
Energy	15%
Healthcare	9%
Media	6%
Financial Services	5%
Consumer Goods	5%
Telecommunications	5%
Other	39%

Schedule of Investments - April 30, 2021 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (1%)
2,000,000	JPMorgan Chase Bank N.A. - CACLN 144A, 28.35%, 9/25/28 (a)	$2,003
2,500,000	Madison Park Funding XIII Ltd. 144A, (3 mo. LIBOR USD + 2.850%), 3.04%, 4/19/30 (a)(b)	2,476
Total Asset Backed (Cost - $4,437)		4,479
Bank Loans (c) (3%)
1,485,000	AI Convoy Luxembourg Sarl Term Loan B 1L, (LIBOR USD 1-Month + 3.500%), 4.50%, 1/20/27	1,486
3,503,000	Ascent Resources Utica Holdings LLC Term Loan 2L, (LIBOR USD 3-Month + 9.000%), 10.00%, 11/01/25	3,894
2,100,000	Flynn Restaurant Group LP Term Loan 2L, (LIBOR USD 1-Month + 7.000%), 7.11%, 6/29/26	2,079
1,284,931	GOBP Holdings Inc. Term Loan B 1L, (LIBOR USD 1-Month + 2.750%), 2.86%, 10/22/25	1,284
1,250,000	Informatica LLC Term Loan 2L, (LIBOR USD 3-Month + 7.125%), 7.13%, 2/25/25	1,280
2,680,000	K-MAC Holdings Corp. Term Loan 2L, (LIBOR USD 1-Month + 6.750%),6.86%, 3/16/26	2,669
1,000,000	Organon & Co. Term Loan B 1L, (LIBOR USD 1-Month + 3.000%), 3.50%, 4/08/28	999
1,000,000	PetSmart Inc. Term Loan B 1L, (LIBOR USD 3-Month + 3.500%), 4.50%, 2/12/28	1,004
1,270,000	Sotera Health Holdings LLC Term Loan 1L, (LIBOR USD 3-Month + 2.750%), 3.25%, 12/13/26	1,265
2,505,000	Tacala Investment Corp. Term Loan B 2L, (LIBOR USD 1-Month + 7.500%), 8.25%, 2/05/28	2,507
1,250,000	TIBCO Software Inc. Term Loan 2L, (LIBOR USD 1-Month + 7.250%), 7.36%, 3/04/28	1,268
2,000,000	Zaxby’s Operating Co. LP Term Loan B 2L, (LIBOR USD 1-Month + 6.500%), 7.25%, 12/28/28	2,035
Total Bank Loans (Cost - $20,953)		21,770
Corporate Bond (91%)
Automotive (3%)
800,000	Allison Transmission Inc. 144A, 3.75%, 1/30/31 (a)	773
1,500,000	Allison Transmission Inc. 144A, 4.75%, 10/01/27 (a)	1,574
1,000,000	American Axle & Manufacturing Inc., 6.25%, 3/15/26	1,028

Principal or Shares	Security Description	Value (000)

450,000	Clarios Global LP/Clarios U.S. Finance Co. 144A, 6.25%, 5/15/26 (a)	$478
500,000	Dana Inc., 5.38%, 11/15/27	534
1,500,000	Ford Motor Co., 4.75%, 1/15/43	1,515
700,000	Ford Motor Co., 8.50%, 4/21/23	785
1,500,000	Ford Motor Co., 9.00%, 4/22/25	1,834
400,000	Ford Motor Co., 9.63%, 4/22/30	561
2,000,000	Ford Motor Credit Co. LLC, 3.82%, 11/02/27	2,053
2,050,000	Ford Motor Credit Co. LLC, 4.06%, 11/01/24	2,161
1,000,000	Ford Motor Credit Co. LLC, 5.88%, 8/02/21	1,011
2,000,000	Goodyear Tire & Rubber Co., 5.00%, 5/31/26	2,056
1,000,000	IHO Verwaltungs GmbH, 3.75%, 9/15/26 EUR (d)(e)	1,235
2,000,000	Wheel Pros Inc. 144A, 6.50%, 5/15/29 (a)	2,008
		19,606
Banking (1%)
1,500,000	Bank of America Corp., (3 mo. LIBOR USD + 2.931%), 5.88%, (b)(f)	1,693
2,000,000	CIT Group Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.372%), 4.13%, 11/13/29 (b)	2,050
1,500,000	Citigroup Inc., (3 mo. LIBOR USD + 4.068%), 5.95%, (b)(f)	1,587
1,000,000	Deutsche Bank AG, (USD Swap Rate 11:00 am NY 1 + 2.553%), 4.88%, 12/01/32 (b)	1,082
1,500,000	Lloyds Bank PLC 144A, (3 mo. LIBOR USD + 11.756%), 12.00%, (a)(b)(f)	1,663
		8,075
Basic Industry (17%)
1,550,000	Alcoa Nederland Holding BV 144A, 4.13%, 3/31/29 (a)	1,585
1,000,000	Alcoa Nederland Holding BV 144A, 5.50%, 12/15/27 (a)	1,085
2,750,000	ARD Finance SA 144A, 6.50%, 6/30/27 (a)	2,881
3,930,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 144A, 4.00%, 9/01/29 (a)	3,918
1,828,000	Ashland LLC, 6.88%, 5/15/43	2,307
2,000,000	Big River Steel LLC/BRS Finance Corp.144A, 6.63%, 1/31/29 (a)	2,164
2,000,000	BWX Technologies Inc. 144A, 5.38%, 7/15/26 (a)	2,065
2,000,000	Cascades Inc./Cascades USA Inc. 144A, 5.38%, 1/15/28 (a)	2,087
1,300,000	CF Industries Inc., 5.15%, 3/15/34	1,525
1,500,000	Cleveland-Cliffs Inc., 5.88%,6/01/27	1,575
1,750,000	Coeur Mining Inc. 144A, 5.13%, 2/15/29 (a)	1,699

70   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,500,000	Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	$1,828
1,500,000	Energizer Holdings Inc. 144A, 4.38%, 3/31/29 (a)	1,491
2,000,000	First Quantum Minerals Ltd. 144A, 7.25%, 4/01/23 (a)	2,040
3,100,000	FMG Resources August 2006 Pty Ltd. 144A, 4.38%, 4/01/31 (a)	3,224
1,000,000	FMG Resources August 2006 Pty Ltd. 144A, 4.50%, 9/15/27 (a)	1,088
2,600,000	Freeport-McMoRan Inc., 5.00%, 9/01/27	2,762
500,000	Freeport-McMoRan Inc., 5.40%, 11/14/34	603
960,000	Freeport-McMoRan Inc., 5.45%, 3/15/43	1,174
1,000,000	GrafTech Finance Inc. 144A, 4.63%, 12/15/28 (a)	1,030
1,000,000	Graphic Packaging International LLC 144A, 4.75%, 7/15/27 (a)	1,092
1,500,000	H&E Equipment Services Inc. 144A, 3.88%, 12/15/28 (a)	1,466
1,200,000	HB Fuller Co., 4.00%, 2/15/27	1,244
1,000,000	HB Fuller Co., 4.25%, 10/15/28	1,020
1,000,000	Howmet Aerospace Inc., 5.13%, 10/01/24	1,097
2,750,000	IAMGOLD Corp. 144A, 5.75%, 10/15/28 (a)	2,863
1,250,000	James Hardie International Finance DAC 144A, 5.00%, 1/15/28 (a)	1,329
1,500,000	KBR Inc. 144A, 4.75%, 9/30/28 (a)	1,517
1,000,000	Kraton Polymers LLC/Kraton Polymers Capital Corp. 144A, 4.25%, 12/15/25 (a)	1,016
1,500,000	MasTec Inc. 144A, 4.50%, 8/15/28 (a)	1,566
3,500,000	Mauser Packaging Solutions Holding Co. 144A, 7.25%, 4/15/25 (a)	3,408
2,200,000	Mercer International Inc. 144A, 5.13%, 2/01/29 (a)	2,277
1,000,000	Meritage Homes Corp., 5.13%, 6/06/27	1,122
2,523,000	Moog Inc. 144A, 4.25%, 12/15/27 (a)	2,599
1,500,000	Mueller Water Products Inc. 144A, 5.50%, 6/15/26 (a)	1,555
2,650,000	NOVA Chemicals Corp. 144A, 4.25%, 5/15/29 (a)	2,630
1,850,000	Novelis Corp. 144A, 4.75%, 1/30/30 (a)	1,926
1,800,000	OCI NV 144A, 4.63%, 10/15/25 (a)	1,880
1,500,000	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 144A, 4.00%, 10/15/27 (a)	1,485
2,650,000	Sensata Technologies BV 144A, 4.00%, 4/15/29 (a)	2,670
500,000	Spirit AeroSystems Inc., 4.60%, 6/15/28	490
1,000,000	Spirit AeroSystems Inc. 144A, 7.50%, 4/15/25 (a)	1,073
1,000,000	Standard Industries Inc. 144A, 4.75%, 1/15/28 (a)	1,033
500,000	Standard Industries Inc. 144A, 5.00%, 2/15/27 (a)	516
2,000,000	Stevens Holding Co. Inc. 144A, 6.13%, 10/01/26 (a)	2,157
1,500,000	Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc. 144A, 5.63%, 3/01/24 (a)	1,627
1,750,000	Terex Corp. 144A, 5.00%, 5/15/29 (a)	1,822

Principal or Shares	Security Description	Value (000)

1,500,000	Toll Brothers Finance Corp., 3.80%, 11/01/29	$1,601
4,500,000	TransDigm Inc. 144A, 4.88%, 5/01/29 (a)	4,438
900,000	TransDigm Inc., 6.50%, 5/15/25	914
250,000	TransDigm Inc. 144A, 8.00%, 12/15/25 (a)	272
1,500,000	TransDigm UK Holdings PLC, 6.88%, 5/15/26	1,582
1,500,000	Tri Pointe Homes Inc., 5.25%,6/01/27	1,618
2,650,000	TriMas Corp. 144A, 4.13%, 4/15/29 (a)	2,647
2,650,000	Trinseo Materials Operating SCA/Trinseo Materials Finance Inc. 144A, 5.13%, 4/01/29 (a)	2,695
2,000,000	Trivium Packaging Finance BV 144A, 8.50%, 8/15/27 (a)	2,147
3,500,000	Tronox Inc. 144A, 4.63%, 3/15/29 (a)	3,579
2,300,000	TTM Technologies Inc. 144A, 4.00%, 3/01/29 (a)	2,306
2,000,000	Univar Solutions USA Inc. 144A, 5.13%, 12/01/27 (a)	2,092
2,650,000	VM Consolidated Inc. 144A, 5.50%, 4/15/29 (a)	2,698
		111,200
Consumer Goods (7%)
1,600,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 3.50%, 3/15/29 (a)	1,538
1,400,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 4.88%, 2/15/30 (a)	1,459
3,000,000	Coty Inc. 144A, 5.00%, 4/15/26 (a)	3,039
2,500,000	Dole Food Co. Inc. 144A, 7.25%, 6/15/25 (a)	2,556
1,476,000	KeHE Distributors LLC/KeHE Finance Corp. 144A, 8.63%, 10/15/26 (a)(g)	1,653
2,000,000	Kraft Heinz Foods Co., 3.88%, 5/15/27	2,180
2,850,000	Kraft Heinz Foods Co., 5.00%, 7/15/35	3,334
3,250,000	Kraft Heinz Foods Co., 5.00%, 6/04/42	3,759
2,000,000	MDC Holdings Inc., 2.50%, 1/15/31	1,938
750,000	Newell Brands Inc., 4.70%, 4/01/26	837
500,000	Newell Brands Inc., 5.88%, 4/01/36	624
1,800,000	Post Holdings Inc. 144A, 4.50%, 9/15/31 (a)	1,789
900,000	Post Holdings Inc. 144A, 4.63%, 4/15/30 (a)	910
1,750,000	Post Holdings Inc. 144A, 5.50%, 12/15/29 (a)	1,886
2,900,000	Primo Water Holdings Inc. 144A, 4.38%, 4/30/29 (a)	2,897
2,600,000	Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed 144A, 4.63%, 3/01/29 (a)	2,623
2,600,000	Spectrum Brands Inc. 144A, 3.88%, 3/15/31 (a)	2,551
2,100,000	U.S. Foods Inc. 144A, 4.75%, 2/15/29 (a)	2,121
3,500,000	United Natural Foods Inc. 144A, 6.75%, 10/15/28 (a)	3,776
1,750,000	WASH Multifamily Acquisition Inc. 144A, 5.75%, 4/15/26 (a)	1,820
2,000,000	WESCO Distribution Inc. 144A, 7.13%, 6/15/25 (a)	2,163
1,000,000	Winnebago Industries Inc. 144A, 6.25%, 7/15/28 (a)	1,086
		46,539
Energy (15%)
2,300,000	Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A, 5.75%, 3/01/27 (a)	2,329

Semi-Annual Report    71

            Payden High Income Fund continued

Principal or Shares	Security Description	Value (000)

1,000,000	Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A, 7.88%, 5/15/26 (a)	$1,091
1,100,000	Antero Resources Corp. 144A, 4.25%, 9/01/26 (a)(g)	2,520
395,000	Antero Resources Corp. 144A, 7.63%, 2/01/29 (a)	429
1,000,000	Apache Corp., 5.10%, 9/01/40	1,028
2,050,000	Athabasca Oil Corp. 144A, 9.88%, 2/24/22 (a)	1,673
1,000,000	Baytex Energy Corp. 144A, 5.63%, 6/01/24 (a)	937
4,046,000	Baytex Energy Corp. 144A, 8.75%, 4/01/27 (a)	3,748
2,386,011	Bonanza Creek Energy Inc., 7.50%, 4/30/26	2,398
1,580,000	California Resources Corp. 144A, 7.13%, 2/01/26 (a)	1,621
900,000	Callon Petroleum Co., 6.13%, 10/01/24 (g)	836
1,750,000	Callon Petroleum Co., 6.25%, 4/15/23	1,668
1,000,000	Callon Petroleum Co., 6.38%, 7/01/26 (g)	871
2,000,000	Centennial Resource Production LLC, 3.25%, 4/01/28 (g)	1,973
1,500,000	Centennial Resource Production LLC 144A, 5.38%, 1/15/26 (a)(g)	1,407
1,500,000	Centennial Resource Production LLC 144A, 6.88%, 4/01/27 (a)(g)	1,416
2,000,000	CNX Midstream Partners LP/CNX Midstream Finance Corp. 144A, 6.50%, 3/15/26 (a)	2,072
825,000	CNX Resources Corp. 144A, 7.25%, 3/14/27 (a)	892
2,744,000	Crew Energy Inc., 6.50%, 3/14/24 CAD (d)(e)	2,065
3,100,000	CrownRock LP/CrownRock Finance Inc. 144A, 5.00%, 5/01/29 (a)	3,178
1,000,000	DCP Midstream Operating LP 144A, 6.75%, 9/15/37 (a)	1,160
500,000	EnLink Midstream Partners LP, 4.40%, 4/01/24	514
1,000,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	1,031
2,100,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (a)	2,163
2,150,000	Great Western Petroleum LLC/Great Western Finance Corp.144A, 12.00%, 9/01/25 (a)	1,870
1,500,000	Holly Energy Partners LP/Holly Energy Finance Corp. 144A, 5.00%, 2/01/28 (a)	1,552
6,300,000	Independence Energy Finance LLC 144A, 7.25%, 5/01/26 (a)	6,331
2,600,000	Indigo Natural Resources LLC 144A, 5.38%, 2/01/29 (a)	2,584
1,750,000	Laredo Petroleum Inc., 9.50%, 1/15/25	1,805
1,500,000	Northern Oil and Gas Inc. 144A, 8.13%, 3/01/28 (a)	1,544
3,100,000	Northriver Midstream Finance LP 144A, 5.63%, 2/15/26 (a)	3,201
2,500,000	NuVista Energy Ltd., 6.50%, 3/02/23 CAD (e)	2,003
3,100,000	Oasis Midstream Partners LP/OMP Finance Corp. 144A, 8.00%,4/01/29 (a)	3,177
1,000,000	Occidental Petroleum Corp., 3.40%, 4/15/26	990
1,000,000	Occidental Petroleum Corp., 4.20%, 3/15/48	844
500,000	Occidental Petroleum Corp., 4.40%, 4/15/46	441
1,500,000	Occidental Petroleum Corp., 4.63%, 6/15/45	1,362
2,000,000	Occidental Petroleum Corp., 5.88%, 9/01/25	2,188
2,000,000	Occidental Petroleum Corp., 7.88%, 9/15/31	2,436

Principal or Shares	Security Description	Value (000)

500,000	Occidental Petroleum Corp., 8.50%, 7/15/27	$609
1,500,000	Oil States International Inc. 144A, 4.75%, 4/01/26 (a)	1,372
1,900,000	Parkland Corp. 144A, 4.50%, 10/01/29 (a)	1,942
1,500,000	Parkland Corp. 144A, 5.88%, 7/15/27 (a)	1,599
2,250,000	PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	1,703
1,500,000	PBF Holding Co. LLC/PBF Finance Corp. 144A, 9.25%, 5/15/25 (a)	1,573
2,500,000	Range Resources Corp., 9.25%, 2/01/26	2,748
500,000	SM Energy Co., 5.63%, 6/01/25	478
1,000,000	SM Energy Co., 6.75%, 9/15/26	969
1,000,000	Sunoco LP/Sunoco Finance Corp., 5.88%, 3/15/28	1,061
2,000,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A, 4.00%, 1/15/32 (a)	1,967
2,000,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.88%, 4/15/26	2,099
1,750,000	Teine Energy Ltd. 144A, 6.88%, 4/15/29 (a)	1,776
1,500,000	TerraForm Power Operating LLC 144A, 4.75%, 1/15/30 (a)	1,564
1,250,000	TerraForm Power Operating LLC 144A, 5.00%, 1/31/28 (a)	1,343
1,600,000	TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 2/15/26	1,614
1,200,000	Vermilion Energy Inc. 144A, 5.63%, 3/15/25 (a)	1,147
1,000,000	Western Midstream Operating LP, 4.65%, 7/01/26	1,072
		97,984
Financial Services (5%)
2,550,000	Ally Financial Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.868%), 4.70%, 8/15/69 (b)(f)	2,591
3,100,000	Compass Group Diversified Holdings LLC 144A, 5.25%, 4/15/29 (a)	3,274
1,500,000	Enact Holdings Inc. 144A, 6.50%, 8/15/25 (a)	1,631
2,500,000	goeasy Ltd. 144A, 5.38%, 12/01/24 (a)	2,594
1,500,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A, 4.38%, 2/01/29 (a)	1,457
850,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26	897
2,650,000	LPL Holdings Inc. 144A, 4.00%, 3/15/29 (a)	2,653
2,350,000	Midcap Financial Issuer Trust 144A, 6.50%, 5/01/28 (a)	2,438
2,000,000	Nationstar Mortgage Holdings Inc. 144A, 5.13%, 12/15/30 (a)	1,982
2,500,000	Navient Corp., 5.50%, 1/25/23	2,619
1,000,000	Navient Corp., 5.88%, 10/25/24	1,054
1,172,000	Navient Corp., 7.25%, 9/25/23	1,276
1,000,000	OneMain Finance Corp., 4.00%, 9/15/30	969
1,000,000	OneMain Finance Corp., 5.38%, 11/15/29	1,080
350,000	OneMain Finance Corp., 6.63%, 1/15/28	399
2,000,000	OneMain Finance Corp., 6.88%, 3/15/25	2,275
450,000	OneMain Finance Corp., 8.88%, 6/01/25	499
1,050,000	PennyMac Financial Services Inc. 144A, 4.25%, 2/15/29 (a)	1,007
1,500,000	PRA Group Inc. 144A, 7.38%, 9/01/25 (a)	1,610

72   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

2,700,000	SLM Corp., 5.13%, 4/05/22	$2,769
		35,074
Healthcare (9%)
1,350,000	Bausch Health Americas Inc. 144A, 9.25%, 4/01/26 (a)	1,498
1,000,000	Bausch Health Cos. Inc. 144A, 5.00%, 1/30/28 (a)	1,016
2,000,000	Bausch Health Cos. Inc. 144A, 5.00%, 2/15/29 (a)	2,006
1,000,000	Bausch Health Cos. Inc. 144A, 7.00%, 1/15/28 (a)	1,089
1,000,000	Bausch Health Cos. Inc. 144A, 9.00%, 12/15/25 (a)	1,086
950,000	Catalent Pharma Solutions Inc. 144A, 5.00%, 7/15/27 (a)	996
1,500,000	Centene Corp., 4.25%, 12/15/27	1,574
2,000,000	Centene Corp., 4.63%, 12/15/29	2,168
660,000	Centene Corp. 144A, 5.38%, 6/01/26 (a)	688
1,500,000	Centene Corp. 144A, 5.38%, 8/15/26 (a)	1,575
2,200,000	Charles River Laboratories International Inc. 144A, 3.75%, 3/15/29 (a)	2,241
950,000	CHS/Community Health Systems Inc. 144A, 6.63%, 2/15/25 (a)	1,003
500,000	CHS/Community Health Systems Inc. 144A, 8.00%, 12/15/27 (a)	551
2,500,000	DaVita Inc. 144A, 3.75%, 2/15/31 (a)	2,378
900,000	DaVita Inc. 144A, 4.63%, 6/01/30 (a)	912
2,650,000	Edgewell Personal Care Co. 144A, 4.13%, 4/01/29 (a)	2,649
1,500,000	Encompass Health Corp., 4.75%, 2/01/30	1,577
1,100,000	HCA Inc., 3.50%, 9/01/30	1,131
1,000,000	HCA Inc., 5.63%, 9/01/28	1,168
860,000	HCA Inc., 5.88%, 2/01/29	1,016
1,500,000	HCA Inc., 7.69%, 6/15/25	1,794
2,000,000	Molina Healthcare Inc. 144A, 3.88%, 11/15/30 (a)	2,063
2,500,000	Organon Finance 1 LLC 144A, 5.13%, 4/30/31 (a)	2,597
2,475,000	Prestige Brands Inc. 144A, 3.75%, 4/01/31 (a)	2,379
1,750,000	Prime Healthcare Services Inc. 144A, 7.25%, 11/01/25 (a)	1,885
1,900,000	Radiology Partners Inc. 144A, 9.25%, 2/01/28 (a)	2,091
1,000,000	RP Escrow Issuer LLC 144A, 5.25%, 12/15/25 (a)	1,042
2,500,000	Select Medical Corp. 144A, 6.25%, 8/15/26 (a)	2,661
2,500,000	Syneos Health Inc. 144A, 3.63%, 1/15/29 (a)	2,447
750,000	Tenet Healthcare Corp. 144A, 4.63%, 6/15/28 (a)	776
1,800,000	Tenet Healthcare Corp. 144A, 4.88%, 1/01/26 (a)	1,873
1,000,000	Tenet Healthcare Corp.144A, 6.13%, 10/01/28 (a)	1,057
2,000,000	Tenet Healthcare Corp., 6.75%, 6/15/23	2,187
500,000	Tenet Healthcare Corp. 144A, 7.50%, 4/01/25 (a)	539
1,000,000	Teva Pharmaceutical Finance Netherlands II BV, 1.13%, 10/15/24 EUR (d)(e)	1,136

Principal or Shares	Security Description	Value (000)

1,500,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26	$1,410
		56,259
Insurance (1%)
1,750,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 144A, 6.75%, 10/15/27 (a)	1,841
1,450,000	Assurant Inc., (3 mo. LIBOR USD + 4.135%), 7.00%, 3/27/48 (b)	1,642
1,750,000	BroadStreet Partners Inc. 144A, 5.88%, 4/15/29 (a)	1,779
2,050,000	HUB International Ltd. 144A, 7.00%, 5/01/26 (a)	2,127
2,000,000	NMI Holdings Inc. 144A, 7.38%, 6/01/25 (a)	2,303
		9,692
Leisure (4%)
2,000,000	Caesars Entertainment Inc. 144A, 6.25%, 7/01/25 (a)	2,129
250,000	Caesars Resort Collection LLC/CRC Finco Inc. 144A, 5.75%, 7/01/25 (a)	264
1,000,000	Carnival Corp.144A, 5.75%, 3/01/27 (a)	1,056
1,000,000	Carnival Corp. 144A, 7.63%, 3/01/26 (a)	1,096
1,400,000	Carnival Corp. 144A, 11.50%, 4/01/23 (a)	1,611
1,500,000	Churchill Downs Inc. 144A, 4.75%, 1/15/28 (a)	1,543
1,750,000	Full House Resorts Inc. 144A, 8.25%, 2/15/28 (a)	1,887
1,800,000	Hilton Domestic Operating Co. Inc. 144A, 5.75%, 5/01/28 (a)	1,939
1,050,000	International Game Technology PLC 144A, 4.13%, 4/15/26 (a)	1,083
3,500,000	IRB Holding Corp. 144A, 6.75%, 2/15/26 (a)	3,630
1,000,000	MGM Resorts International, 4.75%, 10/15/28	1,056
550,000	MGM Resorts International, 6.75%, 5/01/25	591
1,300,000	NCL Corp. Ltd. 144A, 5.88%, 3/15/26 (a)	1,361
500,000	Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	514
900,000	Royal Caribbean Cruises Ltd. 144A, 5.50%, 4/01/28 (a)	945
1,000,000	Royal Caribbean Cruises Ltd. 144A, 11.50%,6/01/25 (a)	1,160
1,000,000	Travel + Leisure Co., 6.00%, 4/01/27	1,121
1,000,000	Travel + Leisure Co. 144A, 6.63%, 7/31/26 (a)	1,148
1,000,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 144A, 5.50%, 3/01/25 (a)	1,069
		25,203
Media (7%)
1,000,000	Altice Financing SA 144A, 5.00%, 1/15/28 (a)	988
2,000,000	AMC Networks Inc., 4.25%, 2/15/29	1,977
750,000	CCO Holdings LLC/CCO HoldingsCapital Corp. 144A, 4.00%, 3/01/23 (a)	759
500,000	CCO Holdings LLC/CCO HoldingsCapital Corp. 144A, 4.25%, 2/01/31 (a)	501
1,500,000	CCO Holdings LLC/CCO HoldingsCapital Corp. 144A, 4.50%, 8/15/30 (a)	1,528
1,000,000	CCO Holdings LLC/CCO HoldingsCapital Corp. 144A, 4.50%, 5/01/32 (a)	1,011
1,600,000	CCO Holdings LLC/CCO HoldingsCapital Corp. 144A, 4.75%, 3/01/30 (a)	1,672

Semi-Annual Report    73

            Payden High Income Fund continued

Principal or Shares	Security Description	Value (000)

2,550,000	CCO Holdings LLC/CCO HoldingsCapital Corp. 144A, 5.38%, 6/01/29 (a)	$2,772
2,000,000	CSC Holdings LLC 144A, 4.13%, 12/01/30 (a)	1,992
1,000,000	CSC Holdings LLC 144A, 4.63%, 12/01/30 (a)	979
500,000	CSC Holdings LLC 144A, 6.50%, 2/01/29 (a)	553
1,300,000	Diamond Sports Group LLC/Diamond Sports Finance Co. 144A, 5.38%, 8/15/26 (a)	951
1,000,000	DISH DBS Corp., 7.38%, 7/01/28	1,081
1,500,000	DISH DBS Corp., 7.75%, 7/01/26	1,731
1,750,000	Endure Digital Inc. 144A, 6.00%, 2/15/29 (a)	1,680
2,500,000	Gray Television Inc. 144A, 4.75%, 10/15/30 (a)	2,503
2,500,000	Lamar Media Corp., 4.88%, 1/15/29	2,637
1,750,000	LCPR Senior Secured Financing DAC 144A, 5.13%, 7/15/29 (a)	1,798
1,500,000	Match Group Holdings II LLC 144A, 4.63%, 6/01/28 (a)	1,551
750,000	Netflix Inc. 144A, 4.88%, 6/15/30 (a)	871
1,000,000	Netflix Inc. 144A, 5.38%, 11/15/29 (a)	1,189
2,000,000	Nexstar Broadcasting Inc. 144A, 4.75%, 11/01/28 (a)	2,040
2,000,000	Nielsen Finance LLC/Nielsen Finance Co. 144A, 5.63%, 10/01/28 (a)	2,135
1,000,000	Scripps Escrow Inc. 144A, 5.88%, 7/15/27 (a)	1,054
1,000,000	Sinclair Television Group Inc. 144A, 4.13%, 12/01/30 (a)	976
2,000,000	Sinclair Television Group Inc. 144A, 5.50%, 3/01/30 (a)	1,992
2,500,000	Sirius XM Radio Inc. 144A, 5.00%, 8/01/27 (a)	2,621
1,500,000	Virgin Media Secured Finance PLC 144A, 5.50%, 5/15/29 (a)	1,606
2,500,000	WMG Acquisition Corp. 144A, 3.00%, 2/15/31 (a)	2,353
		45,501
Real Estate (3%)
1,180,000	Diversified Healthcare Trust, 4.75%, 2/15/28	1,183
1,000,000	EPR Properties, 4.75%, 12/15/26	1,052
1,450,000	Iron Mountain Inc. 144A, 4.88%, 9/15/29 (a)	1,480
1,500,000	Iron Mountain Inc. 144A, 5.25%, 3/15/28 (a)	1,575
1,000,000	iStar Inc., 4.75%, 10/01/24	1,044
2,500,000	Kennedy-Wilson Inc., 4.75%, 3/01/29	2,588
1,000,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 5.75%, 2/01/27	1,117
1,500,000	MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 8/01/29	1,590
2,000,000	SBA Communications Corp., 3.88%, 2/15/27	2,049
1,000,000	Service Properties Trust, 7.50%, 9/15/25	1,134
900,000	Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC 144A, 4.75%, 4/15/28 (a)	898
1,300,000	Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC 144A, 6.50%, 2/15/29 (a)	1,294
1,200,000	VICI Properties LP/VICI Note Co. Inc. 144A, 4.13%, 8/15/30 (a)	1,220
		18,224
Retail (4%)
1,500,000	1011778 BC ULC/New Red Finance Inc. 144A, 4.00%, 10/15/30 (a)	1,464

Principal or Shares	Security Description	Value (000)

1,750,000	Bloomin’ Brands Inc./OSI Restaurant Partners LLC 144A, 5.13%, 4/15/29 (a)	$1,796
1,800,000	Dealer Tire LLC/DT Issuer LLC 144A, 8.00%, 2/01/28 (a)	1,907
2,000,000	FirstCash Inc. 144A, 4.63%, 9/01/28 (a)	2,058
1,500,000	Group 1 Automotive Inc. 144A, 4.00%, 8/15/28 (a)	1,500
1,000,000	L Brands Inc. 144A, 6.63%, 10/01/30 (a)	1,154
500,000	L Brands Inc.,6.88%, 11/01/35	607
650,000	L Brands Inc., 7.50%,6/15/29	755
700,000	Lithia Motors Inc. 144A, 4.63%, 12/15/27 (a)	736
1,500,000	Lithia Motors Inc. 144A, 5.25%, 8/01/25 (a)	1,554
1,300,000	Macy’s Retail Holdings LLC 144A, 5.88%, 4/01/29 (a)(g)	1,336
1,000,000	Nordstrom Inc., 4.38%, 4/01/30 (g)	1,027
1,000,000	Penske Automotive Group Inc., 5.50%, 5/15/26	1,034
1,000,000	QVC Inc., 4.38%, 9/01/28	1,025
2,333,000	Sonic Automotive Inc., 6.13%, 3/15/27	2,436
1,200,000	Yum! Brands Inc., 3.63%, 3/15/31	1,186
2,000,000	Yum! Brands Inc., 6.88%, 11/15/37	2,438
875,000	Yum! Brands Inc. 144A, 7.75%, 4/01/25 (a)	957
		24,970
Service (3%)
3,100,000	Adtalem Global Education Inc. 144A, 5.50%, 3/01/28 (a)	3,112
500,000	Aramark Services Inc., 4.75%, 6/01/26	513
800,000	Aramark Services Inc. 144A, 5.00%, 2/01/28 (a)	838
1,000,000	Avis Budget Car Rental LLC/Avis Budget Finance Inc. 144A, 5.75%, 7/15/27 (a)(g)	1,060
900,000	Carriage Services Inc. 144A, 4.25%, 5/15/29 (a)	897
1,250,000	Cimpress PLC 144A, 7.00%, 6/15/26 (a)	1,318
1,000,000	Covanta Holding Corp., 5.00%, 9/01/30	1,028
1,000,000	Covanta Holding Corp., 5.88%, 7/01/25	1,046
1,000,000	Covanta Holding Corp., 6.00%, 1/01/27	1,049
1,000,000	Gartner Inc. 144A, 3.75%, 10/01/30 (a)	1,004
1,000,000	Gartner Inc. 144A, 4.50%, 7/01/28 (a)	1,053
2,000,000	Prime Security Services Borrower LLC/Prime Finance Inc. 144A, 3.38%, 8/31/27 (a)	1,935
1,250,000	United Rentals North America Inc., 4.88%, 1/15/28	1,325
2,000,000	United Rentals North America Inc., 5.88%, 9/15/26	2,090
		18,268
Technology (3%)
1,500,000	ACI Worldwide Inc. 144A, 5.75%, 8/15/26 (a)	1,582
1,750,000	Ahead DB Holdings LLC 144A, 6.63%, 5/01/28 (a)	1,783
2,000,000	ams AG 144A, 7.00%, 7/31/25 (a)	2,135
1,000,000	Booz Allen Hamilton Inc. 144A, 3.88%, 9/01/28 (a)	1,000
950,000	Castle U.S. Holding Corp. 144A, 9.50%, 2/15/28 (a)	980
1,500,000	CDK Global Inc. 144A, 5.25%, 5/15/29 (a)	1,611
1,000,000	CDW LLC/CDW Finance Corp., 3.25%, 2/15/29	992
500,000	Dell International LLC/EMC Corp. 144A, 8.35%, 7/15/46 (a)	785
900,000	NCR Corp. 144A, 5.13%, 4/15/29 (a)	927

74   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,500,000	NCR Corp. 144A, 5.25%, 10/01/30 (a)	$1,554
500,000	PTC Inc. 144A, 4.00%, 2/15/28 (a)	514
1,800,000	Science Applications International Corp. 144A, 4.88%, 4/01/28 (a)	1,862
1,200,000	Seagate HDD Cayman 144A, 3.38%, 7/15/31 (a)	1,157
2,080,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 144A, 3.88%, 2/01/29 (a)	2,057
		18,939
Telecommunications (5%)
2,000,000	Advantage Sales & Marketing Inc. 144A, 6.50%, 11/15/28 (a)	2,120
2,650,000	Altice France SA 144A, 5.13%, 7/15/29 (a)	2,657
1,000,000	Altice France SA, 5.88%, 2/01/27 EUR (d)(e)	1,283
2,500,000	Altice France SA 144A, 7.38%, 5/01/26 (a)	2,595
1,000,000	Altice France SA 144A, 8.13%, 2/01/27 (a)	1,098
3,100,000	Consolidated Communications Inc. 144A, 5.00%, 10/01/28 (a)	3,150
1,000,000	Frontier Communications Corp. 144A, 5.88%, 10/15/27 (a)	1,064
1,000,000	Frontier Communications Corp. 144A, 6.75%, 5/01/29 (a)	1,055
2,000,000	Level 3 Financing Inc. 144A, 4.25%, 7/01/28 (a)	2,018
1,000,000	Lumen Technologies Inc., 5.63%, 4/01/25	1,080
2,160,000	Lumen Technologies Inc., 5.80%, 3/15/22	2,231
1,000,000	Lumen Technologies Inc., 6.88%, 1/15/28	1,129
1,000,000	Lumen Technologies Inc., 7.60%, 9/15/39	1,149
1,000,000	Sprint Corp., 7.13%, 6/15/24	1,156
3,500,000	Sprint Corp., 7.63%, 3/01/26	4,296
2,200,000	Telecom Italia Capital SA, 6.38%, 11/15/33	2,592
1,000,000	Vmed O2 UK Financing I PLC 144A, 4.25%, 1/31/31 (a)	969
		31,642
Transportation (1%)
1,000,000	American Airlines Inc. 144A, 11.75%, 7/15/25 (a)	1,254
2,000,000	Delta Air Lines Inc./SkyMiles IP Ltd. 144A, 4.75%, 10/20/28 (a)	2,198
2,000,000	Fortress Transportation and Infrastructure Investors LLC 144A, 6.50%, 10/01/25 (a)	2,082
1,000,000	Fortress Transportation and Infrastructure Investors LLC 144A, 9.75%, 8/01/27 (a)	1,156
946,320	MV24 Capital BV 144A, 6.75%, 6/01/34 (a)	1,005
1,025,000	United Airlines Holdings Inc., 5.00%, 2/01/24 (g)	1,056
		8,751
Utility (3%)
500,000	Calpine Corp. 144A, 4.50%, 2/15/28 (a)	506
1,000,000	Calpine Corp. 144A, 4.63%, 2/01/29 (a)	987
1,000,000	Calpine Corp. 144A, 5.13%, 3/15/28 (a)	1,017
771,000	Calpine Corp.144A, 5.25%, 6/01/26 (a)	793
2,000,000	DPL Inc., 4.35%, 4/15/29	2,172
2,000,000	FirstEnergy Corp., 4.40%, 7/15/27	2,192
1,500,000	FirstEnergy Corp., 7.38%, 11/15/31	2,032
1,500,000	NextEra Energy Operating Partners LP 144A, 3.88%, 10/15/26 (a)	1,572
2,500,000	NRG Energy Inc. 144A, 3.38%, 2/15/29 (a)	2,453

Principal or Shares	Security Description	Value (000)

1,000,000	Pattern Energy Operations LP/Pattern Energy Operations Inc. 144A, 4.50%, 8/15/28 (a)	$1,015
1,000,000	PG&E Corp., 5.00%, 7/01/28	1,049
1,000,000	Talen Energy Supply LLC 144A, 6.63%, 1/15/28 (a)	1,008
1,000,000	Vistra Operations Co. LLC 144A, 5.00%, 7/31/27 (a)	1,037
1,250,000	Vistra Operations Co. LLC 144A, 5.50%, 9/01/26 (a)	1,293
		19,126
Total Corporate Bond (Cost - $568,695)		595,053
Mortgage Backed (3%)
4,100,000	Connecticut Avenue Securities Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 9.250%), 9.36%, 11/25/39 (a)(b)	4,268
1,983,732	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.250%), 10.36%, 1/25/29 (b)	2,337
1,987,603	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 12.250%), 12.36%, 9/25/28 (b)	2,480
1,700,000	Freddie Mac STACR REMIC Trust 2020-DNA2 144A, (1 mo. LIBOR USD + 4.800%), 4.91%, 2/25/50 (a)(b)	1,599
1,200,000	Freddie Mac STACR Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 9.500%), 9.61%, 2/25/49 (a)(b)	1,194
900,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%), 4.71%, 12/25/42 (b)	923
1,733,186	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%), 11.36%, 10/25/29 (b)	1,919
1,838,734	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 11.750%), 11.86%, 5/25/43 (a)(b)	2,105
1,550,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 10.500%), 10.61%, 2/25/47 (a)(b)	1,764
Total Mortgage Backed (Cost - $17,055)		18,589
Stocks (1%)
Common Stock (1%)
130,000	ARC Resources Ltd.	818
10,000	Canadian Natural Resources Ltd.	304
12,500	Cimarex Energy Co.	827
29,000	Continental Resources Inc.	790
36,000	Devon Energy Corp.	842
74,000	Marathon Oil Corp.	833
160,000	MEG Energy Corp.(h)	884
32,000	Occidental Petroleum Corp.	811
23,000	PDC Energy Inc. (h)	840
Total Stocks (Cost - $6,494)		6,949

Semi-Annual Report    75

            Payden High Income Fund continued

Principal or Shares	Security Description	Value (000)

Investment Company (3%)
23,747,495	Payden Cash Reserves Money Market Fund * (Cost - $23,747)	$23,747
Total Investments (Cost - $641,381) (102%)		670,587
Liabilities in excess of Other Assets (-2%)		(14,332)

Net Assets (100%)		$656,255

*	Affiliated investment
(a)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.

It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2021.
(c)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2021. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(d)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	Principal in foreign currency.
(f)	Perpetual security with no stated maturity date.
(g)

All or a portion of these securities are on loan. At April 30, 2021, the total market value of the Fund’s securities on loan is $7,867 and the total market value of the collateral held by the Fund is $8,254. Amounts in 000s.

(h)	Non-income producing security.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized (Depreciation) (000s)
Liabilities:
USD 5,562	EUR 4,662	Citibank, N.A.	06/22/2021	$(49)
USD 5,894	CAD 7,367	HSBC Bank USA, N.A.	06/22/2021	(101)

				(150)

Net Unrealized (Depreciation)				$(150)

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (Depreciation) (000s)
4-Year Interest Rate Swap,Pay Fixed 0.2405% Annually, Receive Variable (0.558%) (1-Month EURIBOR) Monthly	10/29/2023	EUR 2,343	$(65)	$—	$(65)
4-Year Interest Rate Swap, Receive Fixed 3.013% Semi-Annually,Pay Variable 0.11025% (1-Month USD LIBOR) Monthly	10/29/2023	USD 14,240	1,177	—	1,177

			$1,112	$—	$1,112

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Value (000’s)
Total gross amount presented on the Statements of Assets and Liabilities[1]	$7,867
Non-cash Collateral[2]	(7,867)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

76   Payden Mutual Funds

            Payden California Municipal Social Impact Fund

The Fund seeks income that is exempt from federal and California state income tax and isconsistent with preservation of capital by generally investing in investment grade California municipal securities with an average portfolio maturity offive to ten years.

Portfolio Composition - percent of investments
General Obligation	48%
Healthcare	12%
Transportation	9%
U.S. Treasury	7%
Other	24%

Schedule of Investments - April 30, 2021 (Unaudited)

Principal or Shares	Security Description	Value (000)
Corporate Bond (2%)
500,000	Century Housing Corp., 4.00%, 11/01/21	$502
500,000	Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29	524
500,000	Low Income Investment Fund, 3.71%, 7/01/29	533
Total Corporate Bond (Cost - $1,500)		1,559
General Obligation (48%)
645,000	Abag Finance Authority for Nonprofit Corps, 5.00%, 9/02/26	742
455,000	Abag Finance Authority for Nonprofit Corps, 5.00%, 9/02/28 AGM (a)	570
100,000	Alameda Community Improvement Commission Successor Agency, 5.00%, 9/01/28 BAM (a)	115
250,000	Alameda Community Improvement Commission Successor Agency, 5.00%, 9/01/32 BAM (a)	287
1,000,000	Apple Valley Public Financing Authority, 4.00%, 6/01/35 BAM (a)	1,208
500,000	Beverly Hills Public Financing Authority, 1.15%,6/01/26	500
200,000	Brea Community Benefit Financing Authority, 5.00%, 7/01/29	230
300,000	Brentwood Infrastructure Financing Authority, 4.00%, 10/01/36	359
500,000	Burbank Unified School District, 1.81%, 8/01/28	501
325,000	California Earthquake Authority, 1.33%, 7/01/22	329
250,000	California Infrastructure & Economic Development Bank, 0.46%, 8/01/47 (b)	250
410,000	California Infrastructure & Economic Development Bank, 5.00%, 8/01/34	521
500,000	California Infrastructure & Economic Development Bank, 5.00%, 8/01/44	625
1,000,000	California Pollution Control Financing Authority 144A, 5.00%, 7/01/39 (c)	1,210
1,000,000	California State Public Works Board, 5.00%, 8/01/31	1,291
385,000	California State Public Works Board, 5.25%, 10/01/33	447
300,000	City & County of San Francisco CA Community Facilities District No 2014-1, 3.11%, 9/01/24	321
260,000	City of Irvine CA, 5.00%, 9/02/22	277
280,000	Coronado Community Development Agency Successor Agency, 5.00%, 9/01/33	325
1,000,000	County of Santa Barbara CA, AMT, 5.00%, 12/01/36	1,228
500,000	Elsinore Valley Municipal Water District, 0.04%, 7/01/35	500

Principal or Shares	Security Description	Value (000)

500,000	Fresno Unified School District, 1.48%, 8/01/27 (d)	$456
400,000	Inglewood Joint Powers Authority, 2.75%, 8/01/21 BAM (a)	402
460,000	Kern Community College District, 2.65%, 11/01/27	491
500,000	Lancaster Redevelopment Agency Successor Agency, 5.00%, 8/01/30 AGM (a)	608
350,000	Los Angeles County Redevelopment Authority, 5.25%, 12/01/26 AGM (a)	406
300,000	Miracosta Community College District, 4.00%, 8/01/34	372
250,000	Municipal Improvement Corp. of Los Angeles, 1.34%, 11/01/26	250
100,000	Municipal Improvement Corp. of Los Angeles, 5.00%, 5/01/30	114
500,000	Municipal Improvement Corp.of Los Angeles, 5.00%, 11/01/31	617
500,000	Municipal Improvement Corp.of Los Angeles, 5.00%, 11/01/38	571
500,000	NapaValley Community College District, 4.00%, 8/01/23	543
1,000,000	Nuveen, CA Free Quality Municipal Income Fund, AMT 144A, 0.41%, 10/01/47 (c)	1,000
100,000	Peralta Community College District, 5.00%, 8/01/22	106
300,000	Sacramento Suburban Water District, 0.05%, 11/01/34	300
500,000	San Bernardino City Unified School District, 1.98%, 8/01/28 AGM (a)	505
900,000	San Diego Association of Governments, 5.00%, 11/15/26	1,068
500,000	San Diego County Regional Transportation Commission, 5.00%, 10/01/22	535
350,000	San DiegoPublic Facilities Financing Authority, 5.00%, 10/15/30	420
340,000	San Diego Public Facilities Financing Authority, 5.00%, 10/15/31	407
550,000	San DiegoPublic Facilities Financing Authority, 5.00%, 10/15/32	658
500,000	San Francisco Unified School District, 4.00%, 6/15/35	591
750,000	San Marcos Redevelopment Agency Successor Agency, 3.25%, 10/01/29	800

Semi-Annual Report    77

            Payden California Municipal Social Impact Fund continued

Principal or Shares	Security Description	Value (000)

250,000	San Mateo Joint Powers Financing Authority, 5.00%, 6/15/30	$286
815,000	Santa Monica Public Financing Authority, 4.00%, 7/01/38	947
200,000	Simi Valley Public Financing Authority, 5.00%, 10/01/29	232
550,000	South Orange County Public Financing Authority, 5.00%, 4/01/34	668
400,000	State of California, 0.05%, 5/01/40	400
1,000,000	State of California, 4.00%, 11/01/35	1,230
600,000	State of California, 4.99%, 4/01/39	642
1,000,000	State of California, 5.00%, 4/01/30	1,342
550,000	State of California, 6.51%, 4/01/39	564
300,000	Stockton Public Financing Authority, 1.40%, 6/01/22	300
1,000,000	Sunnyvale Financing Authority, 4.00%, 4/01/34	1,227
800,000	Temecula Redevelopment Agency Successor Agency, 5.00%, 12/15/37 AGM (a)	962
1,640,000	Town of Hillsborough CA, 0.12%, 6/01/35	1,640
350,000	Union City Community Redevelopment Agency, 5.00%, 10/01/35	415
225,000	West Hollywood Public Financing Authority, 4.00%, 4/01/34	276

Total General Obligation (Cost - $32,602)		34,187

Revenue (43%)

Airport/Port (4%)
500,000	City of Los Angeles Department of Airports, AMT, 5.00%, 5/15/24	569
250,000	City of Los Angeles Department of Airports, AMT, 5.00%, 5/15/26	302
500,000	City of Los Angeles Department of Airports, AMT, 5.00%, 5/15/36	628
400,000	City of Palm Springs CA Airport Revenue, AMT, 5.00%, 6/01/26 BAM (a)	467
750,000	San Diego County Regional Airport Authority, AMT, 5.00%, 7/01/39	927
		2,893

Education (2%)
120,000	California School Finance Authority 144A, 4.00%, 7/01/22 (c)	125
1,000,000	California School Finance Authority 144A, 5.00%, 8/01/38 (c)	1,182
250,000	Oxnard School District, 2.00%, 8/01/45 BAM (a)	286
		1,593

Electric & Gas (1%)
900,000	City of Riverside CA Electric Revenue, 0.04%, 10/01/29	900

Healthcare (12%)
850,000	Abag Finance Authority for Nonprofit Corps, 0.05%, 8/01/35	850
750,000	California Health Facilities Financing Authority, 3.57%, 11/01/36	802
200,000	California Health Facilities Financing Authority, 4.00%, 8/15/34	226

Principal or Shares	Security Description	Value (000)

750,000	California Health Facilities Financing Authority, 4.00%, 4/01/36	$889
710,000	California Health Facilities Financing Authority, 5.00%, 11/15/27	764
500,000	California Health Facilities Financing Authority, 5.00%, 2/01/31	617
350,000	California Health Facilities Financing Authority, 5.00%, 8/15/32	422
800,000	California Health Facilities Financing Authority, 5.00%, 11/01/34	1,033
1,000,000	California Health Facilities Financing Authority, 5.00%, 11/15/49	1,200
650,000	California Municipal Finance Authority, 5.00%, 1/01/33	790
325,000	California Municipal Finance Authority, 5.00%, 5/15/37	381
500,000	California Municipal Finance Authority, 5.00%, 7/01/39	615
		8,589

Housing (5%)
750,000	Abag Finance Authority for Nonprofit Corps, 0.05%, 12/15/37	750
400,000	City & County of San Francisco CA, 0.06%, 7/01/57	400
1,000,000	County of San Bernardino CA, 0.05%, 2/15/27	1,000
1,000,000	San Diego Housing Authority, 0.07%, 6/01/57	1,000
500,000	Santa Cruz Redevelopment Agency, 0.08%, 8/15/35	500
		3,650

Industrial Development/Pollution Control (5%)
230,000	California Infrastructure & Economic Development Bank, 3.25%, 7/01/26	250
1,000,000	California Pollution Control Financing Authority, AMT 144A, 6.75%, 12/01/28 (c)	1,031
200,000	City of Big Bear Lake CA, AMT, 0.09%, 12/01/28	200
370,000	Emeryville Redevelopment Agency Successor Agency, 5.00%, 9/01/25 AGM (a)	425
1,000,000	Golden State Tobacco Securitization Corp., 3.12%, 6/01/38	1,010
300,000	Palm Springs Community Redevelopment Agency Successor Agency, 5.00%, 9/01/29 AGM (a)	345
390,000	Palm Springs Community Redevelopment Agency Successor Agency, 5.00%, 9/01/31 AGM (a)	447
		3,708
Pollution Control (2%)
965,000	South Bayside Waste Management Authority, AMT, 5.00%, 9/01/23	1,067
35,000	South Bayside Waste Management Authority, AMT, 5.00%, 9/01/23	38
		1,105

Resource Recovery (0%)
600,000	California Pollution Control Financing Authority, AMT 144A, 7.50%, 12/01/39 (c)(e)	183

78   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Transportation (9%)
660,000	Bay Area Toll Authority, 4.00%, 4/01/37	$772
750,000	City of Long Beach CA Harbor Revenue, AMT, 5.00%, 5/15/28	932
1,000,000	Foothill-Eastern Transportation Corridor Agency, 5.50%, 1/15/53	1,058
620,000	Port of Los Angeles, AMT, 5.00%, 8/01/24	709
1,000,000	Port of Los Angeles, AMT, 5.00%, 8/01/25	1,181
835,000	Port of Los Angeles, AMT, 5.00%, 8/01/29	952
750,000	Port of Oakland, AMT, 5.00%, 5/01/24	785
		6,389

Water & Sewer (3%)
500,000	City of San Francisco CA Public Utilities Commission Water Revenue, 3.45%, 11/01/30	544
100,000	Orange County Water District, 5.00%, 8/15/33	132
1,000,000	San Bernardino County Flood Control District, 0.10%, 8/01/37	1,000
100,000	San DiegoPublic Facilities Financing Authority Water Revenue, 5.00%, 8/01/32	123
		1,799

Total Revenue (Cost - $29,848)		30,809

Principal or Shares	Security Description	Value (000)

U.S. Treasury (7%)
750,000	U.S. Treasury Note, 0.63%, 11/30/27	$721
300,000	U.S. Treasury Note, 0.63%, 12/31/27	288
500,000	U.S. Treasury Note, 0.75%, 1/31/28	483
1,750,000	U.S. Treasury Note, 0.88%, 11/15/30	1,637
750,000	U.S. Treasury Note, 1.13%, 2/29/28	743
1,000,000	U.S. Treasury Note, 1.25%, 3/31/28	997

Total U.S. Treasury (Cost - $5,019)		4,869

Total Investments (Cost - $68,969) (100%)		71,424

Liabilities in excess of Other Assets (0%)		(162)

Net Assets (100%)		$71,262

(a)	Payment ofprincipal and/or interest is insured against default by a monoline insurer.
(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.

It has been deemed liquid under guidelines approved by the Board.

(d)	Yield to maturity at time of purchase.
(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

See notes to financial statements.

Semi-Annual Report    79

            Payden Global Low Duration Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade debt securities denominated in U.S. and foreign currencies with an average portfolio maturity not to exceed three years.

Portfolio Composition - percent of investments
Corporate Bond	44%
U.S. Treasury	22%
Asset Backed	21%
Mortgage Backed	12%
Foreign Government	1%

Schedule of Investments - April 30, 2021 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (100%)
Australia (EUR) (1%)
500,000	Telstra Corp. Ltd., 3.50%, 9/21/22 EUR (a)(b)	$633
Australia (USD) (1%)
515,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.020%), 1.21%, 11/28/23 (c)(d)	520
Bermuda (USD) (0%)
180,000	Enstar Group Ltd., 4.50%, 3/10/22	185
Brazil (USD)( 1%)
200,000	Banco Bradesco SA 144A, 2.85%, 1/27/23 (d)	204
260,000	Itau Unibanco Holding SA 144A, 2.90%, 1/24/23 (d)	266
		470
Canada (CAD) (2%)
650,000	BMW Canada Auto Trust 2021-1A 144A, 0.50%, 7/20/24 CAD (b)(d)	526
250,000	Ford Auto Securitization Trust 2020-AA 144A, 0.89%, 8/15/24 CAD (b)(d)	204
220,000	GMF Canada Leasing Trust 2020-1A 144A, 0.91%, 7/20/23 CAD (b)(d)	180
460,000	GMF Canada Leasing Trust 2020-1A 144A, 1.05%, 11/20/25 CAD (b)(d)	376
		1,286
Canada (USD) (2%)
300,000	Bell Canada, 0.75%, 3/17/24	300
500,000	Canadian Imperial Bank of Commerce, 3.10%, 4/02/24	534
420,000	Cenovus Energy Inc., 4.00%, 4/15/24	450
		1,284
Cayman Islands (USD) (12%)
200,000	ADCB Finance Cayman Ltd. 144A, 4.00%, 3/29/23 (d)	212
420,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 1.450%), 1.64%, 7/18/27 (c)(d)	421
340,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 2.450%), 2.64%, 7/18/27 (c)(d)	338
670,000	Bain Capital Credit CLO 2020-3 Ltd. 144A, (3 mo. LIBORUSD + 1.380%), 1.55%, 10/23/32 (c)(d)	671
810,000	Ballyrock CLO 2020-1 Ltd. 144A, (3 mo. LIBOR USD + 1.700%), 1.89%, 7/20/30 (c)(d)	811
446,075	Barings CLO Ltd. 2013-I 144A, (3 mo. LIBOR USD + 0.800%), 0.99%, 1/20/28 (c)(d)	446
210,000	BDS 2020-FL5 Ltd. 144A, (1 mo. LIBOR USD + 1.150%), 1.27%, 2/16/37 (c)(d)	211

Principal or Shares	Security Description	Value (000)

670,000	Bristol Park CLO Ltd. 144A, (3 mo. LIBOR USD + 0.990%), 1.17%, 4/15/29 (c)(d)	$670
470,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.300%), 1.41%, 9/15/35 (c)(d)	470
360,000	CIFC Funding 2015-II Ltd. 144A, (3 mo. LIBOR USD + 1.010%), 1.19%, 4/15/30 (c)(d)	360
840,000	CIFC Funding 2020-I Ltd. 144A, (3 mo. LIBOR USD + 1.700%), 1.88%, 7/15/32 (c)(d)	841
500,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 2.150%), 2.26%, 9/15/28 (c)(d)	499
395,917	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.100%), 1.22%,6/15/36 (c)(d)	397
262,396	LCM XX LP 144A, (3 mo. LIBOR USD + 1.040%), 1.23%, 10/20/27 (c)(d)	263
1,042,506	Magnetite VII Ltd. 144A, (3 mo. LIBOR USD + 0.800%), 0.98%, 1/15/28 (c)(d)	1,044
100,000	MF1 2020-FL3 Ltd. 144A, (1 mo. LIBOR USD + 2.850%), 2.96%, 7/15/35 (c)(d)	102
115,615	Octagon Investment Partners XXIII Ltd. 144A, (3 mo. LIBOR USD + 0.850%), 1.03%, 7/15/27 (c)(d)	116
549,207	Palmer Square Loan Funding 2020-1 Ltd. 144A, (3 mo. LIBOR USD + 0.800%), 0.98%, 2/20/28 (c)(d)	547
236,077	PFP 2019-6 Ltd. 144A, (1 mo. LIBOR USD + 1.050%), 1.17%, 4/14/37 (c)(d)	236
210,000	PFP 2019-6 Ltd. 144A, (1 mo. LIBOR USD + 1.450%), 1.57%, 4/14/37 (c)(d)	210
370,000	STWD 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.080%), 1.19%, 7/15/38 (c)(d)	371
470,000	TRTX 2019-FL3 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.450%), 1.57%, 10/15/34 (c)(d)	472
815,000	Tryon Park CLO Ltd. 144A, (3 mo. LIBOR USD + 0.890%), 1.07%, 4/15/29 (c)(d)	815
		10,523
France (EUR) (2%)
500,000	Engie SA, 0.38%, 2/28/23 EUR (a)(b)	607
500,000	Orange SA, 2.50%, 3/01/23 EUR (a)(b)	633
500,000	Worldline SA, 0.25%, 9/18/24 EUR (a)(b)	607
		1,847
France (USD)(1%)
310,000	Banque Federative du Credit Mutuel SA 144A, 0.65%, 2/27/24 (d)	310
450,000	BPCE SA 144A, 5.70%, 10/22/23 (d)	502
		812

80   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Germany (EUR) (1%)
500,000	E.ON SE, 0.39%, 10/24/22 EUR (a)(b)(e)	$604
India (USD) (1%)
500,000	REC Ltd. 144A, 5.25%, 11/13/23 (d)	541
200,000	Shriram Transport Finance Co. Ltd. 144A, 5.10%, 7/16/23 (d)	202
		743
Indonesia (USD) (1%)
395,000	Pelabuhan Indonesia III Persero PT 144A, 4.50%, 5/02/23 (d)	420
280,000	Perusahaan Penerbit SBSN Indonesia III 144A, 3.75%, 3/01/23 (d)	295
		715
Ireland (USD) (0%)
355,000	SMBC Aviation Capital Finance DAC 144A, 3.00%, 7/15/22 (d)	364
Italy (EUR) (0%)
250,000	FCA Bank SpA, 0.50%, 9/18/23 EUR (a)(b)	304
Italy (USD) (1%)
425,000	Intesa Sanpaolo SpA 144A, 3.13%, 7/14/22 (d)	436
360,000	Republic of Italy Government International Bond, 1.25%, 2/17/26	354
350,000	UniCredit SpA 144A, 6.57%, 1/14/22 (d)	364
		1,154
Japan (USD) (3%)
545,000	Mitsubishi UFJ Financial Group Inc., 1.41%, 7/17/25	549
420,000	Mizuho Financial Group Inc., (U.S. Secured Overnight Financing Rate + 0.872%), 0.85%, 9/08/24 (c)	421
210,000	NTT Finance Corp. 144A, 0.58%, 3/01/24 (d)	210
250,000	Sumitomo Mitsui Financial Group Inc., 1.47%, 7/08/25	252
500,000	Sumitomo Mitsui Financial Group Inc., 2.45%, 9/27/24	525
435,000	Sumitomo Mitsui Trust Bank Ltd. 144A, 0.85%, 3/25/24 (d)	436
500,000	Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23	547
		2,940
Luxembourg (EUR) (1%)
250,000	Becton Dickinson Euro Finance Sarl, 0.63%, 6/04/23 EUR (b)	305
440,000	John Deere Cash Management SA, 1.38%, 4/02/24 EUR (a)(b)	554
		859
Netherlands (GBP) (0%)
100,000	NIBC Bank NV, 3.13%, 11/15/23 GBP (a)(b)	145
Netherlands (USD) (3%)
460,000	Enel Finance International NV 144A, 2.88%, 5/25/22 (d)	471
500,000	NXP BV/NXP Funding LLC 144A, 4.63%, 6/01/23 (d)	540
250,000	Siemens Financieringsmaatschappij NV 144A, 0.65%, 3/11/24 (d)	251

Principal or Shares	Security Description	Value (000)

310,000	Stellantis NV, 5.25%, 4/15/23	$337
560,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	560
310,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	307
		2,466
New Zealand (USD) (1%)
380,000	Bank of New Zealand 144A, 3.50%, 2/20/24 (d)	410
Norway (USD) (0%)
250,000	Aker BP ASA 144A, 2.88%, 1/15/26 (d)	260
Panama (USD) (0%)
225,000	Intercorp Financial Services Inc. 144A, 4.13%, 10/19/27 (d)	219
Peru (USD) (0%)
320,000	Fondo MIVIVIENDA SA 144A, 3.50%, 1/31/23 (d)	329
Saudi Arabia (USD)(0%)
200,000	Saudi Arabian Oil Co. 144A, 1.25%, 11/24/23 (d)	203
Senegal (USD) (0%)
210,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (d)	210
Spain (USD) (1%)
400,000	Banco Bilbao VizcayaArgentaria SA, 0.88%, 9/18/23	402
Sweden (EUR) (1%)
300,000	Akelius Residential Property AB, 1.13%, 3/14/24 EUR (a)(b)	371
Switzerland (USD) (1%)
450,000	Credit Suisse Group AG 144A, (3 mo. LIBOR USD + 1.240%), 4.21%, 6/12/24 (c)(d)	481
200,000	UBS Group AG 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.830%), 1.01%, 7/30/24 (c)(d)	201
500,000	UBS Group AG 144A, 3.49%, 5/23/23 (d)	516
		1,198
United Kingdom (GBP) (0%)
150,000	Sage AR Funding No 1 PLC 144A, (Sterling Overnight Index Average 3mo. + 1.250%), 1.30%, 11/17/30 GBP (b)(c)(d)	208
United Kingdom (USD) (3%)
205,000	Barclays PLC, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.800%), 1.01%, 12/10/24 (c)	205
420,000	British Telecommunications PLC, 4.50%, 12/04/23	460
450,000	Nationwide Building Society 144A, 0.55%, 1/22/24 (d)	449
660,000	Natwest Group PLC, (3 mo. LIBOR USD +1.470%), 1.66%, 5/15/23 (c)	667
285,000	NatWest Markets PLC 144A, 3.63%, 9/29/22 (d)	298
450,000	Reckitt Benckiser Treasury Services PLC 144A, 2.75%, 6/26/24 (d)	476
255,000	Royalty Pharma PLC 144A, 0.75%, 9/02/23 (d)	255
		2,810

Semi-Annual Report    81

            Payden Global Low Duration  Fund continued

Principal or Shares	Security Description	Value (000)

United States (EUR) (1%)
350,000	Capital One Financial Corp., 0.80%, 6/12/24 EUR (b)	$430
250,000	Fidelity National Information Services Inc., 0.75%, 5/21/23 EUR (b)	306
		736
United States (USD) (59%)
290,000	7-Eleven Inc. 144A, 0.80%, 2/10/24 (d)	290
70,000	Air Lease Corp., 2.25%, 1/15/23	72
50,000	Air Lease Corp., 2.75%, 1/15/23	52
300,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 3.50%, 2/15/23 (d)	309
370,000	Alexander Funding Trust 144A, 1.84%, 11/15/23 (d)	375
150,000	Ally Financial Inc., 1.45%, 10/02/23	152
120,000	Ally Financial Inc., 3.88%, 5/21/24	130
140,000	Ally Financial Inc., 4.13%, 2/13/22	144
350,000	AMSR 2020-SFR5 Trust 144A, 1.38%, 11/17/37 (d)	349
375,000	Ares Capital Corp., 3.63%, 1/19/22	382
195,000	Athene Global Funding 144A, 1.20%, 10/13/23 (d)	197
245,000	Athene Global Funding 144A, 2.80%, 5/26/23 (d)	255
350,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 0.690%), 0.98%, 4/22/25 (c)	351
190,000	Bank of The West Auto Trust 2019-1 144A, 2.51%, 10/15/24 (d)	196
15,593,773	Benchmark 2018-B6 Mortgage Trust, 0.59%, 10/10/51 (f)	349
80,000	Berry Global Inc. 144A, 0.95%, 2/15/24 (d)	80
150,000	Blue Racer Midstream LLC/Blue Racer Finance Corp. 144A, 7.63%, 12/15/25 (d)	162
400,000	Boeing Co., 1.43%, 2/04/24	401
100,000	Brighthouse Financial Global Funding 144A, 1.00%, 4/12/24 (d)	100
169,292	BX Commercial Mortgage Trust 2019-XL 144A, (1 mo. LIBOR USD + 0.920%), 1.04%, 10/15/36 (c)(d)	170
169,292	BX Commercial Mortgage Trust 2019-XL 144A, (1 mo. LIBOR USD + 1.080%), 1.20%, 10/15/36 (c)(d)	170
99,798	BX Commercial Mortgage Trust 2020-BXLP 144A, (1 mo. LIBOR USD + 1.600%), 1.72%, 12/15/36 (c)(d)	100
400,000	BX Commercial Mortgage Trust 2020-VKNG 144A, (1 mo. LIBOR USD + 1.130%), 1.24%, 10/15/37 (c)(d)	401
90,000	California Earthquake Authority, 1.33%, 7/01/22	91
2,878,666	Cantor Commercial Real Estate Lending 2019-CF1, 1.30%, 5/15/52 (f)	202
92,253	CARS-DB4 LP 144A, 2.69%, 2/15/50 (d)	96
149,115	CHC Commercial Mortgage Trust 2019-CHC 144A, (1 mo. LIBOR USD + 2.050%), 2.17%, 6/15/34 (c)(d)	146

Principal or Shares	Security Description	Value (000)

347,936	CHC Commercial Mortgage Trust 2019-CHC 144A, (1 mo. LIBOR USD + 2.350%), 2.47%, 6/15/34 (c)(d)	$337
265,000	Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/25	304
250,000	CIT Bank NA, (U.S. Secured Overnight Financing Rate + 1.715%), 2.97%, 9/27/25 (c)	262
210,000	CIT Group Inc., 5.00%, 8/15/22	221
130,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 0.669%), 0.98%, 5/01/25 (c)	130
190,000	CNH Industrial Capital LLC, 1.95%, 7/02/23	195
1,317,207	Cold Storage Trust 2020-ICE5 144A, (1 mo. LIBOR USD + 0.900%), 1.01%, 11/15/37 (c)(d)	1,325
340,000	COMM 2019-WCM Mortgage Trust 144A, (1 mo. LIBOR USD + 0.900%), 1.02%, 10/15/34 (c)(d)	341
475,170	Connecticut Avenue Securities Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 2.150%), 2.26%, 11/25/39 (c)(d)	473
247,663	Connecticut Avenue Securities Trust 2019-R04 144A, (1 mo. LIBOR USD + 2.100%), 2.21%, 6/25/39 (c)(d)	249
291,214	Connecticut Avenue Securities Trust 2019-R06 144A, (1 mo. LIBOR USD + 2.100%), 2.21%, 9/25/39 (c)(d)	293
142,262	Connecticut Avenue Securities Trust 2019-R07 144A, (1 mo. LIBOR USD + 2.100%), 2.21%, 10/25/39 (c)(d)	143
85,240	Connecticut Avenue Securities Trust 2020-R01 144A, (1 mo. LIBOR USD + 2.050%), 2.16%, 1/25/40 (c)(d)	86
100,000	Connecticut Avenue Securities Trust 2020-SBT1 144A, (1 mo. LIBOR USD + 3.650%), 3.76%, 2/25/40 (c)(d)	104
465,000	Daimler Finance North America LLC 144A, 0.75%, 3/01/24 (d)	464
400,000	Daimler Finance North America LLC 144A, 3.35%, 2/22/23 (d)	419
115,000	Diamondback Energy Inc., 0.90%, 3/24/23	115
230,000	Drive Auto Receivables Trust 2020-1, 2.36%, 3/16/26	235
130,000	Drive Auto Receivables Trust 2020-2, 1.42%, 3/17/25	131
75,000	Elanco Animal Health Inc., 4.91%, 8/27/21	76
225,000	Energy Transfer LP, 4.25%, 3/15/23	237
174,447	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.200%), 2.31%, 8/25/30 (c)	177
698,455	FirstKey Homes 2020-SFR2 Trust 144A, 1.27%, 10/19/37 (d)	697
580,000	Ford Credit Floorplan Master Owner Trust A 2020-1, 0.70%, 9/15/25	583
200,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25	219
202,129	Freddie Mac STACR 2019-HQA3 144A, (1 mo. LIBOR USD + 1.850%), 1.96%, 9/25/49 (c)(d)	204

82   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

123,869	Freddie Mac STACR REMIC Trust 2020-DNA1 144A, (1 mo. LIBOR USD + 1.700%), 1.81%, 1/25/50 (c)(d)	$125
100,000	Freddie Mac STACR REMIC Trust 2020-DNA2 144A, (1 mo. LIBOR USD + 1.850%), 1.96%, 2/25/50 (c)(d)	101
221,514	Freddie Mac STACR REMIC Trust 2020-HQA1 144A, (1 mo. LIBOR USD + 1.900%), 2.01%, 1/25/50 (c)(d)	223
249,569	Freddie Mac STACR REMIC Trust 2020-HQA2 144A, (1 mo. LIBOR USD + 1.100%), 1.21%, 3/25/50 (c)(d)	250
300,000	Freddie Mac STACR REMIC Trust 2021-DNA1 144A, (U.S. 30-day Average Secured Overnight Financing Rate + 0.650%), 0.66%, 1/25/51 (c)(d)	300
128,865	Freddie Mac STACR Trust 2018-DNA2 144A, (1 mo. LIBOR USD + 0.800%), 0.91%, 12/25/30 (c)(d)	129
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%), 4.71%, 12/25/42 (c)	256
247,598	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 11.250%), 11.36%, 10/25/29 (c)	274
300,000	FS KKR Capital Corp., 4.75%, 5/15/22	310
245,000	FS KKR Capital Corp. II 144A, 4.25%, 2/14/25 (d)	253
155,000	General Motors Financial Co. Inc., 1.05%, 3/08/24	155
385,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 1.550%), 1.74%, 1/14/22 (c)	388
200,000	Genting New York LLC/GENNY Capital Inc. 144A, 3.30%, 2/15/26 (d)	200
420,000	Glencore Funding LLC 144A, 4.63%, 4/29/24 (d)	464
110,000	GM Financial Consumer Automobile Receivables Trust 2020-1, 2.03%, 4/16/25	113
80,000	GM Financial Consumer Automobile Receivables Trust 2020-1, 2.18%, 5/16/25	83
205,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 0.609%), 0.86%, 2/12/26 (c)	203
105,000	Goldman Sachs Group Inc., 3.50%, 4/01/25	114
125,000	Gray Oak Pipeline LLC 144A, 2.00%, 9/15/23 (d)	128
240,000	GreatAmerica Leasing Receivables Funding LLC Series 2020-1 144A, 1.76%, 8/15/23 (d)	244
175,000	Hyundai Capital America 144A, 1.15%, 11/10/22 (d)	176
250,000	Hyundai Capital America 144A, 1.25%, 9/18/23 (d)	252
130,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.75%, 9/15/24	136
397,776	Invitation Homes 2018-SFR1 Trust 144A, (1 mo. LIBOR USD + 0.700%), 0.82%, 3/17/37 (c)(d)	399

Principal or Shares	Security Description	Value (000)

40,000	iStar Inc., 4.75%, 10/01/24	$42
141,949	JPMorgan Mortgage Trust 2017-5 144A, 3.00%, 10/26/48 (d)(f)	143
240,000	Kinder Morgan Inc., (3 mo. LIBOR USD + 1.280%), 1.46%, 1/15/23 (c)	244
15,871	L.A. Arena Funding LLC 144A, 7.66%, 12/15/26 (d)	16
350,000	Lennar Corp., 4.13%, 1/15/22	355
335,000	Microchip Technology Inc. 144A, 0.97%, 2/15/24 (d)	335
235,000	Microchip Technology Inc. 144A, 2.67%, 9/01/23 (d)	245
470,000	MMAF Equipment Finance LLC 2020-A 144A, 0.97%, 4/09/27 (d)	474
380,000	MMAF Equipment Finance LLC 2020-B 144A, 0.49%, 8/14/25 (d)	380
175,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 0.616%), 0.73%, 4/05/24 (c)	175
220,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.152%), 2.72%, 7/22/25 (c)	232
83,746	Multifamily Connecticut Avenue Securities Trust 2019-01 144A, (1 mo. LIBOR USD + 1.700%), 1.81%, 10/15/49 (c)(d)	84
201,136	New Residential Mortgage Loan Trust 2017-1 144A, 4.00%, 2/25/57 (d)(f)	215
382,914	New Residential Mortgage Loan Trust 2017-4 144A, 4.00%, 5/25/57 (d)(f)	410
110,000	NextEra Energy Operating Partners LP 144A, 4.25%, 7/15/24 (d)	117
355,000	Nissan Motor Acceptance Corp. 144A, 1.05%, 3/08/24 (d)	355
546,004	Oak Street Investment Grade Net Lease Fund Series 2020-1A 144A, 1.85%, 11/20/50 (d)	553
500,000	ONE 2021-PARK Mortgage Trust 144A, (1 mo. LIBOR USD + 0.700%), 0.82%, 3/15/36 (c)(d)	500
450,000	ONE Gas Inc., 1.10%, 3/11/24	450
130,000	Owl Rock Capital Corp., 4.25%, 1/15/26	140
85,000	Owl Rock Technology Finance Corp. 144A, 3.75%,6/17/26 (d)	89
245,000	Pacific Gas and Electric Co., (3 mo. LIBOR USD + 1.375%), 1.57%, 11/15/21 (c)	246
380,000	Pacific Gas and Electric Co., 1.75%,6/16/22	380
200,000	PFS Financing Corp. 144A, 0.97%, 2/15/26 (d)	201
110,000	Pioneer Natural Resources Co., 0.75%, 1/15/24	110
130,000	Reliance Standard Life Global Funding II 144A, 2.15%, 1/21/23 (d)	134
465,000	Reliance Standard Life Global Funding II 144A, 2.63%, 7/22/22 (d)	477
550,000	Santander Holdings USA Inc., 3.70%, 3/28/22	564
150,000	Santander Holdings USA Inc., 4.45%, 12/03/21	153
200,000	SBA Tower Trust 144A, 1.63%, 11/15/26 (d)	200
180,000	SBA Tower Trust 144A, 1.88%, 1/15/26 (d)	183
290,000	Sirius XM Radio Inc. 144A, 4.63%, 7/15/24 (d)	298
180,000	Smithfield Foods Inc. 144A, 2.65%, 10/03/21 (d)	181
100,000	Southern California Edison Co., 1.85%, 2/01/22	100

Semi-Annual Report    83

            Payden Global Low Duration  Fund continued

Principal or Shares	Security Description	Value (000)

215,000	Southwest Airlines Co., 4.75%, 5/04/23	$233
60,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 144A, 3.36%, 9/20/21 (d)	60
350,000	Stack Infrastructure Issuer 2020-1A LLC 144A, 1.89%, 8/25/45 (d)	350
286,452	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 1.650%), 1.76%, 4/25/43 (c)(d)	287
250,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 3.750%), 3.86%, 4/25/43 (c)(d)	257
150,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 10.500%), 10.61%, 2/25/47 (c)(d)	171
273,700	Taco Bell Funding 2018-1A LLC 144A, 4.32%, 11/25/48 (d)	276
50,000	T-Mobile USA Inc., 2.25%, 2/15/26	50
55,000	Toll Brothers Finance Corp., 4.38%, 4/15/23	58
520,000	U.S. Treasury Bill, 0.06%, 3/24/22 (e)	520
5,035,000	U.S. Treasury Note, 0.13%, 2/28/23	5,033
4,895,000	U.S. Treasury Note, 0.13%, 3/31/23	4,893
5,440,000	U.S. Treasury Note, 0.13%, 1/15/24	5,417
2,552,000	U.S. Treasury Note, 0.38%, 4/15/24	2,555
268,000	U.S. Treasury Note, 1.50%, 8/15/22 (g)	273
450,000	Vantage Data Centers 2020-1A LLC 144A, 1.65%, 9/15/45 (d)	449
170,000	VB-S1 Issuer 2020-1A LLC 144A, 3.03%,6/15/50 (d)	179
195,000	Ventas Realty LP, 2.65%, 1/15/25	206
80,000	Verizon Communications Inc., 0.75%, 3/22/24	80
225,000	Vistra Operations Co. LLC 144A, 3.55%, 7/15/24 (d)	234
355,000	Volkswagen Group of America Finance LLC 144A, 0.88%, 11/22/23 (d)	357
7,574,917	Wells Fargo Commercial Mortgage Trust 2018-C46, 1.10%, 8/15/51 (f)	349
100,000	Westinghouse Air Brake Technologies Corp., 3.20%,6/15/25	107

Principal or Shares	Security Description	Value (000)

80,000	Westlake Automobile Receivables Trust 2018-3 144A, 4.00%, 10/16/23 (d)	$82
510,000	Westlake Automobile Receivables Trust 2019-3 144A, 2.49%, 10/15/24 (d)	520
240,000	Westlake Automobile Receivables Trust 2020-1 144A, 2.80%, 6/16/25 (d)	249
290,000	Westlake Automobile Receivables Trust 2020-2 144A, 1.32%, 7/15/25 (d)	293
300,000	Wingstop Funding 2020-1A LLC 144A, 2.84%, 12/05/50 (d)	306
104,000	WPX Energy Inc., 5.88%, 6/15/28	115
		51,758
Total Bonds (Cost - $86,053)		86,968
Investment Company (0%)
114,366	Payden Cash Reserves Money Market Fund * (Cost - $114)	114

Total Investments (Cost - $86,167) (100%)		87,082

Other Assets, net of Liabilities (0%)		236

Net Assets (100%)		$87,318

*	Affiliated investment
(a)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Principal in foreign currency.
(c)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2021.
(d)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.

It has been deemed liquid under guidelines approved by the Board.

(e)	Yield to maturity at time of purchase.
(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	All or a portion of the security is pledged to cover futures contract margin requirements.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
CAD 1	USD 1	HSBC Bank USA, N.A.	06/22/2021	$—
EUR 540	USD 646	Citibank, N.A.	06/22/2021	4
USD 358	GBP 258	HSBC Bank USA, N.A.	06/22/2021	1

				5

Liabilities:
USD 5,987	EUR 5,018	Citibank, N.A.	06/22/2021	(53)
USD 1,268	CAD 1,583	HSBC Bank USA, N.A.	06/22/2021	(20)

				(73)

Net Unrealized Appreciation (Depreciation)				$(68)

84   Payden Mutual Funds

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
90 Day Eurodollar Future	18	Sep-23	$4,460	$—	$—
U.S. Treasury 2-Year Note Future	124	Jun-21	27,374	(18)	(18)

					(18)

Short Contracts:
90 Day Eurodollar Future	18	Sep-25	(4,411)	4	4
U.S. Treasury 10-Year Note Future	21	Jun-21	(2,773)	47	47
U.S. Treasury 5-Year Note Future	46	Jun-21	(5,701)	44	44

					95

Total Futures					$77

See notes to financial statements.

Semi-Annual Report    85

            Payden Global Fixed Income Fund

The Fund seeks a high level of total return that is consistent with preservation of capital by generally investing in investment grade debt securities denominated in U.S. and foreign currencies with an average portfolio maturity not to exceed ten years.

Portfolio Composition - percent of investments
Foreign Government	37%
Corporate	29%
Asset Backed	12%
U.S. Treasury	10%
Mortgage Backed	9%
Other	3%

Schedule of Investments - April 30, 2021 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (99%)
Armenia (USD) (0%)
750,000	Republic of Armenia International Bond 144A, 3.60%, 2/02/31(a)	$690
Australia (AUD) (2%)
1,750,000	Australia Government Bond, 2.75%, 6/21/35(b)(c)	1,465
2,700,000	Australia Government Bond, 3.25%, 4/21/25(b)(c)	2,309
		3,774
Australia (USD)(1%)
870,000	APT Pipelines Ltd. 144A, 4.20%, 3/23/25(a)	949
675,000	Commonwealth Bank of Australia 144A, 2.69%, 3/11/31(a)	661
850,000	Macquarie Bank Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.700%), 3.05%, 3/03/36(a)(d)	821
		2,431
Austria (EUR) (1%)
200,000	ams AG 144A, 6.00%, 7/31/25(a)(c)	255
120,000	Republic of Austria Government Bond 144A, 1.65%, 10/21/24(a)(b)(c)	156
120,000	Republic of Austria Government Bond 144A, 2.40%, 5/23/34(a)(b)(c)	186
390,000	Republic of Austria Government Bond 144A, 3.15%, 6/20/44(a)(b)(c)	745
		1,342
Austria (USD) (0%)
400,000	Klabin Austria GmbH 144A, 7.00%, 4/03/49(a)	492
Belgium (EUR) (1%)
100,000	KingdomofBelgium Government Bond 144A, 0.80%,6/22/25(a)(b)(c)	127
700,000	KingdomofBelgium Government Bond 144A, 1.00%, 6/22/31(a)(b)(c)	920
410,000	KingdomofBelgium Government Bond 144A, 1.60%, 6/22/47(a)(b)(c)	578
		1,625
Bermuda (USD) (0%)
200,000	Bermuda Government International Bond 144A, 3.38%, 8/20/50(a)	197
Brazil (USD) (0%)
725,000	Itau Unibanco Holding SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity +3.446%), 3.88%, 4/15/31(a)(d)	705
Canada (CAD) (2%)
1,700,000	Canadian Government Bond, 0.50%, 9/01/25(c)	1,365

Principal or Shares	Security Description	Value (000)

1,480,000	Canadian Government Bond, 3.50%, 12/01/45(c)	$1,550
700,000	Canadian Government Bond, 5.00%, 6/01/37(c)	821
900,000	CPPIB Capital Inc. 144A, 1.95%, 9/30/29(a)(c)	736
400,000	Municipal Finance Authority of British Columbia, 2.55%, 10/09/29(c)	340
500,000	OMERS Finance Trust 144A, 2.60%, 5/14/29(a)(c)	424
950,000	Ontario Teachers’ Finance Trust 144A, 1.10%, 10/19/27(a)(c)	744
		5,980
Canada (USD) (0%)
300,000	Baytex Energy Corp.144A, 5.63%, 6/01/24(a)	281
525,000	Northriver Midstream Finance LP 144A, 5.63%, 2/15/26(a)	542
		823
Cayman Islands (USD) (6%)
250,000	Apidos CLO XXI 144A, (3 mo. LIBOR USD + 2.450%), 2.64%, 7/18/27(a)(d)	249
350,000	Arbor Realty Commercial Real Estate Notes 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.500%), 1.61%, 5/15/37(a)(d)	351
540,000	Atrium XII 144A, (3 mo. LIBOR USD + 2.800%), 2.98%, 4/22/27(a)(d)	531
500,000	Bain Capital Credit CLO 2020-3 Ltd. 144A, (3 mo. LIBORUSD + 1.380%), 1.55%, 10/23/32(a)(d)	501
678,034	Barings CLO Ltd. 2013-I 144A, (3 mo. LIBOR USD + 0.800%), 0.99%, 1/20/28(a)(d)	678
525,000	BDS 2019-FL4 Ltd. 144A, (1 mo. LIBOR USD + 1.100%), 1.22%, 8/15/36(a)(d)	527
350,000	Benefit Street Partners CLO XXII Ltd. 144A, (3 mo. LIBOR USD + 2.150%), 2.34%, 1/20/32(a)(d)	350
400,000	CLNC 2019-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.250%), 1.37%, 8/20/35(a)(d)	401
1,050,000	Galaxy XXIII CLO Ltd. 144A, (3 mo. LIBOR USD+3.400%), 3.58%, 4/24/29(a)(d)	1,050
500,000	GPMT 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.300%), 1.41%, 2/22/36(a)(d)	502
400,000	Hunt CRE 2018-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.080%), 1.19%, 8/15/28(a)(d)	401
276,221	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.100%), 1.22%, 6/15/36(a)(d)	277
400,000	LoanCore 2019-CRE2 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.500%), 1.61%, 5/15/36(a)(d)	400

86   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

900,000	Madison Park Funding XLVIII Ltd. 144A, (3 mo. LIBOR USD + 3.000%), 3.14%, 4/19/33(a)(d)	$900
650,000	Melco Resorts Finance Ltd., 5.25%, 4/26/26(b)(e)	680
620,000	Neuberger Berman Loan Advisers CLO 25 Ltd. 144A, (3 mo. LIBOR USD + 2.850%), 3.04%, 10/18/29(a)(d)	620
900,000	Ocean Trails CLO VII 144A, (3 mo. LIBOR USD + 2.450%), 2.64%, 4/17/30(a)(d)	900
350,000	OCP CLO 2014-5 Ltd. 144A, (3 mo. LIBOR USD + 2.900%), 3.08%, 4/26/31(a)(d)	344
900,000	Octagon Investment Partners 32 Ltd. 144A, (3 mo. LIBOR USD + 2.050%), 2.23%, 7/15/29(a)(d)	900
300,000	OZLM XII Ltd. 144A, (3 mo. LIBOR USD + 1.600%), 1.79%, 4/30/27(a)(d)	300
549,207	Palmer Square Loan Funding 2020-1 Ltd. 144A, (3 mo. LIBOR USD + 0.800%), 0.98%, 2/20/28(a)(d)	547
300,000	PFP 2019-5 Ltd. 144A, (1 mo. LIBOR USD + 1.420%), 1.54%, 4/14/36(a)(d)	301
850,000	Sculptor CLO XXV Ltd. 144A, (3 mo. LIBOR USD + 1.900%), 2.09%, 1/15/31(a)(d)	850
250,000	STWD 2021-FL2 Ltd. 144A, (1 mo. LIBOR USD + 2.800%), 2.91%, 4/18/38(a)(d)	251
400,000	Symphony CLO XXIV Ltd. 144A, (3 mo. LIBOR USD + 1.650%), 1.87%, 1/23/32(a)(d)	400
1,100,000	TRTX 2021-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 2.400%), 2.52%, 3/15/38(a)(d)	1,104
300,000	Voya CLO 2015-1 Ltd. 144A, (3 mo. LIBOR USD + 2.350%), 2.54%, 1/18/29(a)(d)	279
525,000	WeiboCorp., 3.38%, 7/08/30	528

		15,122

Chile (USD) (1%)
600,000	Chile Government International Bond, 3.10%, 1/22/61	568
550,000	VTR Comunicaciones SpA 144A, 4.38%, 4/15/29(a)	555

		1,123

Colombia (EUR) (1%)
700,000	Colombia Government International Bond, 3.88%, 3/22/26(c)	950

Colombia (USD) (0%)
650,000	Oleoducto Central SA 144A, 4.00%, 7/14/27(a)	691

Denmark (DKK) (0%)
650,000	Denmark Government Bond, 4.50%, 11/15/39(c)	185

Dominica Republic (USD) (0%)
500,000	Dominican Republic International Bond 144A, 5.30%, 1/21/41(a)	509
200,000	Dominican Republic International Bond 144A, 5.50%, 1/27/25(a)	221

		730

Egypt (USD) (0%)
650,000	Egypt Government International Bond 144A, 5.88%, 2/16/31(a)	629

Principal or Shares	Security Description	Value (000)

Finland (EUR) (0%)
170,000	Finland Government Bond 144A, 2.75%, 7/04/28(a)(b)(c)	$249
400,000	SampoOyj, (3 mo. EURIBOR + 4.050%), 3.38%, 5/23/49(b)(c)(d)	549

		798

France (EUR)(5%)
275,000	Altice France SA 144A, 2.13%, 2/15/25(a)(c)	323
500,000	Credit Mutuel Arkea SA, 1.63%, 4/15/26(b)(c)	640
1,200,000	French Republic Government Bond OAT 144A, 0.50%, 6/25/44(a)(b)(c)	1,374
2,500,000	French Republic Government Bond OAT, 0.75%, 11/25/28(b)(c)	3,211
550,000	French Republic Government Bond OAT 144A, 1.25%, 5/25/36(a)(b)(c)	740
3,820,000	French Republic Government Bond OAT, 1.75%, 11/25/24(b)(c)	4,975
500,000	Terega SASU, 0.63%, 2/27/28(b)(c)	599

		11,862

France (USD) (1%)
800,000	BNP Paribas SA 144A, (U.S. Secured Overnight Financing Rate + 2.074%), 2.22%, 6/09/26(a)(d)	825
400,000	BPCE SA 144A, 2.38%, 1/14/25(a)	416

		1,241

Georgia (USD) (0%)
675,000	Georgia Government International Bond 144A, 2.75%, 4/22/26(a)	679

Germany (EUR) (3%)
2,970,000	Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/26(b)(c)(f)	3,679
950,000	Bundesrepublik Deutschland Bundesanleihe, 1.25%, 8/15/48(b)(c)	1,420
60,000	Bundesrepublik Deutschland Bundesanleihe, 3.25%, 7/04/42(b)(c)	119
600,000	Bundesrepublik Deutschland Bundesanleihe, 4.00%, 1/04/37(b)(c)	1,171
250,000	Novelis Sheet Ingot GmbH 144A, 3.38%, 4/15/29(a)(c)	310
450,000	Volkswagen Leasing GmbH, 1.50%, 6/19/26(b)(c)	575

		7,274

Guatemala (USD)(0%)
300,000	Guatemala Government Bond 144A, 5.38%, 4/24/32(a)	347

India (USD) (0%)
665,000	Shriram Transport Finance Co. Ltd. 144A, 5.95%, 10/24/22(a)	679

Indonesia (EUR) (0%)
290,000	Indonesia Government International Bond 144A, 3.75%, 6/14/28(a)(c)	416

Indonesia (USD) (1%)
400,000	Indonesia Asahan Aluminium Persero PT 144A, 5.45%, 5/15/30(a)	461

Semi-Annual Report    87

            Payden Global Fixed Income  Fund continued

Principal or Shares	Security Description	Value (000)

200,000	Indonesia Government International Bond 144A, 4.13%, 1/15/25(a)	$220
310,000	Perusahaan Penerbit SBSN Indonesia III 144A, 4.15%, 3/29/27(a)	346

		1,027

Ireland (EUR) (5%)
500,000	Bastille Euro CLO 2020-3 DAC 144A, (3 mo. EURIBOR + 1.150%), 1.15%, 1/15/34(a)(c)(d)	604
650,000	Blackrock European CLO VII DAC 144A, (3 mo. EURIBOR + 1.300%), 1.30%, 10/15/31(a)(c)(d)	785
550,000	BlueMountain EUR 2021-1 CLO DAC 144A, (3 mo. EURIBOR + 3.200%), 3.20%, 4/15/34(a)(c)(d)	664
650,000	Cairn CLO XIII DAC 144A, (3 mo. EURIBOR + 3.400%), 3.40%, 10/20/33(a)(c)(d)	781
500,000	CIFC European Funding CLO II DAC 144A, (3 mo. EURIBOR + 0.900%), 0.90%, 4/15/33(a)(c)(d)	600
700,000	Hayfin Emerald CLO VI DAC 144A, (3 mo. EURIBOR + 3.500%), 3.50%, 4/15/34(a)(c)(d)	841
500,000	Henley CLO I DAC 144A, (3 mo. EURIBOR + 1.140%), 1.14%, 7/15/32(a)(c)(d)	602
250,000	Ireland Government Bond, 1.10%, 5/15/29(b)(c)	329
100,000	Ireland Government Bond, 3.40%, 3/18/24(b)(c)	134
240,000	Last Mile Securities PE 2021 DAC 144A, (3 mo. EURIBOR + 2.350%), 2.35%, 8/17/31(a)(c)(d)	290
250,000	Montmartre Euro CLO 2020-2 DAC 144A, (3 mo. EURIBOR + 1.590%), 1.59%, 7/15/33(a)(c)(d)	301
350,000	North Westerly VII ESG CLO DAC 144A, (3 mo. EURIBOR + 0.840%), 0.00%, 5/15/35(a)(c)(d)(f)	421
750,000	OZLME V DAC 144A, (3 mo. EURIBOR + 1.750%), 1.75%, 1/14/32(a)(c)(d)	902
900,000	Palmer Square European CLO 2021-1 DAC 144A, (3 mo. EURIBOR + 0.870%), 0.87%, 4/15/34(a)(c)(d)	1,083
400,000	Palmer Square European CLO 2021-1 DAC 144A, (3 mo. EURIBOR + 3.150%), 3.15%, 4/15/34(a)(c)(d)	483
900,000	Providus CLO IV DAC 144A, (3 mo. EURIBOR + 3.250%), 0.00%, 4/20/34(a)(c)(d)(f)	1,082
350,000	Providus CLO IV DAC 144A, (3 mo. EURIBOR + 1.450%), 1.45%, 7/20/31(a)(c)(d)	424
700,000	Sound Point Euro CLO V Funding DAC 144A, (3 mo. EURIBOR + 3.300%), 3.30%, 7/25/35(a)(c)(d)	842
550,000	St Paul’s CLO XII DAC 144A, (3 mo. EURIBOR + 3.200%), 3.20%,4/15/33(a)(c)(d)	652
300,000	Voya Euro CLO III DAC 144A, (3 mo. EURIBOR + 0.920%), 0.92%,4/15/33(a)(c)(d)	362

		12,182

Isle of Man (USD)(0%)
350,000	AngloGold Ashanti HoldingsPLC, 3.75%, 10/01/30	364

Principal or Shares	Security Description	Value (000)

Israel (USD) (1%)
900,000	Bank Leumi Le-Israel BM 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.631%), 3.28%, 1/29/31(a)(b)(d)	$931
425,000	Energean Israel Finance Ltd. 144A, 4.88%, 3/30/26(a)(b)	440
320,000	Leviathan Bond Ltd. 144A, 6.13%, 6/30/25(a)(b)	351
310,000	Leviathan Bond Ltd. 144A, 6.75%, 6/30/30(a)(b)	349

		2,071

Italy (EUR) (3%)
2,300,000	Italy Buoni Ordinari Del Tesoro BOT, 0.00%, 9/14/21(b)(c)(f)	2,771
2,660,000	Italy Buoni Poliennali Del Tesoro 144A, 0.60%, 8/01/31(a)(b)(c)	3,103
900,000	Italy Buoni Poliennali Del Tesoro 144A, 1.50%, 4/30/45(a)(b)(c)	1,037
1,500,000	Italy Buoni Poliennali Del Tesoro 144A, 1.85%, 7/01/25(a)(b)(c)	1,938

		8,849

Italy (USD) (0%)
350,000	UniCredit SpA 144A, 6.57%, 1/14/22(a)	364

Japan (EUR) (0%)
600,000	Takeda Pharmaceutical Co. Ltd., 2.00%, 7/09/40(c)	762

Japan (JPY) (13%)
437,400,000	Japan Government Ten Year Bond, 0.30%, 12/20/25(c)	4,079
670,000,000	Japan Government Ten Year Bond, 0.80%, 9/20/23(c)	6,267
165,000,000	Japan Government Thirty Year Bond, 0.80%, 3/20/48(c)	1,586
334,800,000	Japan Government Thirty Year Bond, 1.40%, 12/20/45(c)	3,660
138,000,000	Japan Government Thirty Year Bond, 2.00%, 9/20/40(c)	1,627
40,000,000	Japan Government Thirty Year Bond, 2.20%, 9/20/39(c)	481
140,000,000	Japan Government Thirty Year Bond, 2.30%, 3/20/39(c)	1,694
682,500,000	Japan Government Twenty Year Bond, 1.70%, 9/20/33(c)	7,402
675,000,000	Japan Government Twenty Year Bond, 2.10%, 6/20/28(c)	7,119

		33,915

Japan (USD) (0%)
690,000	Nissan Motor Co. Ltd. 144A, 4.81%, 9/17/30(a)	767

Jersey (USD) (0%)
900,000	Galaxy Pipeline Assets Bidco Ltd. 144A, 2.16%, 3/31/34(a)	885

Kazakhstan (EUR) (0%)
300,000	Kazakhstan Government International Bond, 1.55%, 11/09/23(b)(c)	373

Luxembourg (EUR) (1%)
600,000	ContourGlobal Power HoldingsSA144A, 3.13%, 1/01/28(a)(c)	729

88   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

700,000	HSE Finance Sarl 144A, 5.63%, 10/15/26(a)(c)	$860
450,000	Logicor Financing Sarl, 1.63%, 7/15/27(b)(c)	572

		2,161

Luxembourg (USD) (0%)
680,000	FEL Energy VI Sarl 144A, 5.75%, 12/01/40(a)	709

Malaysia (MYR) (0%)
1,700,000	Malaysia Government Bond, 3.50%, 5/31/27(c)	428

Mexico (MXN)(1%)
11,660,000	Mexican Bonos, 5.75%, 3/05/26(c)	571
5,500,000	Mexican Bonos,6.50%,6/10/21(c)	272
7,760,000	Mexican Bonos, 8.50%, 5/31/29(c)	427

		1,270

Mexico (USD) (1%)
900,000	Mexico City Airport Trust, 3.88%, 4/30/28(b)	933
400,000	Petroleos Mexicanos, 5.95%, 1/28/31	387

		1,320

Morocco (EUR)(0%)
500,000	Morocco Government International Bond 144A, 2.00%, 9/30/30(a)(c)	596

Netherlands (EUR) (2%)
550,000	Akelius Residential Property Financing BV, 1.13%, 1/11/29(b)(c)	678
320,000	CTP NV, 2.13%, 10/01/25(b)(c)	408
300,000	Netherlands Government Bond 144A, 0.50%, 7/15/26(a)(b)(c)	380
130,000	Netherlands Government Bond 144A, 2.25%, 7/15/22(a)(b)(c)	162
530,000	Netherlands Government Bond 144A, 4.00%, 1/15/37(a)(b)(c)	1,020
1,000,000	Prosus NV 144A, 2.03%, 8/03/32(a)(c)	1,241
900,000	Stellantis NV, 3.88%, 1/05/26(b)(c)	1,247
220,000	Teva Pharmaceutical Finance Netherlands II BV, 1.13%, 10/15/24(b)(c)	250
110,000	Teva Pharmaceutical Finance NetherlandsIIBV, 4.50%, 3/01/25(c)	138

		5,524

Netherlands (GBP) (0%)
500,000	NIBC Bank NV, 3.13%, 11/15/23(b)(c)	727

Netherlands (USD) (1%)
800,000	AES Andres BV 144A, 5.70%, 5/04/28(a)	800
700,000	Enel Finance International NV 144A, 4.63%, 9/14/25(a)	796
750,000	Lukoil Securities BV 144A, 3.88%, 5/06/30(a)	789
350,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	347
660,000	VTR Finance NV 144A, 6.38%, 7/15/28(a)	715

		3,447

Philippines (EUR) (0%)
450,000	Philippine Government International Bond, 1.20%, 4/28/33(c)	538

Poland (EUR) (1%)
450,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 144A, 3.00%, 9/01/29(a)(c)	543
450,000	CANPACK SA/Eastern PA Land Investment Holding LLC 144A, 2.38%, 11/01/27(a)(c)	552

		1,095

Principal or Shares	Security Description	Value (000)

Poland (PLN) (0%)
410,000	Republic of Poland Government Bond, 2.75%, 10/25/29(c)	$118

Qatar (USD) (0%)
400,000	Qatar Government International Bond 144A, 4.00%, 3/14/29(a)	455

Romania (EUR) (0%)
380,000	Romanian Government International Bond 144A, 2.63%, 12/02/40(a)(c)	449

Russian Federation (RUB) (0%)
14,880,000	Russian Federal Bond - OFZ, 8.15%, 2/03/27(c)	212

Russian Federation (USD)(0%)
400,000	Russian Foreign Bond - Eurobond, 5.63%, 4/04/42(b)	505

Senegal (USD) (0%)
295,000	Senegal Government International Bond 144A, 8.75%, 5/13/21(a)	295

Singapore (SGD) (0%)
280,000	Singapore Government Bond, 3.50%, 3/01/27(c)	238

Spain (EUR) (3%)
600,000	Banco de Sabadell SA, (5 yr. Euro Swap + 6.414%), 6.50%,(b)(c)(d)(g)	734
700,000	CaixaBank SA, 0.38%, 2/03/25(b)(c)	850
100,000	Cellnex Telecom SA, 1.00%, 4/20/27(b)(c)	120
600,000	Cellnex Telecom SA, 1.88%, 6/26/29(c)	734
1,300,000	Spain Government Bond, 0.00%, 1/31/26(c)	1,578
1,650,000	Spain Government Bond 144A, 1.25%, 10/31/30(a)(b)(c)	2,138
520,000	Spain Government Bond 144A, 2.90%, 10/31/46(a)(b)(c)	840
550,000	Via Celere Desarrollos Inmobiliarios SA 144A, 5.25%, 4/01/26(a)(c)	692

		7,686

Sri Lanka (USD) (0%)
350,000	Sri Lanka Government International Bond, 6.85%, 11/03/25(b)	236

Sweden (EUR) (0%)
700,000	Verisure Holding AB 144A, 3.88%, 7/15/26(a)(c)	863

Sweden (SEK) (0%)
2,900,000	Sweden Government Bond, 1.00%, 11/12/26(b)(c)	361

Switzerland (CHF) (1%)
1,050,000	Swiss Confederation Government Bond, 0.50%, 5/27/30(b)(c)	1,233

Switzerland (USD)(0%)
395,000	Credit Suisse Group AG 144A, (U.S. Secured Overnight Financing Rate + 1.560%), 2.59%, 9/11/25(a)(d)	411
440,000	Credit Suisse Group AG 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.554%), 4.50%,(a)(d)(g)	421

		832

Thailand (THB) (0%)
15,100,000	Thailand Government Bond, 1.60%, 12/17/29(c)	483

Semi-Annual Report    89

            Payden Global Fixed Income  Fund continued

Principal or Shares	Security Description	Value (000)

United Arab Emirates (USD) (0%)
300,000	Acwa Power Management And Investments One Ltd. 144A, 5.95%, 12/15/39(a)	$352

United Kingdom (EUR) (0%)
500,000	Nationwide Building Society,(5 yr. Euro Swap + 1.500%), 2.00%, 7/25/29(b)(c)(d)	634

United Kingdom (GBP) (4%)
350,000	Barclays PLC, 3.00%, 5/08/26(b)(c)	518
250,000	Bellis Finco PLC 144A, 4.00%, 2/16/27(a)(c)	347
350,000	Lloyds Banking Group PLC, (5 yr. UK Government Bonds Note Generic Bid Yield + 4.607%), 5.13%,(c)(d)(g)	511
300,000	Natwest Group PLC, (1 yr. GBP interest rate swap + 1.490%), 2.88%, 9/19/26(b)(c)(d)	441
130,000	Sage AR Funding No 1 PLC 144A, (Sterling Overnight Index Average 3mo. + 3.000%), 3.05%, 11/17/30(a)(c)(d)	181
890,000	United Kingdom Gilt, 4.25%, 12/07/55(b)(c)	2,248
260,000	United Kingdom Gilt, 4.25%, 12/07/55(b)(c)	657
1,660,000	United Kingdom Gilt, 4.75%, 12/07/38(b)(c)	3,586
1,220,000	United Kingdom Gilt, 5.00%, 3/07/25(b)(c)	1,991

		10,480

United Kingdom (USD) (0%)
520,000	Fresnillo PLC 144A, 4.25%, 10/02/50(a)	510

United States (EUR)(1%)
550,000	AT&T Inc., 1.80%, 9/14/39(c)	660
550,000	Capital One Financial Corp., 1.65%, 6/12/29(c)	700
550,000	International Flavors & Fragrances Inc., 1.80%, 9/25/26(c)	709
650,000	Morgan Stanley, (3 mo. EURIBOR + 0.698%), 0.41%, 10/29/27(c)(d)	782

		2,851

United States (GBP)(0%)
350,000	General Motors Financial Co. Inc., 2.35%, 9/03/25(b)(c)	500

United States (USD)(35%)
400,000	Allison Transmission Inc. 144A, 5.88%, 6/01/29(a)	433
390,000	American Equity Investment Life Holding Co., 5.00%, 6/15/27	439
450,000	AmFam Holdings Inc. 144A, 3.83%, 3/11/51(a)	465
470,000	Antero Resources Corp., 5.00%, 3/01/25	478
310,000	Antero Resources Corp. 144A, 7.63%, 2/01/29(a)	337
180,000	Antero Resources Corp. 144A, 8.38%, 7/15/26(a)	202
258,050	Arbys Funding LLC 144A, 3.24%, 7/30/50(a)	267
500,000	AT&T Inc., 3.30%, 2/01/52	456
875,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.010%), 1.20%, 10/24/26(d)	870
350,000	Bank of America Corp., (3 mo. LIBOR USD + 1.210%), 3.97%, 2/07/30(d)	391
1,000,000	Blackstone Secured Lending Fund 144A, 2.75%, 9/16/26(a)	1,007
95,000	Blue Racer Midstream LLC/Blue Racer Finance Corp. 144A, 6.63%, 7/15/26(a)	98
825,000	Boeing Co., 2.20%, 2/04/26	827
400,000	Boston Properties LP, 2.90%, 3/15/30	408
750,000	Broadcom Inc. 144A, 3.50%, 2/15/41(a)	725

Principal or Shares	Security Description	Value (000)

252,000	BX Commercial Mortgage Trust 2018-IND 144A, (1 mo. LIBOR USD + 1.700%), 1.82%, 11/15/35(a)(d)	$252
280,000	BX Commercial Mortgage Trust 2018-IND 144A, (1 mo. LIBOR USD + 1.800%), 1.92%, 11/15/35(a)(d)	280
705,383	BX Commercial Mortgage Trust 2019-XL 144A, (1 mo. LIBOR USD + 2.300%), 2.42%, 10/15/36(a)(d)	706
199,595	BX Commercial Mortgage Trust 2020-BXLP 144A, (1 mo. LIBOR USD + 2.000%), 2.12%, 12/15/36(a)(d)	200
2,303,331	Cantor Commercial Real Estate Lending 2019-CF1, 1.30%, 5/15/52(h)	162
276,759	CARS-DB4 LP 144A, 3.25%, 2/15/50(a)	286
350,000	CARS-DB4 LP 144A, 4.17%, 2/15/50(a)	361
220,000	Centene Corp., 4.25%, 12/15/27	231
750,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/01/50	828
298,231	CHC Commercial Mortgage Trust 2019-CHC 144A, (1 mo. LIBOR USD + 2.050%), 2.17%, 6/15/34(a)(d)	291
700,000	Citigroup Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.597%), 4.00%,(d)(g)	711
480,000	CNX Midstream Partners LP/CNX Midstream Finance Corp. 144A, 6.50%, 3/15/26(a)	497
400,000	Cogent Communications Group Inc. 144A, 3.50%, 5/01/26(a)	400
610,933	Connecticut Avenue Securities Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 2.150%), 2.26%, 11/25/39(a)(d)	608
189,421	Connecticut Avenue Securities Trust 2020-R01 144A, (1 mo. LIBOR USD + 2.050%), 2.16%, 1/25/40(a)(d)	191
150,000	Connecticut Avenue Securities Trust 2020-R02 144A, (1 mo. LIBOR USD + 3.000%), 3.11%, 1/25/40(a)(d)	147
710,000	Consolidated Communications Inc. 144A, 5.00%, 10/01/28(a)	722
825,000	DataBank Issuer 144A, 2.06%, 2/27/51(a)	826
483,060	DB Master Finance 2017-1A LLC 144A, 4.03%, 11/20/47(a)	516
400,000	Dell International LLC/EMC Corp. 144A, 6.10%, 7/15/27(a)	490
848,250	Domino’s Pizza Master Issuer 2018-1A LLC 144A, 4.33%, 7/25/48(a)	921
1,210,000	Domino’s Pizza Master Issuer 2021-1A LLC 144A, 2.66%, 4/25/51(a)	1,227
347,375	Driven Brands Funding 2020-1A LLC 144A, 3.79%, 7/20/50(a)	368
448,875	Driven Brands Funding 2020-2A LLC 144A, 3.24%, 1/20/51(a)	466

90   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,450,000	Energy Transfer LP, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.306%), 7.13%,(d)(g)	$1,483
785,000	Evergy Inc., 2.90%, 9/15/29	808
255,876	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.150%), 2.26%, 10/25/30(d)	259
199,217	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 9.500%), 9.61%, 5/25/29(d)	228
495,933	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.250%), 10.36%, 1/25/29(d)	584
498,554	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 10.750%), 10.86%, 1/25/29(d)	589
460,000	Fannie Mae-Aces, 3.82%, 9/25/30(h)	533
764,527	FN BP6626 30YR, 2.00%, 8/01/50	773
817,910	FN CA5991 30YR, 2.50%,6/01/50	853
1,425,925	FN CA6322 30YR, 2.50%, 7/01/50	1,481
768,283	FN BP6749 30YR, 2.50%, 9/01/50	798
929,262	FN AS0016 30YR, 3.00%, 7/01/43	988
295,732	FN MA3143 30YR, 3.00%, 9/01/47	311
1,208,644	FN BP6345 30YR, 3.00%, 6/01/50	1,270
584,615	FN CA6314 30YR, 3.00%, 7/01/50	623
226,773	FN AL3577 30YR, 3.50%, 4/01/43	248
815,137	FN FM1717 30YR, 3.50%, 12/01/45	890
262,761	FN CA0133 30YR, 4.00%, 8/01/47	284
2,870,000	FNCL, 2.00%, 30YR TBA(i)	2,899
2,161,034	FR RC1727 15YR, 2.00%, 12/01/35	2,234
978,825	FR ZT0534 30YR, 3.50%, 12/01/47	1,065
400,000	Freddie Mac STACR REMIC Trust 2020-DNA2 144A, (1 mo. LIBOR USD + 2.500%), 2.61%, 2/25/50(a)(d)	398
600,000	Freddie Mac STACR Trust 2018-HQA2 144A, (1 mo. LIBOR USD + 2.300%), 2.41%, 10/25/48(a)(d)	610
266,008	Freddie Mac STACR Trust 2019-DNA1 144A, (1 mo. LIBOR USD + 2.650%), 2.76%, 1/25/49(a)(d)	272
178,924	Freddie Mac STACR Trust 2019-DNA3 144A, (1 mo. LIBOR USD + 2.050%), 2.16%, 7/25/49(a)(d)	181
200,000	Freddie Mac STACR Trust 2019-DNA4 144A, (1 mo. LIBOR USD + 2.700%), 2.81%, 10/25/49(a)(d)	201
114,264	Freddie Mac STACR Trust 2019-HQA2 144A, (1 mo. LIBOR USD + 2.050%), 2.16%, 4/25/49(a)(d)	116
800,000	Freddie Mac Structured Agency Credit Risk Debt Notes 144A, (U.S. Secured Overnight Financing Rate Index 30day Average+3.400%), 3.41%, 8/25/33(a)(d)	807
325,000	FS KKR Capital Corp., 4.75%, 5/15/22	336
350,000	FS KKR Capital Corp. II 144A, 4.25%, 2/14/25(a)	362
563,010	G2 MA4126 30YR, 3.00%, 12/20/46	596
223,835	G2 MA3663 30YR, 3.50%, 5/20/46	241

Principal or Shares	Security Description	Value (000)

311,049	G2 MA5021 30YR, 4.50%, 2/20/48	$337
350,000	General Motors Co., 6.25%, 10/02/43	461
800,000	Glencore Funding LLC 144A, 3.88%, 4/27/51(a)	799
575,000	GLP Capital LP/GLP Financing II Inc., 4.00%, 1/15/31	607
500,000	Goldman Sachs Group Inc., 2.60%, 2/07/30	511
425,000	Hyundai Capital America 144A, 1.80%, 1/10/28(a)	413
375,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A, 4.38%, 2/01/29(a)	364
900,000	Independence Energy Finance LLC 144A, 7.25%, 5/01/26(a)	905
550,000	Indigo Natural Resources LLC 144A, 5.38%, 2/01/29(a)	547
350,000	ITC HoldingsCorp. 144A, 2.95%, 5/14/30(a)	363
350,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.510%), 2.74%, 10/15/30(d)	359
350,000	Laredo Petroleum Inc., 9.50%, 1/15/25	361
860,000	Lennar Corp., 4.50%, 4/30/24	942
680,000	Life Storage LP, 2.20%, 10/15/30	657
700,000	MercadoLibre Inc., 3.13%, 1/14/31	671
550,000	MF1 2020-FL3 Ltd. 144A, (1 mo. LIBOR USD + 2.050%), 2.16%, 7/15/35(a)(d)	557
470,000	Moog Inc. 144A, 4.25%, 12/15/27(a)	484
290,000	National Fuel Gas Co., 5.50%, 1/15/26	336
470,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39(a)	791
620,000	NBM U.S. Holdings Inc. 144A, 6.63%, 8/06/29(a)	689
600,000	NBM U.S. Holdings Inc. 144A, 7.00%, 5/14/26(a)(e)	646
485,000	Northwell Healthcare Inc., 4.26%, 11/01/47	550
525,000	OneMain Finance Corp., 4.00%, 9/15/30	509
335,000	ONEOK Partners LP, 6.65%, 10/01/36	432
950,000	Organon Finance 1 LLC 144A, 5.13%, 4/30/31(a)	987
850,000	Owl Rock Capital Corp., 3.75%, 7/22/25	901
63,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39(a)	100
296,250	Planet Fitness Master Issuer 2019-1A LLC 144A, 3.86%, 12/05/49(a)	288
700,000	Progress Residential 2019-SFR4 Trust 144A, 2.69%, 10/17/36(a)	717
240,000	Range Resources Corp., 5.00%, 3/15/23	246
355,000	Range Resources Corp., 9.25%, 2/01/26	390
400,000	Sabine Pass Liquefaction LLC, 5.63%, 3/01/25	459
500,000	SBA Tower Trust 144A, 2.84%, 1/15/25(a)	528
900,000	Simon Property Group LP, 2.45%, 9/13/29	908
440,000	Sinclair Television Group Inc. 144A, 4.13%, 12/01/30(a)	430
500,000	SLM Corp., 5.13%, 4/05/22	513
357,000	Southwestern Energy Co., 8.38%, 9/15/28	393
700,000	Spirit Realty LP, 2.10%, 3/15/28	691
282,240	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 1.650%), 1.76%, 4/25/43(a)(d)	283
525,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A, 4.00%, 1/15/32(a)	516
640,000	Toledo Hospital, 5.33%, 11/15/28	742
3,100,000	U.S. Treasury Bill, 0.05%, 9/09/21(f)	3,100

Semi-Annual Report    91

            Payden Global Fixed Income  Fund continued

Principal or Shares	Security Description	Value (000)

4,030,000	U.S. Treasury Bond, 1.88%, 2/15/51	$3,667
2,435,000	U.S. Treasury Bond, 2.25%, 8/15/46(j)(k)	2,419
2,230,000	U.S. Treasury Bond, 4.50%, 5/15/38	3,036
3,000,000	U.S. Treasury Note, 0.38%, 3/31/22	3,009
5,000,000	U.S. Treasury Note, 0.75%, 3/31/26	4,981
5,410,000	U.S. Treasury Note, 1.13%, 2/15/31	5,167
1,650,000	U.S. Treasury Note, 2.38%, 4/30/26	1,774
700,000	United Natural Foods Inc. 144A, 6.75%, 10/15/28(a)	755
600,000	USB Realty Corp. 144A, (3 mo. LIBOR USD + 1.147%), 1.33%,(a)(d)(g)	471
625,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 144A, 3.88%, 2/01/29(a)	618

		93,791

Virgin Islands (British) (USD) (1%)
1,000,000	1MDB Global Investments Ltd., 4.40%, 3/09/23(b)	1,008

Total Bonds (Cost - $261,264)		264,251

Bank Loans(l) (2%)
150,000	AI Convoy Luxembourg Sarl Term Loan B 1L, (3 mo. EURIBOR + 3.500%) 3.50%, 1/20/27 EUR (c)	180
507,000	Ascent Resources Utica Holdings LLC Term Loan 2L, (LIBOR USD 3-Month + 9.000%) 10.00%, 11/01/25	564
200,000	Avast Software s.r.o. Term Loan B 1L, (3 mo. EURIBOR + 2.000%) 2.00%, 3/22/28 EUR (c)	241
500,000	CAB Selarl Term Loan B 1L, (3 mo. EURIBOR + 3.500%) 3.50%, 2/09/28 EUR (c)	599
150,000	Froneri Lux FinCo Sarl Term Loan B 1L, (3 mo. EURIBOR + 2.625%) 2.63%, 1/31/27 EUR (c)	179
296,250	Grifols SA Term Loan B 1L, (3 mo. EURIBOR + 2.250%) 2.25%, 11/15/27 EUR (c)	356
317,545	IRB Holdings Corp. Term Loan 1L, (LIBOR USD 3-Month + 2.750%) 2.95%, 2/05/25	316
486,061	K-MAC Holdings Corp. Term Loan 1L, (LIBOR USD 1-Month + 3.000%) 3.11%, 3/16/25	481
500,000	KP Germany Erste GmbH Term Loan B 1L, (3 mo. EURIBOR + 4.750%) 4.75%, 2/09/26 EUR (c)	594
486,240	Tacala Investment Corp. Term Loan B 1L, (LIBOR USD 1-Month + 3.250%) 4.50%, 2/05/27	485
599,252	United Natural Foods Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.500%) 3.61%, 10/22/25	600
460,000	Zaxby’s Operating Co. LP Term Loan B 1L, (LIBOR USD 1-Month + 3.750%) 4.41%, 12/28/27	461

Total Bank Loans (Cost - $4,939)		5,056

Investment Company (1%)
1,743,220	Payden Cash Reserves Money Market Fund *	1,743
146,702	Payden Floating Rate Fund, SI Class *	1,451

Total Investment Company (Cost - $3,212)		3,194

Principal or Shares	Security Description	Value (000)

Total Investments (Cost - $269,415) (102%)		$272,501
Liabilities in excess of Other Assets (-2%)		(5,889)

Net Assets (100%)		$266,612

*	Affiliated investment
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Principal in foreign currency.
(d)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2021.
(e)

All or a portion of these securities are on loan. At April 30, 2021, the total market value of the Fund’s securities on loan is $1,251 and the total market value of the collateral held by the Fund is $1,305.

(f)	Yield to maturity at time ofpurchase.
(g)	Perpetual security with no stated maturity date.
(h)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(i)	Security was purchased on a delayed delivery basis.
(j)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(k)	All or a portion of the security is pledged to cover futures contract margin requirements.
(l)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2021. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.

92   Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
CAD 2,492	USD 2,011	HSBC Bank USA, N.A.	07/26/2021	$17
EUR 500	USD 601	State Street Bank & Trust Co.	05/12/2021	1
EUR 3,478	USD 4,145	State Street Bank & Trust Co.	06/15/2021	40
GBP 2,712	USD 3,729	Barclays Bank PLC	05/12/2021	16
IDR 19,815,000	USD 1,356	Citibank, N.A.	06/24/2021	9
NOK 35,333	USD 4,177	HSBC Bank USA, N.A.	06/17/2021	68
SGD 1,849	USD 1,376	Citibank, N.A.	06/24/2021	13
THB 15,790	USD 506	HSBC Bank USA, N.A.	05/06/2021	1
USD 463	MYR 1,881	Barclays Bank PLC	05/06/2021	4
USD 3,845	GBP 2,712	Barclays Bank PLC	05/12/2021	99
USD 3,725	CHF 3,347	Barclays Bank PLC	05/12/2021	59
USD 453	MYR 1,856	Barclays Bank PLC	08/05/2021	1
USD 714	PEN 2,646	Citibank, N.A.	06/24/2021	15
USD 525	THB 15,790	HSBC Bank USA, N.A.	05/06/2021	18
USD 12,410	GBP 8,972	HSBC Bank USA, N.A.	05/12/2021	19
USD 2,509	EUR 2,056	HSBC Bank USA, N.A.	05/18/2021	36
USD 740	MXN 14,920	HSBC Bank USA, N.A.	07/20/2021	11
USD 375	SEK 3,167	HSBC Bank USA, N.A.	07/20/2021	1
USD 2,011	JPY 217,600	HSBC Bank USA, N.A.	07/26/2021	18
USD 237	RUB 17,890	HSBC Bank USA, N.A.	08/05/2021	2
USD 3,854	AUD 4,967	State Street Bank & Trust Co.	07/20/2021	26
USD 2,011	JPY 217,600	State Street Bank & Trust Co.	07/21/2021	19

				493

Liabilities:
CHF 3,347	USD 3,693	Barclays Bank PLC	05/12/2021	(27)
COP 2,353,000	USD 657	Citibank, N.A.	06/24/2021	(32)
EUR 2,056	USD 2,498	HSBC Bank USA, N.A.	05/18/2021	(26)
EUR 3,350	USD 4,037	HSBC Bank USA, N.A.	07/22/2021	(3)
MYR 1,881	USD 460	Barclays Bank PLC	05/06/2021	(1)
PEN 5,118	USD 1,380	Citibank, N.A.	06/24/2021	(27)
RUB 47,350	USD 631	Citibank, N.A.	06/24/2021	(6)
RUB 18,430	USD 248	HSBC Bank USA, N.A.	05/06/2021	(3)
USD 33,539	JPY 3,709,600	Citibank, N.A.	05/12/2021	(407)
USD 1,249	CHF 1,149	Citibank, N.A.	07/20/2021	(12)
USD 240	PLN 912	Citibank, N.A.	07/20/2021	—
USD 241	RUB 18,430	HSBC Bank USA, N.A.	05/06/2021	(4)
USD 4,159	SEK 35,379	HSBC Bank USA, N.A.	06/17/2021	(22)
USD 198	DKK 1,226	HSBC Bank USA, N.A.	07/20/2021	(1)
USD 249	SGD 333	HSBC Bank USA, N.A.	07/21/2021	(1)
USD 4,036	CHF 3,691	HSBC Bank USA, N.A.	07/22/2021	(15)
USD 488	THB 15,270	HSBC Bank USA, N.A.	08/05/2021	(3)
USD 67,045	EUR 56,924	State Street Bank & Trust Co.	05/12/2021	(1,408)
USD 3,856	EUR 3,233	State Street Bank & Trust Co.	06/15/2021	(35)
USD 290	EUR 245	State Street Bank & Trust Co.	06/15/2021	(4)
USD 5,988	CAD 7,505	State Street Bank & Trust Co.	07/20/2021	(119)

				(2,156)

Net Unrealized Appreciation (Depreciation)				$(1,663)

Semi-Annual Report    93

            Payden Global Fixed Income Fund continued

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
Euro-Btp Future	48	Jun-21	$8,488	$(123)	$(123)
Euro-Schatz Future	23	Jun-21	3,099	—	—
Long Gilt Future	12	Jun-21	2,116	(18)	(18)
U.S. Long Bond Future	2	Jun-21	315	2	2
U.S. Treasury 10-Year Note Future	3	Jun-21	396	(4)	(4)
U.S. Treasury 2-Year Note Future	55	Jun-21	12,142	(8)	(8)
U.S. Ultra Bond Future	4	Jun-21	744	8	8

					(143)

Short Contracts:
Euro-Bobl Future	21	Jun-21	(3,402)	12	12
Euro-Bund Future	40	Jun-21	(8,175)	40	40
U.S. 10-Year Ultra Future	73	Jun-21	(10,625)	153	153
U.S. Treasury 5-Year Note Future	22	Jun-21	(2,727)	(6)	(6)

					199

Total Futures					$ 56

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)		Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
10-Year Interest Rate Swap, Receive Fixed 1.125% Quarterly,Pay	10/07/2029	KRW	1,584,200	$(64)	$—	$(64)
Variable 0.750% (3M KWCDC) Quarterly
5-Year Interest Rate Swap, Receive Fixed 2.350% Quarterly,Pay	07/03/2025	CNY	11,800	(26)	—	(26)
Variable 2.360% (CNRR007) Quarterly
5-Year Interest Rate Swap, Receive Fixed 2.580% Quarterly,Pay	02/05/2025	CNY	2,350	(1)	—	(1)
Variable 2.2185% (CNRR007) Quarterly
5-Year Interest Rate Swap, Receive Fixed 2.635% Quarterly,Pay	01/08/2026	CNY	38,600	20	—	20
Variable 2.360% (CNRR007) Quarterly
5-Year Interest Rate Swap, Receive Fixed 2.715% Quarterly,Pay	09/16/2025	CNY	12,200	4	—	4
Variable 2.2185% (CNRR007) Quarterly
5-Year Interest Rate Swap, Receive Fixed 2.720% Quarterly,Pay	10/14/2025	CNY	10,000	3	—	3
Variable 2.2185% (CNRR007) Quarterly
5-Year Interest Rate Swap, Receive Fixed 2.825% Quarterly,Pay	04/08/2026	CNY	35,000	35	—	35
Variable 2.300% (CNRR007) Quarterly
5-Year Interest Rate Swap, Receive Fixed 2.920% Quarterly,Pay	01/17/2025	CNY	11,580	20	—	20
Variable 2.360% (CNRR007) Quarterly
5-Year Interest Rate Swap, Receive Fixed 2.960% Quarterly,Pay	12/09/2024	CNY	28,890	57	—	57
Variable 2.300% (CNRR007) Quarterly

				$48	$—	$48

Open OTC Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Depreciation (000s)
5-Year Interest Rate Swap, Receive Fixed 1.850% Quarterly,Pay Variable 2.36% (CNRR007) Quarterly, Counterparty: Goldman Sachs &Co.	05/08/2025	CNY 16,000	$(87)	$—	$(87)

94   Payden Mutual Funds

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$1,251
Non-cash Collateral[2]	(1,251)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

Semi-Annual Report    95

                  Payden  Emerging Markets Bond Fund

The Fund seeks a high level of total return by generally investing in below investment grade debt instruments and income producing securities of emerging market countries denominated in U.S. and foreign currencies with no limit on the average portfolio maturity.

Portfolio Composition - percent of investments

Foreign Government	68%
Corporate	31%
Other	1%

Schedule of Investments - April 30, 2021 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (99%)
Angola (USD) (3%)
4,350,000	Angolan Government International Bond 144A, 8.00%, 11/26/29 (a)	$4,399
8,195,000	Angolan Government International Bond 144A, 8.25%, 5/09/28 (a)	8,441
8,970,000	Angolan Government International Bond 144A, 9.38%, 5/08/48 (a)	9,268
3,140,000	Angolan Government International Bond 144A, 9.50%, 11/12/25 (a)	3,454
		25,562
Argentina (ARS) (0%)
44,420,000	YPF SA 144A, 16.50%, 5/09/22 ARS (a)(b)	394
Argentina (USD) (2%)
7,391,273	Argentine Republic Government International Bond, 0.13%, 7/09/30	2,690
11,007,476	Argentine Republic Government International Bond, 0.13%, 7/09/35	3,490
9,649,090	Argentine Republic Government International Bond, 0.13%, 1/09/38	3,681
4,692,500	Argentine Republic Government International Bond, 0.13%, 7/09/41	1,687
1,798,995	Argentine Republic Government International Bond, 1.00%, 7/09/29	685
2,050,000	Provincia de Buenos Aires 144A, 6.50%, 2/15/23 (a)	846
1,625,000	Provincia de Buenos Aires 144A, 7.88%, 6/15/27 (a)	707
5,272,678	Provincia de Cordoba 144A, 3.00%, 12/10/25 (a)	3,656
		17,442
Armenia (USD) (2%)
6,290,000	Republic of Armenia International Bond 144A, 3.60%, 2/02/31 (a)	5,789
2,300,000	Republic of Armenia International Bond 144A, 3.95%, 9/26/29 (a)	2,209
7,595,000	Republic of Armenia International Bond 144A, 7.15%, 3/26/25 (a)	8,458
		16,456
Austria (USD)(0%)
1,040,000	Klabin Austria GmbH 144A, 3.20%, 1/12/31 (a)	993
2,120,000	Klabin Austria GmbH 144A, 7.00%, 4/03/49(a)	2,606
		3,599
Bahrain (USD) (1%)
4,490,000	Bahrain Government International Bond 144A, 5.25%, 1/25/33 (a)	4,375

Principal or Shares	Security Description	Value (000)

2,370,000	Bahrain Government International Bond 144A, 5.63%, 9/30/31 (a)	$2,392
1,840,000	Bahrain Government International Bond 144A, 6.75%, 9/20/29 (a)	2,030
		8,797
Belarus (USD) (0%)
1,730,000	Republic of Belarus International Bond 144A, 6.20%, 2/28/30 (a)	1,654
1,410,000	Republic of Belarus International Bond 144A, 6.88%, 2/28/23 (a)	1,442
1,020,000	Republic of Belarus International Bond 144A, 7.63%,6/29/27 (a)	1,061
		4,157
Bermuda (USD) (1%)
900,000	Bermuda Government International Bond 144A, 2.38%, 8/20/30 (a)	893
2,620,000	Bermuda Government International Bond 144A, 3.38%, 8/20/50 (a)	2,583
2,090,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (a)	2,153
685,000	Geopark Ltd. 144A, 6.50%, 9/21/24 (a)	714
410,000	Geopark Ltd., 6.50%, 9/21/24 (c)	428
4,430,000	Star Energy Geothermal Darajat II/Star Energy Geothermal Salak 144A, 4.85%, 10/14/38 (a)	4,912
		11,683
Brazil (USD) (2%)
4,155,000	Brazilian Government International Bond, 4.75%, 1/14/50	3,910
2,270,000	Brazilian Government International Bond, 5.00%, 1/27/45	2,245
4,060,000	BRF SA 144A, 5.75%, 9/21/50 (a)	3,989
1,400,000	Itau Unibanco Holding SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.446%) 3.88%, 4/15/31 (a)(d)	1,361
3,880,000	Itau Unibanco Holding SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.822%) 4.50%, 11/21/29 (a)(d)(e)	3,927
4,492,010	USJ-Acucar e Alcool S/A 144A, 9.88%, 11/09/23 (a)(f)	1,319
		16,751
Cayman Islands (USD) (0%)
2,135,000	DP World Salaam, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.750%) 6.00%, (c)(d)(g)	2,345
868,000	Odebrecht Oil & Gas Finance Ltd. 144A, 0.00%, (a)(g)(h)	12
		2,357

96   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

Chile (USD) (0%)
1,480,000	VTR Comunicaciones SpA 144A, 4.38%, 4/15/29 (a)	$1,492
Colombia (USD) (3%)
6,022,000	Colombia Government International Bond, 3.13%, 4/15/31	5,909
3,580,000	Colombia Government International Bond, 3.25%, 4/22/32	3,516
1,440,000	Colombia Government International Bond, 4.13%, 2/22/42	1,413
3,980,000	Colombia Government International Bond, 5.00%, 6/15/45	4,250
4,594,000	Colombia Government International Bond, 6.13%, 1/18/41	5,522
4,735,000	Colombia Government International Bond, 7.38%, 9/18/37	6,305
2,435,000	Ecopetrol SA, 6.88%, 4/29/30	2,956
		29,871
Costa Rica (USD)(1%)
3,325,000	Costa Rica Government International Bond 144A, 4.38%, 4/30/25 (a)	3,387
3,955,000	Costa Rica Government International Bond 144A, 6.13%, 2/19/31 (a)	4,138
2,270,000	Costa Rica Government International Bond 144A, 7.00%, 4/04/44 (a)	2,338
3,515,000	Costa Rica Government International Bond 144A, 7.16%, 3/12/45 (a)(e)	3,647
		13,510
Dominica Republic (USD) (4%)
2,060,000	Dominican Republic International Bond 144A, 4.88%, 9/23/32 (a)	2,161
6,915,000	Dominican Republic International Bond 144A, 5.88%, 1/30/60 (a)	6,924
4,805,000	Dominican Republic International Bond 144A, 5.95%, 1/25/27 (a)	5,466
8,675,000	Dominican Republic International Bond 144A, 6.00%, 7/19/28 (a)	9,911
1,990,000	Dominican Republic International Bond 144A, 6.40%, 6/05/49 (a)	2,176
2,200,000	Dominican Republic International Bond 144A, 6.50%, 2/15/48 (a)	2,425
4,615,000	Dominican Republic International Bond 144A, 6.85%, 1/27/45 (a)	5,261
3,190,000	Dominican Republic International Bond 144A, 6.88%, 1/29/26 (a)	3,732
		38,056
Ecuador (USD) (2%)
1,960,000	Ecuador Government International Bond 144A, 0.50%, 7/31/30 (a)	1,646
14,254,458	Ecuador Government International Bond 144A, 0.50%, 7/31/35 (a)	9,764
10,297,250	Ecuador Government International Bond 144A, 0.50%, 7/31/40 (a)	6,179
1,261,899	Ecuador Government International Bond 144A, 6.68%, 7/31/30 (a)(h)	694
		18,283

Principal or Shares	Security Description	Value (000)

Egypt (USD) (3%)
4,210,000	Egypt Government International Bond 144A, 5.88%, 2/16/31 (a)	$4,072
5,015,000	Egypt Government International Bond 144A, 7.50%, 1/31/27 (a)	5,551
4,390,000	Egypt Government International Bond 144A, 7.63%, 5/29/32 (a)	4,675
2,300,000	Egypt Government International Bond, 7.63%, 5/29/32 (c)	2,450
4,170,000	Egypt Government International Bond 144A, 7.90%, 2/21/48 (a)	4,112
3,315,000	Egypt Government International Bond 144A, 8.50%, 1/31/47 (a)	3,430
5,290,000	Egypt Government International Bond 144A, 8.70%, 3/01/49 (a)	5,528
		29,818
El Salvador (USD)(2%)
4,110,000	El Salvador Government International Bond 144A, 6.38%, 1/18/27 (a)	4,259
2,560,000	El Salvador Government International Bond 144A, 7.63%, 2/01/41 (a)	2,638
4,320,000	El Salvador Government International Bond 144A, 7.65%, 6/15/35 (a)	4,542
1,525,000	El Salvador Government International Bond 144A, 8.25%, 4/10/32 (a)	1,680
5,674,000	El Salvador Government International Bond 144A, 8.63%, 2/28/29 (a)	6,370
		19,489
Gabon (USD)(0%)
2,310,000	Gabon Government International Bond 144A, 6.63%, 2/06/31 (a)	2,330
Georgia (USD) (0%)
2,180,000	Georgia Government International Bond 144A, 2.75%, 4/22/26 (a)	2,191
Ghana (USD)(3%)
2,140,000	Ghana Government International Bond 144A, 0.00%, 4/07/25 (a)	1,689
2,480,000	Ghana Government International Bond 144A, 7.63%, 5/16/29 (a)	2,529
1,330,000	Ghana Government International Bond 144A, 7.75%,4/07/29 (a)	1,363
3,720,000	Ghana Government International Bond 144A, 8.13%, 3/26/32 (a)	3,762
2,585,000	Ghana Government International Bond, 8.13%, 3/26/32 (c)	2,615
1,910,000	Ghana Government International Bond 144A, 8.63%,4/07/34 (a)	1,976
7,705,000	Ghana Government International Bond 144A, 8.63%, 6/16/49 (a)	7,507
7,205,000	Ghana Government International Bond 144A, 10.75%, 10/14/30 (a)	9,127
		30,568
Guatemala (USD) (1%)
1,931,000	Guatemala Government Bond 144A, 4.88%, 2/13/28 (a)	2,167
3,790,000	Guatemala Government Bond 144A, 6.13%, 6/01/50 (a)	4,567
		6,734

Semi-Annual Report    97

            Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)
Honduras (USD) (0%)
2,520,000	Honduras Government International Bond 144A, 5.63%, 6/24/30 (a)	$2,659
1,796,000	Honduras Government International Bond 144A, 6.25%, 1/19/27 (a)	1,980
		4,639
India (USD) (2%)
1,752,000	Adani Electricity Mumbai Ltd. 144A, 3.95%, 2/12/30 (a)	1,761
1,405,000	Adani Green Energy UP Ltd./Prayatna Developers Pvt. Ltd./Parampujya Solar Energy 144A, 6.25%, 12/10/24 (a)	1,558
4,110,900	Adani Transmission Ltd. 144A, 4.25%, 5/21/36 (a)	4,188
1,194,000	Muthoot Finance Ltd. 144A, 6.13%, 10/31/22 (a)	1,237
775,000	ReNew Power Ltd. 144A, 6.45%, 9/27/22 (a)	804
3,595,000	ReNew Power Pvt. Ltd. 144A, 5.88%, 3/05/27 (a)	3,826
4,605,000	Shriram Transport Finance Co. Ltd. 144A, 5.95%, 10/24/22 (a)	4,704
		18,078
Indonesia (EUR) (0%)
380,000	Indonesia Government International Bond, 1.40%, 10/30/31 EUR (b)	465
Indonesia (USD) (3%)
2,050,000	Cikarang Listrindo Tbk PT 144A, 4.95%, 9/14/26 (a)	2,108
2,805,000	Hutama Karya Persero PT 144A, 3.75%, 5/11/30 (a)	2,990
1,260,000	Indonesia Asahan Aluminium Persero PT 144A, 4.75%, 5/15/25 (a)	1,371
2,440,000	Indonesia Asahan Aluminium Persero PT 144A, 5.45%, 5/15/30 (a)	2,812
1,530,000	Indonesia Asahan Aluminium Persero PT 144A, 6.53%, 11/15/28 (a)	1,852
3,405,000	Indonesia Government International Bond 144A, 7.75%, 1/17/38 (a)	5,067
2,060,000	Indonesia Government International Bond, 8.50%, 10/12/35 (c)	3,254
1,075,000	Indonesia Government International Bond 144A, 8.50%, 10/12/35 (a)	1,698
910,000	Pelabuhan Indonesia III Persero PT 144A, 4.50%, 5/02/23 (a)	967
3,470,000	Pertamina Persero PT 144A, 6.50%, 11/07/48 (a)	4,528
3,110,000	Perusahaan Listrik Negara PT 144A, 6.15%, 5/21/48 (a)	3,833
		30,480
Isle of Man (USD) (0%)
1,655,000	AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	1,720
Israel (USD) (1%)
3,895,000	Bank Leumi Le-Israel BM 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.631%) 3.28%, 1/29/31 (a)(c)(d)	4,031

Principal or Shares	Security Description	Value (000)
3,045,000	Leviathan Bond Ltd. 144A, 6.75%, 6/30/30 (a)(c)	$3,426
1,920,000	Mizrahi Tefahot Bank Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.250%) 3.08%, 4/07/31 (a)(c)(d)	1,954
		9,411
Ivory Coast (EUR) (1%)
3,740,000	Ivory Coast Government International Bond 144A, 4.88%, 1/30/32 EUR (a)(b)	4,524
2,016,000	Ivory Coast Government International Bond 144A, 5.25%, 3/22/30 EUR (a)(b)	2,554
		7,078
Jersey (USD) (0%)
4,650,000	Galaxy Pipeline Assets Bidco Ltd. 144A, 2.63%, 3/31/36 (a)	4,519
Kazakhstan (KZT) (1%)
2,098,000,000	Development Bank of Kazakhstan JSC 144A, 8.95%, 5/04/23 KZT (a)(b)	4,888
Kazakhstan (USD) (2%)
2,960,000	Kazakhstan Government International Bond 144A, 6.50%, 7/21/45 (a)	4,286
9,710,000	KazMunayGas National Co. JSC 144A, 5.75%, 4/19/47 (a)	11,700
		15,986
Kenya (USD) (1%)
3,200,000	Kenya Government International Bond 144A, 6.88%, 6/24/24 (a)	3,557
2,625,000	Kenya Government International Bond 144A, 7.00%, 5/22/27 (a)	2,862
2,420,000	Kenya Government International Bond 144A, 8.00%, 5/22/32 (a)	2,658
1,690,000	Kenya Government International Bond 144A, 8.25%, 2/28/48 (a)	1,812
		10,889
Lebanon (USD) (0%)
3,560,000	Lebanon Government International Bond, 6.00%, 1/27/23 (c)(f)	452
3,420,000	Lebanon Government International Bond, 6.20%, 2/26/25 (c)(f)	443
2,045,000	Lebanon Government International Bond, 6.60%, 11/27/26 (c)(f)	265
1,246,000	Lebanon Government International Bond, 6.65%, 2/26/30 (c)(f)	160
1,930,000	Lebanon Government International Bond, 6.75%, 11/29/27 (c)(f)	249
1,390,000	Lebanon Government International Bond, 6.85%, 5/25/29 (f)	176
2,950,000	Lebanon Government International Bond, 7.00%, 3/23/32 (c)(f)	383
		2,128
Luxembourg (USD) (1%)
1,760,000	FEL Energy VI Sarl 144A, 5.75%, 12/01/40 (a)	1,835
4,095,000	MHP Lux SA 144A, 6.25%, 9/19/29 (a)	3,985
852,000	Millicom International Cellular SA 144A, 4.50%, 4/27/31 (a)	906
		6,726
Malaysia (USD) (1%)
9,700,000	1MDB Energy Ltd., 5.99%, 5/11/22 (c)	10,153

98   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
2,830,000	Petronas Capital Ltd. 144A, 4.55%, 4/21/50 (a)	$3,367
		13,520
Mauritius (USD) (0%)
1,085,000	Azure Power Solar Energy Pvt. Ltd. 144A, 5.65%, 12/24/24 (a)	1,152
Mexico (MXN) (1%)
26,900,000	Grupo Televisa SAB, 7.25%, 5/14/43 MXN (b)	971
69,900,000	Mexican Bonos, 8.50%, 5/31/29 MXN (b)	3,848
56,000,000	Mexican Bonos, 8.50%, 11/18/38 MXN (b)	3,003
		7,822
Mexico (USD) (5%)
4,981,300	Cometa Energia SA de CV 144A, 6.38%, 4/24/35 (a)	5,655
4,339,598	Fermaca EnterprisesS de RL de CV144A, 6.38%, 3/30/38 (a)	4,991
330,000	Grupo Bimbo SAB de CV 144A, 4.00%, 9/06/49 (a)	333
2,870,000	Grupo Bimbo SAB de CV 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.280%) 5.95%, (a)(d)(g)	3,052
4,140,000	Mexico City Airport Trust 144A, 3.88%, 4/30/28 (a)	4,291
3,095,000	Mexico City Airport Trust 144A, 5.50%, 7/31/47 (a)	3,146
1,220,000	Mexico Government International Bond, 6.05%, 1/11/40	1,495
4,033,000	Petroleos Mexicanos, 6.49%, 1/23/27	4,270
6,185,000	Petroleos Mexicanos, 6.50%, 3/13/27	6,548
4,450,000	Petroleos Mexicanos, 6.50%, 6/02/41	4,003
2,770,000	Petroleos Mexicanos, 6.63%, 6/15/35	2,681
3,179,000	Petroleos Mexicanos, 6.75%, 9/21/47	2,815
4,304,000	Petroleos Mexicanos, 6.84%, 1/23/30	4,428
5,180,000	Petroleos Mexicanos, 6.95%, 1/28/60	4,591
		52,299
Mongolia (USD) (1%)
5,575,000	Development Bank of Mongolia LLC 144A, 7.25%, 10/23/23 (a)	6,013
1,103,000	Mongolia Government International Bond 144A, 5.13%, 12/05/22 (a)	1,146
4,290,000	Mongolia Government International Bond 144A, 5.13%, 4/07/26 (a)	4,611
1,150,000	Mongolia Government International Bond 144A, 5.63%, 5/01/23 (a)	1,213
845,000	Mongolia Government International Bond 144A, 8.75%, 3/09/24 (a)	978
		13,961
Morocco (EUR) (0%)
2,220,000	Morocco Government International Bond 144A, 2.00%, 9/30/30 EUR (a)(b)	2,648
Morocco (USD) (0%)
3,645,000	Morocco Government International Bond 144A, 3.00%, 12/15/32 (a)	3,473
Netherlands (USD) (2%)
1,510,000	Equate Petrochemical BV 144A, 2.63%, 4/28/28 (a)	1,516
3,535,000	Minejesa Capital BV 144A, 5.63%, 8/10/37 (a)	3,756
3,264,804	MV24 Capital BV 144A, 6.75%, 6/01/34 (a)	3,467

Principal or Shares	Security Description	Value (000)
2,360,000	Prosus NV 144A, 3.68%, 1/21/30 (a)	$2,471
2,550,000	Prosus NV 144A, 4.03%, 8/03/50 (a)	2,385
2,160,000	VTR Finance NV 144A, 6.38%, 7/15/28 (a)	2,339
		15,934
Nigeria (USD) (2%)
3,585,000	Nigeria Government International Bond 144A, 6.50%, 11/28/27 (a)	3,798
2,480,000	Nigeria Government International Bond, 6.50%, 11/28/27 (c)	2,627
2,065,000	Nigeria Government International Bond 144A, 7.14%, 2/23/30 (a)	2,194
3,270,000	Nigeria Government International Bond 144A, 7.63%, 11/28/47 (a)	3,299
3,285,000	Nigeria Government International Bond 144A, 7.70%, 2/23/38 (a)	3,385
3,355,000	Nigeria Government International Bond 144A, 7.88%, 2/16/32 (a)	3,625
3,805,000	Nigeria Government International Bond 144A, 8.75%, 1/21/31 (a)	4,344
		23,272
Oman (USD) (2%)
3,270,000	Oman Government International Bond 144A, 4.75%, 6/15/26 (a)(e)	3,403
6,980,000	Oman Government International Bond 144A, 5.38%, 3/08/27 (a)	7,312
1,465,000	Oman Government International Bond 144A, 6.25%, 1/25/31 (a)(e)	1,580
6,360,000	Oman Government International Bond 144A, 6.50%, 3/08/47 (a)	6,241
5,490,000	Oman Government International Bond 144A, 6.75%, 1/17/48 (a)	5,491
		24,027
Pakistan (USD) (2%)
4,520,000	Pakistan Government International Bond 144A, 6.00%, 4/08/26 (a)	4,654
5,410,000	Pakistan Government International Bond 144A, 6.88%, 12/05/27 (a)	5,677
3,420,000	Pakistan Government International Bond 144A, 7.38%, 4/08/31 (a)	3,600
2,370,000	Pakistan Government International Bond 144A, 8.88%, 4/08/51 (a)	2,546
		16,477
Panama (USD) (1%)
1,882,946	Aeropuerto Internacional de Tocumen SA 144A, 6.00%, 11/18/48 (a)	2,024
1,010,000	Panama Government International Bond, 4.30%, 4/29/53	1,088
5,055,000	Panama Government International Bond, 6.70%, 1/26/36	6,800
		9,912
Paraguay (USD) (1%)
1,675,000	Paraguay Government International Bond 144A, 5.40%, 3/30/50 (a)	1,895

Semi-Annual Report    99

            Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)
2,190,000	Paraguay Government International Bond 144A, 5.60%, 3/13/48 (a)	$2,500
2,040,000	Paraguay Government International Bond 144A, 6.10%, 8/11/44 (a)	2,458
		6,853
Peru (PEN) (2%)
6,210,000	Fondo MIVIVIENDA SA 144A, 7.00%, 2/14/24 PEN (a)(b)	1,872
53,860,000	Peruvian Government International Bond 144A, 6.95%, 8/12/31 PEN (a)(b)	15,949
		17,821
Peru (USD) (0%)
2,495,000	Peruvian Government International Bond, 3.55%, 3/10/51	2,473
Philippines (EUR) (1%)
6,040,000	Philippine Government International Bond, 1.75%, 4/28/41 EUR (b)	7,136
Philippines (USD) (0%)
1,635,000	Philippine Government International Bond, 3.70%, 3/01/41	1,738
Qatar (USD) (2%)
3,260,000	Qatar Government International Bond 144A, 4.40%, 4/16/50 (a)	3,800
5,340,000	Qatar Government International Bond 144A, 4.82%, 3/14/49 (a)	6,571
3,425,000	Qatar Government International Bond 144A, 5.10%, 4/23/48 (a)	4,351
		14,722
Romania (EUR) (2%)
3,200,000	Romanian Government International Bond 144A, 2.00%, 4/14/33 EUR (a)(b)	3,799
4,190,000	Romanian Government International Bond 144A, 2.63%, 12/02/40 EUR (a)(b)	4,949
6,325,000	Romanian Government International Bond 144A, 3.38%, 1/28/50 EUR (a)(b)	7,968
2,756,000	Romanian Government International Bond 144A, 4.63%, 4/03/49 EUR (a)(b)	4,109
		20,825
Russian Federation (RUB) (1%)
974,500,000	Russian Federal Bond - OFZ, 6.90%, 5/23/29 RUB (b)	12,995
Russian Federation (USD) (1%)
1,400,000	Russian Foreign Bond - Eurobond 144A, 5.10%, 3/28/35 (a)	1,650
400,000	Russian Foreign Bond - Eurobond, 5.10%, 3/28/35 (c)	472
3,600,000	Russian Foreign Bond - Eurobond, 5.63%, 4/04/42 (c)	4,546
		6,668
Saudi Arabia (USD) (2%)
2,610,000	Saudi Arabian Oil Co. 144A, 3.50%, 11/24/70 (a)	2,389
6,980,000	Saudi Arabian Oil Co. 144A, 4.25%, 4/16/39 (a)	7,625
4,390,000	Saudi Government International Bond 144A, 2.25%, 2/02/33 (a)	4,149

Principal or Shares	Security Description	Value (000)
4,200,000	Saudi Government International Bond 144A, 3.75%, 1/21/55 (a)	$4,172
		18,335
Senegal (USD) (1%)
2,280,000	Senegal Government International Bond 144A, 6.25%, 7/30/24 (a)	2,482
6,635,000	Senegal Government International Bond 144A, 6.25%, 5/23/33 (a)	6,992
1,543,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (a)	1,544
		11,018
South Africa (USD) (2%)
2,020,000	Eskom Holdings SOC Ltd. 144A, 6.35%, 8/10/28 (a)	2,200
1,975,000	Eskom Holdings SOC Ltd. 144A, 6.75%, 8/06/23 (a)	2,065
4,215,000	Eskom Holdings SOC Ltd., 7.13%, 2/11/25 (c)	4,424
3,425,000	Republic of South Africa Government International Bond, 4.30%, 10/12/28	3,448
2,850,000	Republic of South Africa Government International Bond, 5.65%, 9/27/47	2,750
3,590,000	Republic of South Africa Government International Bond, 5.75%, 9/30/49	3,469
2,070,000	Republic of South Africa Government International Bond, 5.88%, 6/22/30	2,289
2,415,000	Transnet SOC Ltd. 144A, 4.00%, 7/26/22 (a)	2,470
		23,115
South Africa (ZAR) (1%)
113,800,000	Republic of South Africa Government Bond, 8.75%, 2/28/48 ZAR (b)	6,252
Sri Lanka (USD) (2%)
9,085,000	Sri Lanka Government International Bond 144A, 6.20%, 5/11/27 (a)	6,005
10,260,000	Sri Lanka Government International Bond 144A, 6.83%, 7/18/26 (a)	6,836
5,855,000	Sri Lanka Government International Bond 144A, 6.85%, 11/03/25 (a)	3,940
1,885,000	Sri Lanka Government International Bond 144A, 7.55%, 3/28/30 (a)	1,247
6,025,000	Sri Lanka Government International Bond 144A, 7.85%, 3/14/29 (a)	3,984
		22,012
Thailand (USD) (0%)
3,110,000	Bangkok Bank PCL 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.729%) 5.00%, (a)(d)(g)	3,276
Tunisia (EUR) (0%)
2,135,000	Banque Centrale de Tunisie International Bond 144A, 6.38%, 7/15/26 EUR (a)(b)	2,427
Tunisia (USD) (1%)
11,590,000	Banque Centrale de Tunisie International Bond 144A, 5.75%, 1/30/25 (a)	10,904
Turkey (USD) (2%)
970,000	TC Ziraat Bankasi AS 144A, 5.13%, 5/03/22 (a)	983

100   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

4,735,000	Turkey Government International Bond, 4.25%, 4/14/26	$4,445
4,645,000	Turkey Government International Bond, 6.13%, 10/24/28	4,593
3,595,000	Turkey Government International Bond, 7.25%, 12/23/23	3,819
3,145,000	Turkey Government International Bond, 7.38%, 2/05/25	3,347
		17,187
Ukraine (EUR) (1%)
1,285,000	Ukraine Government International Bond 144A, 4.38%, 1/27/30 EUR (a)(b)	1,420
2,790,000	Ukraine Government International Bond 144A, 6.75%, 6/20/26 EUR (a)(b)	3,601
		5,021
Ukraine (UAH) (0%)
103,920,000	Ukraine Government International Bond 144A, 11.67%, 11/22/23 UAH (a)(b)	3,693
Ukraine (USD) (4%)
2,895,000	Ukraine Government International Bond 144A, 0.00%, 5/31/40 (a)(h)(i)	3,064
9,435,000	Ukraine Government International Bond 144A, 7.25%, 3/15/33 (a)	9,470
980,000	Ukraine Government International Bond 144A, 7.38%, 9/25/32 (a)	993
1,286,000	Ukraine Government International Bond 144A, 7.75%, 9/01/23 (a)	1,371
2,345,000	Ukraine Government International Bond 144A, 7.75%, 9/01/24 (a)	2,522
5,125,000	Ukraine Government International Bond 144A, 7.75%, 9/01/25 (a)	5,536
3,215,000	Ukraine Government International Bond, 7.75%, 9/01/25 (c)	3,473
2,370,000	Ukraine Government International Bond 144A, 7.75%, 9/01/26 (a)	2,560
8,803,000	Ukraine Government International Bond 144A, 7.75%, 9/01/27 (a)	9,464
3,150,000	Ukraine Government International Bond 144A, 8.99%, 2/01/24 (a)	3,471
		41,924
United Arab Emirates (USD) (3%)
6,543,000	Abu Dhabi Crude Oil Pipeline LLC 144A, 4.60%, 11/02/47 (a)	7,524
1,010,000	Abu Dhabi Government International Bond 144A, 3.13%, 9/30/49 (a)	985
2,599,000	Acwa Power Management And Investments One Ltd. 144A, 5.95%, 12/15/39 (a)	3,046
825,000	DP World PLC 144A, 5.63%, 9/25/48 (a)	1,004
1,690,000	DP World PLC 144A, 6.85%, 7/02/37 (a)	2,252
4,130,000	Finance Department Government of Sharjah 144A, 3.63%, 3/10/33 (a)	4,078
3,580,000	NBK Tier 1 Financing Ltd. 144A, (6 yr. Swap Semi 30/360 US + 2.875%) 3.63%, 8/24/69 (a)(d)(g)	3,579
3,005,000	Ruwais Power Co. PJSC 144A, 6.00%, 8/31/36 (a)	3,982
		26,450

Principal or Shares	Security Description	Value (000)
United Kingdom (EGP) (2%)
31,299,000	HSBC Bank PLC 144A, 14.35%, 7/16/25 EGP (a)(b)(c)	$1,998
34,600,000	HSBC Bank PLC 144A, 14.37%, 10/22/25 EGP (a)(b)	2,212
43,500,000	HSBC Bank PLC 144A, 14.56%, 10/18/27 EGP (a)(b)(c)	2,789
47,370,000	HSBC Bank PLC 144A, 14.61%, 9/10/25 EGP (a)(b)(c)	3,051
94,860,000	HSBC Bank PLC 144A, 14.66%, 10/09/30 EGP (a)(b)(c)	6,052
		16,102
United Kingdom (IDR) (1%)
89,288,000,000	Standard Chartered Bank 144A, 8.25%, 5/19/36 IDR (a)(b)	6,807
United Kingdom (USD) (0%)
2,130,000	MARB BondCo PLC 144A, 3.95%, 1/29/31 (a)	2,027
United States (EGP) (1%)
179,300,000	Citigroup Global Markets Holdings Inc. 144A, 0.00%, 9/02/21 EGP (a)(b)(h)	11,000
United States (IDR) (1%)
36,100,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 8.25%, 5/17/36 IDR (a)(b)	2,753
24,925,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 8.38%, 3/17/34 IDR (a)(b)	1,914
		4,667
United States (KZT) (0%)
1,097,800,000	Citigroup Global Markets Holdings Inc. 144A, 0.00%, 1/24/22 KZT (a)(b)	2,394
United States (UAH) (1%)
13,700,000	Citigroup Global Markets Holdings Inc. 144A, 14.41%, 10/17/22 UAH (a)(b)	515
134,000,000	Citigroup Global Markets Holdings Inc. 144A, 15.92%, 11/19/21 UAH (a)(b)	5,012
26,000,000	Citigroup Global Markets Holdings Inc. 144A, 16.42%, 11/19/21 UAH (a)(b)	972
		6,499
United States (USD) (1%)
1,750,000	MercadoLibre Inc., 3.13%, 1/14/31	1,676
1,730,000	NBM U.S. Holdings Inc. 144A, 6.63%, 8/06/29 (a)	1,923
2,010,000	NBM U.S. Holdings Inc. 144A, 7.00%, 5/14/26 (a)	2,165
		5,764
Uruguay (USD) (0%)
1,410,000	Uruguay Government International Bond, 4.98%, 4/20/55	1,755
Uruguay (UYU) (2%)
486,553,951	Uruguay Government International Bond, 3.88%, 7/02/40 UYU (b)	12,902
157,441,660	Uruguay Government International Bond, 4.38%, 12/15/28 UYU (b)	4,287
		17,189
Uzbekistan (USD) (1%)
4,920,000	Republic of Uzbekistan Bond 144A, 3.70%, 11/25/30 (a)	4,912

Semi-Annual Report    101

            Payden Emerging Markets  Bond Fund continued

Principal or Shares	Security Description	Value (000)
Venezuela (USD) (0%)
6,400,000	Petroleos de Venezuela SA, 5.38%, 4/12/27 (c)(f)(j)	$303
6,055,000	Petroleos de Venezuela SA 144A, 6.00%, 11/15/26 (a)(f)(j)	287
1,122,500	Petroleos de Venezuela SA 144A, 8.50%, 10/27/20 (a)(f)(j)	317
5,085,000	Petroleos de Venezuela SA, 9.00%, 11/17/21 (c)(f)(j)	240
2,420,000	Venezuela Government International Bond, 7.00%, 3/31/38 (c)(f)(j)	254
7,789,000	Venezuela Government International Bond, 7.65%, 4/21/25 (c)(f)(j)	806
4,020,000	Venezuela Government International Bond, 7.75%, 10/13/19 (c)(f)(j)	402
9,060,000	Venezuela Government International Bond, 9.25%, 9/15/27 (f)(j)	951
		3,560
Virgin Islands (British) (USD) (1%)
13,400,000	1MDB Global Investments Ltd., 4.40%, 3/09/23 (c)	13,503
Total Bonds (Cost - $1,004,029)		980,068
Investment Company (0%)
4,799,101	Payden Cash Reserves Money Market Fund * (Cost - $4,799)	4,799

Principal or Shares	Security Description	Value (000)

Total Investments (Cost - $1,008,828) (99%)		$984,867
Other Assets, net of Liabilities (1%)		9,529
Net Assets (100%)		$994,396

*	Affiliated investment
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board. (b) Principal in foreign currency.

(c)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2021.
(e)

All or a portion of these securities are on loan. At April 30, 2021, the total market value of the Fund’s securities on loan is $2,944 and the total market value of the collateral held by the Fund is $3,088. Amounts in 000s.

(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(g)	Perpetual security with no stated maturity date. (h) Yield to maturity at time of purchase.
(i)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(j)	Non-income producing security.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
BRL 41,635	USD 7,478	HSBC Bank USA, N.A.	06/28/2021	$146
EUR 407	USD 484	Barclays Bank PLC	06/22/2021	6
INR 763,790	USD 10,045	HSBC Bank USA, N.A.	07/16/2021	149
USD 10,890	THB 325,680	Barclays Bank PLC	05/25/2021	432
USD 10,061	JPY 1,095,500	Barclays Bank PLC	06/22/2021	33
USD 9,108	PEN 33,665	Barclays Bank PLC	06/28/2021	209

				975

Liabilities:
COP 18,482,000	USD 5,079	Barclays Bank PLC	06/15/2021	(167)
EUR 8,332	USD 10,079	Barclays Bank PLC	06/22/2021	(51)
MXN 37,240	USD 1,850	HSBC Bank USA, N.A.	07/26/2021	(30)
USD 53,248	EUR 44,551	Barclays Bank PLC	06/22/2021	(373)
USD 3,777	EUR 3,165	Barclays Bank PLC	06/22/2021	(33)
USD 9,788	PHP 478,940	Barclays Bank PLC	07/16/2021	(146)
USD 15,981	ZAR 240,630	BNP PARIBAS	06/21/2021	(489)
USD 9,775	CLP 6,950,600	HSBC Bank USA, N.A.	07/15/2021	—
ZAR 145,840	USD 10,213	BNP PARIBAS	06/21/2021	(230)

				(1,519)

Net Unrealized Appreciation (Depreciation)				$(544)

102   Payden Mutual Funds

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (Depreciation) (000s)
Protection Bought (Relevant Credit: Republic of Chile), Pay 1%	06/20/2026	$8,725	$(216)	$(178)	$(38)
Quarterly, Receive upon credit default
Protection Bought (Relevant Credit: Republic of Peru), Pay 1%	06/20/2026	9,700	17	(8)	25
Quarterly, Receive upon credit default

			$(199)	$(186)	$(13)

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$2,944
Non-cash Collateral[2]	(2,944)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

Semi-Annual Report    103

            Payden Emerging Markets Local  Bond Fund

The Fund seeks a high level of total return by generally investing in below investment grade debt instruments and income producing securities of emerging market countries denominated in foreign and U.S. currencies.

Portfolio Composition - percent of investments
Foreign Government	76%
Corporate	22%
Cash equivalent	2%

Schedule of Investments - April 30, 2021 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (96%)
Argentina (ARS) (0%)
8,765,600	YPF SA 144A, 16.50%, 5/09/22 ARS (a)(b)	$78
Brazil (BRL) (2%)
715,000	Brazil Notas do Tesouro Nacional Serie B, 6.00%, 8/15/26 BRL (a)	525
2,340,747	Brazil Notas do Tesouro Nacional Serie B, 6.00%, 8/15/28 BRL (a)	494
1,245,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/25 BRL (a)	245
		1,264

Chile (CLP) (2%)
755,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.50%, 3/01/26 CLP (a)	1,152
170,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.00%, 3/01/35 CLP (a)	256
350,000,000	Bonos de la Tesoreria de la Republica en pesos, 6.00%, 1/01/43 CLP (a)	585
		1,993

China (CNY) (9%)
9,250,000	China Government Bond, 1.99%, 4/09/25 CNY (a)	1,378
16,550,000	China Government Bond, 2.85%, 6/04/27 CNY (a)	2,521
5,100,000	China Government Bond, 3.02%, 10/22/25 CNY (a)	790
7,600,000	China Government Bond, 3.12%, 12/05/26 CNY (a)	1,182
8,500,000	China Government Bond, 3.29%, 5/23/29 CNY (a)	1,322
		7,193

Colombia (COP) (7%)
2,935,475,550	Colombian TES, 3.30%, 3/17/27 COP (a)	823
3,568,000,000	Colombian TES, 6.00%, 4/28/28 COP (a)	933
2,400,000,000	Colombian TES, 7.50%, 8/26/26 COP (a)	694
1,540,000,000	Colombian TES, 7.75%, 9/18/30 COP (a)	433
4,399,000,000	Colombian TES, 10.00%, 7/24/24 COP (a)	1,367
1,245,000,000	Empresas Publicas de Medellin ESP 144A, 7.63%, 9/10/24 COP (a)(b)	343
1,436,000,000	Empresas Publicas de Medellin ESP 144A, 8.38%, 11/08/27 COP (a)(b)	390
1,585,000,000	Financiera de Desarrollo Territorial SA Findeter 144A, 7.88%, 8/12/24 COP (a)(b)	453
		5,436

Czech Republic (CZK) (3%)
16,500,000	Czech Republic Government Bond,
	0.45%, 10/25/23 CZK (a)(c)	758

Principal or Shares	Security Description	Value (000)

5,300,000	Czech Republic Government Bond, 2.40%, 9/17/25 CZK (a)(c)	$258
20,080,000	Czech Republic Government Bond, 2.75%, 7/23/29 CZK (a)	1,014
		2,030

Dominica Republic (DOP) (0%)
13,900,000	Dominican Republic International Bond 144A, 9.75%, 6/05/26 DOP (a)(b)	271
Ghana (USD) (0%)
360,000	Ghana Government International Bond 144A, 7.75%, 4/07/29 (b)	369
Hungary (HUF) (4%)
127,000,000	Hungary Government Bond, 2.50%, 10/24/24 HUF (a)	442
94,000,000	Hungary Government Bond, 3.00%, 6/26/24 HUF (a)	332
307,000,000	Hungary Government Bond, 3.00%, 8/21/30 HUF (a)	1,085
271,000,000	Hungary Government Bond, 3.25%, 10/22/31 HUF (a)	970
95,000,000	Hungary Government Bond, 5.50%, 6/24/25 HUF (a)	368
		3,197

Indonesia (IDR) (4%)
17,000,000,000	Indonesia Treasury Bond, 6.13%, 5/15/28 IDR (a)	1,172
8,600,000,000	Indonesia Treasury Bond, 8.38%, 3/15/24 IDR (a)	646
8,900,000,000	Indonesia Treasury Bond, 8.38%, 9/15/26 IDR (a)	688
4,500,000,000	Indonesia Treasury Bond, 8.38%, 3/15/34 IDR (a)	345
		2,851

Kazakhstan (KZT) (2%)
620,000,000	Development Bank of Kazakhstan JSC 144A, 8.95%, 5/04/23 KZT (a)(b)	1,444
Luxembourg (BRL) (1%)
5,494,877	Swiss Insured Brazil Power Finance Sarl 144A, 9.85%, 7/16/32 BRL (a)(b)	1,075
Malaysia (MYR) (4%)
1,385,000	Malaysia Government Bond, 3.89%, 3/15/27 MYR (a)	358
3,750,000	Malaysia Government Bond, 3.89%, 8/15/29 MYR (a)	960
3,950,000	Malaysia Government Bond, 3.90%, 11/16/27 MYR (a)	1,021

104   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

1,805,000	Malaysia Government Bond, 4.39%, 4/15/26 MYR (a)	$477
1,700,000	Malaysia Government Bond, 4.76%, 4/07/37 MYR (a)	447
		3,263

Mexico (MXN) (9%)
72,300	America Movil SAB de CV, 6.45%, 12/05/22 MXN (a)	362
10,700,000	Comision Federal de Electricidad, 7.35%, 11/25/25 MXN (a)	509
7,270,000	Grupo Televisa SAB, 7.25%, 5/14/43 MXN (a)	262
7,570,000	Mexican Bonos, 7.75%, 11/23/34 MXN (a)	392
18,420,000	Mexican Bonos, 7.75%, 11/13/42 MXN (a)	906
5,300,000	Mexican Bonos, 8.00%, 12/07/23 MXN (a)	279
35,500,000	Mexican Bonos, 8.00%, 11/07/47 MXN (a)	1,778
10,700,000	Mexican Bonos, 8.50%, 5/31/29 MXN (a)	589
6,800,000	Mexican Bonos, 8.50%, 11/18/38 MXN (a)	365
18,473,710	Mexican Udibonos, 3.50%, 11/16/23 MXN (a)	959
9,200,000	Petroleos Mexicanos, 7.19%, 9/12/24 MXN (a)	429
16,240,000	Petroleos Mexicanos 144A, 7.65%, 11/24/21 MXN (a)(b)	803
		7,633

Pakistan (USD) (1%)
430,000	Pakistan Government International Bond 144A, 6.00%, 4/08/26 (b)	443

Peru (PEN) (5%)
2,520,000	Banco de Credito del Peru 144A, 4.65%, 9/17/24 PEN (a)(b)	700
2,545,000	Fondo MIVIVIENDA SA 144A, 7.00%, 2/14/24 PEN (a)(b)	767
4,930,000	Peru Government Bond, 5.40%, 8/12/34 PEN (a)	1,244
2,210,000	Peru Government Bond, 6.15%, 8/12/32 PEN (a)	610
1,250,000	Peruvian Government International Bond 144A, 6.35%, 8/12/28 PEN (a)(b)	369
1,700,000	Peruvian Government International Bond 144A, 6.95%, 8/12/31 PEN (a)(b)	504
		4,194

Philippines (PHP) (1%)
17,000,000	Philippine Government International Bond, 6.25%, 1/14/36 PHP (a)	432

Poland (PLN) (3%)
2,370,000	Republic of Poland Government Bond, 2.50%, 4/25/24 PLN (a)	665
3,970,000	Republic of Poland Government Bond, 2.50%, 7/25/26 PLN (a)	1,132
3,215,000	Republic of Poland Government Bond, 4.00%, 10/25/23 PLN (a)	928
		2,725

Romania (RON) (2%)
2,455,000	Romania Government Bond, 3.65%, 9/24/31 RON (a)	621
1,385,000	Romania Government Bond, 5.00%, 2/12/29 RON (a)	387
1,500,000	Romania Government Bond, 5.80%, 7/26/27 RON (a)	432
		1,440

Principal or Shares	Security Description	Value (000)
Russian Federation (RUB) (9%)
45,150,000	Russian Federal Bond - OFZ, 6.90%, 5/23/29 RUB (a)	$602
45,000,000	Russian Federal Bond - OFZ, 7.00%, 8/16/23 RUB (a)	613
117,775,000	Russian Federal Bond - OFZ, 7.05%, 1/19/28 RUB (a)	1,596
106,000,000	Russian Federal Bond - OFZ, 7.15%, 11/12/25 RUB (a)	1,453
46,900,000	Russian Federal Bond - OFZ, 7.65%, 4/10/30 RUB (a)	655
33,000,000	Russian Federal Bond - OFZ, 7.70%, 3/23/33 RUB (a)	462
149,770,000	Russian Federal Bond - OFZ, 8.15%, 2/03/27 RUB (a)	2,139
		7,520

South Africa (ZAR) (8%)
56,700,000	Republic of South Africa Government Bond, 6.50%, 2/28/41 ZAR (a)	2,476
16,230,000	Republic of South Africa Government Bond, 8.50%, 1/31/37 ZAR (a)	909
47,600,000	Republic of South Africa Government Bond, 8.75%, 2/28/48 ZAR (a)	2,615
11,200,000	Transnet SOC Ltd. 144A, 9.50%, 5/13/21 ZAR (a)(b)	773
		6,773

South Korea (MXN) (1%)
12,000,000	Export-Import Bank of Korea, 7.93%, 7/30/26 MXN (a)	632
Thailand (THB) (3%)
24,100,000	Thailand Government Bond, 3.30%, 6/17/38 THB (a)	877
44,300,000	Thailand Government Bond, 3.65%, 6/20/31 THB (a)	1,669
		2,546

Turkey (TRY) (1%)
3,300,000	Turkey Government Bond, 7.10%, 3/08/23 TRY (a)	336
2,320,000	Turkey Government Bond, 11.00%, 3/02/22 TRY (a)	267
		603

Ukraine (UAH) (1%)
11,570,000	Ukraine Government International Bond 144A, 11.67%, 11/22/23 UAH (a)(b)	411
United Kingdom (EGP) (2%)
6,510,000	HSBC Bank PLC 144A, 14.35%, 7/16/25 EGP (a)(b)(c)	416
7,900,000	HSBC Bank PLC 144A, 14.56%, 10/18/27 EGP (a)(b)(c)	506
6,840,000	HSBC Bank PLC 144A, 14.61%, 9/10/25 EGP (a)(b)(c)	441
		1,363

United Kingdom (IDR) (3%)
14,600,000,000	Standard Chartered Bank 144A, 7.00%, 5/24/27 IDR (a)(b)	1,064

Semi-Annual Report    105

        Payden Emerging Markets Local Bond Fund continued

Principal or Shares	Security Description	Value (000)
5,000,000,000	Standard Chartered Bank 144A, 8.25%, 5/19/36 IDR (a)(b)	$381
17,200,000,000	Standard Chartered Bank 144A, 8.38%, 3/17/34 IDR (a)(b)	1,321
		2,766

United States (EGP) (2%)
21,800,000	Citigroup Global Markets Holdings Inc. 144A, 12.47%, 9/02/21 EGP (a)(b)(d)	1,337

United States (IDR) (4%)
18,200,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 8.38%, 3/17/34 IDR (a)(b)	1,398
18,994,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 9.50%, 7/17/31 IDR (a)(b)	1,571
		2,969

United States (KZT) (0%)
147,200,000	Citigroup Global Markets Holdings Inc. 144A, 9.26%, 1/24/22 KZT (a)(b)(d)	321

United States (UAH) (1%)
16,500,000	Citigroup Global Markets Holdings Inc. 144A, 13.41%, 10/17/22 UAH (a)(b)	620
7,500,000	Citigroup Global Markets Holdings Inc. 144A, 15.92%, 11/19/21 UAH (a)(b)	281
7,500,000	Citigroup Global Markets Holdings Inc. 144A, 16.42%, 11/19/21 UAH (a)(b)	280
		1,181

Uruguay (UYU) (2%)
47,288,967	Uruguay Government International Bond, 3.88%, 7/02/40 UYU (a)	1,254
16,595,202	Uruguay Government International Bond, 4.38%, 12/15/28 UYU (a)	452
		1,706
Total Bonds (Cost - $83,126)		77,459
Investment Company (2%)
1,719,882	Payden Cash Reserves Money Market Fund * (Cost - $1,720)	1,720

Total Investments (Cost - $84,846) (98%)		79,179
Other Assets, net of Liabilities (2%)		1,868

Net Assets (100%)		$81,047

*	Affiliated investment
(a)	Principal in foreign currency.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)	Yield to maturity at time of purchase.

106   Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
BRL 41,283	USD 7,409	HSBC Bank USA, N.A.	06/28/2021	$151
CNH 31,716	USD 4,857	HSBC Bank USA, N.A.	05/17/2021	37
CZK 61,260	USD 2,783	BNP PARIBAS	06/16/2021	65
EUR 525	USD 627	Barclays Bank PLC	06/22/2021	5
HUF 141,700	USD 470	Barclays Bank PLC	07/27/2021	3
INR 101,480	USD 1,335	HSBC Bank USA, N.A.	07/16/2021	20
MYR 935	USD 226	Barclays Bank PLC	05/27/2021	3
PHP 5,390	USD 111	Barclays Bank PLC	07/16/2021	1
PLN 14,963	USD 3,946	HSBC Bank USA, N.A.	07/28/2021	1
RON 4,745	USD 1,153	HSBC Bank USA, N.A.	07/27/2021	1
USD 150	TRY 1,248	Barclays Bank PLC	05/26/2021	1
USD 1,676	COP 6,103,000	Barclays Bank PLC	06/15/2021	54
USD 1,225	JPY 133,400	Barclays Bank PLC	06/22/2021	4
USD 2,000	PEN 7,410	Barclays Bank PLC	06/28/2021	41
ZAR 7,860	USD 533	BNP PARIBAS	06/21/2021	5

				392

Liabilities:
CLP 358,847	USD 507	HSBC Bank USA, N.A.	07/15/2021	(2)
COP 1,244,000	USD 339	Barclays Bank PLC	06/15/2021	(8)
EUR 1,253	USD 1,515	Barclays Bank PLC	06/22/2021	(7)
MXN 11,290	USD 561	HSBC Bank USA, N.A.	07/26/2021	(9)
MYR 12,294	USD 3,037	Barclays Bank PLC	05/27/2021	(39)
PEN 756	USD 209	Barclays Bank PLC	06/28/2021	(9)
PEN 609	USD 164	Barclays Bank PLC	06/28/2021	(3)
THB 139,330	USD 4,646	Barclays Bank PLC	05/25/2021	(172)
TRY 8,625	USD 1,183	Barclays Bank PLC	05/26/2021	(154)
USD 799	THB 25,270	Barclays Bank PLC	05/25/2021	(13)
USD 329	THB 10,340	Barclays Bank PLC	05/25/2021	(3)
USD 232	TRY1,954	Barclays Bank PLC	05/26/2021	(1)
USD 648	MYR 2,682	Barclays Bank PLC	05/27/2021	(6)
USD 248	MYR 1,022	Barclays Bank PLC	05/27/2021	(1)
USD 3,335	EUR 2,796	Barclays Bank PLC	06/22/2021	(30)
USD 1,649	PHP 80,670	Barclays Bank PLC	07/16/2021	(25)
USD 1,415	CZK 30,930	BNP PARIBAS	06/16/2021	(22)
USD 2,574	ZAR 38,760	BNP PARIBAS	06/21/2021	(79)
USD 4,774	CNH 31,181	HSBC Bank USA, N.A.	05/17/2021	(37)
USD 1,868	BRL 10,570	HSBC Bank USA, N.A.	06/28/2021	(68)
USD 2,295	CLP 1,631,800	HSBC Bank USA, N.A.	07/15/2021	—
USD 112	INR 8,570	HSBC Bank USA, N.A.	07/16/2021	(2)
ZAR 22,250	USD 1,554	BNP PARIBAS	06/21/2021	(31)

				(721)

Net Unrealized Appreciation (Depreciation)				$(329)

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (000s)
Protection Bought (Relevant Credit: Federative Republic of Peru),	06/20/2026	$1,065	$(71)	$(74)	$3

Pay 1% Quarterly, Receive upon credit default

See notes to financial statements.

Semi-Annual Report    107

            Payden Emerging Markets Corporate  Bond Fund

The Fund seeks a high level of total return by generally investing in below investment grade corporate debt instruments and income producing securities of emerging market countries denominated in U.S. and foreign currencies with no limit on the average portfolio maturity.

Portfolio Composition - percent of investments

Corporate Bond	83%
Bank Loans	3%
Mortgage Backed	2%
Foreign Government	2%
Cash equivalent	10%

Schedule of Investments - April 30, 2021 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (94%)
Argentina (ARS) (0%)
2,000,000	YPF SA 144A, 16.50%, 5/09/22 ARS (a)(b)	$18
Argentina (USD ) (1%)
230,000	Capex SA 144A, 6.88%, 5/15/24 (b)	209
225,000	Pampa Energia SA 144A, 7.38%, 7/21/23 (b)	211
255,000	Provincia de Buenos Aires 144A, 6.50%, 2/15/23 (b)	105
70,000	Tecpetrol SA 144A, 4.88%, 12/12/22 (b)	69
		594

Austria (USD) (1%)
230,000	Klabin Austria GmbH 144A, 3.20%, 1/12/31 (b)	219
200,000	Klabin Austria GmbH 144A, 5.75%, 4/03/29 (b)	223
200,000	Klabin Austria GmbH 144A, 7.00%, 4/03/49 (b)	246
		688

Bahamas (USD) (1%)
245,000	Intercorp Peru Ltd. 144A, 3.88%, 8/15/29 (b)	240

Bermuda (USD) (3%)
34,003	Digicel Group Holdings Ltd. 144A, 8.00%, 4/01/25 (b)	28
108,960	Digicel Group Holdings Ltd./JM, 10.00%, 4/01/24	107
440,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (b)	453
200,000	Ooredoo International Finance Ltd. 144A, 5.00%, 10/19/25 (b)	231
320,000	Star Energy Geothermal Darajat II/Star Energy Geothermal Salak 144A, 4.85%, 10/14/38 (b)	355
285,000	Tengizchevroil Finance Co. International Ltd. 144A, 4.00%, 8/15/26 (b)	308
		1,482

Brazil (USD) (3%)
220,000	Banco BTG Pactual SA 144A, 2.75%, 1/11/26 (b)	210
430,000	BRF SA 144A, 5.75%, 9/21/50 (b)	423
310,000	Itau Unibanco Holding SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity +3.446%), 3.88%, 4/15/31 (b)(c)	301
200,000	Itau Unibanco Holding SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.822%), 4.50%, 11/21/29 (b)(c)	202
351,113	Prumo Participacoes e Investimentos S/A 144A, 7.50%, 12/31/31 (b)	393
456,905	USJ-Acucar e Alcool S/A 144A, 9.88%, 11/09/23 (b)(d)	134
		1,663

Canada (USD) (2%)
235,000	Baytex Energy Corp. 144A, 8.75%, 4/01/27 (b)	218

Principal or Shares	Security Description	Value (000)

400,000	First Quantum Minerals Ltd. 144A, 6.88%, 10/15/27 (b)	$439
200,000	First Quantum Minerals Ltd. 144A, 7.25%, 4/01/23 (b)	204
240,000	IAMGOLD Corp. 144A, 5.75%, 10/15/28 (b)	250
200,000	Teine Energy Ltd. 144A, 6.88%, 4/15/29 (b)	203
		1,314

Cayman Islands (USD) (8%)
196,815	Bioceanico Sovereign Certificate Ltd. 144A, 3.02%, 6/05/34 (b)(e)	145
200,000	Country Garden Holdings Co. Ltd., 5.63%, 1/14/30 (f)	217
420,000	CSN Inova Ventures 144A, 6.75%, 1/28/28 (b)	457
340,000	Dar Al-Arkan Sukuk Co. Ltd., 6.75%, 2/15/25 (f)	353
305,000	Dar Al-Arkan Sukuk Co. Ltd., 6.88%, 4/10/22 (f)	317
400,000	DP World Salaam, (5 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 5.750%), 6.00%, (c)(f)(g)	440
200,000	Energuate Trust 144A, 5.88%, 5/03/27 (b)	211
200,000	Kaisa Group Holdings Ltd., 7.88%, 6/30/21 (f)	201
200,000	Kaisa Group Holdings Ltd., 8.50%, 6/30/22 (f)	205
200,000	Kaisa Group Holdings Ltd., 11.50%, 1/30/23 (f)	208
270,000	Melco Resorts Finance Ltd. 144A, 5.38%, 12/04/29 (b)	288
310,000	Melco Resorts Finance Ltd. 144A, 5.75%, 7/21/28 (b)	334
98,900	Odebrecht Oil & Gas Finance Ltd. 144A, 0.00%, (b)(e)(g)	1
210,000	Sands China Ltd., 5.40%, 8/08/28	239
220,000	Saudi Electricity Global Sukuk Co. 4, 4.72%, 9/27/28 (f)	259
430,000	Wynn Macau Ltd. 144A, 5.63%, 8/26/28 (b)	453
		4,328

Chile (USD) (2%)
194,068	Celeo Redes Operacion Chile SA 144A, 5.20%, 6/22/47(b)	228
260,000	Chile Electricity PEC SpA 144A, 3.12%, 1/25/28 (b)(e)	213
240,000	Empresa Electrica Guacolda SA 144A, 4.56%, 4/30/25 (b)	189
200,000	VTR Comunicaciones SpA 144A, 4.38%, 4/15/29 (b)	202
		832

Colombia (USD) (3%)
210,000	Banco Davivienda SA 144A, (10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.097%), 6.65%, (b)(c)(g)	215

108   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
215,000	Banco de Bogota SA 144A, 4.38%, 8/03/27 (b)	$229
215,000	Banco de Bogota SA 144A, 6.25%, 5/12/26 (b)	241
210,000	Colombia Telecomunicaciones SA ESP 144A, 4.95%, 7/17/30 (b)	222
200,000	Grupo de Inversiones Suramericana SA 144A, 5.50%, 4/29/26 (b)	223
420,000	Oleoducto Central SA 144A, 4.00%, 7/14/27 (b)	446
		1,576

Cyprus (USD) (0%)
200,000	MHP SE 144A, 7.75%, 5/10/24 (b)	212

Egypt (USD) (0%)
200,000	Egypt Government International Bond 144A, 7.63%, 5/29/32 (b)	213

Georgia (USD) (1%)
210,000	Georgia Global Utilities JSC 144A, 7.75%, 7/30/25 (b)	222
200,000	Silknet JSC, 11.00%, 4/02/24 (f)	218
		440

India (USD) (5%)
440,000	Adani Electricity Mumbai Ltd. 144A, 3.95%, 2/12/30 (b)	442
305,000	Adani Green Energy UP Ltd./Prayatna Developers Pvt. Ltd./Parampujya Solar Energy 144A, 6.25%, 12/10/24 (b)	338
200,000	Adani International Container Terminal Pvt. Ltd. 144A, 3.00%, 2/16/31 (b)	190
198,450	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt. Ltd./Wardha Solar Maharash 144A, 4.63%, 10/15/39 (b)	202
241,250	Adani Transmission Ltd. 144A, 4.25%, 5/21/36 (b)	246
210,000	ReNew Power Ltd. 144A, 6.45%, 9/27/22 (b)	218
210,000	ReNew Power Pvt. Ltd. 144A, 5.88%, 3/05/27 (b)	224
210,000	Shriram Transport Finance Co. Ltd. 144A, 4.40%, 3/13/24 (b)	209
420,000	Shriram Transport Finance Co. Ltd. 144A, 5.95%, 10/24/22 (b)	429
		2,498

Indonesia (USD) (0%)
200,000	Cikarang Listrindo Tbk PT, 4.95%, 9/14/26 (f)	206

Ireland (USD) (1%)
600,000	C&W Senior Financing DAC 144A, 7.50%, 10/15/26 (b)	635

Isle of Man (USD) (1%)
400,000	AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	416
70,000	AngloGold Ashanti Holdings PLC, 6.50%, 4/15/40	85
		501

Israel (USD) (2%)
410,000	Bank Leumi Le-Israel BM 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.631%), 3.28%, 1/29/31 (b)(c)(f)	424

Principal or Shares	Security Description	Value (000)
210,000	Energean Israel Finance Ltd. 144A, 4.88%, 3/30/26 (b)(f)	$217
210,000	Leviathan Bond Ltd. 144A, 6.75%, 6/30/30 (b)(f)	236
250,000	Mizrahi Tefahot Bank Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.250%), 3.08%, 4/07/31 (b)(c)(f)	255
		1,132

Jersey (USD) (1%)
420,000	Galaxy Pipeline Assets Bidco Ltd. 144A, 2.63%, 3/31/36 (b)	408
210,000	Oriflame Investment Holding PLC 144A, 5.13%, 5/04/26 (b)	211
		619

Kazakhstan (KZT) (0%)
70,000,000	Development Bank of Kazakhstan JSC 144A, 8.95%, 5/04/23 KZT (a)(b)	163
Luxembourg (USD) (5%)
220,000	B2W Digital Lux Sarl 144A, 4.38%, 12/20/30 (b)	217
420,000	FEL Energy VI Sarl 144A, 5.75%, 12/01/40 (b)	438
230,000	Hidrovias International Finance SARL 144A, 4.95%, 2/08/31 (b)	234
304,561	JBS USA LUX SA Term Loan B 1L, (LIBOR USD 1-Month + 2.000%), 2.11%, 5/01/26 (h)	304
210,000	MHP Lux SA 144A, 6.25%, 9/19/29 (b)	204
200,000	Millicom International Cellular SA 144A, 4.50%, 4/27/31 (b)	213
180,000	Millicom International Cellular SA 144A, 5.13%, 1/15/28 (b)	190
210,000	Rumo Luxembourg Sarl 144A, 5.25%, 1/10/28 (b)	224
270,000	Tupy Overseas SA 144A, 4.50%, 2/16/31 (b)	269
260,000	Unigel Luxembourg SA 144A, 8.75%, 10/01/26 (b)	282
		2,575

Marshall Islands (USD) (1%)
350,000	Nakilat Inc. 144A, 6.07%, 12/31/33 (b)	433

Mauritius (USD) (3%)
200,000	Azure Power Energy Ltd. 144A, 5.50%, 11/03/22 (b)	204
200,000	Azure Power Solar Energy Pvt. Ltd. 144A, 5.65%, 12/24/24 (b)	212
200,000	Clean Renewable Power Mauritius Pte Ltd. 144A, 4.25%, 3/25/27 (b)	202
250,000	Cliffton Ltd. 144A, 6.25%, 10/25/25 (b)	250
260,000	India Green Power Holdings 144A, 4.00%, 2/22/27 (b)	260
260,000	India Toll Roads 144A, 5.50%, 8/19/24 (b)	249
410,000	Network i2i Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.277%), 5.65%, (b)(c)(g)	438
		1,815

Mexico (MXN) (0%)
2,200,000	Mexican Bonos, 8.50%, 5/31/29 MXN (a)	121
1,600,000	Mexican Bonos, 8.50%, 11/18/38 MXN (a)	86
		207

Semi-Annual Report    109

        Payden Emerging Markets Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)

Mexico (USD) (9%)
415,000	Banco Mercantil del Norte SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.035%), 6.88%, (b)(c)(g)	$429
200,000	Banco Mercantil del Norte SA 144A, (10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.470%), 7.50%, (b)(c)(g)	222
400,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.995%), 5.95%, 10/01/28 (b)(c)(i)	435
205,000	BBVA Bancomer SA 144A, 6.75%, 9/30/22 (b)	221
220,000	Cemex SAB de CV 144A, 5.20%, 9/17/30 (b)	240
400,000	Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV 144A, 4.96%, 7/18/29 (b)	444
274,200	Cometa Energia SA de CV 144A, 6.38%, 4/24/35 (b)	311
433,460	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (b)	498
200,000	Grupo Bimbo SAB de CV 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.280%), 5.95%, (b)(c)(g)	213
205,000	Mexico City Airport Trust 144A, 3.88%, 4/30/28 (b)	212
217,678	Mexico Generadora de Energia S de rl 144A, 5.50%, 12/06/32 (b)	248
60,000	Petroleos Mexicanos, 6.49%, 1/23/27	64
141,000	Petroleos Mexicanos, 6.84%, 1/23/30	145
400,000	Trust Fibra Uno 144A, 4.87%, 1/15/30 (b)	440
217,000	Trust Fibra Uno 144A, 5.25%, 1/30/26 (b)(i)	245
210,000	Trust Fibra Uno 144A, 6.39%, 1/15/50 (b)	240
		4,607

Netherlands (USD) (8%)
320,000	AES Andres BV 144A, 5.70%, 5/04/28 (b)	320
210,000	Equate Petrochemical BV 144A, 2.63%, 4/28/28 (b)	211
200,000	Lukoil Securities BV 144A, 3.88%, 5/06/30 (b)	210
435,000	Minejesa Capital BV 144A, 5.63%, 8/10/37 (b)	462
189,264	MV24 Capital BV 144A, 6.75%, 6/01/34 (b)	201
130,000	Petrobras Global Finance BV, 5.60%, 1/03/31	141
380,000	Petrobras Global Finance BV, 6.00%, 1/27/28	430
90,000	Petrobras Global Finance BV, 8.75%, 5/23/26	115
640,000	Prosus NV 144A, 4.03%, 8/03/50 (b)	599
890,000	Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/01/28 (i)	971
560,000	VTR Finance NV 144A, 6.38%, 7/15/28 (b)	606
		4,266

Nigeria (USD) (0%)
216,000	Nigeria Government International Bond 144A, 6.50%, 11/28/27 (b)	229

Panama (USD) (1%)
220,000	AES Panama Generation Holdings SRL 144A, 4.38%, 5/31/30 (b)	228
210,000	Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd. 144A, 8.38%, 5/10/20 (b)(d)	2
226,773	UEP Penonome II SA 144A, 6.50%, 10/01/38 (b)	228
		458

Principal or Shares	Security Description	Value (000)

Peru (USD) (1%)
220,000	Auna SAA 144A, 6.50%, 11/20/25 (b)	$222
200,000	Kallpa Generacion SA 144A, 4.88%, 5/24/26 (b)	211
200,000	SAN Miguel Industrias Pet SA 144A, 4.50%, 9/18/22 (b)	202
		635

Qatar (USD) (1%)
288,330	Ras Laffan Liquefied Natural Gas Co. Ltd. 3 144A, 5.84%, 9/30/27 (b)	331

Russian Federation (RUB) (0%)
9,150,000	Russian Federal Bond - OFZ, 6.90%, 5/23/29 RUB (a)	122

Saudi Arabia (USD) (0%)
220,000	Saudi Arabian Oil Co. 144A, 2.25%, 11/24/30 (b)	213

Singapore (USD) (1%)
200,000	Continuum Energy Levanter Pte Ltd. 144A, 4.50%, 2/09/27 (b)	204
200,000	Marble II Pte Ltd. 144A, 5.30%, 6/20/22 (b)	201
		405

Spain (USD) (1%)
250,000	AI Candelaria Spain SLU 144A, 7.50%, 12/15/28 (b)	286
430,000	EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA 144A, 5.38%, 12/30/30 (b)	428
		714

Sri Lanka (USD) (0%)
250,000	Sri Lanka Government International Bond 144A, 6.85%, 11/03/25 (b)	168

SUPRANATIONAL (USD) (1%)
200,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc. 144A, 5.25%, 8/15/27 (b)	205
210,000	ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par 144A, 4.05%, 4/27/26 (b)	207
		412

Thailand (USD) (1%)
200,000	Bangkok Bank PCL 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.900%), 3.73%, 9/25/34 (b) (c)	204
420,000	Bangkok Bank PCL 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.729%), 5.00%, (b) (c) (g)	442
		646

Turkey (USD) (3%)
400,000	Turkcell Iletisim Hizmetleri AS 144A, 5.80%, 4/11/28 (b)	420
255,000	Turkiye Garanti Bankasi AS 144A, (5 yr. Swap Semi 30/360 USD + 4.220%), 6.13%, 5/24/27 (b) (c)	254
420,000	Turkiye Sise ve Cam Fabrikalari AS 144A, 6.95%, 3/14/26 (b)	465
200,000	Ulker Biskuvi Sanayi AS 144A, 6.95%, 10/30/25 (b)	216
		1,355

110   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Ukraine (USD) (0%)
225,000	Ukraine Government International Bond 144A, 7.25%, 3/15/33 (b)	$226

United Arab Emirates (USD) (5%)
730,000	Acwa Power Management And Investments One Ltd. 144A, 5.95%, 12/15/39 (b)	855
200,000	DP World PLC 144A, 6.85%, 7/02/37 (b)	267
280,000	Emirates Semb Corp. Water & Power Co. PJSC 144A, 4.45%, 8/01/35 (b)(i)	322
415,000	NBK Tier 1 Financing 2 Ltd., (6 yr. Swap Semi 30/360 US + 2.832%), 4.50%, (c)(f)(g)	435
290,000	NBK Tier 1 Financing Ltd. 144A, (6 yr. Swap Semi 30/360 US + 2.875%), 3.63%, (b)(c)(g)	289
200,000	Ruwais Power Co. PJSC 144A, 6.00%, 8/31/36 (b)	265
		2,433

United Kingdom (EGP) (0%)
1,600,000	HSBC Bank PLC 144A, 14.37%, 10/22/25 EGP (a)(b)	102

United Kingdom (USD) (2%)
300,000	MARB BondCo PLC 144A, 3.95%, 1/29/31 (b)	286
640,000	Vedanta Resources Finance II PLC 144A, 8.95%, 3/11/25 (b)	636
340,000	Vedanta Resources Finance II PLC 144A, 13.88%, 1/21/24 (b)	373
		1,295

United States (EGP) (1%)
4,000,000	Citigroup Global Markets Holdings Inc. 144A, 0.00%, 9/02/21 EGP (a)(b)(e)	245

United States (IDR) (1%)
6,700,000,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 8.25%, 5/17/36 IDR (a)(b)	511

United States (USD) (12%)
125,000	American Airlines Inc. Term Loan 1L, (LIBOR USD 1-Month + 4.750%), 5.50%, 3/24/28	129
426,000	Ascent Resources Utica Holdings LLC Term Loan 2L, (LIBOR USD 3-Month + 9.000%), 10.00%, 11/01/25 (h)	474
350,000	California Resources Corp. 144A, 7.13%, 2/01/26 (b)	359
250,000	Callon Petroleum Co. 144A, 9.00%, 4/01/25 (b)	260
230,000	Centennial Resource Production LLC 144A, 6.88%, 4/01/27 (b)(i)	217
82,451	Connecticut Avenue Securities Trust 2018-R07 144A, (1 mo. LIBOR USD + 2.400%), 2.51%, 4/25/31 (b)(c)	83
160,836	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.150%), 2.26%, 10/25/30 (c)	163
90,454	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.200%), 2.31%, 8/25/30 (c)	92
145,154	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 2.550%), 2.66%, 12/25/30 (c)	148

Principal or Shares	Security Description	Value (000)

190,639	Freddie Mac STACR Trust 2019-DNA1 144A, (1 mo. LIBOR USD + 2.650%), 2.76%, 1/25/49 (b)(c)	$195
72,392	Freddie Mac STACR Trust 2019-HQA1 144A, (1 mo. LIBOR USD + 2.350%), 2.46%, 2/25/49 (b)(c)	73
76,176	Freddie Mac STACR Trust 2019-HQA2 144A, (1 mo. LIBOR USD + 2.050%), 2.16%, 4/25/49 (b)(c)	77
167,861	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.300%), 2.41%, 9/25/30 (c)	170
235,000	General Motors Financial Co. Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.997%), 5.70%, (c)(g)	263
200,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 3.598%), 5.75%, (c)(g)	218
200,000	Independence Energy Finance LLC 144A, 7.25%, 5/01/26 (b)	201
200,000	IRB Holding Corp. 144A, 6.75%, 2/15/26 (b)	207
235,000	K-MAC Holdings Corp. Term Loan 2L, (LIBOR USD 1-Month + 6.750%), 6.86%, 3/16/26 (h)	234
120,000	Laredo Petroleum Inc., 9.50%, 1/15/25	124
250,000	Macy’s Retail Holdings LLC 144A, 5.88%, 4/01/29 (b)(i)	257
230,000	MercadoLibre Inc., 3.13%, 1/14/31	220
200,000	NBM U.S. Holdings Inc. 144A, 7.00%, 5/14/26 (b)	215
285,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 3.750%), 3.86%, 4/25/43 (b)(c)	293
200,000	Stillwater Mining Co. 144A, 6.13%, 6/27/22 (b)	201
510,000	Tacala Investment Corp. Term Loan B 2L, (LIBOR USD 1-Month + 7.500%), 8.25%, 2/05/28 (h)	510
400,000	Terraform Global Operating LLC 144A, 6.13%, 3/01/26 (b)	411
242,625	United Airlines 2020-1 Class B Pass-Through Trust, 4.88%, 1/15/26	257
250,000	Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC 144A, 6.50%, 2/15/29 (b)	249
		6,300

Virgin Islands (British) (USD) (2%)
100,000	Arcos Dorados Holdings Inc. 144A, 6.63%, 9/27/23 (b)	109
200,000	Gold Fields Orogen Holdings BVI Ltd. 144A, 6.13%, 5/15/29 (b)	237
205,000	Huarong Finance 2019 Co. Ltd., 3.88%, 11/13/29 (f)	153
200,000	Sino-Ocean Land Treasure Finance II Ltd., 5.95%, 2/04/27 (f)	223
230,000	Studio City Finance Ltd. 144A, 5.00%, 1/15/29 (b)	235
		957

Total Bonds (Cost - $49,939)		51,014
Investment Company (11%)
5,835,600	Payden Cash Reserves Money Market Fund * (Cost - $5,836)	5,836

Semi-Annual Report    111

        Payden Emerging Markets Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)
Total Investments (Cost - $55,775) (105%)		$56,850
Liabilities in excess of Other Assets (-5%)		(2,673)

Net Assets (100%)		$54,177

*	Affiliated investment
(a)	Principal in foreign currency.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.
It has been deemed liquid under guidelines approved by the Board.
(c)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2021.
(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(e)	Yield to maturity at time of purchase.
(f)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(g)	Perpetual security with no stated maturity date.
(h)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2021. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(i)

All or a portion of these securities are on loan. At April 30, 2021, the total market value of the Fund’s securities on loan is $1,943 and the total market value of the collateral held by the Fund is $2,015. Amounts in 000s.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
USD 392	THB 11,730	Barclays Bank PLC	05/25/2021	$15
USD 225	MXN 4,520	HSBC Bank USA, N.A.	07/26/2021	4

				19

Liabilities:
RUB 9,300	USD 125	HSBC Bank USA, N.A.	05/19/2021	(1)
USD 299	IDR 4,408,000	Barclays Bank PLC	06/14/2021	(5)

				(6)

Net Unrealized Appreciation (Depreciation)				$13

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (000s)
Short Contracts:
U.S. Treasury 10-Year Note Future	17	Jun-21	$(2,245)	$23	$23

112   Payden Mutual Funds

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Depreciation (000s)
Bought (Relevant Credit: Federative Republic of Brazil), Pay 1% Quarterly, Receive upon credit default	06/22/2026	$870	$37	$52	$(15)

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$1,943
Non-cash Collateral[2]	(1,943)

Net Amount	$—

1 The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

2 At April 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

Semi-Annual Report    113

            Payden Equity Income Fund

The Fund seeks growth of capital by investing in U.S. large capitalization value stocks and income producing equity securities with above average dividend yields with up to 30% in foreign securities.	Portfolio Composition - percent of investments

	Financials	25%
	Healthcare	15%
	Industrials	10%
	Energy	10%
	Technology	9%
	Other	31%

Schedule of Investments - April 30, 2021 (Unaudited)

Principal or Shares	Security Description	Value (000)
Stocks (97%)
Common Stock (90%)
Communication Services (4%)
706,900	Comcast Corp., Class A	$39,692
536,700	Verizon Communications Inc.	31,016
		70,708
Consumer Discretionary (6%)
125,300	Advance Auto Parts Inc.	25,080
73,700	Home Depot Inc.	23,854
77,900	McDonald’s Corp.	18,391
158,000	Starbucks Corp.	18,089
252,700	TJX Cos. Inc.	17,942
		103,356
Consumer Staples (8%)
491,600	Coca-Cola Co.	26,537
453,700	Conagra Brands Inc.	16,828
75,800	Constellation Brands Inc., Class A	18,216
69,400	Costco Wholesale Corp.	25,823
125,700	PepsiCo Inc.	18,121
186,200	Walmart Inc.	26,051
		131,576
Energy (10%)
570,500	Canadian Natural Resources Ltd. (a)	17,317
302,800	Chevron Corp.	31,210
480,100	Exxon Mobil Corp.	27,481
328,300	NextEra Energy Inc.	25,446
912,300	Tourmaline Oil Corp. (a)	19,684
312,800	Valero Energy Corp.	23,135
1,111,600	Williams Cos. Inc.	27,078
		171,351
Financials (19%)
112,900	Ameriprise Financial Inc.	29,173
877,600	Bank of America Corp.	35,569
22,100	BlackRock Inc.	18,107
545,200	Citigroup Inc.	38,840
405,900	Citizens Financial Group Inc.	18,785
803,400	Fifth Third Bancorp	32,570
105,400	Goldman Sachs Group Inc.	36,727
224,000	JPMorgan Chase & Co.	34,453
434,300	Morgan Stanley	35,852
168,200	PNC Financial Services Group Inc.	31,445
388,200	Truist Financial Corp.	23,024
		334,545
Healthcare (15%)
140,900	Abbott Laboratories	16,919
177,900	AbbVie Inc.	19,836
117,100	Amgen Inc.	28,062
51,900	Anthem Inc.	19,690
368,700	Bristol Myers Squibb Co.	23,014
332,700	CVS Health Corp.	25,418
90,300	Eli Lilly and Co.	16,504

Principal or Shares	Security Description	Value (000)
147,800	Johnson & Johnson	$24,052
175,900	Medtronic PLC	23,029
330,900	Merck & Co. Inc.	24,652
424,900	Pfizer Inc.	16,422
35,300	UnitedHealth Group Inc.	14,078
		251,676
Industrials (10%)
186,900	Dover Corp.	27,884
373,500	Emerson Electric Co.	33,798
66,500	FedEx Corp.	19,306
137,100	Honeywell International Inc.	30,579
163,500	PACCAR Inc.	14,695
95,400	Stanley Black & Decker Inc.	19,726
121,700	Union Pacific Corp.	27,028
		173,016
Materials (5%)
406,600	DuPont de Nemours Inc.	31,353
107,900	Eastman Chemical Co.	12,450
393,200	Newmont Corp.	24,540
333,900	Westrock Co.	18,615
		86,958
Technology (9%)
174,000	Apple Inc.	22,874
57,600	Broadcom Inc.	26,277
109,900	International Business Machines Corp.	15,593
71,700	Microsoft Corp.	18,081
187,200	Paychex Inc.	18,250
164,100	QUALCOMM Inc.	22,777
90,400	Texas Instruments Inc.	16,318
78,200	Visa Inc., Class A	18,265
		158,435
Utilities (4%)
287,900	American Electric Power Co. Inc.	25,540
136,800	DTE Energy Co.	19,155
303,200	Duke Energy Corp.	30,529
		75,224
Total Common Stock		1,556,845
Preferred Stock (0%)
130,000	Selective Insurance Group Inc., 4.60% (b)	3,251
Total Preferred Stock		3,251
Real Estate Investment Trust (7%)
101,500	Alexandria Real Estate Equities Inc.	18,382
68,400	American Tower Corp.	17,426
114,700	Digital Realty Trust Inc.	17,699
563,900	Healthcare Trust of America Inc., Class A	16,562
878,900	Kimco Realty Corp.	18,457
182,800	Prologis Inc.	21,302
152,600	Simon Property Group Inc.	18,577
Total Real Estate Investment Trust		128,405
Total Stocks (Cost - $1,357,763)		1,688,501

114   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Corporate Bond (1%)
6,000,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 3.436%) 6.50% (c)(d)	$6,671
2,800,000	Land O’ Lakes Inc. 144A, 7.00% (c)(e)	2,874

Total Corporate Bond (Cost - $8,222)		9,545

Investment Company (2%)
38,144,133	Payden Cash Reserves Money Market Fund * (Cost - $38,144)	$38,144

Total Investments (Cost - $1,404,129) (100%)		1,736,190
Other Assets, net of Liabilities (0%)		1,542

Net Assets (100%)		$1,737,732
*	Affiliated investment
(a)	Principal in foreign currency.
(b)	Non-income producing security.
(c)	Perpetual security with no stated maturity date.
(d)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2021.
(e)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
CAD 28,368	USD 22,650	HSBC Bank USA, N.A.	06/22/2021	$432
USD 160	GBP 115	HSBC Bank USA, N.A.	06/22/2021	1

				433

Liabilities:
USD 60,781	CAD 75,900	HSBC Bank USA, N.A.	06/22/2021	(977)

Net Unrealized Appreciation (Depreciation)				$(544)

See notes to financial statements.

Semi-Annual Report    115

Statements of Assets & Liabilities

April 30, 2021 (Unaudited)

Numbers in 000s

	Payden	Payden
	Cash Reserves	Limited	Payden
	Money Market	Maturity	Low Duration
	Fund	Fund	Fund
ASSETS:
Investments, at value *	$239,139	$2,256,263	$1,680,573
Affiliated investments, at value **	—	10,052	4,215
Repurchase agreements, at value ***	110,000	—	—
Foreign cash ****	—	39	19
Cash.	—	—	—
Cash pledged for financial futures contracts	—	2,100	51
Cash pledged for centrally cleared swaps	—	—	—
Cash pledged for OTC derivatives	—	—	610
Receivable for:
Interest and dividends	55	5,608	3,953
Investments sold	—	339	28,815
Fund shares sold	13	19	1,217
Futures	—	—	5
Forward currency contracts	—	62	15
Variation margin on centrally cleared swaps	—	—	1
Receivable from Advisor (Note 3)	—	—	—
Other assets	329	15	13
Total Assets	349,536	2,274,497	1,719,487
LIABILITIES:
Payable for:
Bank overdraft	—	882	326
Forward currency contracts	—	2,209	522
Investments purchased	—	52,804	40,826
Fund shares redeemed	—	475	645
Futures	—	13	42
Variation margin on centrally cleared swaps	—	—	—
Distributions payable	6	24	66
Liability for securities on loan (Note 2)	—	314	991
Accrued expenses:
Investment advisory fees (Note 3)	4	85	250
Administration fees (Note 3)	38	258	199
Distribution fees (Note 3)	—	—	—
Trustee fees and expenses	10	52	63
Other liabilities	79	263	444
Total Liabilities	137	57,379	44,374
NET ASSETS	$349,399	$2,217,118	$1,675,113

NET ASSETS:
Paid in capital	$349,396	$2,211,900	$1,658,282
Distributable earnings (loss)	3	5,218	16,831
NET ASSETS.	$349,399	$2,217,118	$1,675,113

NET ASSET VALUE — offering and redemption price per share in whole dollars
Adviser Class
Net Assets	—	—	—
Shares Outstanding	—	—	—
Net Asset Value Per Share	—	—	—

Investor Class
Net Assets	$349,399	$2,217,118	$1,675,113
Shares Outstanding	349,390	232,711	164,518
Net Asset Value Per Share	$1.00	$9.53	$10.18

SI Class
Net Assets	—	—	—
Shares Outstanding	—	—	—
Net Asset Value Per Share	—	—	—

* Investments, at cost	$239,139	$2,247,430	$1,670,686
** Affiliated investments, at cost	—	10,052	4,215
*** Repurchase agreements, at cost	110,000	—	—
**** Foreign cash, at cost	—	39	19

See notes to financial statements.

116   Payden Mutual Funds

Payden
U.S.	Payden	Payden	Payden	Payden	Payden	Payden
Government	GNMA	Core Bond	Corporate Bond	Strategic Income	Absolute Return	Floating Rate
Fund	Fund	Fund	Fund	Fund	Bond Fund	Fund
$31,513	$156,475	$1,253,785	$437,649	$183,763	$953,188	$102,545
143	1,840	3,456	7,032	2,632	10,204	12,647
—	—	3,289	—	462	12	—
—	—	80	—	—	83	—
6	88	—	270	—	1,530	—
—	—	—	897	—	608	—
—	—	845	—	—	1,790	—
68	274	6,493	3,779	1,077	3,709	200
73	26	10,369	—	1,275	2,164	—
201	21	1,985	331	—	227	—
—	—	39	13	—	—	—
—	—	129	—	20	27	—
—	—	17	—	14	28	—
3	—	—	—	—	—	—
13	2	65	20	19	34	40
32,020	158,726	1,280,552	449,991	189,262	973,604	115,432

2	—	—	—	12	—	373
—	—	932	—	163	1,081	14
—	46,571	93,397	2,050	5,581	20,290	23,472
4	331	102	233	11	11	16
—	3	157	28	2	72	—
—	—	—	87	—	—	—
3	23	—	—	—	—	—
—	—	1,365	954	—	2,020	94
—	—	213	131	51	213	13
4	14	148	58	22	114	9
—	—	20	—	—	—	—
2	5	40	21	6	35	3
41	125	277	195	78	121	61
56	47,072	96,651	3,757	5,926	23,957	24,055
$31,963	$111,654	$1,183,901	$446,234	$183,336	$949,647	$91,377

$39,205	$148,603	$1,171,624	$418,869	$178,610	$941,270	$94,756
(7,242)	(36,949)	12,277	27,365	4,726	8,377	(3,379)
$31,963	$111,654	$1,183,901	$446,234	$183,336	$949,647	$91,377

—	—	$48,574	—	—	—	—
—	—	4,496	—	—	—	—
—	—	$10.80	—	—	—	—

$31,963	$111,654	$351,594	$446,234	$123,326	$136,738	$20,336
3,054	11,947	32,453	37,878	11,778	13,559	2,058
$10.46	$9.35	$10.83	$11.78	$10.47	$10.08	$9.88

—	—	$783,733	—	$60,010	$812,909	$71,041
—	—	72,422	—	5,731	80,532	7,185
—	—	$10.82	—	$10.47	$10.09	$9.89

$31,397	$154,556	$1,243,457	$420,738	$179,664	$941,017	$101,951
143	1,840	3,456	7,032	2,632	10,204	12,647
—	—	—	—	—	—	—
—	—	3,292	—	464	12	—

See notes to financial statements.

Semi-Annual Report    117

Statements of Assets & Liabilities continued

April 30, 2021 (Unaudited)

Numbers in 000s

		Payden
	Payden	California Municipal	Payden
	High Income	Social Impact	Global Low
	Fund	Fund	Duration Fund
ASSETS:
Investments, at value *	$646,840	$71,424	$86,968
Affiliated investments, at value **	23,747	—	114
Foreign cash ***	1,917	—	9
Cash	—	440	—
Cash pledged for financial futures contracts	—	95	3
Cash pledged as collateral for OTC derivatives	—	—	—
Cash pledged for centrally cleared swaps	194	—	—
Receivable for:
Interest and dividends	6,894	656	309
Investments sold	—	1,773	914
Fund shares sold	442	—	19
Futures	—	—	—
Forward currency contracts.	—	—	5
Variation margin on centrally cleared swaps	1	—	—
Other assets	38	5	4
Total Assets	680,073	74,393	88,345
LIABILITIES:
Payable for:
Bank overdraft	—	—	3
Forward currency contracts	150	—	73
Investments purchased	14,739	3,033	834
Fund shares redeemed	237	16	—
Futures.	—	—	3
Variation margin on centrally cleared swaps	—	—	—
Distributions payable	—	22	—
Liability for securities on loan (Note 2)	8,254	—	—
Accrued expenses:
Investment advisory fees (Note 3)	187	6	5
Administration fees (Note 3)	80	9	11
Distribution fees (Note 3)
Trustee fees and expenses	22	3	4
Other liabilities	149	42	94
Total Liabilities	23,818	3,131	1,027
NET ASSETS	$656,255	$71,262	$87,318

NET ASSETS:
Paid in capital	$643,178	$68,374	$86,012
Distributable earnings (loss)	13,077	2,888	1,306
NET ASSETS	$656,255	$71,262	$87,318

NET ASSET VALUE — offering and redemption price per share in whole dollars
Adviser Class
Net Assets	—	—	—
Shares Outstanding	—	—	—
Net Asset Value Per Share	—	—	—

Investor Class
Net Assets	$656,255	$71,262	$87,318
Shares Outstanding	96,191	6,769	8,588
Net Asset Value Per Share	$6.82	$10.53	$10.17

SI Class
Net Assets	—	—	—
Shares Outstanding	—	—	—
Net Asset Value Per Share	—	—	—

* Investments, at cost.	$617,634	$68,969	$86,053
** Affiliated investments, at cost	23,747	—	114
*** Foreign cash, at cost	1,899	—	9

See notes to financial statements.

118   Payden Mutual Funds

Payden Global Fixed Income Fund	Payden Emerging Markets Bond Fund	Payden Emerging Markets Local Bond Fund	Payden Emerging Markets Corporate Bond Fund	Payden Equity Income Fund

$269,307	$980,068	$77,459	$51,014	$1,698,046
3,194	4,799	1,720	5,836	38,144
1,289	480	312	12	695
—	—	718	—	—
94	—	—	27	—
2,630	1,180	280	—	300
—	391	26	45	—
1,443	14,179	1,478	636	2,355
2,482	—	—	475	—
134	14,280	3	—	56
8	—	—	—	—
493	975	392	19	433
21	—	—	—	—
24	56	38	21	15
281,119	1,016,408	82,426	58,085	1,740,044

7	268	—	13	—
2,156	1,519	721	6	977
10,569	—	—	1,791	—
174	16,097	491	—	76
18	—	—	1	—
—	99	2	3	—
—	—	—	—	—
1,305	3,088	—	2,015	—
79	350	47	18	648
33	123123	12	6	214
—	23	—	—	7
7	42	5	2	58
159	403	101	53	332
14,507	22,012	1,379	3,908	2,312
$266,612	$994,396	$81,047	$54,177	$1,737,732

$265,657	$1,040,432	$109,765	$52,687	$1,237,255
955	(46,036)	(28,718)	1,490	500,477
$266,612	$994,396	$81,047	$54,177	$1,737,732

—	$52,591	—	—	$17,092
—	3,931	—	—	850
—	$13.38	—	—	$20.11

$266,612	$302,183	$81,047	$5,781	$514,458
29,034	22,604	13,585	562	25,550
$9.18	$13.37	$5.97	$10.29	$20.14

—	$639,622	—	$48,396	$1,206,182
—	47,919	—	4,695	59,870
—	$13.35	—	$10.31	$20.15

$266,203	$1,004,029	$83,126	$49,939	$1,365,985
3,212	4,799	1,720	5,836	38,144
1,289	478	317	12	691

See notes to financial statements.

Semi-Annual Report    119

Statements of Operations

Period ended April 30, 2021 (Unaudited)

Numbers in 000s

	Payden Cash Reserves Money Market Fund	Payden Limited Maturity Fund	Payden Low Duration Fund
INVESTMENT INCOME:
Interest income (Note 2)	$142	$7,745	$10,715
Dividend income	—	—	—
Dividend income from affiliated investment (Note 2)	—	17	1
Income from securities lending	—	6	—
Investment Income	142	7,768	10,716
EXPENSES:
Investment advisory fees (Note 3)	218	2,191	2,182
Administration fees (Note 3)	218	1,174	1,169
Shareholder servicing fees.	—	191	255
Distribution fees (Note 3)	—	—	—
Custodian fees	8	20	29
Transfer agent fees	14	31	77
Registration and filing fees	22	19	33
Trustee fees and expenses	17	70	94
Printing and mailing costs	7	31	41
Loan commitment fees	—	8	11
Legal fees	3	10	14
Publication expense	3	10	15
Pricing fees	2	23	22
Fund accounting fees	34	83	109
Insurance	4	13	18
Audit fees	16	18	18
Gross Expenses.	566	3,892	4,087
Expense subsidy (Note 3)	(444)	(1,936)	(736)
Net Expenses	122	1,956	3,351
Net Investment Income	20	5,812	7,365
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	3	1,078	6,079
Foreign currency transactions	—	(375)	26
Forward foreign exchange contracts	—	(2,216)	(563)
Futures contracts	—	102	1,414
Swap contracts	—	—	885
Change in net unrealized appreciation (depreciation) from:
Investments	—	6,151	1,848
Translation of assets and liabilities in foreign currencies	—	18	—
Forward foreign exchange contracts	—	(2,390)	(553)
Futures contracts	—	(38)	568
Swap contracts	—	—	(785)
Net Realized and Unrealized Gains (Losses)	3	2,330	8,919
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$23	$8,142	$16,284

See notes to financial statements.

120   Payden Mutual Funds

Payden U.S. Government Fund	Payden GNMA Fund	Payden Core Bond Fund	Payden Corporate Bond Fund	Payden Strategic Income Fund	Payden Absolute Return Bond Fund	Payden Floating Rate Fund
$375	$1,120	$15,571	$7,690	$2,481	$11,735	$1,318
—	—	—	—	32	—	—
—	—	1	—	—	1	—
—	—	5	10	—	3	2
375	1,120	15,577	7,700	2,513	11,739	1,320

61	160	1,869	856	409	2,197	187
33	89	1,001	367	112	659	51
3	83	181	170	4	3	—
—	—	59	—	—	—	—
2	4	28	12	8	25	5
8	13	43	22	14	27	13
9	10	40	27	15	38	19
3	8	62	30	9	50	4
1	3	27	13	4	22	2
—	1	7	4	1	6	1
—	1	9	4	1	7	1
1	2	12	5	3	5	2
4	8	23	15	21	60	9
10	15	78	40	15	62	11
1	2	13	6	2	9	1
19	20	20	20	20	22	27
155	419	3,472	1,591	638	3,192	333
(60)	(132)	(308)	(1)	(168)	(974)	(108)
95	287	3,164	1,590	470	2,218	225
280	833	12,413	6,110	2,043	9,521	1,095

254	(91)	1,863	9,755	747	2,486	511
—	—	290	—	38	(54)	(3)
—	—	(581)	—	(50)	372	(2)
—	—	3,744	659	26	1,197	—
—	—	154	(1,306)	139	1,069	—
(427)	(728)	(19,286)	(14,676)	1,842	13,136	2,128
—	—	(94)	—	(11)	(17)	—
—	—	(1,538)	—	(305)	(2,309)	(14)
3	(15)	902	430	3	495	—
—	—	(92)	1,062	54	(617)	—
(170)	(834)	(14,638)	(4,076)	2,483	15,758	2,620
$110	$(1)	$(2,225)	$2,034	$4,526	$25,279	$3,715

See notes to financial statements.

Semi-Annual Report    121

Statements of Operations continued

Period ended April 30, 2021 (Unaudited)

Numbers in 000s

	Payden High Income Fund	Payden California Municipal Social Impact Fund	Payden Global Low Duration Fund
INVESTMENT INCOME:
Interest income (Note 2)	$16,184	$726	$778
Dividend income	15	—	—
Dividend income from affiliated investment (Note 2)	2	—	—
Income from securities lending	23	—	1
Foreign tax withholdings	(1)	—	—
Investment Income	16,223	726	779
EXPENSES:
Investment advisory fees (Note 3)	1,042	107	133
Administration fees (Note 3)	447	50	66
Shareholder servicing fees.	72	14	37
Distribution fees (Note 3)	—	—	—
Custodian fees	12	2	7
Transfer agent fees	19	8	10
Registration and filing fees	13	1	10
Trustee fees and expenses	30	4	6
Printing and mailing costs	14	2	3
Loan commitment fees	4	—	1
Legal fees	4	1	1
Publication expense	5	1	1
Pricing fees	16	7	18
Fund accounting fees	40	10	13
Insurance	5	1	1
Audit fees	22	18	20
Interest expense	—	—	—
Gross Expenses.	1,745	226	327
Expense subsidy (Note 3)	—	(59)	(93)
Net Expenses	1,745	167	234
Net Investment Income	14,478	559	545
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	13,201	416	433
Foreign currency transactions	(54)	—	18
Forward foreign exchange contracts	(48)	—	(72)
Futures contracts	—	22	158
Swap contracts	(26)	—	52
Change in net unrealized appreciation (depreciation) from:
Investments	18,762	307	176
Translation of assets and liabilities in foreign currencies	20	—	—
Forward foreign exchange contracts	(278)	—	(152)
Affiliated investments	—	—	—
Futures contracts	—	—	50
Swap contracts	(29)	—	(48)
Net Realized and Unrealized Gains (Losses)	31,548	745	615
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$46,026	$1,304	$1,160

See notes to financial statements.

122   Payden Mutual Funds

Payden Global Fixed Income Fund	Payden Emerging Markets Bond Fund	Payden Emerging Markets Local Bond Fund	Payden Emerging Markets Corporate Bond Fund	Payden Equity Income Fund

$2,082	$30,319	$3,489	$1,286	$527
—	—	—	—	19,925
23	1	—	—	1
—	9	—	3	—
(2)	(58)	(119)	—	(155)
2,103	30,271	3,370	1,289	20,298

346	2,326	370	197	4,031
173	776	92	37	1,209
121	197	8	—	165
—	69	—	—	19
17	42	31	5	29
12	96	9	12	50
17	48	15	18	31
10	63	9	3	87
5	28	4	2	38
1	7	1	—	10
2	9	1	—	13
2	13	2	1	15
26	15	10	9	2
18	77	16	9	103
2	13	2	1	16
20	22	22	22	18
—	—	1	—	—
772	3,801	593	316	5,836
36	(109)	—	(105)	(386)
808	3,692	593	211	5,450
1,295	26,579	2,777	1,078	14,848

1,729	20,093	(342)	491	168,692
144	(92)	73	1	(208)
1,004	(2,099)	110	(52)	(669)
359	—	—	50	—
(50)	(1,375)	(36)	(52)	—
(3,107)	12,696	3,910	661	197,076
(28)	45	66	(1)	11
(1,837)	(1,756)	316	39	(1,012)
55	—	—	—	—
94	—	—	19	—
(54)	522	16	1	—
(1,691)	28,034	4,113	1,157	363,890
$(396)	$54,613	$6,890	$2,235	$378,738

See notes to financial statements.

Semi-Annual Report    123

Statements of Changes in Net Assets

For the period ended April 30, 2021 (Unaudited) and year ended October 31st

Numbers in 000s

	Payden Cash Reserves Money Market Fund		Payden Limited Maturity Fund
	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
Net investment income	$20	$1,579	$5,812	$14,671
Net realized gains (losses)	3	16	(1,411)	(229)
Change in net unrealized appreciation/(depreciation)	—	—	3,741	1,233
Change in Net Assets Resulting from Operations.	23	1,595	8,142	15,675

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income and net realized gains from investments:
Adviser Class	—	—	—	—
Investor Class	(34)	(1,606)	(5,687)	(15,044)
Institutional Class	—	—	—	—
Change in Net Assets from Distributions to Shareholders	(34)	(1,606)	(5,687)	(15,044)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Adviser Class	—	—	—	—
Investor Class	16,262,263	34,344,324	1,252,392	1,178,243
Institutional Class	—	—	—	—
Reinvestment of distributions:	—	—	—	—
Adviser Class	—	—	—	—
Investor Class	11	367	5,586	14,818
Institutional Class
Cost of fund shares redeemed:
Adviser Class	—	—	—	—
Investor Class	(16,264,461)	(34,268,040)	(262,829)	(757,823)
Institutional Class	—	—	—	—
Change in Net Assets from Capital Transactions	(2,187)	76,651	995,149	435,238
Total Change in Net Assets	(2,198)	76,640	997,604	435,869
NET ASSETS:
Beginning of period	351,597	274,957	1,219,514	783,645
End of period	$349,399	$351,597	$2,217,118	$1,219,514

FUND SHARES OF BENEFICIAL INTEREST:
Adviser Class:
Outstanding shares at beginning of period	—	—	—	—
Shares sold	—	—	—	—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Change in shares outstanding	—	—	—	—
Outstanding shares at end of period	—	—	—	—

Investor Class:
Outstanding shares at beginning of period	351,577	274,926	128,347	82,556
Shares sold	16,262,263	34,344,324	131,375	124,443
Shares issued in reinvestment of distributions	11	367	586	1,569
Shares redeemed	(16,264,461)	(34,268,040)	(27,597)	(80,221)
Change in shares outstanding.	(2,187)	76,651	104,364	45,791
Outstanding shares at end of period	349,390	351,577	232,711	128,347

Institutional Class:
Outstanding shares at beginning of period	—	—	—	—
Shares sold	—	—	—	—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Change in shares outstanding	—	—
Outstanding shares at end of period	—	—	—	—

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	—	—	959,717	797,979
Sale of investments (excluding government)	—	—	367,426	379,249
Purchase of government securities.	—	—	73,433	182,067
Sale of government securities	—	—	67,335	162,500

See notes to financial statements.

124   Payden Mutual Funds

Payden Low Duration Fund		Payden U.S. Government Fund		Payden GNMA Fund		Payden Core Bond Fund
2021	2020	2021	2020	2021	2020	2021	2020

$7,365	$25,516	$280	$773	$833	$2,674	$12,413	$24,798
7,841	17,426	254	344	(91)	1,470	5,470	25,180
1,078	(1,860)	(424)	660	(743)	198	(20,108)	(5,527)
16,284	41,082	110	1,777	(1)	4,342	(2,225)	44,451

—	—	—	—	—	—	(1,173)	(1,005)
(22,128)	(26,184)	(445)	(1,001)	(1,555)	(3,703)	(14,019)	(14,865)
—	—	—	—	—	—	(20,630)	(10,915)
(22,128)	(26,184)	(445)	(1,001)	(1,555)	(3,703)	(35,822)	(26,785)

—	—	—	—	—	—	6,578	11,434
418,055	631,230	4,198	11,759	10,141	26,570	50,947	114,687
—	—	—	—	—	—	124,666	492,322
—	—	—	—	—	—	1,172	1,001
21,129	25,016	430	980	1,405	3,344	12,296	13,050
—	—	—	—	—	—	20,628	10,914
—	—	—	—	—	—	(3,634)	(6,521)
(291,209)	(661,199)	(19,690)	(5,456)	(20,845)	(40,499)	(286,607)	(244,767)
—	—	—	—	—	—	(97,899)	(74,582)
147,975	(4,953)	(15,062)	7,283	(9,299)	(10,585)	(171,853)	317,538

142,131	9,945	(15,397)	8,059	(10,855)	(9,946)	(209,900)	335,204
1,532,982	1,523,037	47,360	39,301	122,509	132,455	1,393,801	1,058,597
$1,675,113	$1,532,982	$31,963	$47,360	$111,654	$122,509	$1,183,901	$1,393,801

—	—	—	—	—	—	4,122	3,585
—	—	—	—	—	—	598	1,046
—	—	—	—	—	—	106	92
—	—	—	—	—	—	(330)	(601)
—	—	—	—	—	—	374	537

—	—	—	—	—	—	4,496	4,122

150,001	150,787	4,491	3,798	12,940	14,058	52,925	63,832

40,997	62,314	399	1,120	1,073	2,806	4,623	10,462
2,074	2,475	41	93	149	353	1,110	1,189
(28,554)	(65,575)	(1,877)	(520)	(2,215)	(4,277)	(26,205)	(22,558)
14,517	(786)	(1,437)	693	(993)	(1,118)	(20,472)	(10,907)
164,518	150,001	3,054	4,491	11,947	12,940	32,453	52,925

—	—	—	—	—	—	68,256	29,745

—	—	—	—	—	—	11,261	44,255
—	—	—	—	—	—	1,868	994
—	—	—	—	—	—	(8,963)	(6,738)
—	—	—	—	—	—	4,166	38,511
—	—	—	—	—	—	72,422	68,256

469,606	733,040	246	—	—	—	374,161	525,058
498,482	603,129	988	785	30	446	396,801	382,458
803,266	2,304,470	3,697	26,809	22,816	43,215	373,909	1,039,794
695,210	2,422,965	15,878	19,455	32,486	53,812	420,933	951,342

See notes to financial statements.

Semi-Annual Report    125

Statements of Changes in Net Assets continued

For the period ended April 30, 2021 (Unaudited) and year ended October 31st

Numbers in 000s

	Payden Corporate Bond Fund		Payden Strategic Income Fund
	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$6,110	$13,417	$2,043	$4,208
Net realized gains (losses)	9,108	7,424	900	501
Change in net unrealized appreciation/(depreciation)	(13,184)	626	1,583	(1,116)
Change in Net Assets Resulting from Operations	2,034	21,467	4,526	3,593
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income and net realized gains from investments:	—	—	—	—
Adviser Class	—		—	—
Investor Class	(12,777)	(13,669)	(1,316)	(2,863)
SI Class	—	—	(764)	(1,518)
Return of capital:	—	—	—	—
Adviser Class	—	—	—	—
Investor Class	—	—	—	—
Sl Class	—	—	—	—
Change in Net Assets from Distributions to Shareholders	(12,777)	(13,669)	(2,080)	(4,381)
FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Investor Class	79,287	177,669	70,244	7,047
SI Class	—	—	9,273	—
Reinvestment of distributions:
Investor Class	12,045	12,767	1,278	2,782
SI Class	—	—	755	1,500
Cost of fund shares redeemed:
Investor Class	(114,306)	(181,486)	(34,622)	(39,424)
SI Class	—	—	(253)	(1,535)
Change in Net Assets from Capital Transactions	(22,974)	8,950	46,675	(29,630)
Total Change in Net Assets	(33,717)	16,748	49,121	(30,418)
NET ASSETS:
Beginning of period	479,951	463,203	134,215	164,633
End of period	$446,234	$479,951	$183,336	$134,215

FUND SHARES OF BENEFICIAL INTEREST:
Investor Class:
Outstanding shares at beginning of period	39,873	39,474	8,260	11,322
Shares sold	6,595	14,980	6,698	697
Shares issued in reinvestment of distributions	998	1,081	122	276
Shares redeemed	(9,588)	(15,662)	(3,302)	(4,035)
Change in shares outstanding	(1,995)	399	3,518	(3,062)
Outstanding shares at end of period	37,878	39,873	11,778	8,260

SI Class:
Outstanding shares at beginning of period	—	—	4,802	4,811
Shares sold	—	—	881	—
Shares issued in reinvestment of distributions	—	—	72	149
Shares redeemed	—	—	(24)	(158)
Change in shares outstanding	—	—	929	(9)
Outstanding shares at end of period	—	—	5,731	4,802

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	151,220	272,593	70,378	64,071
Sale of investments (excluding government)	173,635	268,141	39,645	75,981
Purchase of government securities	2,027	—	40,735	25,921
Sale of government securities	357	—	23,003	40,736

See notes to financial statements.

126   Payden Mutual Funds

Payden Absolute Return Bond Fund		Payden Floating Rate Fund		Payden High Income Fund		Payden California Municipal Social Impact Fund
2021	2020	2021	2020	2021	2020	2021	2020

$9,521	$19,346	$1,095	$2,469	$14,478	$23,122	$559	$1,276
5,070	(6,518)	506	(984)	13,073	(3,642)	438	1,103
10,688	(3,930)	2,114	(2,255)	18,475	(2,274)	307	(145)
25,279	8,898	3,715	(770)	46,026	17,206	1,304	2,234

—	—	—	—	—	—	—	—
(1,559)	(3,152)	(290)	(699)	(14,673)	(23,451)	(1,663)	(2,559)
(9,592)	(16,949)	(810)	(1,799)	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
(11,151)	(20,101)	(1,100)	(2,498)	(14,673)	(23,451)	(1,663)	(2,559)

32,885	84,527	2,455	2,932	146,285	203,007	9,200	9,466
124,178	257,326	22,500	1,730	—	—	—	—

1,543	3,123	281	679	13,864	21,599	1,327	2,179
9,179	16,307	644	1,448	—	—	—	—

(32,250)	(82,938)	(2,729)	(5,012)	(60,443)	(133,571)	(2,994)	(9,098)
(18,712)	(87,072)	(1,564)	(8,220)	—	—	—	—
116,823	191,273	21,587	(6,443)	99,706	91,035	7,533	2,547
130,951	180,070	24,202	(9,711)	131,059	84,790	7,174	2,222
818,696	638,626	67,175	76,886	525,196	440,406	64,088	61,866
$949,647	$818,696	$91,377	$67,175	$656,255	$525,196	$71,262	$64,088

13,340	12,360	2,058	2,220	81,419	67,422	6,056	5,824
3,266	9,072	248	315	21,667	31,897	870	898
153	319	29	71	2,050	3,423	125	209
(3,200)	(8,411)	(277)	(548)	(8,945)	(21,323)	(282)	(875)
219	980	—	(162)	14,772	13,997	713	232
13,559	13,340	2,058	2,058	96,191	81,419	6,769	6,056

69,145	51,092	5,003	5,547	—	—	—	—
12,333	25,730	2,275	179	—	—	—	—
912	1,667	65	153	—	—	—	—
(1,858)	(9,344)	(158)	(876)	—	—	—	—
11,387	18,053	2,182	(544)	—	—	—	—
80,532	69,145	7,185	5,003	—	—	—	—

438,803	523,552	44,244	35,328	321,172	594,617	32,283	123,452
329,364	327,428	22,302	43,419	199,448	522,438	36,151	122,703
35,922	107,573	—	300	—	5,800	6,013	987
18,723	114,591	—	—	—	—	927	1,036

See notes to financial statements.

Semi-Annual Report    127

Statements of Changes in Net Assets continued

For the period ended April 30, 2021 (Unaudited) and year ended October 31st

Numbers in 000s

	Payden Global Low Duration Fund		Payden Global Fixed Income Fund
	2021	2020	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$545	$1,845	$1,295	$2,334
Net realized gains (losses)	589	217	3,186	885
Change in net unrealized appreciation/(depreciation)	26	357	(4,877)	2,249
Change in Net Assets Resulting from Operations.	1,160	2,419	(396)	5,468
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income and net realized gains from investments:
Adviser Class	—	—	—	—
Investor Class	(570)	(1,832)	(4,045)	(4,236)
SI Class	—	—	—	—
Return of capital:
Adviser Class	—	—	—	—
Investor Class	—	(59)	—	—
SI Class	—	—	—	—
Change in Net Assets from Distributions to Shareholders	(570)	(1,891)	(4,045)	(4,236)
FROM CAPITALTRANSACTIONS:
Proceeds from fundshares sold:
Adviser Class	—	—	—	—
Investor Class	20,016	45,171	110,162	68,961
SI Class	—	—	—	—
Reinvestment of distributions:
Adviser Class	—	—	—	—
Investor Class	567	1,880	4,024	—
SI Class	—	—	—	—
Cost of fund shares redeemed:
Adviser Class	—	—	—	—
Investor Class	(30,166)	(42,296)	(23,207)	(32,695)
SI Class	—	—	—	—
Change in Net Assets from Capital Transactions	(9,583)	4,755	90,979	40,455
Total Change in Net Assets	(8,993)	5,283	86,538	41,687
NET ASSETS:
Beginning of period	96,311	91,028	180,074	138,387
End of period	$87,318	$96,311	$266,612	$180,074

FUND SHARES OF BENEFICIAL INTEREST:
Adviser Class:
Outstanding shares at beginning of period	—	—	—	—
Shares sold	—	—	—	—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Change in shares outstanding	—	—	—	—
Outstanding shares at end of period	—	—	—	—

Investor Class:
Outstanding shares at beginning of period	9,534	9,069	19,306	14,973
Shares sold	1,968	4,529	11,809	7,475
Shares issued in reinvestment of distributions	56	188	431	458
Shares redeemed	(2,970)	(4,252)	(2,512)	(3,600)
Change in shares outstanding	(946)	465	9,728	4,333
Outstanding shares at end of period	8,588	9,534	29,034	19,306

SI Class:
Outstanding shares at beginning of period	—	—	—	—
Shares sold	—	—	—	—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Change in shares outstanding	—	—	—	—
Outstanding shares at end of period	—	—	—	—

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	23,569	65,144	138,123	120,482
Sale of investments (excluding government)	37,718	63,540	59,718	96,146
Purchase of government securities	66,553	127,621	25,838	40,215
Sale of government securities	62,014	118,182	8,628	40,478

See notes to financial statements.

128   Payden Mutual Funds

Payden Emerging Markets Bond Fund		Payden Emerging Markets Local Bond Fund		Payden Emerging Markets Corporate Bond Fund		Payden Equity Income Fund
2021	2020	2021	2020	2021	2020	2021	2020
$26,579	$52,194	$2,777	$8,573	$1,078	$1,820	$14,848	$30,207
16,527	(10,258)	(195)	(21,695)	438	91	167,815	(4,827)
11,507	(40,355)	4,308	(4,731)	719	(75)	196,075	(129,009)
54,613	1,581	6,890	(17,853)	2,235	1,836	378,738	(103,629)

(1,345)	(2,835)	—	—	—	—	(105)	(737)
(7,633)	(16,160)	(2,779)	—	(96)	(152)	(4,093)	(25,072)
(17,491)	(31,855)	—	—	(975)	(1,575)	(9,000)	(42,324)
—	—	—	—	—		—	(26)
—	—	—	(8,579)	—	(8)	—	(884)
—	—	—	—	—	(79)	—	(1,492)
(26,469)	(50,850)	(2,779)	(8,579)	(1,071)	(1,814)	(13,198)	(70,535)

17,127	14,201	—	—	—	—	3,515	6,231
86,622	129,084	2,035	8,840	1,826	75	33,613	108,313
78,724	238,366	—	—	8,752	15,287	101,196	252,772
1,301	2,778	—	—	—	—	104	748
6,651	13,754	2,439	7,525	96	160	3,503	24,305
14,976	29,860	—	—	902	1,534	8,064	38,047
(19,506)	(28,311)	—	—	—	—	(3,445)	(7,393)
(81,363)	(239,834)	(55,750)	(78,089)	(81)	(77)	(126,204)	(157,248)
(133,722)	(173,797)	—	—	(1,671)	(14,318)	(61,604)	(74,071)
(29,190)	(13,899)	(51,276)	(61,724)	9,824	2,661	(41,258)	191,704
(1,046)	(63,168)	(47,165)	(88,156)	10,988	2,683	324,282	17,540

995,442	1,058,610	128,212	216,368	43,189	40,506	1,413,450	1,395,910
$994,396	$995,442	$81,047	$128,212	$54,177	$43,189	$1,737,732	$1,413,450

4,023	4,937	—	—	—	—	845	885
1,266	1,071	—	—	—	—	186	373
96	214	—	—	—	—	5	43
(1,454)	(2,199)	—	—	—	—	(186)	(456)
(92)	(914)	—	—	—	—	5	(40)
3,931	4,023	—	—	—	—	850	845

21,749	30,158	21,947	33,265	385	368	30,281	31,449
6,423	9,756	331	1,436	176	8	1,837	6,797
493	1,053	395	1,252	9	17	188	1,399
(6,061)	(19,218)	(9,088)	(14,006)	(8)	(8)	(6,756)	(9,364)
855	(8,409)	(8,362)	(11,318)	177	17	(4,731)	(1,168)
22,604	21,749	13,585	21,947	562	385	25,550	30,281

50,931	42,924	—	—	3,929	3,680	57,334	44,568
5,838	19,072	—	—	839	1,519	5,396	15,025
1,110	2,308	—	—	87	156	430	2,203
(9,960)	(13,373)	—	—	(160)	(1,426)	(3,290)	(4,462)
(3,012)	8,007	—	—	766	249249	2,536	12,766
47,919	50,931	—	—	4,695	3,929	59,870	57,334

314,293	799,264	21,897	87,107	26,325	43,421	820,910	961,458
354,581	783,937	73,537	145,584	18,116	41,313	837,960	842,974
—	—	—	—	—	528	—	—
—	—	—	—	31	332	—	—

Semi-Annual Report    129

Notes to Financial Statements

April 30, 2021 (Unaudited)

1. Organization and Related Matters

The Payden & Rygel Investment Group (the “Group” or “Paydenfunds”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its nineteen funds (each a “Fund,” collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. Each of the Funds, other than the Emerging Markets Local Bond Fund, has been classified as diversified.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each Fund’s financial statements are prepared in accordance with GAAP.

The Funds are considered investment companies under FASB ASC 946, Financial Services - Investment Companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with original maturities of sixty days or less and securities in the Payden Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value. Cash Reserves

Money Market Fund qualifies as a government money market fund under the Money Market Fund Reform.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available, generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter (“OTC”) market are valued at the latest bid price. Investments in nonregistered investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar instruments are valued at the official closing price, in the case of exchange traded derivatives, or on the basis of information provided by pricing services, quotes obtained from brokers and dealers, and market trades in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to each of the Funds. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Shares of open-end investment companies are valued at their respective net asset value.

Fair value pricing adjustments may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

130   Payden Mutual Funds

Risks

Unforeseen events in the markets may at times result in an unusually high degree of volatility in the markets, which could adversely affect the Funds causing a decline in value.

Investing in debt securities may include failure of an issuer to make timely interest or principal payments, or a decline or the perception of a decline in credit quality. In addition, the value of the debt security may decline due to general market conditions that are not specifically related to a particular company including industry earnings outlook, changes in interest or currency rates or perception of a specific industry.

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

An investment in the Cash Reserves Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and is classified as a government money market fund under the Money Market Fund Reform, it is possible to lose money by investing in the Fund.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Interest income is recognized on an accrual basis. Premiums and discounts are amortized or accreted over the expected life of the security using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Bank Loans

Floating-Rate Loan Interests (“Bank Loans”) in which the Funds invest generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Bank Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown on the Schedule of Investments reflects the rate in effect at April 30st. When a range of rates is disclosed, the Fund holds more than one position within the same tranche at varying rates.

Bank loans are subject to various restrictive covenants that protect the lender or investor. Loans with fewer or no restrictive covenants, “covenant light” loans, provide the issuer more flexibility and reduce investor protections in the event of a breach, and may cause the fund to experience more difficulty or delay in enforcing its rights. A significant portion of bank loans are “covenant light.”

In connection with floating rate loan interests, the Funds may also enter into unfunded loan commitments (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked- to-market daily, and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and Statements of Operations.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except Cash Reserves Money Market, U.S. Government, GNMA and California Municipal Social Impact Funds) may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. Each of these Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on each of these Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities resulting from changes in the foreign exchange rates.

Semi-Annual Report    131

Notes to Financial Statements continued

Repurchase Agreements

The Cash Reserves Money Market Fund entered into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Fund. With respect to such agreements, it is the Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Fund or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

The Cash Reserves Money Market Fund’s repurchase agreements by counterparty, which are subject to offset under a MRA, is included within the Fund’s Schedule of Investments. For financial statement purposes, the Fund does not offset financial assets and financial liabilities, that are subject to MRA on the Statements of Assets and Liabilities.

Forward Currency Contracts

Some Funds entered into forward currency contracts to protect against adverse currency movements or as speculative investments. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gain or loss until the contact settlement date or an offsetting forward currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts

Some Funds entered into futures transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain initial margin deposit of cash or securities as required by the exchange on which the contract is traded.

Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Stock index futures contracts are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

Some Funds may enter into swap agreements, in which a Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract

132   Payden Mutual Funds

(“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation) and realized gain/(loss) is recorded at termination of the contract.

Upon entering into a centrallycleared swap, a Fund is required to deposit and maintain initial margin deposit of cash or securities as required by the exchange on which the contract is traded. Pursuant to the centrally cleared swap, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, credit spreads and/or market values associated with these transactions.

A Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

A Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

A Fund may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

For financial reporting purposes, swap interest and amortization are classified as realized or unrealized gain or loss on swap contracts.

Options Transactions

Option techniques may be utilized by a Fund to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or asanefficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Fund may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered

Semi-Annual Report    133

Notes to Financial Statements continued

call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statements of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Derivative Financial Instruments

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to economically hedge its exposure to certain risks such as credit risk, equity risk, interest rate risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

The following tables show the Funds’ exposure to different types of market risks as it relates to derivative investments in the Statements of Assets and Liabilities and the Statements of Operations.

Statements of Assets and Liabilities

Fair Values of Derivative Instruments as of April 30, 2021 (000s)

Underlying Risk	Derivative Assets ($)	Derivative Liabilities ($)
Limited Maturity
Interest rate[1]	—	(6)
Foreign currency[2,3]	62	(2,209)

Total	62	(2,215)

Low Duration
Interest rate[1]	1,015	(222)
Foreign currency[2,3]	15	(522)

Total	1,030	(744)

U.S. Government
Interest rate[1]	3	—

GNMA
Interest rate[1]	—	(15)

Core Bond
Interest rate[1]	1,758	(1,163)
Foreign currency[2,3]	129	(932)

Total	1,887	(2,095)

Corporate Bond
Credit[1]	155	—
Interest rate[1]	598	(374)

Total	753	(374)

Strategic Income
Credit [1]	60	—
Interest rate[1]	14	—
Foreign currency[2,3]	20	(163)

Total	94	(163)

Absolute Return Bond
Equity[4]	25	—
Interest rate[1]	881	(18)
Foreign currency[2,3]	27	(1,081)

Total	933	(1,099)

Floating Rate
Foreign currency[3]	—	(14)
High Income
Interest rate[1]	1,177	(65)
Foreign currency[3]	—	(150)

Total	1,177	(215)

Global Low Duration
Interest rate[1]	95	(18)
Foreign currency[2,3]	5	(73)

Total	100	(91)

Global Fixed Income
Interest rate[1]	354	(337)
Foreign currency[2,3]	493	(2,156)

Total	847	(2,493)

Emerging Markets Bond
Credit[1]	25	(38)
Foreign currency[2,3]	975	(1,519)

Total	1,000	(1,557)

134   Payden Mutual Funds

Underlying Risk	Derivative Assets ($)	Derivative Liabilities ($)
Emerging Markets Local Bond
Credit[1]	3	—
Foreign currency[2,3]	392	(721)

Total	395	(721)

Emerging Markets Corporate Bond
Credit[1]	—	(15)
Interest rate[1]	23	—
Foreign currency[2,3]	19	(6)

Total	42	(21)

Equity Income
Foreign currency[2,3]	433	(977)

Statement of Assets and Liabilities location:

1

Includes cumulative appreciation/depreciation of futures contracts and centrally cleared swaps as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities as Receivable/Payable for futures and variation margin on centrally cleared swaps.

2	Receivable for forward currency contracts.
3	Payable for forward currency contracts.
4	Includes options purchased at fair value as reported in the Schedule of Investments.

The Effect of Derivative Instruments on the Statements of Operations For the Period Ended April 30, 2021 (000s)

Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income
Underlying risk	Futures[1]	Forward Currency Contracts[2]	Options[3]	Swaps[4]	Total
Limited Maturity
Interest rate	$102	—	—	—	$102
Foreign exchange	—	$(2,216)	—	—	(2,216)

Total	102	(2,216)	—	—	(2,114)

Low Duration
Interest rate	1,414	—	—	$885	2,299
Foreign exchange	—	(563)	—	—	(563)

Total	1,414	(563)	—	885	1,736

U.S. Government
Interest rate	—	—	$33	—	33

Core Bond
Credit	—	—	—	154	154
Interest rate	3,744	—	—	—	3,744
Foreign exchange	—	(581)	—	—	(581)

Total	3,744	(581)	—	154	3,317

Corporate Bond
Credit	—	—	—	(1,306)	(1,306)
Interest rate	659	—	—	—	659

Total	659	—	—	(1,306)	(647)

Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income
Underlying risk	Futures[1]	Forward Currency Contracts[2]	Options[3]	Swaps[4]	Total
Strategic Income
Credit	—	—	—	$139	$139
Interest rate	$26	—	—	—	26
Foreign exchange	—	$(50)	—	—	(50)

Total	26	(50)	—	139	115

Absolute Return Bond
Credit	—	—	—	343	343
Equity	—	—	$(185)	—	(185)
Interest rate	1,197	—	—	726	1,923
Foreign exchange	—	372	—	—	372

Total	1,197	372	(185)	1,069	2,453

Floating Rate
Foreign exchange	—	(2)	—	—	(2)
High Income
Interest rate	—	—	—	(26)	(26)
Foreign exchange	—	(48)	—	—	(48)

Total	—	(48)	—	(26)	(74)

California Municipal Social
Impact
Interest rate	22	—	—	—	22

Global Low Duration
Interest rate	158	—	—	52	210
Foreign exchange	—	(72)	—	—	(72)

Total	158	(72)	—	52	138

Global Fixed Income
Credit	—	—	—	19	19
Interest rate	359	—	—	(69)	290
Foreign exchange	—	1,004	—	—	1,004

Total	359	1,004	—	(50)	1,313

Emerging Markets Bond
Credit	—	—	—	(1,375)	(1,375)
Equity	—	—	(257)	—	(257)
Foreign exchange	—	(2,099)	—	—	(2,099)

Total	—	(2,099)	(257)	(1,375)	(3,731)

Emerging Markets Local Bond
Credit	—	—	—	(2)	(2)
Equity	—	—	(33)	—	(33)
Interest rate	—	—	—	(34)	(34)
Foreign exchange	—	110	—	—	110

Total	—	110	(33)	(36)	41

Emerging Markets Corporate
Bond
Credit	—	—	—	(52)	(52)
Equity	—	—	(11)	—	(11)
Interest rate	50	—	—	—	50
Foreign exchange	—	(52)	—	—	(52)

Total	50	(52)	(11)	(52)	(65)

Equity Income
Foreign exchange	—	(669)	—	—	(669)

1	Net realized gains (losses) from futures contracts.
2	Net realized gains (losses) from forward foreign exchange contracts.

Semi-Annual Report    135

Notes to Financial Statements continued

3	Net realized gains (losses) from written option contracts and purchased options which are included in net realized gain on investments.
4	Net realized gains (losses) from swap contracts.

The Effect of Derivative Instruments on the Statements of Operations

For the Period Ended April 30, 2021 (000s)

Net Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Underlying risk	Futures[5]	Forward Currency Contracts[6]	Options[7]	Swaps[8]	Total
Limited Maturity
Interest rate	$(38)	—	—	—	$(38)
Foreign exchange	—	$(2,390)	—	—	(2,390)

Total	(38)	(2,390)	—	—	(2,428)

Low Duration
Interest rate	568	—	—	$(785)	(217)
Foreign exchange	—	(553)	—	—	(553)

Total	568	(553)	—	(785)	(770)

U.S. Government
Interest rate	3	—	—	—	3
GNMA
Interest rate	(15)	—	—	—	(15)
Core Bond
Credit	—	—	—	(92)	(92)
Interest rate	902	—	—	—	902
Foreign exchange	—	(1,538)	—	—	(1,538)

Total	902	(1,538)	—	(92)	(728)

Corporate Bond
Credit	—	—	—	1,062	1,062
Interest rate	430	—	—	—	430

Total	430	—	—	1,062	1,492

Strategic Income
Credit	—	—	—	54	54
Interest rate	3	—	—	—	3
Foreign exchange	—	(305)	—	—	(305)

Total	3	(305)	—	54	(248)

Absolute Return Bond
Credit	—	—	—	(14)	(14)
Equity	—	—	$(66)	—	(66)
Interest rate	495	—	—	(603)	(108)
Foreign exchange	—	(2,309)	—	—	(2,309)

Total	495	(2,309)	(66)	(617)	(2,497)

Floating Rate
Foreign exchange	—	(14)	—	—	(14)

High Income
Interest rate	—	—	—	(29)	(29)
Foreign exchange	—	(278)	—	—	(278)

Total	—	(278)	—	(29)	(307)

Global Low Duration
Interest rate	50	—	—	(48)	2
Foreign exchange	—	(152)	—	—	(152)

Total	50	(152)	—	(48)	(150)

Net Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Underlying risk	Futures[5]	Forward Currency Contracts[6]	Options[7]	Swaps[8]	Total
Global Fixed Income
Interest rate	$94	—	—	$(54)	$40
Foreign exchange	—	$(1,837)	—	—	(1,837)

Total	94	(1,837)	—	(54)	(1,797)

Emerging Markets Bond
Credit	—	—	—	522	522
Equity	—	—	$(94)	—	(94)
Foreign exchange	—	(1,756)	—	—	(1,756)

Total	—	(1,756)	(94)	522	(1,328)

Emerging Markets Local Bond
Credit	—	—	—	3	3
Equity	—	—	(11)	—	(11)
Interest rate	—	—	—	13	13
Foreign exchange	—	316	—	—	316

Total	—	316	(11)	16	321

Emerging Markets Corporate Bond
Credit	—	—	—	1	1
Equity	—	—	(4)	—	(4)
Interest rate	19	—	—	—	19
Foreign exchange	—	39	—	—	39

Total	19	39	(4)	1	55

Equity Income
Foreign exchange	—	(1,012)	—	—	(1,012)

5	Change in net unrealized appreciation (depreciation) from futures contracts.
6	Change in net unrealized appreciation (depreciation) from forward foreign exchange contracts.
7	Change in net unrealized appreciation (depreciation) from written option contracts and purchased options which are included in change in unrealized appreciation (depreciation) on investments.
8	Change in net unrealized appreciation (depreciation) from swap contracts.

During the period ended April 30, 2021, the average notional amount of derivatives as a percent of average net assets were as follows:

	Foreign currency	Credit	Interest rate	Equity
Limited Maturity	7%	0%	0%	0%
Low Duration	2%	0%	1%	0%
Core Bond	4%	0%	0%	0%
Corporate Bond	0%	2%	0%	0%
Strategic Income	9%	1%	0%	0%
Absolute Return Bond	11%	0%	2%	0%
High Income	1%	0%	0%	0%
Global Low Duration	7%	0%	1%	0%
Global Fixed Income	76%	0%	734%	0%
Emerging Markets Bond	11%	0%	0%	0%
Emerging Markets Local Bond	33%	0%	6%	0%
Emerging Markets Corporate Bond	3%	1%	0%	0%
Equity Income	2%	0%	0%	0%

136   Payden Mutual Funds

Counterparty Credit Risk

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by a Fund. For OTC options purchased, a Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

With exchange traded purchased options and futures and centrally cleared swaps, there is decreased counterparty credit risk to a Fund since the exchange or clearinghouse guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to a Fund.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/ortermination event. UnderanISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and additional required collateral is delivered to/ pledged by a Fund on the next business day. Typically, a Fund and counterparties are not permitted to sell, re-pledgeoruse the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

Semi-Annual Report    137

Notes to Financial Statements continued

At April 30, 2021, the Funds’ derivative assets and liabilities (by type) on a gross basis are as follows (000s):

	Assets	Liabilities
Global Fixed Income
Derivative Financial Instruments:
Centrally Cleared Swaps	$21	—
Futures Contracts	8	$18
Forward Currency Contracts	493	2,156
OTC Swaps	—	87

Total derivative assets and liabilities in the Statements of Assets and Liabilities.	522	2,261

Derivatives not subject toaMNA	(66)	(502)

Total derivative assets and liabilities subject toaMNA	$456	$1,759

	Assets	Liabilities
Emerging Markets Local Bond
Derivative Financial Instruments:
Centrally Cleared Swaps	—	$2
Forward Currency Contracts	$392	721

Total derivative assets and liabilities in the Statements of Assets and Liabilities.	392	723

Derivatives not subject toaMNA	—	(2)

Total derivative assets and liabilities subject toaMNA	$392	$721

The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of April 30, 2021 (000s):

Global Fixed Income

Counterparty	Derivative Assets Subject to MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Barclays Bank PLC	$179	$(28)	—	—	$151
HSBC Bank USA, N.A	191	(78)	—	—	113
State Street Bank & Trust Co	86	(86)	—	—	—

Total	$456	$(192)	—	—	$264

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Barclays Bank PLC	$28	$(28)	—	—	—
Goldman Sachs & Co	87	—	—	—	$87
HSBC Bank USA, N.A	78	(78)	—	—	—
StateStreet Bank& Trust Co	1,566	(86)	—	—	1,480

Total	$1,759	$(192)	—	—	$1,567

Emerging Markets Local Bond

Counterparty	Derivative Assets Subject to MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Barclays Bank PLC	$112	$(112)	—	—	—
BNP PARIBAS	70	(70)	—	—	—
HSBC Bank USA, N.A	210	(118)	—	—	$92

Total	$392	$(300)	—	—	$92

138   Payden Mutual Funds

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Barclays Bank PLC	$471	$(112)	—	—	$359
BNP PARIBAS	132	(70)	—	—	62
HSBC Bank USA, N.A	118	(118)	—	—	—

Total .	$721	$(300)	—	—	$421

1	The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.
2	Net amount represents the net amount receivable from the counterparty in the event of default.
3	Net amount represents the net amount payable from the counterparty in the event of default.

Credit Enhancements

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance (e.g. AGM, AMBAC and BAM).

TBA Sale Commitments

Some Funds entered into TBA sale commitments, within dollar roll agreements, to hedge their portfolio position or to sell mortgage backed securities they own under delayed delivery arrangements. Proceeds from TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an off setting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon, the Funds (except Cash Reserves Money Market) may lend securities to qualified institutions. It is each Fund’s policy that at origination all loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Cash Reserves Money Market Fund. The Funds are entitled to receive all of the income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, each Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Funds maintain the right to recall the securities on loan for voting purposes. The income earned by each Fund is disclosed in the Statements of Operations.

Securities lending transactions are entered into by a Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The Fund’s securities lending agreements by counterparty, which are subject to offset under a MSLA, if applicable, is included within each Fund’s Schedule of Investments under the heading “Offsetting Assets and Liabilities”. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to MSLA on the Statements of Assets and Liabilities.

Semi-Annual Report    139

Notes to Financial Statements continued

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid monthly for all Funds except the Cash Reserves Money Market, Limited Maturity, Short Bond, U.S. Government, GNMA and California Municipal Social Impact Funds, which are declared daily and paid monthly and Equity Income Fund, which is declared and paid quarterly. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from GAAP.

Federal Income Taxes

It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in Subchapter M of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. As of and during the period ended April 30, 2021, the Funds did not record any liability for uncertain tax positions. Accordingly, no provision for Federal income or excise tax is necessary

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Fund’s tax return.

Return of capital distributions and net investment losses for tax purposes, if any, are reclassified to paid in capital.

As of and during the period ended April 30, 2021, the Funds did not have any liabilities for any unrecognized tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Each of the tax years in the four-year period ended October 31, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Affiliated Investments

Each of the Paydenfunds (except the Cash Reserves Money Market and California Municipal Social Impact Funds) invests in other Funds of the Group (an “Affiliated Fund”). The income and both realized and the change in unrealized gains and losses earned by each Fund from the Affiliated Funds for the period is disclosed in the Statements of Operations.

The table below details the transactions of each Fund in Affiliated Funds.

Fund	Value October 31, 2020	Purchases	Sales	Dividends	Value April 30, 2021	Net Change in Unrealized Appreciation (Depreciation)

Investments in Cash Reserves Money Market Fund
Limited Maturity	$9,893,718	$481,289,833	$488,631,291	$1,096	$2,552,260	—
Low Duration	2,565,601	357,824,163	356,175,016	671	4,214,748	—
U.S. Government	1,857,730	38,227,583	39,942,671	192	142,642	—
GNMA	2,352,255	34,528,286	35,040,501	145	1,840,040	—
Core Bond.	15,715,615	422,925,735	435,185,439	582	3,455,911	—
Corporate Bond.	11,713,077	103,810,345	108,490,996	417	7,032,426	—
Strategic Income.	2,039,994	106,821,115	106,228,931	190	2,632,178	—
Absolute Return Bond	5,913,275	267,325,533	263,035,063	625	10,203,745	—
Floating Rate	4,906,720	39,465,714	31,725,079	397	12,647,355	—
High Income	33,021,275	215,730,504	225,004,284	1,531	23,747,495	—
Global Low Duration	756,144	33,174,379	33,816,157	65	114,366	—
Global Fixed Income	9,848,803	117,954,851	126,060,434	575	1,743,220	—
Emerging Markets Bond	23,105,311	211,152,427	229,458,637	507	4,799,101	—
Emerging Markets Local Bond	1,595,347	30,591,687	30,467,152	233	1,719,882	—

140   Payden Mutual Funds

Fund	Value October 31, 2020	Purchases	Sales	Dividends	Value April 30, 2021	Net Change in Unrealized Appreciation (Depreciation)
Emerging Markets Corporate Bond	$1,575,389	$14,917,039	$10,656,828	$87	$5,835,600	—
Equity Income	67,522,347	210,492,057	239,870,271	1,408	38,144,133	—

Investments in Floating Rate Fund — SI Class
Limited Maturity	—	7,500,000	—	15,849	7,500,000	—
Global Fixed Income	1,395,138	—	—	22,710	1,450,885	$55,747

Custodian Credits

The Funds have entered into an agreement with the custodian, whereby they earn custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Funds, are based on 75% of the daily effective federal funds rate and are disclosed, subject to rounding, in the Statements of Operations. There were no custodian credits applicable to any fund during the period ended April 30, 2021.

Line of Credit

The Paydenfunds (except Cash Reserves Money Market) have entered into a Credit Agreement with Bank of New York Mellon under which the bank has agreed to make loans to one or more of the Funds upon request by such Fund(s) and subject to the conditions of the Credit Agreement. The interest rate for any such loan will vary depending upon the type of borrowing chosen by the Fund. The aggregate of all such loans to the Funds may not exceed $75 million. During the period the Payden Emerging Markets Local Bond Fund borrowed to meet redemption requests. No other Fund took a loan during the period, nor did any Fund have a loan outstanding at the end of the period.

Other

Income and realized and unrealized gain/loss are allocated to each class based on relative net assets. Shared expenses incurred by the Group are allocated among the Funds of the Group on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

Accounting Standards

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Funds’ financial statements.

3. Related Party Transactions

Payden & Rygel (the “Adviser”) provides investment advisory services to the Funds. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

	Adviser Fees				Investor Class		SI Class

	Between	Between	Between			Current	Current
	$0–500	$0.5–1	$1–2	Over $2	Expense	Voluntary	Voluntary	3 Year Deferred Expense Subsidy
	Million	Billion	Billion	Billion	Guarantee	Expense Limit	Expense Limit	FY 2019	FY 2020	FY 2021
Cash Reserves Money
Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.25%	n/a	$356,789	$425,137	$202,647
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.25%	n/a	2,419,489	2,779,713	1,935,751
Low Duration	0.28%	0.28%	0.25%	0.25%	0.60%	0.43%	n/a	1,537,992	1,421,862	736,064
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	0.43%	n/a	113,838	127,100	59,871
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	0.15%	n/a	267,982	264,362	132,318
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.53%	0.42%	377,482	492,210	307,712
Corporate Bond	0.35%	0.35%	0.35%	0.35%	1.00%	0.65%	n/a	—	56,398	1,142

Semi-Annual Report    141

Notes to Financial Statements continued

	Adviser Fees				Investor Class		SI Class

	Between	Between	Between			Current	Current
	$0–500	$0.5–1	$1–2	Over $2	Expense	Voluntary	Voluntary	3 Year Deferred Expense Subsidy
	Million	Billion	Billion	Billion	Guarantee	Expense Limit	Expense Limit	FY 2019	FY 2020	FY 2021
Strategic Income	0.55%	0.55%	0.55%	0.55%	n/a	0.65%	0.55%	$372,006	$334,464	$167,986
Absolute Return Bond	0.50%	0.50%	0.50%	0.50%	n/a	0.70%	0.47%	906,573	1,703,932	973,888
Floating Rate	0.55%	0.55%	0.55%	0.55%	n/a	0.70%	0.60%	235,705	204,662	108,113
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a	n/a	—	—	n/a
California Municipal
Social Impact	0.32%	0.32%	0.25%	0.25%	0.80%	0.45%	n/a	101,892	174,738	58,993
Global Low Duration	0.30%	0.30%	0.30%	0.25%	0.70%	0.53%	n/a	144,077	178,826	92,538
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	n/a	n/a	95,259	123,205	—
Emerging Markets
Bond	0.45%	0.45%	0.45%	0.45%	1.25%	n/a	0.69%	219,014	276,554	108,708
Emerging Markets Local
Bond	0.60%	0.60%	0.60%	0.60%	1.50%	0.99%	n/a	—	—	—
Emerging Markets
Corporate Bond	0.80%	0.80%	0.80%	0.80%	n/a	0.95%	0.85%	196,502	213,678	104,543
Equity Income	0.50%	0.50%	0.50%	0.30%	0.80%	n/a	0.65%	680,157	732,844	385,756

The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest, 12b-1 fees, and taxes) will not exceed the percentages indicated above (“Expense Guarantee”) of that Fund’s average daily net assets on an annualized basis. The adviser also voluntarily agreed to temporarily limit certain Funds’ total expenses (“Voluntary Expense Limit”), including advisory fees, to the percentages indicated above of that Fund’s average daily net assets on an annualized basis through February 28, 2022 (exclusive of interest and taxes).

Each Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of waiver or reimbursement).

The deferred expense subsidies represent the cumulative amount of expenses subsidized for the Funds through the end of the period. Such amount is not considered a liability of each respective Fund, and, therefore, is not recorded as liabilities in the Statements of Assets and Liabilities, but will be recognized as net expense in the Statements of Operations as expense previously deferred in future periods, if expense limits permit.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.15%.

Under a distribution agreement with the Funds, the Core Bond, Emerging Markets Bond and Equity Income Funds adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors receives fee monthly, computed on the average net assets of the Adviser class at an annualized rate of 0.25%. Payden & Rygel Distributors is not entitled to receive any fees from the Investor or SI classes of the Funds.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds.

The Funds may purchase securities from or sell securities to an affiliated fund or portfolio provided that the affiliation is due solely to having a common investment advisor, common officers or common trustees.

Indemnifications

Under the Group’s organizational documents, its trustees and officers are indemnified by the Funds against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. A Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently the Funds expect this risk of loss to be remote.

142   Payden Mutual Funds

4. Fair Value Measurement

Various inputs are used in determining the value of each investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 — quoted prices in active markets for identical investments, Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 — significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments). See Note 2 —Securities Valuation for a summary of the inputs used in valuing the Funds’ investments and other financial instruments.

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Cash Reserves Money Market
Repurchase Agreement	—	—	$110,000	—	—	—	$110,000
U.S. Government.	—	—	51,551	—	—	—	51,551
U.S. Treasury	—	—	177,929	—	—	—	177,929
Investment Company	$9,659	—	—	—	—	—	9,659

Limited Maturity
Asset Backed	—	—	571,916	—	—	—	571,916
Commercial Paper	—	—	242,391	—	—	—	242,391
Corporate Bond	—	—	1,029,035	—	—	—	1,029,035
Foreign Government	—	—	13,469	—	—	—	13,469
Mortgage Backed.	—	—	167,559	—	—	—	167,559
Municipal.	—	—	1,950	—	—	—	1,950
U.S. Government.	—	—	229,943	—	—	—	229,943
Investment Company	2,552	—	—	—	—	—	2,552
Investments Valued at NAV[1]	—	—	—	—	—	—	7,500

Low Duration
Asset Backed	—	—	380,824	—	—	—	380,824
Commercial Paper	—	—	16,000	—	—	—	16,000
Corporate Bond	—	—	579,446	—	—	—	579,446
Foreign Government	—	—	4,848	—	—	—	4,848
Mortgage Backed	—	—	289,081	—	—	—	289,081
Municipal	—	—	1,431	—	—	—	1,431
U.S. Government	—	—	408,943	—	—	—	408,943
Investment Company	4,215	—	—	—	—	—	4,215

U.S. Government
Asset Backed	—	—	1,083	—	—	—	1,083
Mortgage Backed	—	—	28,620	—	—	—	28,620
U.S. Government	—	—	1,810	—	—	—	1,810
Investment Company	143	—	—	—	—	—	143

Semi-Annual Report    143

Notes to Financial Statements continued

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
GNMA
Mortgage Backed	—	—	$152,277	—	—	—	$152,277
U.S. Government	—	—	4,198	—	—	—	4,198
Investment Company	$1,840	—	—	—	—	—	1,840

Core Bond
Asset Backed	—	—	111,042	—	—	—	111,042
Bank Loans	—	—	40,519	—	—	—	40,519
Commercial Paper	—	—	25,000	—	—	—	25,000
Corporate Bond	—	—	445,871	—	—	—	445,871
Foreign Government	—	—	33,775	—	—	—	33,775
Mortgage Backed	—	—	294,566	—	—	—	294,566
Municipal	—	—	25,189	—	—	—	25,189
U.S. Government	—	—	277,823	—	—	—	277,823
Investment Company	3,456	—	—	—	—	—	3,456

Corporate Bond
Asset Backed	—	—	4,912	—	—	—	4,912
Corporate Bond	—		419,365	—	—	—	419,365
Foreign Government	—	—	1,810	—	—	—	1,810
Mortgage Backed	—	—	5,668	—	—	—	5,668
Municipal	—	—	5,894	—	—	—	5,894
Investment Company	7,032	—	—	—	—	—	7,032

Strategic Income
Asset Backed	—	—	20,830	—	—	—	20,830
Bank Loans	—	—	6,485	—	—	—	6,485
Corporate Bond	—	—	85,485	—	—	—	85,485
Foreign Government	—	—	7,051	—	—	—	7,051
Mortgage Backed	—	—	13,493	—	—	—	13,493
Municipal	—	—	5,745	—	—	—	5,745
U.S. Government	—	—	37,217	—	—	—	37,217
Common Stock	7,364	—	—	—	—	—	7,364
Preferred Stock	93	—	—	—	—	—	93
Investment Company	2,632	—	—	—	—	—	2,632

144   Payden Mutual Funds

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Absolute Return Bond
Asset Backed	—	—	$253,656	—	—	—	$253,656
Bank Loans	—	—	17,673	—	—	—	17,673
Corporate Bond	—	—	310,287	—	—	—	310,287
Foreign Government	—	—	72,534	—	—	—	72,534
Mortgage Backed	—	—	249,514	—	—	—	249,514
Options Purchased	$25	—	—	—	—	—	25
U.S. Government	—	—	49,499	—	—	—	49,499
Investment Company	10,204	—	—	—	—	—	10,204

Floating Rate
Asset Backed	—	—	1,189	—	—	—	1,189
Bank Loans	—	—	74,139	—	—	—	74,139
Corporate Bond	—	—	7,558	—	—	—	7,558
Mortgage Backed	—	—	4,659	—	—	—	4,659
U.S. Government	—	—	15,000	—	—	—	15,000
Investment Company	12,647	—	—	—	—	—	12,647

High Income
Asset Backed	—	—	4,479	—	—	—	4,479
Bank Loans	—	—	21,770	—	—	—	21,770
Common Stock	6,949	—	—	—	—	—	6,949
Corporate Bond	—	—	595,053	—	—	—	595,053
Mortgage Backed	—	—	18,589	—	—	—	18,589
Investment Company	23,747	—	—	—	—	—	23,747

California Municipal Social Impact
Corporate Bond	—	—	1,559	—	—	—	1,559
Municipal	—	—	64,996	—	—	—	64,996
U.S. Government	—	—	4,869	—	—	—	4,869

Global Low Duration
Asset Backed	—	—	18,502	—	—	—	18,502
Corporate Bond	—	—	38,400	—	—	—	38,400
Foreign Government	—	—	1,188	—	—	—	1,188
Mortgage Backed	—	—	10,096	—	—	—	10,096
Municipal	—	—	91	—	—	—	91
U.S. Government	—	—	18,691	—	—	—	18,691
Investment Company	114	—	—	—	—	—	114

Semi-Annual Report    145

Notes to Financial Statements continued

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Global Fixed Income
Asset Backed	—	—	$31,286	—	—	—	$31,286
Bank Loans	—	—	5,056	—	—	—	5,056
Corporate Bond	—	—	79,712	—	—	—	79,712
Foreign Government	—	—	100,979	—	—	—	100,979
Mortgage Backed	—	—	25,122	—	—	—	25,122
U.S. Government	—	—	27,152	—	—	—	27,152
Investment Company	$1,743	—	—	—	—	—	1,743
Investments Valued at NAV[1]	—	—	—	—	—	—	1,451

Emerging Markets Bond
Corporate Bond	—	—	308,235	—	—	—	308,235
Foreign Government	—	—	671,833	—	—	—	671,833
Investment Company	4,799	—	—	—	—	—	4,799

Emerging Markets Local Bond
Corporate Bond	—	—	17,106	—	—	—	17,106
Foreign Government	—	—	60,353	—	—	—	60,353
Investment Company	1,720	—	—	—	—	—	1,720

Emerging Markets Corporate Bond
Bank Loans	—	—	1,522	—	—	—	1,522
Corporate Bond	—	—	46,929	—	—	—	46,929
Foreign Government	—	—	1,270	—	—	—	1,270
Mortgage Backed	—	—	1,293	—	—	—	1,293
Investment Company	5,836	—	—	—	—	—	5,836

Equity Income
Corporate Bond	—	—	9,545	—	—	—	9,545
Common Stock	1,556,845	—	—	—	—	—	1,556,845
Preferred Stock	3,251	—	—	—	—	—	3,251
Real Estate Investment Trust	128,405	—	—	—	—	—	128,405
Investment Company	38,144	—	—	—	—	—	38,144

1	As of April 30, 2021, certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

146   Payden Mutual Funds

	Other Financial Instruments [1]
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)

Limited Maturity
Forward currency contracts	—	—	$62	$(2,209)	—	—	$(2,147)
Futures	—	$(6)	—	—	—	—	(6)

Low Duration
Forward currency contracts	—	—	15	(522)	—	—	(507)
Futures	$1,015	(219)	—	—	—	—	796
Swaps	—	—	—	(3)	—	—	(3)

U.S Government
Futures	3	—	—	—	—	—	3

GNMA
Futures	—	(15)	—	—	—	—	(15)

Core Bond
Forward currency contracts	—	—	129	(932)	—	—	(803)
Futures	1,758	(1,163)	—	—	—	—	595

Corporate Bond
Futures	598	(374)	—	—	—	—	224
Swaps	—	—	155	—	—	—	155

Strategic Income
Forward currency contracts	—	—	20	(163)	—	—	(143)
Futures	14	—	—	—	—	—	14
Swaps	—	—	60	—	—	—	60

Absolute Return
Forward currency contracts	—	—	27	(1,081)	—	—	(1,054)
Futures	759	—	—	—	—	—	759
Swaps	—	—	122	(18)	—	—	104

Floating Rate
Forward currency contracts	—	—	—	(14)	—	—	(14)

High Income
Forward currency contracts	—	—	—	(150)	—	—	(150)
Swaps	—	—	1,177	(65)	—	—	1,112

Semi-Annual Report    147

Notes to Financial Statements continued

	Other Financial Instruments [1]
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Global Low Duration
Forward currency contracts	—	—	$5	$(73)	—	—	$(68)
Futures	$95	$(18)	—	—	—	—	77

Global Fixed Income
Forward currency contracts	—	—	493	(2,156)	—	—	(1,663)
Futures	215	(159)	—	—	—	—	56
Swaps	—	—	139	(178)	—	—	(39)

Emerging Markets Bond
Forward currency contracts	—	—	975	(1,519)	—	—	(544)
Swaps	—	—	25	(38)	—	—	(13)

Emerging Markets Local Bond
Forward currency contracts	—	—	392	(721)	—	—	(329)
Swaps	—	—	3	—	—	—	3

Emerging Markets Corporate Bond
Forward currency contracts	—	—	19	(6)	—	—	13
Futures	23	—	—	—	—	—	23
Swaps	—	—	—	(15)	—	—	(15)

Equity Income
Forward currency contracts	—	—	433	(977)	—	—	(544)

1

Other financial instruments are swaps, futures contracts and forward currency contracts. Swaps, futures contracts and forward currency contracts are valued at the unrealized appreciation/depreciation on the instrument.

5. Federal Tax Information (amounts in 000s)

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to distributable earnings and paid-in capital, as appropriate, in the period that the differences arise.

At October 31, 2020, the following Funds had available for Federal income tax purposes unused capital losses as follows (000’s):

Total
Limited Maturity	$313
U.S. Government	7,452
GNMA	38,123
Absolute Return	7,381
Floating Rate	4,463
High Income	29,204
Emerging Markets Bond	24,098
Emerging Markets Local Bond	20,624
Emerging Markets Corporate Bond	47

148   Payden Mutual Funds

At April 30, 2021, net unrealized appreciation (depreciation) on investments for Federal income tax purposes is as follows (000’s):

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Cash Reserves Money Market	$349,139	—	—	—
Limited Maturity	2,257,523	$9,223	$(2,881)	$6,342
Low Duration	1,675,978	11,762	(2,666)	9,096
U.S. Government	31,540	880	(761)	119
GNMA	156,397	3,682	(1,779)	1,903
Core Bond	1,246,305	29,539	(20,297)	9,242
Corporate Bond	428,539	22,096	(4,806)	38,995
Strategic Income	182,506	5,063	(1,259)	3,804
Absolute Return Bond	953,154	14,367	(4,325)	10,042
Floating Rate	114,598	1,132	(552)	580
High Income	643,328	31,971	(3,731)	28,240
California Municipal Income	68,980	3,009	(565)	2,444
Global Low Duration	86,350	1,192	(451)	741
Global Fixed Income	273,305	4,259	(6,741)	(2,482)
Emerging Markets Bond	1,023,873	41,142	(80,914)	(39,772)
Emerging Markets Local Bond	86,639	1,758	(9,657)	(7,899)
Emerging Markets Corporate Bond	55,830	2,224	(1,132)	1,092
Equity Income	1,404,660	334,189	(3,177)	331,012

6. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and have determined that no other events have occurred that require disclosure.

Semi-Annual Report    149

Financial Highlights

For the share outstanding for the periods ended April 30, 2021 (Unaudited) and October 31st

	Payden Cash Reserves Money Market Fund
	2021		2020		2019		2018	2017
Net asset value — beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00

Income from investment activities:
Net investment income	0.00	(1)	0.01		0.02		0.01	0.01
Net realized and unrealized gains (losses)	0.00	(1)	0.00	(1)	0.00		0.00	0.00

Total from investment activities	—		0.01		0.02		0.01	0.01

Distributions to shareholders:
From net investment income	(0.00	)(1)	(0.01)		(0.02)		(0.01)	(0.01)
From net realized gains	—		(0.00	)(1)	(0.00	)(1)	—	—

Total distributions to shareholders	(0.00	)(1)	(0.01)		(0.02)		(0.01)	(0.01)

Net asset value — end of period	$1.00		$1.00		$1.00		$1.00	$1.00

Total return	0.01	%(2)	0.57%		2.10%		1.43%	0.53%

Ratios/supplemental data:
Net assets, end of period (000s)	$349,399		$351,597		$274,957		$329,996	$447,563
Ratio of gross expense to average net assets	0.39	%(3)	0.39%		0.38%		0.38%	0.38%
Ratio of net expense to average net assets	0.08	%(3)	0.23%		0.25%		0.25%	0.25%
Ratio of investment income less gross expenses to average net assets	(0.29	)%(3)	0.35%		1.94%		1.26%	0.40%
Ratio of net investment income to average net assets	0.01	%(3)	0.51%		2.07%		1.39%	0.52%
Portfolio turnover rate	n/a		n/a		n/a		n/a	n/a

The Fund commenced operations on December 17, 1997.

	Payden Limited Maturity Fund
	2021		2020		2019		2018	2017
Net asset value — beginning of period	$9.50		$9.49		$9.46		$9.48	$9.46

Income (loss) from investment activities:
Net investment income	0.04		0.15		0.25		0.20	0.12
Net realized and unrealized gains (losses)	0.03		0.01		0.03		(0.02)	0.02

Total from investment activities	0.07		0.16		0.28		0.18	0.14

Distributions to shareholders:
From net investment income	(0.04)		(0.15)		(0.25)		(0.20)	(0.08)
From net realized gains.	—		(0.00	)(1)	(0.00	)(1)	—	—
Return of capital	—		—		—		—	(0.04)

Total distributions to shareholders	(0.04)		(0.15)		(0.25)		(0.20)	(0.12)

Net asset value — end of period	$9.53		$9.50		$9.49		$9.46	$9.48

Total return	0.70	%(2)	1.75%		2.99%		1.92%	1.52%

Ratios/supplemental data:
Net assets, end of period (000s)	$2,217,118		$1,219,514		$783,645		$784,821	$707,930
Ratio of gross expense to average net assets	0.50	%(3)	0.54%		0.55%		0.55%	0.56%
Ratio of net expense to average net assets	0.25	%(3)	0.25%		0.25%		0.25%	0.25%
Ratio of investment income less gross expenses to average net assets	0.50	%(3)	1.24%		2.29%		1.82%	1.06%
Ratio of net investment income to average net assets	0.74	%(3)	1.53%		2.59%		2.12%	1.37%
Portfolio turnover rate	32	%(2)	63%		74%		72%	51%

The Fund commenced operations on April 29, 1994.

(1)	Amount is less than $0.005.
(2)	Not annualized.
(3)	Annualized.

See notes to financial statements.

150   Payden Mutual Funds

	Payden Low Duration Fund
	2021		2020	2019		2018		2017
Net asset value — beginning of period	$10.22		$10.10	$9.91		$10.09		$10.10

Income (loss) from investment activities:
Net investment income	0.14		0.18	0.24		0.22		0.16
Net realized and unrealized gains (losses)	0.06		0.12	0.19		(0.18)		(0.02)

Total from investment activities	0.20		0.30	0.43		0.04		0.14

Distributions to shareholders:
From net investment income	(0.15)		(0.18)	(0.24)		(0.22)		(0.12)
From net realized gains	(0.09)		—	—		—		—
Return of capital	—		—	(0.00	)(1)	(0.00	)(1)	(0.03)

Total distributions to shareholders	(0.24)		(0.18)	(0.24)		(0.22)		(0.15)

Net asset value — end of period	$10.18		$10.22	$10.10		$9.91		$10.09

Total return	1.03	%(2)	3.00%	4.39%		0.39%		1.37%

Ratios/supplemental data:
Net assets, end of period (000s)	$1,675,113		$1,532,982	$1,523,037		$1,212,308		$1,061,436
Ratio of gross expense to average net assets	0.53	%(3)	0.53%	0.54%		0.54%		0.54%
Ratio of net expense to average net assets	0.43	%(3)	0.43%	0.43%		0.43%		0.44%
Ratio of investment income less gross expenses to average net assets	0.85	%(3)	1.64%	2.27%		2.06%		1.44%
Ratio of net investment income to average net assets	0.95	%(3)	1.74%	2.38%		2.17%		1.55%
Portfolio turnover rate	78	%(2)	211%	166%		85%		118%
The Fund commenced operations on December 31, 1993.
(1) Amount is less than $0.005. (2) Not annualized. (3) Annualized.

	Payden U.S. Government Fund
	2021		2020	2019		2018		2017
Net asset value — beginning of period	$10.54		$10.35	$10.11		$10.42		$10.61

Income (loss) from investment activities:
Net investment income(1)	0.07		0.19	0.24		0.15		0.11
Net realized and unrealized gains (losses)	(0.04)		0.25	0.30		(0.24)		(0.13)

Total from investment activities	0.03		0.44	0.54		(0.09)		(0.02)

Distributions to shareholders:
From net investment income	(0.11)		(0.25)	(0.30)		(0.22)		(0.17)

Total distributions to shareholders	—		(0.25)	(0.30)		(0.22)		(0.17)

Net asset value — end of period	$10.46		$10.54	$10.35		$10.11		$10.42

Total return	0.27	%(2)	4.26%	5.36%		(0.86)%		(0.16)%

Ratios/supplemental data:
Net assets, end of period (000s)	$31,963		$47,360	$39,301		$37,678		$135,454
Ratio of gross expense to average net assets	0.71	%(3)	0.73%	0.73%		0.62%		0.56%
Ratio of net expense to average net assets	0.43	%(3)	0.43%	0.43%		0.41%		0.45%
Ratio of investment income less gross expenses to average net assets	1.02	%(3)	1.51%	2.00%		1.28%		0.89%
Ratio of net investment income to average net assets	1.30	%(3)	1.81%	2.30%		1.49%		1.00%
Portfolio turnover rate	9	%(2)	48%	49%		28%		27%

The Fund commenced operations on January 3, 1995.

(1)	Based on average shares outstanding.
(2)	Not annualized.
(3)	Annualized.

See notes to financial statements.

Semi-Annual Report    151

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2021 (Unaudited) and October 31st

	Payden GNMA Fund
	2021		2020	2019	2018		2017
Net asset value — beginning of period	$9.47		$9.42	$8.97	$9.49		$9.80

Income (loss) from investment activities:
Net investment income	0.03		0.18	0.20	0.16		0.14
Net realized and unrealized gains (losses)	(0.03)		0.15	0.56	(0.38)		(0.15)

Total from investment activities	—		0.33	0.76	(0.22)		(0.01)

Distributions to shareholders:
From net investment income	(0.12)		(0.28)	(0.31)	(0.30)		(0.30)

Net asset value — end of period	$9.35		$9.47	$9.42	$8.97		$9.49

Total return	0.03	%(1)	3.52%	8.63%	(2.34)%		(0.12)%

Ratios/supplemental data:
Net assets, end of period (000s)	$111,654		$122,509	$132,455	$159,393		$235,225
Ratio of gross expense to average net assets	0.71	%(2)	0.71%	0.69%	0.68%		0.69%
Ratio of net expense to average net assets	0.48	%(2)	0.50%	0.50%	0.50%		0.50%
Ratio of investment income less gross expenses to average net assets	1.18	%(2)	1.92%	2.51%	1.74%		1.27%
Ratio of net investment income to average net assets	1.40	%(2)	2.13%	2.70%	1.93%		1.46%
Portfolio turnover rate	14	%(1)	25%	18%	20%		17%
The Fund commenced operations on August 27, 1999.
	Payden Core Bond Fund - Adviser Class
	2021		2020	2019	2018		2017
Net asset value — beginning of period	$11.10		$10.87	$10.17	$10.70		$10.83

Income (loss) from investment activities:
Net investment income	0.09	(3)	0.24 (3)	0.30 (3)	0.28	(3)	0.27 (3)
Net realized and unrealized gains (losses)	0.06		0.25	0.72	(0.50)		0.00 (4)

Total from investment activities	0.15		0.49	1.02	(0.22)		0.27

Distributions to shareholders:
From net investment income	(0.28)		(0.26)	(0.30)	(0.31)		(0.32)
From net realized gains	(0.17)		—	—	—		(0.08)
Return of capital	—		—	(0.02)	(0.00	)(4)	—

Total distributions to shareholders	(0.45)		(0.26)	(0.32)	(0.31)		(0.40)

Net asset value — end of period	$10.80		$11.10	$10.87	$10.17		$10.70

Total return	(0.23	)%(1)	4.52%	10.13%	(2.12)%		2.60%

Ratios/supplemental data:
Net assets, end of period (000s)	$48,574		$45,755	$38,979	$29,799		$25,993
Ratio of gross expense to average net assets	0.78	%(2)	0.79%	0.78%	0.78%		0.78%
Ratio of net expense to average net assets	0.78	%(2)	0.78%	0.78%	0.78%		0.78%
Ratio of investment income less gross expenses to average net assets	1.58	%(2)	2.14%	2.83%	2.71%		2.55%
Ratio of net investment income to average net assets	1.57	%(2)	2.15%	2.83%	2.71%		2.55%
Portfolio turnover rate	55	%(1)	125%	86%	67%		87%

The Class commenced operations on November 2, 2009.

(1) Not annualized.

(2) Annualized.

(3) Based on average shares outstanding.

(4) Amount is less than $0.005.

See notes to financial statements.

152   Payden Mutual Funds

	Payden Core Bond Fund - Investor Class
	2021		2020	2019	2018		2017
Net asset value — beginning of period	$11.13		$10.90	$10.20	$10.73		$10.85

Income (loss) from investment activities:
Net investment income	0.10	(1)	0.26 (1)	0.33 (1)	0.31	(1)	0.30 (1)
Net realized and unrealized gains (losses)	0.06		0.25	0.71	(0.51)		0.00 (2)

Total from investment activities	0.16		0.51	1.04	(0.20)		0.30

Distributions to shareholders:
From net investment income	(0.29)		(0.28)	(0.32)	(0.33)		(0.34)
From net realized gains	(0.17)		—	—	—		(0.08)
Return of capital	—		—	(0.02)	(0.00	)(2)	—

Total distributions to shareholders	(0.46)		(0.28)	(0.34)	(0.33)		(0.42)

Net asset value — end of period	$10.83		$11.13	$10.90	$10.20		$10.73

Total return	(0.11	)%(3)	4.76%	10.36%	(1.88)%		2.94%

Ratios/supplemental data:
Net assets, end of period (000s)	$351,594		$589,061	$695,683	$604,289		$719,847
Ratio of gross expense to average net assets	0.53	%(4)	0.54%	0.53%	0.53%		0.53%
Ratio of net expense to average net assets	0.53	%(4)	0.53%	0.53%	0.53%		0.53%
Ratio of investment income less gross expenses to average net assets	1.80	%(4)	2.40%	3.10%	2.95%		2.80%
Ratio of net investment income to average net assets	1.79	%(4)	2.40%	3.10%	2.95%		2.80%
Portfolio turnover rate	55	%(3)	125%	86%	67%		87%
The Fund commenced operations on December 31, 1993.
	Payden Core Bond Fund — SI Class
	2021		2020	2019	2018
Net asset value — beginning of period	$11.12		$10.89	$10.19	$10.66

Income (loss) from investment activities:
Net investment income	0.11	(1)	0.27 (1)	0.34 (1)	0.25	(1)
Net realized and unrealized gains (losses)	0.06		0.25	0.71	(0.43)

Total from investment activities	0.17		0.52	1.05	(0.18)

Distributions to shareholders:
From net investment income	(0.30)		(0.29)	(0.33)	(0.29)
From net realized gains	(0.17)		—	—	—
Return of capital	—		—	(0.02)	(0.00	)(2)

Total distributions to shareholders	(0.47)		(0.29)	(0.35)	(0.29)

Net asset value — end of period	$10.82		$11.12	$10.89	$10.19

Total return	(0.05	)%(3)	4.88%	10.49%	(1.75	)%(3)

Ratios/supplemental data:
Net assets, end of period (000s)	$783,733		$758,985	$323,935	$296,239
Ratio of gross expense to average net assets	0.51	%(4)	0.54%	0.54%	0.53	%(4)
Ratio of net expense to average net assets	0.42	%(4)	0.42%	0.54%	0.42	%(4)
Ratio of investment income less gross expenses to average net assets	1.83	%(4)	2.37%	3.10%	3.03	%(4)
Ratio of net investment income to average net assets	1.92	%(4)	2.48%	3.21%	3.14	%(4)
Portfolio turnover rate	55	%(3)	125%	86%	67%

The Class commenced operations on January 22, 2018.

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.

See notes to financial statements.

Semi-Annual Report    153

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2021 (Unaudited) and October 31st

	Payden Corporate Bond Fund
	2021		2020	2019	2018		2017
Net asset value — beginning of period	$12.04		$11.73	$10.63	$11.38		$11.37

Income (loss) from investment activities:
Net investment income	0.31		0.34	0.38	0.39		0.38
Net realized and unrealized gains (losses)	(0.10)		0.31	1.10	(0.68)		0.25

Total from investment activities	0.21		0.65	1.48	(0.29)		0.63

Distributions to shareholders:
From net investment income	(0.31)		(0.33)	(0.38)	(0.39)		(0.38)
From net realized gains	(0.16)		(0.01)	—	(0.07)		(0.24)

Total distributions to shareholders	(0.47)		(0.34)	(0.38)	(0.46)		(0.62)

Net asset value — end of period	$11.78		$12.04	$11.73	$10.63		$11.38

Total return	0.40	%(1)	5.65%	14.20%	(2.61)%		5.83%

Ratios/supplemental data:
Net assets, end of period (000s)	$446,234		$479,951	$463,203	$298,708		$207,305
Ratio of gross expense to average net assets	0.65	%(2)	0.66%	0.66%	0.72%		0.70%
Ratio of net expense to average net assets	0.65	%(2)	0.65%	0.65%	0.65%		0.65%
Ratio of investment income less gross expenses to average net assets	2.50	%(2)	2.82%	3.43%	3.52%		3.32%
Ratio of net investment income to average net assets	2.50	%(2)	2.83%	3.43%	3.59%		3.37%
Portfolio turnover rate	32	%(1)	58%	49%	85%		93%
The Fund commenced operations on March 12, 2009.
	Payden Strategic Income Fund - Investor Class
	2021		2020	2019	2018		2017
Net asset value — beginning of period	$10.28		$10.21	$9.77	$10.11		$10.12

Income (loss) from investment activities:
Net investment income	0.14		0.29	0.33	0.31		0.28
Net realized and unrealized gains (losses)	0.20		0.08	0.45	(0.34)		0.02

Total from investment activities	0.34		0.37	0.78	(0.03)		0.30

Distributions to shareholders:
From net investment income	(0.14)		(0.30)	(0.32)	(0.31)		(0.30)
From net realized gains	(0.01)		—	—	—		(0.01)
Return of capital	—		—	(0.02)	(0.00	)(3)	(0.00	)(3)

Total distributions to shareholders	(0.15)		(0.30)	(0.34)	(0.31)		(0.31)

Net asset value — end of period	$10.47		$10.28	$10.21	$9.77		$10.11

Total return	3.23	%(1)	3.74%	8.09%	(0.33)%		3.09%

Ratios/supplemental data:
Net assets, end of period (000s)	$123,326		$84,881	$115,545	$146,823		$135,024
Ratio of gross expense to average net assets	0.86	%(2)	0.88%	0.87%	0.85%		0.86%
Ratio of net expense to average net assets	0.68	%(2)	0.70%	0.70%	0.72%		0.77%
Ratio of investment income less gross expenses to average net assets	2.51	%(2)	2.68%	3.14%	2.90%		2.60%
Ratio of net investment income to average net assets	2.69	%(2)	2.86%	3.30%	3.04%		2.70%
Portfolio turnover rate	43	%(1)	65%	72%	66%		78%

The Fund commenced operations on May 8, 2014.

(1) Not annualized.

(2) Annualized.

(3) Amount is less than $0.005.

See notes to financial statements.

154   Payden Mutual Funds

	Payden Strategic Income Fund -SI Class
	2021		2020	2019	2018		2017
Net asset value — beginning of period	$10.27		$10.20	$9.77	$10.11		$10.12

Income (loss) from investment activities:
Net investment income	0.15		0.31	0.35	0.32		0.27
Net realized and unrealized gains (losses)	0.21		0.08	0.43	(0.34)		0.04

Total from investment activities	0.36		0.39	0.78	(0.02)		0.31

Distributions to shareholders:
From net investment income	(0.15)		(0.32)	(0.33)	(0.32)		(0.31)
From net realized gains	(0.01)		—	—	—		(0.01)
Return of capital	—		—	(0.02)	(0.00	)(1)	(0.00	)(1)

Total distributions to shareholders	(0.16)		(0.32)	(0.35)	(0.32)		(0.32)

Net asset value — end of period	$10.47		$10.27	$10.20	$9.77		$10.11

Total return	3.40	%(2)	3.90%	8.14%	(0.20)%		3.21%

Ratios/supplemental data:
Net assets, end of period (000s)	$60,010		$49,334	$49,088	$58,071		$90,619
Ratio of gross expense to average net assets	0.86	%(3)	0.88%	0.87%	0.85%		0.85%
Ratio of net expense to average net assets	0.55	%(3)	0.55%	0.55%	0.59%		0.65%
Ratio of investment income less gross expenses to average net assets	2.54	%(3)	2.67%	3.13%	2.86%		2.59%
Ratio of net investment income to average net assets	2.85	%(3)	3.00%	3.45%	3.11%		2.79%
Portfolio turnover rate	43	%(2)	65%	72%	66%		78%
The Fund commenced operations on May 8, 2014.

	Payden Absolute Return Bond Fund - Investor Class
	2021		2020	2019	2018		2017
Net asset value — beginning of period	$9.92		$10.06	$9.93	$10.09		$9.99

Income (loss) from investment activities:
Net investment income	0.10		0.25	0.32	0.28		0.25
Net realized and unrealized gains (losses)	0.18		(0.13)	0.16	(0.14)		0.09

Total from investment activities	0.28		0.12	0.48	0.14		0.34

Distributions to shareholders:
From net investment income	(0.12)		(0.26)	(0.35)	(0.30)		(0.24)

Net asset value — end of period	$10.08		$9.92	$10.06	$9.93		$10.09

Total return	2.79	%(2)	1.23%	4.93%	1.40%		3.42%

Ratios/supplemental data:
Net assets, end of period (000s)	$136,738		$132,299	$124,347	$105,026		$86,883
Ratio of gross expense to average net assets	0.73	%(3)	0.74%	0.75%	0.84%		0.89%
Ratio of net expense to average net assets	0.70	%(3)	0.70%	0.70%	0.70%		0.70%
Ratio of investment income less gross expenses to average net assets	1.95	%(3)	2.44%	3.21%	2.63%		2.27%
Ratio of net investment income to average net assets	1.97	%(3)	2.48%	3.26%	2.77%		2.46%
Portfolio turnover rate	42	%(2)	67%	82%	145%		112%

The Fund commenced operations on November 6, 2014.

(1) Amount is less than $0.005.

(2) Not annualized.

(3) Annualized.

See notes to financial statements.

Semi-Annual Report    155

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2021 (Unaudited) and October 31st

	Payden Absolute Return Bond Fund - SI Class
	2021		2020	2019		2018	2017
Net asset value — beginning of period	$9.93		$10.07	$9.93		$10.09	$10.00

Income (loss) from investment activities:
Net investment income	0.11		0.27	0.37		0.26	0.25
Net realized and unrealized gains (losses)	0.18		(0.13)	0.15		(0.11)	0.09

Total from investment activities	0.29		0.14	0.52		0.15	0.34

Distributions to shareholders:
From net investment income	(0.13)		(0.28)	(0.38)		(0.31)	(0.25)

Net asset value — end of period	$10.09		$9.93	$10.07		$9.93	$10.09

Total return	2.90	%(1)	1.45%	5.30%		1.55%	3.47%

Ratios/supplemental data:
Net assets, end of period (000s)	$812,909		$686,397	$514,279		$34,229	$17,050
Ratio of gross expense to average net assets	0.73	%(2)	0.74%	0.74%		0.84%	0.90%
Ratio of net expense to average net assets	0.47	%(2)	0.47%	0.47%		0.55%	0.55%
Ratio of investment income less gross expenses to average net assets	1.94	%(2)	2.44%	3.13%		2.67%	2.27%
Ratio of net investment income to average net assets	2.20	%(2)	2.71%	3.40%		2.96%	2.61%
Portfolio turnover rate	42	%(1)	67%	82%		145%	112%
The Fund commenced operations on November 6, 2014.

	Payden Floating Rate Fund - Investor Class
	2021		2020	2019		2018	2017
Net asset value — beginning of period	$9.51		$9.89	$9.93		$10.00	$9.99

Income from investment activities:
Net investment income	0.15		0.33	0.48		0.39	0.34
Net realized and unrealized gains (losses)	0.37		(0.38)	(0.06)		(0.08)	0.01

Total from investment activities	0.52		(0.05)	0.42		0.31	0.35

Distributions to shareholders:
From net investment income	(0.15)		(0.33)	(0.46)		(0.38)	(0.34)

Return of capital	—		—	(0.00	)(3)	—	—

Total distributions to shareholders	(0.15)		(0.33)	(0.46)		(0.38)	(0.34)

Net asset value — end of period	$9.88		$9.51	$9.89		$9.93	$10.00

Total return	5.47	%(1)	(0.41)%	4.33%		3.15%	3.51%

Ratios/supplemental data:
Net assets, end of period (000s)	$20,336		$19,569	$21,962		$51,467	$63,804
Ratio of gross expense to average net assets	0.98	%(2)	0.97%	0.89%		0.85%	0.83%
Ratio of net expense to average net assets	0.73	%(2)	0.75%	0.75%		0.75%	0.75%
Ratio of investment income less gross expenses to average net assets	2.90	%(2)	3.22%	4.22%		3.65%	3.25%
Ratio of net investment income to average net assets	3.15	%(2)	3.44%	4.36%		3.75%	3.34%
Portfolio turnover rate	33	%(1)	53%	29%		91%	107%
The Fund commenced operations on November 11, 2013.

(1)  Not annualized.

(2)  Annualized.

(3)  Amount is less than $0.005.

See notes to financial statements.

156   Payden Mutual Funds

	Payden Floating Rate Fund -SI Class
	2021		2020	2019		2018	2017
Net asset value — beginning of period	$9.51		$9.90	$9.94		$10.01	$10.00

Income from investment activities:
Net investment income	0.16		0.33	0.44		0.39	0.35
Net realized and unrealized gains (losses)	0.37		(0.38)	(0.01)		(0.07)	0.01

Total from investment activities	0.53		(0.05)	0.43		0.32	0.36

Distributions to shareholders:
From net investment income	(0.15)		(0.34)	(0.47)		(0.39)	(0.35)
Return of capital	—		—	(0.00	)(1)	—	—

Total distributions to shareholders	(0.15)		(0.34)	(0.47)		(0.39)	(0.35)

Net asset value — end of period	$9.89		$9.51	$9.90		$9.94	$10.01

Total return	5.64	%(2)	(0.41)%	4.48%		3.25%	3.73%

Ratios/supplemental data:
Net assets, end of period (000s)	$71,041		$47,606	$54,924		$104,837	$128,586
Ratio of gross expense to average net assets	0.98	%(3)	0.97%	0.89%		0.85%	0.83%
Ratio of net expense to average net assets	0.63	%(3)	0.65%	0.65%		0.65%	0.65%
Ratio of investment income less gross expenses to average net assets	2.89	%(3)	3.23%	4.23%		3.66%	3.25%
Ratio of net investment income to average net assets	3.24	%(3)	3.55%	4.48%		3.86%	3.43%
Portfolio turnover rate	33	%(2)	53%	29%		91%	107%
The Fund commenced operations on November 11, 2013.

	Payden High Income Fund
	2021		2020	2019		2018	2017
Net asset value — beginning of period	$6.45		$6.53	$6.25		$6.59	$6.46

Income (loss) from investment activities:
Net investment income	0.16		0.34	0.35		0.35	0.34
Net realized and unrealized gains (losses)	0.37		(0.08)	0.28		(0.34)	0.14

Total from investment activities	0.53		0.26	0.63		0.01	0.48

Distributions to shareholders:
From net investment income	(0.16)		(0.34)	(0.35)		(0.35)	(0.35)
From net realized gains	—		—	—		—	(0.00	)(1)

Total distributions to shareholders	(0.16)		(0.34)	(0.35)		(0.35)	(0.35)

Net asset value — end of period	$6.82		$6.45	$6.53		$6.25	$6.59

Total return	8.34	%(2)	4.23%	10.37%		0.16%	7.60%

Ratios/supplemental data:
Net assets, end of period (000s)	$656,255		$525,196	$440,406		$449,939	$533,635
Ratio of gross expense to average net assets	0.59	%(3)	0.62%	0.62%		0.62%	0.65%
Ratio of net expense to average net assets	0.59	%(3)	0.62%	0.62%		0.62%	0.65%
Ratio of investment income less gross expenses to average net assets	4.86	%(3)	5.28%	5.41%		5.36%	5.14%
Ratio of net investment income to average net assets	4.86	%(3)	5.28%	5.41%		5.36%	5.14%
Portfolio turnover rate	35	%(2)	124%	74%		62%	67%
The Fund commenced operations on December 30, 1997.

(1)  Amount is less than $0.005.

(2)  Not annualized.

(3)  Annualized.

See notes to financial statements.

Semi-Annual Report    157

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2021 (Unaudited) and October 31st

	Payden California Municipal Social Impact Fund
	2021		2020		2019		2018		2017
Net asset value — beginning of period	$10.58		$10.62		$9.98		$10.28		$10.41

Income (loss) from investment activities:
Net investment income	0.27		0.22		0.26		0.22		0.19
Net realized and unrealized gains (losses)	0.13		0.18		0.65		(0.26)		0.03

Total from investment activities	0.40		0.40		0.91		(0.04)		0.22

Distributions to shareholders:
From net investment income	(0.27)		(0.22)		(0.26)		(0.22)		(0.19)
From net realized gains	(0.18)		(0.22)		(0.01)		(0.04)		(0.16)

Total distributions to shareholders	(0.45)		(0.44)		(0.27)		(0.26)		(0.35)

Net asset value — end of period	$10.53		$10.58		$10.62		$9.98		$10.28

Total return	2.07	%(1)	3.90%		9.22%		(0.39)%		2.28%

Ratios/supplemental data:
Net assets, end of period (000s)	$71,262		$64,088		$61,866		$57,140		$57,645
Ratio of gross expense to average net assets	0.68	%(2)	0.81%		0.70%		0.68%		0.70%
Ratio of net expense to average net assets	0.50	%(2)	0.53%		0.53%		0.53%		0.54%
Ratio of investment income less gross expenses to average net assets	1.50	%(2)	1.80%		2.29%		2.05%		1.72%
Ratio of net investment income to average net assets	1.67	%(2)	2.08%		2.46%		2.20%		1.89%
Portfolio turnover rate	61	%(1)	209%		132%		161%		157%
The Fund commenced operations on December 17, 1998.

	Payden Global Low Duration Fund
	2021		2020		2019		2018		2017
Net asset value — beginning of period	$10.10		$10.04		$9.87		$10.06		$10.05

Income (loss) from investment activities:
Net investment income	0.07		0.19		0.28		0.23		0.17
Net realized and unrealized gains (losses)	0.06		0.07		0.17		(0.19)		(0.00	)(3)

Total from investment activities	0.13		0.26		0.45		0.04		0.17

Distributions to shareholders:
From net investment income	(0.06)		(0.20)		(0.28)		(0.23)		(0.08)
Return of capital	—		(0.00	)(3)	(0.00	)(3)	(0.00	)(3)	(0.08)

Total distributions to shareholders	(0.06)		(0.20)		(0.28)		(0.23)		(0.16)

Net asset value — end of period	$10.17		$10.10		$10.04		$9.87		$10.06

Total return	1.33	%(1)	2.63%		4.61%		0.42%		1.66%

Ratios/supplemental data:
Net assets, end of period (000s)	$87,318		$91,311		$91,028		$93,737		$113,405
Ratio of gross expense to average net assets	0.74	%(2)	0.72%		0.69%		0.67%		0.66%
Ratio of net expense to average net assets	0.53	%(2)	0.53%		0.53%		0.53%		0.54%
Ratio of investment income less gross expenses to average net assets	1.02	%(2)	1.76%		2.63%		2.13%		1.49%
Ratio of net investment income to average net assets	1.23	%(2)	1.95%		2.78%		2.28%		1.61%
Portfolio turnover rate	102	%(1)	197%		107%		55%		108%
The Fund commenced operations on September 18, 1996.

(1)  Not annualized.

(2)  Annualized.

(3)  Amount is less than $0.005.

See notes to financial statements.

158   Payden Mutual Funds

	Payden Global Fixed Income Fund
	2021		2020	2019	2018	2017
Net asset value — beginning of period	$9.33		$9.24	$8.89	$9.11	$9.04

Income (loss) from investment activities:
Net investment income	0.25		0.23	0.19	0.16	0.14
Net realized and unrealized gains (losses)	(0.15)		0.12	0.63	(0.19)	0.08

Total from investment activities	0.10		0.35	0.82	(0.03)	0.22

Distributions to shareholders:
From net investment income	(0.17)		(0.26)	(0.47)	(0.19)	(0.15)
From net realized gains	(0.08)		—	—	—	—

Total distributions to shareholders	(0.25)		(0.26)	(0.47)	(0.19)	(0.15)

Net asset value — end of period	$9.18		$9.33	$9.24	$8.89	$9.11

Total return	0.16	%(1)	3.87%	9.56%	(0.39)%	2.48%

Ratios/supplemental data:
Net assets, end of period (000s)	$266,612		$180,074	$138,387	$129,003	$124,647
Ratio of gross expense to average net assets	0.70	%(2)	0.78%	0.78%	0.76%	0.78%
Ratio of net expense to average net assets	0.70	%(2)	0.70%	0.70%	0.69%	0.65%
Ratio of investment income less gross expenses to average net assets	1.15	%(2)	1.43%	1.81%	1.70%	1.48%
Ratio of net investment income to average net assets	1.12	%(2)	1.51%	1.88%	1.78%	1.60%
Portfolio turnover rate	31	%(1)	88%	67%	49%	58%
The Fund commenced operations on September 1, 1992.
	Payden Emerging Markets Bond Fund - Adviser Class
	2021		2020	2019	2018	2017
Net asset value — beginning of period	$13.00		$13.59	$12.69	$14.22	$13.96

Income (loss) from investment activities:
Net investment income	0.33	(3)	0.64 (3)	0.73	0.72	0.75
Net realized and unrealized gains (losses)	0.38		(0.61)	0.90	(1.53)	0.26

Total from investment activities	0.71		0.03	1.63	(0.81)	1.01

Distributions to shareholders:
From net investment income	(0.33)		(0.62)	(0.73)	(0.66)	(0.72)
Return of capital	—		—	—	(0.06)	(0.03)

Total distributions to shareholders	(0.33)		(0.62)	(0.73)	(0.72)	(0.75)

Net asset value — end of period	$13.38		$13.00	$13.59	$12.69	$14.22

Total return	5.45	%(1)	0.33%	13.14%	(5.86)%	7.50%

Ratios/supplemental data:
Net assets, end of period (000s)	$52,591		$52,306	$67,090	$82,007	$131,677
Ratio of gross expense to average net assets	0.97	%(2)	0.98%	0.97%	1.00%	1.00%
Ratio of net expense to average net assets	0.97	%(2)	0.98%	0.97%	1.00%	1.00%
Ratio of investment income less gross expenses to average net assets	4.89	%(2)	4.86%	5.40%	5.31%	5.36%
Ratio of net investment income to average net assets	4.89	%(2)	4.86%	5.40%	5.31%	5.36%
Portfolio turnover rate	31	%(1)	79%	73%	63%	48%

The Class commenced operations on November 2, 2009.

(1) Not annualized.

(2) Annualized.

(3) Based on average shares outstanding.

See notes to financial statements.

Semi-Annual Report    159

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2021 (Unaudited) and October 31st

	Payden Emerging Markets Bond Fund - Investor Class
	2021		2020	2019	2018	2017
Net asset value — beginning of period	$12.99		$13.58	$12.68	$14.21	$13.95

Income (loss) from investment activities:
Net investment income	0.34	(1)	0.68 (1)	0.75	0.77	0.77
Net realized and unrealized gains (losses)	0.38		(0.62)	0.91	(1.54)	0.27

Total from investment activities	0.72		0.06	1.66	(0.77)	1.04

Distributions to shareholders:
From net investment income	(0.34)		(0.65)	(0.76)	(0.70)	(0.75)
Return of capital	—		—	—	(0.06)	(0.03)

Total distributions to shareholders	(0.34)		(0.65)	(0.76)	(0.76)	(0.78)

Net asset value — end of period	$13.37		$12.99	$13.58	$12.68	$14.21

Total return	5.59	%(2)	0.58%	13.45%	(5.64)%	7.76%

Ratios/supplemental data:
Net assets, end of period (000s)	$302,183		$282,521	$409,458	$404,580	$538,525
Ratio of gross expense to average net assets	0.72	%(3)	0.73%	0.72%	0.75%	0.75%
Ratio of net expense to average net assets	0.72	%(3)	0.73%	0.72%	0.75%	0.75%
Ratio of investment income less gross expenses to average net assets	5.13	%(3)	5.16%	5.65%	5.56%	5.60%
Ratio of net investment income to average net assets	5.13	%(3)	5.16%	5.65%	5.56%	5.60%
Portfolio turnover rate	31	%(2)	79%	73%	63%	48%
The Fund commenced operations on December 17, 1998.
	Payden Emerging Markets Bond Fund - SI Class
	2021		2020	2019	2018	2017
Net asset value — beginning of period	$12.97		$13.56	$12.67	$14.19	$13.93

Income from investment activities:
Net investment income	0.35	(1)	0.67 (1)	0.81	0.77	0.78
Net realized and unrealized gains (losses)	0.38		(0.60)	0.85	(1.52)	0.27

Total from investment activities	0.73		0.07	1.66	(0.75)	1.05

Distributions to shareholders:
From net investment income	(0.35)		(0.66)	(0.77)	(0.71)	(0.75)
Return of capital	—		—	—	(0.06)	(0.04)

Total distributions to shareholders	(0.35)		(0.66)	(0.77)	(0.77)	(0.79)

Net asset value — end of period	$13.35		$12.97	$13.56	$12.67	$14.19

Total return	5.61	%(2)	0.64%	13.41%	(5.51)%	7.83%

Ratios/supplemental data:
Net assets, end of period (000s)	$639,622		$660,615	$582,062	$792,357	$693,577
Ratio of gross expense to average net assets	0.72	%(3)	0.74%	0.73%	0.75%	0.75%
Ratio of net expense to average net assets	0.69	%(3)	0.69%	0.69%	0.69%	0.69%
Ratio of investment income less gross expenses to average net assets	5.13	%(3)	5.06%	5.68%	5.61%	5.59%
Ratio of net investment income to average net assets	5.17	%(3)	5.11%	5.72%	5.67%	5.65%
Portfolio turnover rate	31	%(2)	79%	73%	63%	48%

The Class commenced operations on April 9, 2012.

(1) Based on average shares outstanding.

(2) Not annualized.

(3) Annualized.

See notes to financial statements.

160   Payden Mutual Funds

	Payden Emerging Markets Local Bond Fund
	2021		2020	2019	2018	2017
Net asset value — beginning of period	$5.84		$6.50	$5.97	$6.90	$6.95

Income from investment activities:
Net investment income	0.14	(1)	0.58	0.37	0.42	0.43
Net realized and unrealized gains (losses)	0.14		(0.93)	0.52	(0.93)	(0.05)

Total from investment activities	0.28		(0.35)	0.89	(0.51)	0.38

Distributions to shareholders:
From net investment income	(0.15)		—	(0.15)	(0.08)	(0.40)
Return of capital	—		(0.31)	(0.21)	(0.34)	(0.03)

Total distributions to shareholders	(0.15)		(0.31)	(0.36)	(0.42)	(0.43)

Net asset value — end of period	$5.97		$5.84	$6.50	$5.97	$6.90

Total return	4.68	%(2)	(5.41)%	15.34%	(7.98)%	5.63%

Ratios/supplemental data:
Net assets, end of period (000s)	$81,047		$128,212	$216,368	$203,978	$180,942
Ratio of gross expense to average net assets	0.96	%(3)	0.93%	0.91%	0.84%	1.08%
Ratio of net expense to average net assets	0.96	%(3)	0.93%	0.91%	0.92%	0.98%
Ratio of investment income less gross expenses to average net assets	4.51	%(3)	5.08%	5.71%	6.25%	6.14%
Ratio of net investment income to average net assets	4.51	%(3)	5.08%	5.71%	6.17%	6.25%
Portfolio turnover rate	19	%(2)	54%	62%	69%	61%
The Fund commenced operations on November 2, 2011.
	Payden Emerging Markets Corporate Bond Fund - Investor Class
	2021		2020	2019	2018	2017
Net asset value — beginning of period	$9.99		$9.99	$9.59	$10.33	$10.09

Income from investment activities:
Net investment income	0.22	(1)	0.42 (1)	0.48 (1)	0.49 (1)	0.46 (1)
Net realized and unrealized gains (losses)	0.30		0.00 (4)	0.41	(0.72)	0.24

Total from investment activities	0.52		0.42	0.89	(0.23)	0.70

Distributions to shareholders:
From net investment income	(0.22)		(0.40)	(0.49)	(0.46)	(0.46)
From net realized gains	—		—	—	(0.03)	—
Return of capital	—		(0.02)	—	(0.02)	—

Total distributions to shareholders	(0.22)		(0.42)	(0.49)	(0.51)	(0.46)

Net asset value — end of period	$10.29		$9.99	$9.99	$9.59	$10.33

Total return	5.08	%(2)	4.53%	9.46%	(2.26)%	7.12%

Ratios/supplemental data:
Net assets, end of period (000s)	$5,781		$3,845	$3,681	$4,208	$4,051
Ratio of gross expense to average net assets	1.28	%(3)	1.38%	1.32%	1.30%	1.33%
Ratio of net expense to average net assets	0.95	%(3)	0.95%	0.95%	0.95%	0.95%
Ratio of investment income less gross expenses to average net assets	3.96	%(3)	3.89%	4.55%	4.49%	4.14%
Ratio of net investment income to average net assets	4.30	%(3)	4.31%	4.92%	4.84%	4.52%
Portfolio turnover rate	38	%(2)	105%	94%	79%	63%

The Fund commenced operations on November 11, 2013.

(1) Based on average shares outstanding.

(2) Not annualized.

(3) Annualized.

(4) Amount is less than $0.005.

See notes to financial statements.

Semi-Annual Report    161

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2021 (Unaudited) and October 31st

	Payden Emerging Markets Corporate Bond Fund — SI Class
	2021		2020	2019	2018	2017
Net asset value — beginning of period	$10.01		$10.01	$9.60	10.34	$10.10

Income from investment activities:
Net investment income	0.23	(1)	0.43 (1)	0.49 (1)	0.49 (1)	0.47 (1)
Net realized and unrealized gains (losses)	0.29		0.00 (2)	0.42	(0.71)	0.24

Total from investment activities	0.52		0.43	0.91	(0.22)	0.71

Distributions to shareholders:
From net investment income	(0.22)		(0.41)	(0.50)	(0.47)	(0.47)
From net realized gains	—		—	—	(0.03)	—
Return of capital	—		(0.02)	—	(0.02)	—

Total distributions to shareholders	(0.22)		(0.43)	(0.50)	(0.52)	(0.47)

Net asset value — end of period	$10.31		$10.01	$10.01	9.60	$10.34

Total return	5.22	%(3)	4.52%	9.67%	(2.16)%	7.22%

Ratios/supplemental data:
Net assets, end of period (000s)	$48,396		$39,344	$36,825	$41,213	$36,576
Ratio of gross expense to average net assets	1.28	%(4)	1.38%	1.32%	1.31%	1.33%
Ratio of net expense to average net assets	0.85	%(4)	0.85%	0.85%	0.85%	0.85%
Ratio of investment income less gross expenses to average net assets	3.96	%(4)	3.89%	4.54%	4.49%	4.13%
Ratio of net investment income to average net assets	4.40	%(4)	4.41%	5.01%	4.95%	4.61%
Portfolio turnover rate	38	%(3)	105%	94%	79%	63%
The Fund commenced operations on November 11, 2013. (1) Based on average shares outstanding. (2) Amount is less than $0.005. (3) Not annualized. (4) Annualized.

	Payden Equity Income Fund—Adviser Class
	2021		2020	2019	2018	2017
Net asset value — beginning of period	$15.96		$18.13	$16.19	$16.68	$14.69

Income from investment activities:
Net investment income	0.14		0.32	0.36	0.33	0.32
Net realized and unrealized gains (losses)	4.14		(1.65)	2.02	0.30	2.08

Total from investment activities	4.28		(1.33)	2.38	0.63	2.40

Distributions to shareholders:
From net investment income	(0.13)		(0.29)	(0.33)	(0.30)	(0.33)
From net realized gains	—		(0.52)	(0.11)	(0.82)	(0.08)
Return of capital	—		(0.03)	—	—	—

Total distributions to shareholders	(0.13)		(0.84)	(0.44)	(1.12)	(0.41)

Net asset value — end of period	$20.11		$15.96	$18.13	$16.19	$16.68

Total return	26.88	%(1)	(7.66)%	15.05%	3.69%	16.59%

Ratios/supplemental data:
Net assets, end of period (000s)	$17,092		$13,486	$16,039	$13,580	$14,529
Ratio of gross expense to average net assets	0.97	%(2)	0.99%	0.99%	0.99%	1.05%
Ratio of net expense to average net assets	0.97	%(2)	0.99%	0.99%	0.99%	1.05%
Ratio of investment income less gross expenses to average net assets	1.55	%(2)	1.91%	2.11%	1.95%	2.18%
Ratio of net investment income to average net assets	1.55	%(2)	1.91%	2.11%	1.95%	2.15%
Portfolio turnover rate	52	%(1)	63%	49%	42%	60%

The Class commenced operations on December 1, 2011.

See notes to financial statements.

162   Payden Mutual Funds

	Payden Equity Income Fund - Investor Class
	2021		2020	2019	2018	2017
Net asset value — beginning of period	$15.97		$18.15	$16.20	$16.69	$14.69

Income from investment activities:
Net investment income	0.20		0.36	0.40	0.38	0.39
Net realized and unrealized gains (losses)	4.12		(1.66)	2.03	0.29	2.06

Total from investment activities	4.32		(1.30)	2.43	0.67	2.45

Distributions to shareholders:
From net investment income	(0.15)		(0.33)	(0.37)	(0.34)	(0.37)
From net realized gains	—		(0.52)	(0.11)	(0.82)	(0.08)
Return of capital	—		(0.03)	—	—	—

Total distributions to shareholders	(0.15)		(0.88)	(0.48)	(1.16)	(0.45)

Net asset value — end of period	$20.14		$15.97	$18.15	$16.20	$16.69

Total return	27.11	%(1)	(7.49)%	15.39%	3.92%	16.91%

Ratios/supplemental data:
Net assets, end of period (000s)	$514,458		$483,678	$570,662	$476,071	$564,547
Ratio of gross expense to average net assets	0.72	%(2)	0.74%	0.74%	0.74%	0.80%
Ratio of net expense to average net assets	0.72	%(2)	0.74%	0.74%	0.74%	0.80%
Ratio of investment income less gross expenses to average net assets	1.81	%(2)	2.17%	2.36%	2.20%	2.48%
Ratio of net investment income to average net assets	1.81	%(2)	2.17%	2.36%	2.20%	2.45%
Portfolio turnover rate	52	%(1)	63%	49%	42%	60%
The Fund commenced operations on November 1, 1996. (1) Not annualized. (2) Annualized.

	Payden Equity Income Fund — SI Class
	2021		2020	2019	2018	2017
Net asset value — beginning of period	$15.98		$18.16	$16.21	$16.70	$14.69

Income from investment activities:
Net investment income	0.17		0.36	0.41	0.39	0.42
Net realized and unrealized gains (losses)	4.15		(1.64)	2.03	0.29	2.06

Total from investment activities	4.32		(1.28)	2.44	0.68	2.48

Distributions to shareholders:
From net investment income	(0.15)		(0.35)	(0.38)	(0.35)	(0.39)
From net realized gains	—		(0.52)	(0.11)	(0.82)	(0.08)
Return of capital	—		(0.03)	—	—	—

Total distributions to shareholders	(0.15)		(0.90)	(0.49)	(1.17)	(0.47)

Net asset value — end of period	$20.15		$15.98	$18.16	$16.21	$16.70

Total return	27.14	%(1)	(7.40)%	15.47%	4.01%	17.13%

Ratios/supplemental data:
Net assets, end of period (000s)	$1,206,182		$916,286	$809,209	$703,181	$385,988
Ratio of gross expense to average net assets	0.72	%(2)	0.74%	0.74%	0.74%	0.80%
Ratio of net expense to average net assets	0.65	%(2)	0.65%	0.65%	0.65%	0.65%
Ratio of investment income less gross expenses to average net assets	1.79	%(2)	2.16%	2.36%	2.19%	2.48%
Ratio of net investment income to average net assets	1.86	%(2)	2.24%	2.45%	2.29%	2.59%
Portfolio turnover rate	52	%(1)	63%	49%	42%	60%

The Class commenced operations on August 1, 2014.

(1)  Not annualized.

(2)  Annualized.

See notes to financial statements.

Semi-Annual Report    163

Fund Expenses (Unaudited)

Understanding Your Fund’s Expenses

Shareholders of mutual funds, incur two types of costs: transaction costs incurred from buying or selling fund shares and ongoing costs incurred from the funds daily operations. The table below is provided to highlight ongoing cost only. If transaction costs were included your cost would have been higher.

Actual Expenses

The table below is useful in estimating actual expenses paid during the six-month period ended April 30, 2021. It uses each Fund’s actual return and expense ratio for the period (181/365 days) to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000. To estimate the actual expense that you paid over the period, divide your beginning account value by 1,000 and multiply the quotient by the number in the Expenses Paid During the Period column.

	Value	Value	6-Month	Expense	Expenses
	November 1, 2020	April 30, 2021	Return	Ratio	Paid
Cash Reserves Money Market	$1,000.00	$1,000.10	0.01%	0.08%	$0.40
Limited Maturity	1,000.00	1,007.00	0.70%	0.25%	1.24
Low Duration	1,000.00	1,010.30	1.03%	0.43%	2.14
U.S. Government	1,000.00	1,002.70	0.27%	0.43%	2.14
GNMA	1,000.00	1,000.30	0.03%	0.48%	2.38
Core Bond Adviser Class	1,000.00	997.70	(0.23)%	0.78%	3.86
Core Bond Investor Class	1,000.00	998.90	(0.11)%	0.53%	2.63
Core BondSI Class	1,000.00	999.50	(0.05)%	0.42%	2.08
Corporate Bond	1,000.00	1,004.00	0.40%	0.65%	3.23
Strategic Income Investor Class	1,000.00	1,032.30	3.23%	0.68%	3.43
Strategic Income SI Class	1,000.00	1,034.00	3.40%	0.55%	2.77
Absolute Return Bond Investor Class	1,000.00	1,027.90	2.79%	0.70%	3.52
Absolute Return Bond SI Class	1,000.00	1,029.00	2.90%	0.47%	2.36
Floating Rate Bond Investor Class	1,000.00	1,054.70	5.47%	0.73%	3.72
Floating Rate Bond SI Class	1,000.00	1,056.40	5.64%	0.63%	3.21
High Income	1,000.00	1,083.40	8.34%	0.59%	3.05
California Municipal Social Impact	1,000.00	1,020.70	2.07%	0.50%	2.51
Global Low Duration	1,000.00	1,013.30	1.33%	0.53%	2.65
Global Fixed Income	1,000.00	1,001.60	0.16%	0.70%	3.47
Emerging Markets Bond Adviser Class	1,000.00	1,054.50	5.45%	0.97%	4.94
Emerging Markets Bond Investor Class	1,000.00	1,055.90	5.59%	0.72%	3.67
Emerging Markets Bond SI Class	1,000.00	1,056.10	5.61%	0.69%	3.52
Emerging Markets Local Bond	1,000.00	1,046.80	4.68%	0.96%	4.87
Emerging Markets Corporate Bond Investor Class	1,000.00	1,050.80	5.08%	0.95%	4.83
Emerging Markets Corporate Bond SI Class	1,000.00	1,052.20	5.22%	0.85%	4.33
Equity Income Adviser Class	1,000.00	1,268.80	26.88%	0.97%	5.46
Equity Income Investor Class	1,000.00	1,271.10	27.11%	0.72%	4.05
Equity Income SI Class	1,000.00	1,271.40	27.14%	0.65%	3.66

164   Payden Mutual Funds

Hypothetical Expenses

The table below is provided so that you can compare a Fund’s ongoing expenses with those of another fund. It uses a hypothetical gross annual return of 5%, which is not the Fund’s actual return, and each Fund’s actual expense ratio (181/365 days) for the six-month period ended April 30, 2021 to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000.

	Value	Value	6-Month	Expenses	Expense
	November 1, 2020	April 30, 2021	Return	Ratio	Paid
Cash Reserves Money Market	$1,000.00	$1,024.40	2.44%	0.08%	$0.40
Limited Maturity	1,000.00	1,023.55	2.36%	0.25%	1.25
Low Duration	1,000.00	1,022.66	2.27%	0.43%	2.16
U.S. Government	1,000.00	1,022.66	2.27%	0.43%	2.16
GNMA	1,000.00	1,022.41	2.24%	0.48%	2.41
Core Bond Adviser Class	1,000.00	1,020.93	2.09%	0.78%	3.91
Core Bond Investor Class	1,000.00	1,022.17	2.22%	0.53%	2.66
Core Bond SI Class	1,000.00	1,022.71	2.27%	0.42%	2.11
Corporate Bond	1,000.00	1,021.57	2.16%	0.65%	3.26
Strategic Income Investor Class	1,000.00	1,021.42	2.14%	0.68%	3.41
Strategic Income SI Class	1,000.00	1,022.07	2.21%	0.55%	2.76
Absolute Return Bond Investor Class	1,000.00	1,021.32	2.13%	0.70%	3.51
Absolute Return Bond SI Class	1,000.00	1,022.46	2.25%	0.47%	2.36
Floating Rate Bond Investor Class	1,000.00	1,021.17	2.12%	0.73%	3.66
Floating Rate Bond SI Class	1,000.00	1,021.67	2.17%	0.63%	3.16
High Income	1,000.00	1,021.87	2.19%	0.59%	2.96
California Municipal Social Impact	1,000.00	1,022.32	2.23%	0.50%	2.51
Global Low Duration	1,000.00	1,022.17	2.22%	0.53%	2.66
Global Fixed Income	1,000.00	1,021.32	2.13%	0.70%	3.51
Emerging Markets Bond Adviser Class	1,000.00	1,019.98	2.00%	0.97%	4.86
Emerging Markets Bond Investor Class	1,000.00	1,021.22	2.12%	0.72%	3.61
Emerging Markets Bond SI Class	1,000.00	1,021.37	2.14%	0.69%	3.46
Emerging Markets Local Bond	1,000.00	1,020.03	2.00%	0.96%	4.81
Emerging Markets Corporate Bond Investor Class	1,000.00	1,020.08	2.01%	0.95%	4.76
Emerging Markets Corporate Bond SI Class	1,000.00	1,020.58	2.06%	0.85%	4.26
Equity Income Adviser Class	1,000.00	1,019.98	2.00%	0.97%	4.86
Equity Income Investor Class	1,000.00	1,021.22	2.12%	0.72%	3.61
Equity Income SI Class	1,000.00	1,021.57	2.16%	0.65%	3.26

Semi-Annual Report    165

Trustees and Officers (Unaudited)

Name & Address	Age	Position with Fund	Year Elected	Number of Portfolios	Principal Occupation(s)	Other Directorships Held
333 S. Grand Avenue Los Angeles, CA 90071
Trustees (1)
Stephanie Bell-Rose	63	Independent Trustee	2020	19	Retired, Senior Managing Director, TIAA
W. D. Hilton, Jr.	74	Chariman, Independent Trustee	1993	19	Trustee/Administrator, Asbestos Bankruptcy Trusts; General Partner, Mendenhall Partners Ltd.; Private Investor
Thomas V. McKernan, Jr.	76	Independent Trustee	1993	19	Vice Chair, Automobile Club of Southern California; Director, Forest Lawn Memorial Parks
Rosemarie T. Nassif	79	Independent Trustee	2008	19	Executive Director, Center for Catholic Education, Loyola Marymount University, President Emerita, Holy Names University
Andrew J. Policano	71	Independent Trustee	2008	19	Former Dean, The Paul Merage School of Business, University of California, Irvine
Dennis C. Poulsen	78	Independent Trustee	1992	19	Chairman, Clean Energy Enterprises; Private Investor
Stender E. Sweeney	82	Independent Trustee	1992	19	Private Investor
Jordan H.Lopez	40	Interested Trustee	2020	19	Director, Payden & Rygel
Michael E. Salvay	59	Interested Trustee	2009	19	Managing Director, Payden & Rygel
Officers (2)
Mary Beth Syal		Chief Operating Officer	2021		Managing Director, Payden & Rygel
Brian W. Matthews		Vice President and CFO	2003		Managing Director and CFO, Payden & Rygel
Yot Chattrabhuti		Vice President	1997		Director, Payden & Rygel
Bradley F. Hersh		Vice President and Treasurer	1998		Director and Treasurer, Payden & Rygel
Edward S. Garlock		Secretary	1997		Managing Director and General Counsel, Payden & Rygel
Sandi Brents		Vice President and CCO	2016		Vice President and Senior Compliance Officer, Payden & Rygel

Additional information about the Trustees is included in the SAI and is available without charge, upon request at payden.com or 1800 5 PAYDEN.

(1)	Trustees do not have a set term of office, but serve until their resignation, death or removal.
(2)	Officers are elected by, and serve at the pleasure of, The Board of Trustees.

166   Payden Mutual Funds

IMPORTANT INFORMATION: The information contained in this report is intended for shareholders of the Payden Mutual Funds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.

The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed. Investment return and principal value of an investment in a Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member FINRA.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov or the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800 SEC-0330.

To view the Fund’s proxy voting guidelines and proxy voting record, visit the SEC’s web site at http://www.sec.gov. You may also call 800 572-9336 to request a free copy of the proxy voting guidelines.

U.S. BOND FUNDS

Payden Cash Reserves Money Market Fund (PBHXX)
Payden Limited Maturity Fund (PYLMX)
Payden Low Duration Fund (PYSBX)
Payden U.S. Government Fund (PYUSX)
Payden GNMA Fund (PYGNX)
Payden Core Bond Fund — SI Class (PYCSX)
Payden Core Bond Fund — Investor Class (PYCBX)
Payden Core Bond Fund — Adviser Class (PYCWX)
Payden Corporate Bond Fund (PYACX)
Payden Strategic Income Fund — SI Class (PYSIX)
Payden Strategic Income Fund — Investor Class (PYSGX)
Payden Absolute Return Bond Fund — SI Class (PYAIX)
Payden Absolute Return Bond Fund — Investor Class (PYARX)
Payden Floating Rate Fund — SI Class (PYFIX)
Payden Floating Rate Fund — Investor Class (PYFRX)
Payden High Income Fund (PYHRX)

TAX EXEMPT BOND FUND

Payden California Municipal Social Impact Fund (PYCRX)

GLOBAL BOND FUNDS

Payden Global Low Duration Fund (PYGSX)
Payden Global Fixed Income Fund (PYGFX)
Payden Emerging Markets Bond Fund — SI Class (PYEIX)
Payden Emerging Markets Bond Fund — Investor Class (PYEMX)
Payden Emerging Markets Bond Fund — Adviser Class (PYEWX)
Payden Emerging Markets Local Bond Fund (PYELX)
Payden Emerging Markets Corporate Bond Fund — SI Class (PYCIX)
Payden Emerging Markets Corporate Bond Fund — Investor Class (PYCEX)

EQUITY FUND

Payden Equity Income Fund — SI Class (PYVSX)
Payden Equity Income Fund — Investor Class (PYVLX)
Payden Equity Income Fund — Adviser Class (PYVAX)

PAYDEN MUTUAL FUNDS
333 South Grand Avenue, Los Angeles, California 90071
800 5-PAYDEN 800 572-9336 payden.com payden@UMB.com

PAYDEN/KRAVITZ

CASH BALANCE PLAN FUND

SEMI-ANNUAL REPORT

APRIL 2021

IMPORTANT INFORMATION: The information contained in this report is intended for shareholders of the Payden Mutual Funds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.

The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed. Investment return and principal value of an investment in a Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member FINRA.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www. sec.gov or the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800 SEC-0330. To view the Fund’s proxy voting guidelines and proxy voting record for the period ended June 30th, visit the SEC’s web site at http://www.sec.gov. You may also call 800 572-9336 to request a free copy of the proxy voting guidelines.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.payden.com), and you will be notified by U.S. mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary (such as a broker-dealer, bank, or retirement plan), or by calling 1-800-572-9336 if you invest directly with the Funds.

You may elect to receive all future reports in paper free of charge. Contact your financial intermediary or, if you invest directly with the Funds, call 1-800-572-9336, to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held through your financial intermediary or directly with Paydenfunds.

Contents

1	Management Discussion & Analysis

2	Portfolio Highlights & Investments

10	Statement of Assets & Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

13	Notes to Financial Statements

22	Financial Highlights

24	Fund Expenses

25	Trustees & Officers

Semi-Annual Report

Management Discussion & Analysis

For the six months ended April 30, 2021, the Payden/Kravitz Cash Balance Plan Fund, SI Class (PKBIX) returned 5.26%, the

Adviser Class (PKCBX) returned 5.04%, the Retirement Class (PKCRX) returned 5.00% and the Institutional Class (PKCIX) returned 5.36%. The Fund’s benchmark, the 30-year US Treasury Bond Yield from December 31st, returned 0.93%. Going into year-end 2020, the strategy was optimistic given strong market technicals and recovering fundamentals as global growth expectations improved and promising news on Covid-19 vaccines. In the new year, inflation expectations in the U.S. came to the forefront of investor concern as the economic growth trajectory was positive, yet the Federal Reserve Board continued to maintain its commitment to “lower for longer” rates. Fiscal policy also remained accommodative with a $1.9T stimulus package passed in early March.

Considering the positive view on growth coupled with dovish fiscal and monetary policy, the strategy reduced interest rate duration throughout the six-month period, from a height of just above 2 mid-2020, down to 1 early in 2021. In March, the strategy added 5% to equities as expected accelerated corporate earnings growth supported higher equity prices. Furthermore, the strategy added across several emerging markets’ names given macroeconomic tailwinds and value proposition, particularly in BB-rated sovereigns. The strategy maintained its preference for securitized product given the attractive valuations and structural protection relative to corporate credit. Notably, the strategy increased exposure modestly in select areas of commercial real estate mortgage-backed securities which were well positioned to recover as economic activity picks up. These additions have been positive contributors to performance for the period as credit risk premia for all asset classes the Fund invests in declined. The Fund employs futures, options, swaps and forward currency contracts to manage sensitivity to undesired risk exposures as well as efficient investment purposes. Derivatives contributed 0.01% to the Fund over the period.

1   Payden Mutual Funds

                   Portfolio Highlights & Investments

The Fund seeks a return equal to the yield on the 30-year U.S. Treasury Bond by primarily investing in debt instruments and income producing securities of U.S. and foreign issuers with no limit on maturity and may also invest in equity securities.

Portfolio Composition—percent of investments
Mortgage Backed	27%
Corporate Bond	26%
Asset Backed	23%
Investment Company	10%
Foreign Government	7%
Other	7%

  Schedule of Investments - April 30, 2021 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (23%)
397,000	Arbys Funding LLC 144A, 3.24%, 7/30/50 (a)	$410
370,000	Barings CLO Ltd. 2016-II 144A, (3 mo. LIBOR USD + 3.250%), 3.44%, 7/20/28 (a)(b)	373
600,000	BDS 2020-FL5 Ltd. 144A, (1 mo. LIBOR USD + 2.750%), 2.87%, 2/16/37 (a)(b)	593
1,050,000	Blackrock European CLO III DAC 144A, (3 mo. EURIBOR + 0.850%), 0.85%, 4/15/30 EUR (a)(b)(c)	1,262
250,000	Blackrock European CLO IV DAC 144A, (3 mo. EURIBOR + 1.300%), 1.30%, 7/15/30 EUR (a)(b)(c)	298
350,000	Blackrock European CLO IV DAC 144A, (3 mo. EURIBOR + 2.650%), 2.65%, 7/15/30 EUR (a)(b)(c)	412
500,000	Blackrock European CLO V DAC, (3 mo. EURIBOR + 1.100%), 1.10%, 7/16/31 EUR (b)(c)(d)	595
500,000	BlueMountain CLO 2015-2 Ltd. 144A, (3 mo. LIBOR USD + 2.750%), 2.94%, 7/18/27 (a)(b)	483
850,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.300%), 1.41%, 9/15/35 (a)(b)	851
700,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.600%), 1.71%, 9/15/35 (a)(b)	699
550,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 2.100%), 2.21%, 9/15/35 (a)(b)	549
500,000	BSPRT 2018-FL4 Issuer Ltd. 144A, (1 mo. LIBOR USD + 2.750%), 2.86%, 9/15/35 (a)(b)	498
741,468	Carlyle Global Market Strategies Euro CLO 2015-2 DAC 144A, (3 mo. EURIBOR + 0.730%), 0.73%, 9/21/29 EUR (a)(b)(c)	892
500,000	Carlyle Global Market Strategies Euro CLO 2015-2 DAC 144A, (3 mo. EURIBOR + 2.700%), 2.70%, 9/21/29 EUR (a)(b)(c)	599
800,000	CARS-DB4 LP 144A, 4.17%, 2/15/50 (a)	826
200,000	CARS-DB4 LP 144A, 4.52%, 2/15/50 (a)	206
300,000	CARS-DB4 LP 144A, 4.95%, 2/15/50 (a)	302
350,000	CHCP 2021-FL1 Ltd. 144A, (1 mo. LIBOR USD + 3.000%), 3.12%, 2/15/38 (a)(b)	351
300,000	CIFC Funding 2013-III-R Ltd. 144A, (3 mo. LIBOR USD + 2.900%), 3.08%, 4/24/31 (a)(b)	300
491,774	CLI Funding VIII LLC 144A, 2.38%, 2/18/46 (a)	489
350,000	Columbia Cent CLO 27 Ltd. 144A, (3 mo. LIBOR USD + 1.600%), 1.78%, 10/25/28 (a)(b)	351
493,750	Domino’s Pizza Master Issuer LLC 144A, 3.67%, 10/25/49 (a)	525
879,750	Driven Brands Funding 2019-1A LLC 144A, 4.64%, 4/20/49 (a)	952

Principal or Shares	Security Description	Value (000)

149,625	Driven Brands Funding 2020-2A LLC 144A, 3.24%, 1/20/51 (a)	$155
1,300,000	Dryden 39 Euro CLO 2015 BV 144A, (3 mo. EURIBOR + 0.870%), 0.87%, 10/15/31 EUR (a)(b)(c)	1,565
400,000	GPMT 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.300%), 1.41%, 2/22/36 (a)(b)	401
500,000	GPMT 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 1.600%), 1.71%, 2/22/36 (a)(b)	501
800,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 1.550%), 1.66%, 9/15/28 (a)(b)	799
350,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 2.150%), 2.26%, 9/15/28 (a)(b)	349
500,000	Greystone Commercial Real Estate Notes 2018-HC1 Ltd. 144A, (1 mo. LIBOR USD + 2.650%), 2.76%, 9/15/28 (a)(b)	498
600,000	Greystone CRE Notes 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 2.400%), 2.51%, 9/15/37 (a)(b)	597
600,000	Greystone CRE Notes 2019-FL2 Ltd. 144A, (1 mo. LIBOR USD + 2.750%), 2.86%, 9/15/37 (a)(b)	598
500,000	Halcyon Loan Advisors Funding 2015-2 Ltd. 144A, (3 mo. LIBOR USD + 1.650%), 1.83%, 7/25/27 (a)(b)	500
750,000	Hunt CRE 2018-FL2 Ltd. 144A, (1 mo. LIBOR USD + 2.350%), 2.46%, 8/15/28 (a)(b)	752
84,405	JFIN CLO 2014 Ltd. 144A, (3 mo. LIBOR USD + 1.450%), 1.64%, 4/21/25 (a)(b)	84
550,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 2.37%, 9/25/28 (a)	550
550,000	JPMorgan Chase Bank N.A. (Indonesia Treasury Bond) 144A, 4.28%, 9/25/28 (a)	550
400,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.350%), 1.47%, 6/15/36 (a)(b)	401
250,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.600%), 1.72%, 6/15/36 (a)(b)	251
250,000	KREF 2018-FL1 Ltd. 144A, (1 mo. LIBOR USD + 2.000%), 2.12%, 6/15/36 (a)(b)	251
48,180	L.A. Arena Funding 0-1 LLC 144A, 7.66%, 12/15/26 (a)	48

Semi-Annual Report 2

          Portfolio Highlights & Investments  continued

Principal or Shares	Security Description	Value (000)

500,000	LoanCore 2019-CRE2 Issuer Ltd. 144A, (1 mo. LIBOR USD + 1.500%), 1.61%, 5/15/36 (a)(b)	$501
250,000	Madison Park Funding XIII Ltd. 144A, (3 mo. LIBOR USD + 2.850%), 3.04%, 4/19/30 (a)(b)	248
300,000	Madison Park Funding XXI Ltd. 144A, (3 mo. LIBOR USD + 5.720%), 5.90%, 10/15/32 (a)(b)	300
250,000	Marathon CRE 2018 FL1 Ltd. 144A, (1 mo. LIBOR USD + 1.550%), 1.67%, 6/15/28 (a)(b)	250
700,000	Marble Point CLO XVIII Ltd. 144A, (3 mo. LIBOR USD + 5.410%), 5.59%, 10/15/31 (a)(b)	702
500,000	Oak Street Investment Grade Net Lease Fund Series 2020-1 144A, 3.39%, 11/20/50 (a)	515
694,914	Oak Street Investment Grade Net Lease Fund Series 2020-1A 144A, 1.85%, 11/20/50 (a)	703
300,000	Oak Street Investment Grade Net Lease Fund Series 2021-1 144A, 2.80%, 1/20/51 (a)	306
700,000	OZLM XII Ltd. 144A, (3 mo. LIBOR USD + 1.600%), 1.79%, 4/30/27 (a)(b)	701
950,000	Palmer Square CLO 2015-1 Ltd. 144A, (3 mo. LIBOR USD + 3.150%), 3.33%, 5/21/29 (a)(b)	939
321,750	Planet Fitness Master Issuer 2018-1A LLC 144A, 4.26%, 9/05/48 (a)	324
271,563	Planet Fitness Master Issuer 2019-1A LLC 144A, 3.86%, 12/05/49 (a)	264
1,094,329	Regatta VII Funding Ltd. 144A, (3 mo. LIBOR USD + 1.060%), 1.25%, 12/20/28 (a)(b)	1,095
781,735	Shackleton 2015-VIII CLO Ltd. 144A, (3 mo. LIBOR USD + 0.920%), 1.11%, 10/20/27 (a)(b)	781
500,000	Stack Infrastructure Issuer 2020-1A LLC 144A, 1.89%, 8/25/45 (a)	500
1,221,875	Taco Bell Funding 2018-1A LLC 144A, 4.32%, 11/25/48 (a)	1,230
300,000	Textainer Marine Containers VII Ltd. 144A, 2.82%, 4/20/46 (a)	302
200,000	TPG Real Estate Finance 2018-FL2 Issuer Ltd. 144A, (1 mo. LIBOR USD + 2.300%), 2.42%, 11/15/37 (a)(b)	200
400,000	VB-S1 Issuer 2020-1A LLC 144A, 3.03%, 6/15/50 (a)	422
300,000	VB-S1 Issuer 2020-1A LLC 144A, 4.09%, 6/15/50 (a)	316
762,619	Venture XVII CLO Ltd. 144A, (3 mo. LIBOR USD + 0.880%), 1.06%, 4/15/27 (a)(b)	761
550,000	Wingstop Funding 2020-1A LLC 144A, 2.84%, 12/05/50 (a)	562
Total Asset Backed (Cost—$33,293)		33,588

Bank Loans(e) (4%)
543,125	1011778 BC ULC Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 1.86%, 11/19/26	536
591,304	Axalta Coating Systems U.S. Holdings Inc. Term Loan B3 1L, (LIBOR USD 3-Month + 1.750%), 1.95%, 6/01/24	588
496,856	Change Healthcare Holdings LLC Term Loan B 1L, (LIBOR USD 3-Month + 2.500%), 3.50%, 3/01/24	497

Principal or Shares	Security Description	Value (000)

250,000	Froneri Lux FinCo SARL Term Loan B 1L, (3 mo. EURIBOR + 2.625%), 2.63%, 1/31/27 EUR (c)	$298
200,000	Froneri U.S. Inc. Term Loan 2L, (LIBOR USD 1-Month + 5.750%), 5.86%, 1/31/28	203
276,500	Grifols SA Term Loan B 1L, (3 mo. EURIBOR + 2.250%), 2.25%, 11/15/27 EUR (c)	332
545,780	IRB Holding Corp. Term Loan B 1L, (LIBOR USD 3-Month + 2.750%), 2.95%, 2/05/25	542
490,875	Tacala Investment Corp. Term Loan B 1L, (LIBOR USD 1-Month + 3.250%), 4.50%, 2/05/27	490
400,000	United Natural Foods Inc. Term Loan B 1L, (LIBOR USD 1-Month + 3.500%), 3.61%, 10/22/25	400
672,750	Wyndham Hotels & Resorts Inc. Term Loan B 1L, (LIBOR USD 1-Month + 1.750%), 1.86%, 5/30/25	667
300,000	Zaxby’s Operating Co. LP Term Loan B 1L, (LIBOR USD 1-Month + 3.750%), 4.50%, 12/28/27	301
Total Bank Loans (Cost—$4,762)		4,854

Corporate Bond (26%)
1,000,000	1MDB Global Investments Ltd., 4.40%, 3/09/23 (d)	1,008
100,000	AA Bond Co. Ltd. 144A, 6.50%, 1/31/26 GBP (a)(c)	144
700,000	AES Andres BV 144A, 5.70%, 5/04/28 (a)	700
250,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 3.25%, 3/15/26 (a)	250
200,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 3.50%, 3/15/29 (a)	192
350,000	Altice France SA 144A, 5.13%, 7/15/29 (a)	351
200,000	Banco Davivienda SA 144A, (10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.097%), 6.65%, (a)(b)(f)	205
200,000	Banco de Sabadell SA, (5 yr. Euro Swap + 6.414%), 6.50%, EUR (b)(c)(d)(f)	245
388,000	Banco Internacional del Peru SAA Interbank 144A, 3.25%, 10/04/26 (a)	394
450,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 0.960%), 1.73%, 7/22/27 (b)	454
200,000	Baytex Energy Corp. 144A, 5.63%, 6/01/24 (a)	187
150,000	Bellis Finco PLC 144A, 4.00%, 2/16/27 GBP (a)(c)	208
350,000	Boeing Co., 2.20%, 2/04/26	351
350,000	BRF GmbH, 4.35%, 9/29/26 (d)	362
500,000	C&W Senior Financing DAC, 6.88%, 9/15/27 (d)	531
400,000	CaixaBank SA, 0.38%, 2/03/25 EUR (c)(d)	486
350,000	CANPACK SA/Eastern PA Land Investment Holding LLC 144A, 3.13%, 11/01/25 (a)	356
305,000	CDW LLC/CDW Finance Corp., 5.50%, 12/01/24	337
450,000	Cemex SAB de CV, 7.38%, 6/05/27 (d)	511

3 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

250,000	Centene Corp., 3.38%, 2/15/30	$251
450,000	ContourGlobal Power Holdings SA 144A, 3.13%, 1/01/28 EUR (a)(c)	547
400,000	CTP NV, 2.13%, 10/01/25 EUR (c)(d)	511
350,000	El Corte Ingles SA 144A, 3.63%, 3/15/24 EUR (a)(c)	439
157,000	EQM Midstream Partners LP, 4.75%, 7/15/23	165
550,000	FMG Resources August 2006 Pty Ltd. 144A, 4.38%, 4/01/31 (a)	572
250,000	FMG Resources August 2006 Pty Ltd. 144A, 5.13%, 5/15/24 (a)	273
350,000	Ford Motor Credit Co. LLC, 2.98%, 8/03/22	356
200,000	Ford Motor Credit Co. LLC, 3.09%, 1/09/23	204
350,000	Ford Motor Credit Co. LLC, 3.35%, 11/01/22	359
400,000	Ford Motor Credit Co. LLC, 3.37%, 11/17/23	412
30,000	Freeport-McMoRan Inc., 4.13%, 3/01/28	32
170,000	Freeport-McMoRan Inc., 4.38%, 8/01/28	181
600,000	FS KKR Capital Corp., 4.75%, 5/15/22	621
350,000	FS KKR Capital Corp. II 144A, 4.25%, 2/14/25 (a)	362
400,000	General Motors Co., 6.13%, 10/01/25	475
250,000	Genting New York LLC/GENNY Capital Inc. 144A, 3.30%, 2/15/26 (a)	250
350,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (a)	360
400,000	Glencore Funding LLC 144A, 1.63%, 4/27/26 (a)	398
200,000	HCA Inc., 5.38%, 2/01/25	223
350,000	HSE Finance Sarl 144A, 5.63%, 10/15/26 EUR (a)(c)	430
300,000	Hyundai Capital America 144A, 1.80%, 1/10/28 (a)	291
500,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.75%, 9/15/24	525
200,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27	204
300,000	Independence Energy Finance LLC 144A, 7.25%, 5/01/26 (a)	302
400,000	Indonesia Asahan Aluminium Persero PT 144A, 4.75%, 5/15/25 (a)	435
400,000	International Flavors & Fragrances Inc., 1.80%, 9/25/26 EUR (c)	516
300,000	International Game Technology PLC 144A, 4.13%, 4/15/26 (a)	309
50,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 144A, 4.75%, 6/01/27 (a)	53
300,000	Kraft Heinz Foods Co., 3.88%, 5/15/27	327
100,000	Laboratoire Eimer Selas 144A, 5.00%, 2/01/29 EUR (a)(c)	122
300,000	Life Storage LP, 2.20%, 10/15/30	290
450,000	Logicor Financing Sarl, 1.63%, 7/15/27 EUR (c)(d)	572
400,000	Mattel Inc. 144A, 3.38%, 4/01/26 (a)	415
300,000	Melco Resorts Finance Ltd., 5.38%, 12/04/29 (d)	320
220,000	MercadoLibre Inc., 2.38%, 1/14/26	220
250,000	Meritage Homes Corp. 144A, 3.88%, 4/15/29 (a)	257
550,000	Mizrahi Tefahot Bank Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.250%), 3.08%, 4/07/31 (a)(b)(d)	560

Principal or Shares	Security Description	Value (000)

350,000	Morgan Stanley, (3 mo. EURIBOR + 0.698%), 0.41%, 10/29/27 EUR (b)(c)	$421
300,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 0.616%), 0.73%, 4/05/24 (b)	301
200,000	MPT Operating Partnership LP/MPT Finance Corp., 2.50%, 3/24/26 GBP (c)	280
640,000	National Fuel Gas Co., 5.50%, 1/15/26	742
350,000	Natwest Group PLC, (1 yr. GBP interest rate swap + 1.490%), 2.88%, 9/19/26 GBP (b)(c)(d)	514
450,000	NBM U.S. Holdings Inc., 7.00%, 5/14/26 (d)	485
300,000	Northriver Midstream Finance LP 144A, 5.63%, 2/15/26 (a)	310
400,000	Novelis Sheet Ingot GmbH 144A, 3.38%, 4/15/29 EUR (a)(c)	496
200,000	Owl Rock Capital Corp., 3.40%, 7/15/26	208
700,000	Owl Rock Capital Corp., 4.00%, 3/30/25	746
400,000	Penske Automotive Group Inc., 3.50%, 9/01/25	411
300,000	Petrobras Global Finance BV, 8.75%, 5/23/26	384
200,000	Petroleos Mexicanos, 2.50%, 8/21/21 EUR (c)(d)	242
400,000	Petroleos Mexicanos, 4.88%, 1/18/24 (g)	416
450,000	Petroleos Mexicanos, 5.13%, 3/15/23 EUR (c)(d)	569
500,000	Prosus NV 144A, 1.54%, 8/03/28 EUR (a)(c)	624
450,000	Q-Park Holding I BV 144A, 2.00%, 3/01/27 EUR (a)(c)	509
150,000	SBA Communications Corp. 144A, 3.13%, 2/01/29 (a)	144
200,000	Seagate HDD Cayman 144A, 3.13%, 7/15/29 (a)	193
300,000	Sprint Corp., 7.88%, 9/15/23	342
350,000	Standard Industries Inc. 144A, 2.25%, 11/21/26 EUR (a)(c)	415
400,000	Stellantis NV, 3.88%, 1/05/26 EUR (c)(d)	554
235,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A, 4.00%, 1/15/32 (a)	231
200,000	Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc. 144A, 5.63%, 3/01/24 (a)	217
300,000	Teine Energy Ltd. 144A, 6.88%, 4/15/29 (a)	304
250,000	Tempur Sealy International Inc. 144A, 4.00%, 4/15/29 (a)	254
200,000	Terega SASU, 0.63%, 2/27/28 EUR (c)(d)	240
300,000	Teva Pharmaceutical Finance Netherlands II BV, 1.25%, 3/31/23 EUR (c)(d)	353
395,000	Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21	395
250,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	248
150,000	T-Mobile USA Inc., 2.63%, 2/15/29	146
550,000	Transnet SOC Ltd., 4.00%, 7/26/22 (d)	562
400,000	U.S. Foods Inc. 144A, 4.75%, 2/15/29 (a)	404
520,000	U.S. Foods Inc. 144A, 6.25%, 4/15/25 (a)	553
291,150	United Airlines 2020-1 Class B Pass-Through Trust, 4.88%, 1/15/26	308
200,000	VEREIT Operating Partnership LP, 2.85%, 12/15/32	206
350,000	Verisure Midholding AB 144A, 5.25%, 2/15/29 EUR (a)(c)(g)	435
250,000	Vermilion Energy Inc. 144A, 5.63%, 3/15/25 (a)	239

Semi-Annual Report 4

          Portfolio Highlights & Investments continued

Principal or Shares	Security Description	Value (000)

300,000	Via Celere Desarrollos Inmobiliarios SA 144A, 5.25%, 4/01/26 EUR (a)(c)	$377
450,000	Volkswagen Leasing GmbH, 1.63%, 8/15/25 EUR (c)(d)	574
370,000	VTR Comunicaciones SpA 144A, 4.38%, 4/15/29 (a)	373
550,000	Yum! Brands Inc., 4.63%, 1/31/32	576
Total Corporate Bond (Cost—$35,926)		36,712

Foreign Government (7%)
650,000	Brazilian Government International Bond, 4.50%, 5/30/29	686
1,650,000	Brazilian Government International Bond, 8.50%, 1/05/24 BRL (c)	318
300,000	Colombia Government International Bond, 3.88%, 3/22/26 EUR (c)	407
400,000	Corp. Financiera de Desarrollo SA 144A, 2.40%, 9/28/27 (a)	384
150,000	Dominican Republic International Bond 144A, 4.88%, 9/23/32 (a)	157
100,000	Dominican Republic International Bond, 5.50%, 1/27/25 (d)	111
350,000	Dominican Republic International Bond, 6.00%, 7/19/28 (d)	400
200,000	Dominican Republic International Bond, 6.60%, 1/28/24 (d)	225
400,000	Egypt Government International Bond 144A, 5.75%, 5/29/24 (a)	424
200,000	Egypt Government International Bond, 5.75%, 5/29/24 (d)	212
300,000	Egypt Government International Bond 144A, 6.20%, 3/01/24 (a)	321
200,000	Egypt Government International Bond, 7.50%, 1/31/27 (d)	221
550,000	Guatemala Government Bond, 4.50%, 5/03/26 (d)	606
400,000	Guatemala Government Bond, 4.90%, 6/01/30 (d)	448
500,000	Kenya Government International Bond, 6.88%, 6/24/24 (d)	556
570,000	Mexico Government International Bond, 4.50%, 4/22/29	641
300,000	Mongolia Government International Bond 144A, 5.13%, 4/07/26 (a)	323
390,000	Mongolia Government International Bond 144A, 5.63%, 5/01/23 (a)	411
100,000	Morocco Government International Bond 144A, 1.38%, 3/30/26 EUR (a)(c)	121
590,000	Morocco Government International Bond, 2.38%, 12/15/27 (d)	575
600,000	Nigeria Government International Bond, 6.38%, 7/12/23 (d)	646
100,000	Republic of South Africa Government International Bond, 4.67%, 1/17/24	107
280,000	Republic of South Africa Government International Bond, 4.88%, 4/14/26	299

Principal or Shares	Security Description	Value (000)

270,000	Republic of South Africa Government International Bond, 5.88%, 9/16/25	$301
400,000	Romanian Government International Bond, 2.38%, 4/19/27 EUR (c)(d)	523
350,000	Senegal Government International Bond, 4.75%, 3/13/28 EUR (c)(d)	438
308,000	Senegal Government International Bond 144A, 8.75%, 5/13/21 (a)	308
Total Foreign Government (Cost—$10,178)		10,169

Mortgage Backed (27%)
100,000	ACRE Commercial Mortgage 2021-FL4 Ltd. 144A, (1 mo. LIBOR USD + 1.750%), 1.87%, 12/18/37 (a)(b)	100
200,000	ACRE Commercial Mortgage 2021-FL4 Ltd. 144A, (1 mo. LIBOR USD + 2.600%), 2.72%, 12/18/37 (a)(b)	200
400,000	BPCRE 2021-FL1 Ltd. 144A, (1 mo. LIBOR USD + 2.600%), 2.71%, 2/15/37 (a)(b)	401
376,204	BX Commercial Mortgage Trust 2019-XL 144A, (1 mo. LIBOR USD + 1.800%), 1.92%, 10/15/36 (a)(b)	377
611,332	BX Commercial Mortgage Trust 2019-XL 144A, (1 mo. LIBOR USD + 2.000%), 2.12%, 10/15/36 (a)(b)	612
752,409	BX Commercial Mortgage Trust 2019-XL 144A, (1 mo. LIBOR USD + 2.300%), 2.42%, 10/15/36 (a)(b)	753
299,393	BX Commercial Mortgage Trust 2020-BXLP 144A, (1 mo. LIBOR USD + 2.000%), 2.12%, 12/15/36 (a)(b)	300
400,000	BX Commercial Mortgage Trust 2020-VKNG 144A, (1 mo. LIBOR USD + 2.100%), 2.21%, 10/15/37 (a)(b)	402
400,000	BX Commercial Mortgage Trust 2020-VKNG 144A, (1 mo. LIBOR USD + 2.750%), 2.86%, 10/15/37 (a)(b)	402
700,000	BX Trust 2018-GW 144A, (1 mo. LIBOR USD + 2.420%), 2.54%, 5/15/35 (a)(b)	699
546,756	CHC Commercial Mortgage Trust 2019-CHC 144A, (1 mo. LIBOR USD + 2.350%), 2.47%, 6/15/34 (a)(b)	529
347,936	CHC Commercial Mortgage Trust 2019-CHC 144A, (1 mo. LIBOR USD + 2.608%), 2.72%, 6/15/34 (a)(b)	304
393,196	Cold Storage Trust 2020-ICE5 144A, (1 mo. LIBOR USD + 2.100%), 2.21%, 11/15/37 (a)(b)	395
196,598	Cold Storage Trust 2020-ICE5 144A, (1 mo. LIBOR USD + 2.766%), 2.88%, 11/15/37 (a)(b)	198
589,794	Cold Storage Trust 2020-ICE5 144A, (1 mo. LIBOR USD + 3.492%), 3.61%, 11/15/37 (a)(b)	597
500,000	COMM 2021-LBA Mortgage Trust 144A, (1 mo. LIBOR USD + 2.350%), 2.47%, 3/15/38 (a)(b)	500
1,391,570	Connecticut Avenue Securities Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 2.150%), 2.26%, 11/25/39 (a)(b)	1,386

5 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

164,863	Connecticut Avenue Securities Trust 2019-R01 144A, (1 mo. LIBOR USD + 2.450%), 2.56%, 7/25/31 (a)(b)	$166
500,000	Connecticut Avenue Securities Trust 2019-R01 144A, (1 mo. LIBOR USD + 4.350%), 4.46%, 7/25/31 (a)(b)	519
1,000,000	Connecticut Avenue Securities Trust 2019-R02 144A, (1 mo. LIBOR USD + 4.150%), 4.26%, 8/25/31 (a)(b)	1,034
550,000	Connecticut Avenue Securities Trust 2019-R03 144A, (1 mo. LIBOR USD + 4.100%), 4.21%, 9/25/31 (a)(b)	569
300,000	Connecticut Avenue Securities Trust 2019-R07 144A, (1 mo. LIBOR USD + 3.400%), 3.51%, 10/25/39 (a)(b)	302
200,000	Connecticut Avenue Securities Trust 2020-R02 144A, (1 mo. LIBOR USD + 2.000%), 2.11%, 1/25/40 (a)(b)	201
350,000	Connecticut Avenue Securities Trust 2020-R02 144A, (1 mo. LIBOR USD + 3.000%), 3.11%, 1/25/40 (a)(b)	343
950,000	Credit Suisse Mortgage Capital Certificates 2019-ICE4 144A, (1 mo. LIBOR USD + 2.150%), 2.27%, 5/15/36 (a)(b)	953
750,000	Credit Suisse Mortgage Capital Certificates 2019-ICE4 144A, (1 mo. LIBOR USD + 2.650%), 2.77%, 5/15/36 (a)(b)	751
750,000	CSMC Trust 2017-MOON 144A, 3.30%, 7/10/34 (a)(h)	736
679,905	Fannie Mae Connecticut Avenue Securities, (1 mo. LIBOR USD + 4.250%), 4.36%, 1/25/29 (b)	713
600,000	Freddie Mac STACR 2019-HQA3 144A, (1 mo. LIBOR USD + 3.000%), 3.11%, 9/25/49 (a)(b)	607
250,000	Freddie Mac STACR 2019-HQA3 144A, (1 mo. LIBOR USD + 7.500%), 7.61%, 9/25/49 (a)(b)	260
200,000	Freddie Mac STACR REMIC Trust 2020-DNA2 144A, (1 mo. LIBOR USD + 1.850%), 1.96%, 2/25/50 (a)(b)	202
400,000	Freddie Mac STACR REMIC Trust 2020-DNA5 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.800%), 2.81%, 10/25/50 (a)(b)	407
200,000	Freddie Mac STACR REMIC Trust 2020-DNA5 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 4.800%), 4.81%, 10/25/50 (a)(b)	212
383,389	Freddie Mac STACR REMIC Trust 2020-HQA1 144A, (1 mo. LIBOR USD + 1.900%), 2.01%, 1/25/50 (a)(b)	386
300,000	Freddie Mac STACR REMIC Trust 2020-HQA2 144A, (1 mo. LIBOR USD + 7.600%), 7.71%, 3/25/50 (a)(b)	304

Principal or Shares	Security Description	Value (000)

500,000	Freddie Mac STACR REMIC Trust 2020-HQA3 144A, (1 mo. LIBOR USD + 5.750%), 5.86%, 7/25/50 (a)(b)	$535
300,000	Freddie Mac STACR REMIC Trust 2020-HQA4 144A, (1 mo. LIBOR USD + 3.150%), 3.26%, 9/25/50 (a)(b)	304
900,000	Freddie Mac STACR Trust 2018-HQA2 144A, (1 mo. LIBOR USD + 2.300%), 2.41%, 10/25/48 (a)(b)	914
532,016	Freddie Mac STACR Trust 2019-DNA1 144A, (1 mo. LIBOR USD + 2.650%), 2.76%, 1/25/49 (a)(b)	544
668,828	Freddie Mac STACR Trust 2019-DNA2 144A, (1 mo. LIBOR USD + 2.450%), 2.56%, 3/25/49 (a)(b)	681
260,254	Freddie Mac STACR Trust 2019-DNA3 144A, (1 mo. LIBOR USD + 2.050%), 2.16%, 7/25/49 (a)(b)	264
200,000	Freddie Mac STACR Trust 2019-DNA4 144A, (1 mo. LIBOR USD + 2.700%), 2.81%, 10/25/49 (a)(b)	201
200,000	Freddie Mac STACR Trust 2019-FTR3 144A, (1 mo. LIBOR USD + 4.800%), 4.91%, 9/25/47 (a)(b)	197
200,000	Freddie Mac STACR Trust 2019-FTR4 144A, (1 mo. LIBOR USD + 5.000%), 5.11%, 11/25/47 (a)(b)	199
361,960	Freddie Mac STACR Trust 2019-HQA1 144A, (1 mo. LIBOR USD + 2.350%), 2.46%, 2/25/49 (a)(b)	366
685,582	Freddie Mac STACR Trust 2019-HQA2 144A, (1 mo. LIBOR USD + 2.050%), 2.16%, 4/25/49 (a)(b)	694
498,735	Freddie Mac STACR Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 1.400%), 1.51%, 2/25/49 (a)(b)	499
675,000	Freddie Mac STACR Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 2.250%), 2.36%, 2/25/49 (a)(b)	674
450,000	Freddie Mac STACR Trust 2019-HRP1 144A, (1 mo. LIBOR USD + 9.500%), 9.61%, 2/25/49 (a)(b)	448
812,930	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 1.800%), 1.91%, 7/25/30 (b)	814
780,748	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 2.300%), 2.41%, 9/25/30 (b)	789
47,376	Freddie Mac Structured Agency Credit Risk Debt Notes 144A, 4.15%, 8/25/48 (a)(h)	47
1,250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 4.600%), 4.71%, 12/25/42 (b)	1,282

Semi-Annual Report 6

          Portfolio Highlights & Investments continued

Principal or Shares	Security Description	Value (000)

200,000	Freddie Mac Structured Agency Credit Risk Debt Notes 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.000%), 6.01%, 8/25/33 (a)(b)	$203
298,191	Freddie Mac Structured Agency Credit Risk Debt Notes, (1 mo. LIBOR USD + 9.000%), 9.11%, 3/25/29 (b)	320
450,000	InTown Hotel Portfolio Trust 2018-STAY 144A, (1 mo. LIBOR USD + 3.350%), 3.47%, 1/15/33 (a)(b)	453
40,247	JP Morgan Mortgage Trust 2014-IVR3 144A, 2.45%, 9/25/44 (a)(h)	41
1,001,103	JP Morgan Mortgage Trust 2017-5 144A, 3.11%, 10/26/48 (a)(h)	1,032
350,000	KKR Industrial Portfolio Trust 2021-KDIP 144A, (1 mo. LIBOR USD + 1.550%), 1.66%, 12/15/37 (a)(b)	350
400,000	KKR Industrial Portfolio Trust 2021-KDIP 144A, (1 mo. LIBOR USD + 2.050%), 2.16%, 12/15/37 (a)(b)	400
550,000	Life 2021-BMR Mortgage Trust 144A, (1 mo. LIBOR USD + 2.950%), 3.07%, 3/15/38 (a)(b)	552
300,000	MF1 2020-FL3 Ltd. 144A, (1 mo. LIBOR USD + 4.500%), 4.61%, 7/15/35 (a)(b)	307
3,937,208	Morgan Stanley Capital I Trust 2018-H3, 0.99%, 7/15/51 (h)	180
240,734	Motel 6 Trust 2017-MTL6 144A, (1 mo. LIBOR USD + 3.250%), 3.37%, 8/15/34 (a)(b)	242
240,734	Motel 6 Trust 2017-MTL6 144A, (1 mo. LIBOR USD + 4.250%), 4.37%, 8/15/34 (a)(b)	242
300,000	Multifamily Connecticut Avenue Securities Trust 2019-01 144A, (1 mo. LIBOR USD + 3.250%), 3.36%, 10/15/49 (a)(b)	302
400,000	ONE 2021-PARK Mortgage Trust 144A, (1 mo. LIBOR USD + 1.500%), 1.62%, 3/15/36 (a)(b)	400
300,000	ONE 2021-PARK Mortgage Trust 144A, (1 mo. LIBOR USD + 1.750%), 1.87%, 3/15/36 (a)(b)	300
900,000	Palisades Center Trust 2016-PLSD 144A, 3.36%, 4/13/33 (a)	648
450,000	PFP 2019-5 Ltd. 144A, (1 mo. LIBOR USD + 1.420%), 1.54%, 4/14/36 (a)(b)	451
110,000	Sage AR Funding No 1 PLC 144A, (Sterling Overnight Index Average 3mo. + 3.000%), 3.05%, 11/17/30 GBP (a)(b)(c)	153
500,000	STACR Trust 2018-DNA3 144A, (1 mo. LIBOR USD + 2.100%), 2.21%, 9/25/48 (a)(b)	506
1,284,823	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 1.650%), 1.76%, 4/25/43 (a)(b)	1,287
1,400,000	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 3.750%), 3.86%, 4/25/43 (a)(b)	1,439
967,755	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR USD + 11.750%), 11.86%, 5/25/43 (a)(b)	1,108
700,000	STACR Trust 2018-HRP2 144A, (1 mo. LIBOR USD + 10.500%), 10.61%, 2/25/47 (a)(b)	797
300,000	TTAN 2021-MHC 144A, (1 mo. LIBOR USD + 2.400%), 2.51%, 3/15/38 (a)(b)	300

Principal or Shares	Security Description	Value (000)

400,000	Wells Fargo Commercial Mortgage Trust 2017-SMP 144A, (1 mo. LIBOR USD + 1.775%), 1.89%, 12/15/34 (a)(b)	$396
10,643,045	Wells Fargo Commercial Mortgage Trust 2018-C46, 1.10%, 8/15/51 (h)	491
Total Mortgage Backed (Cost—$38,904)		39,172
Stocks (4%)
Common Stock (4%)
2,900	Apple Inc.	381
500	BlackRock Inc.	410
2,200	Chevron Corp.	227
3,700	ConocoPhillips	189
2,000	Dover Corp.	298
5,600	DuPont de Nemours Inc.	432
3,100	Emerson Electric Co.	281
4,700	Exxon Mobil Corp.	269
1,200	Home Depot Inc.	388
3,200	Medtronic PLC	419
4,300	Merck & Co. Inc.	320
1,600	Microsoft Corp.	404
4,100	NextEra Energy Inc.	318
2,500	Simon Property Group Inc.	304
1,800	Union Pacific Corp.	400
1,700	Visa Inc., Class A	397
2,900	Waste Management Inc.	400
4,300	Wyndham Hotels & Resorts Inc.	314
		6,151
Total Stocks (Cost—$5,290)		6,151
Investment Company (10%)
16,000	Invesco QQQ Trust Series 1 (g)	5,408
6,579,873	Payden Cash Reserves Money Market Fund *	6,580
40,000	SPDR S&P Bank ETF	2,145
Total Investment Company (Cost—$13,633)		14,133
Purchase Options (0%)
Total Purchased Options (Cost—$14)		4
Total Investments (Cost—$142,000) (101%)		144,783
Liabilities in excess of Other Assets (-1%)		(1,066)

Net Assets (100%)		$143,717

*	Affiliated investment
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2021.
(c)	Principal in foreign currency.
(d)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2021. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(f)	Perpetual security with no stated maturity date.
(g)

All or a portion of these securities are on loan. At April 30, 2021, the total market value of the Fund’s securities on loan is $3,352 and the total market value of the collateral held by the Fund is $3,380. Amounts in 000s.

(h)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

7 Payden Mutual Funds

Purchase Options

Description	Number of Contracts	Notional Amount (000s)	Exercise Price	Maturity Date	Value (000s)	Call/Put
S & P 500 Index	35	$14,634	3500.00	05/14/2021	$4	Put

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
EUR 363	USD 431	Citibank, N.A.	06/22/2021	$6
EUR 305	USD 366	Citibank, N.A.	06/22/2021	1
USD 1,312	GBP 946	HSBC Bank USA, N.A.	06/22/2021	5

				12

Liabilities:
EUR 603	USD 726	HSBC Bank USA, N.A.	05/24/2021	(1)
GBP 1,041	USD 1,451	HSBC Bank USA, N.A.	05/24/2021	(13)
USD 312	BRL 1,760	Barclays Bank PLC	06/24/2021	(10)
USD 16,846	EUR 14,120	Citibank, N.A.	06/22/2021	(149)
USD 1,250	EUR 1,050	Citibank, N.A.	06/22/2021	(13)

				(186)

Net Unrealized Appreciation (Depreciation)				$(174)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Long Bond Future	2	Jun-21	$314	$(3)	$(3)

Short Contracts:
Euro-Bobl Future	46	Jun-21	(7,451)	16	16
Euro-Bund Future	4	Jun-21	(818)	8	8
Euro-Schatz Future	34	Jun-21	(4,581)	1	1
U.S. 10-Year Ultra Future	25	Jun-21	(3,639)	68	68
U.S. Treasury 10-Year Note Future	24	Jun-21	(3,169)	6	6

					99

Total Futures					$96

Open Centrally Cleared Interest Rate Swap Contracts

				Upfront	Unrealized
		Notional		payments/	Appreciation
	Maturity	Amount	Value	receipts	(Depreciation)
Description	Date	(000s)	(000s)	(000s)	(000s)
3-Year Interest Rate Swap, Receive Fixed 0.86% Semi-Annually, Pay Variable 0.17563% (3-Month USD LIBOR) Quarterly	04/28/2024	$33,612	$(4)	$—	$(4)
5-Year Interest Rate Swap, Pay Fixed 1.80% Semi-Annually, Receive Variable 0.17563% (3-Month USD LIBOR) Quarterly	04/28/2026	34,567	26	—	26

			$22	$—	$22

Semi-Annual Report 8

          Portfolio Highlights & Investments continued

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$3,352
Non-cash Collateral[2]	(3,352)

Net Amount	$—

1 The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

2 At April 30, 2021, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

9 Payden Mutual Funds

Statement of Assets & Liabilities

April 30, 2021 (Unaudited)

Numbers in 000s

ASSETS:
Investments, at value *	$138,203
Affiliated investments, at value **	6,580
Foreign cash ***	405
Cash.	1
Cash pledged for financial futures contracts	273
Cash pledged as collateral for OTC derivatives	260
Cash pledged for centrally cleared swaps	137
Receivable for:
Interest and dividends	586
Investments sold	5,750
Fund shares sold	4
Forward currency contracts	12
Variation margin on centrally cleared contracts	4
Other assets	7
Total Assets	152,222
LIABILITIES:
Payable for:
Forward currency contracts	186
Investments purchased	4,618
Fund shares redeemed	1
Futures	10
Liability for securities on loan (Note 2)	3,380
Accrued expenses:
Investment advisory fees (Note 3)	99
Administration fees (Note 3)	18
Distribution fees (Note 3)	35
Trustee fees and expenses	7
Other liabilities	151
Total Liabilities	8,505
NET ASSETS.	$143,717
NET ASSETS:
Paid in capital	$147,910
Total distributable earnings	(4,193)
NET ASSETS.	$143,717
NET ASSET VALUE — offering and redemption price per share in whole dollars
Institutional Class
Net Assets	$556
Shares Outstanding	52
Net Asset Value Per Share	$10.69
SI Class
Net Assets	$94,489
Shares Outstanding	8,951
Net Asset Value Per Share	$10.56
Adviser Class
Net Assets	$16,321
Shares Outstanding	1,589
Net Asset Value Per Share	$10.27
Retirement Class
Net Assets	$32,351
Shares Outstanding	3,331
Net Asset Value Per Share	$9.71

* Investments, at cost	$135,420
** Affiliated investments, at cost	6,580
*** Foreign cash, at cost	407

See notes to financial statements.

Semi-Annual Report 10

Statement of Operations

Period ended April 30, 2021 (Unaudited)

Numbers in 000s

INVESTMENT INCOME:
Interest income (Note 2)	$2,405
Dividend income.	54
Income from securities lending	2
Investment Income	2,461
EXPENSES:
Investment advisory fees (Note 3)	800
Administration fees (Note 3)	109
Shareholder servicing fees.	6
Distribution fees (Note 3)	107
Custodian fees	11
Transfer agent fees	24
Registration and filing fees	27
Trustee fees and expenses	10
Printing and mailing costs.	13
Loan commitment fees	1
Legal fees	2
Publication expense	4
Pricing fees	29
Fund accounting fees	41
Insurance	2
Audit fees	22
Gross Expenses	1,208
Expense subsidy (Note 3)	(192)
Net Expenses.	1,016
Net Investment Income	1,445
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	1,654
Foreign currency transactions	7
Forward foreign exchange contracts	10
Futures contracts	232
Swap contracts	292
Change in net unrealized appreciation (depreciation) from:
Investments	4,441
Forward foreign exchange contracts	(479)
Futures contracts	64
Swap contracts	(189)
Net Realized and Unrealized Gains	6,032
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS.	$7,477

See notes to financial statements.

11 Payden Mutual Funds

Statements of Changes in Net Assets

For the period ended April 30, 2021 (Unaudited) and the year ended October 31, 2020

Numbers in 000s

	2021	2020
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$1,445	$4,734
Net realized gains (losses) on investments	2,195	(4,647)
Change in net unrealized appreciation (depreciation)	3,837	(2,825)
Change in Net Assets Resulting from Operations	7,477	(2,738)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income and net realized gains from investments:
Institutional Class	(19)	(220)
SI Class	(3,253)	(4,067)
Adviser Class	(466)	(596)
Retirement Class	(1,341)	(1,248)
Change in Net Assets from Distributions to Shareholders	(5,079)	(6,131)
FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Institutional Class	—	263
SI Class	5,589	17,396
Adviser Class	3,249	2,365
Retirement Class	1,155	8,437
Reinvestment of distributions:
Institutional Class	19	220
SI Class	3,253	4,055
Adviser Class	462	596
Retirement Class	1,342	1,248
Cost of fund shares redeemed:
Institutional Class	(3)	(6,528)
SI Class	(14,980)	(46,202)
Adviser Class	(3,206)	(9,119)
Retirement Class	(6,958)	(7,598)
Change in Net Assets from Capital Transactions	(10,078)	(34,867)
Total Change in Net Assets	(7,680)	(43,736)
NET ASSETS:
Beginning of period	151,397	195,133
End of period	$143,717	$151,397
FUND SHARES OF BENEFICIAL INTEREST:
Institutional Class:
Outstanding shares at beginning of period	50	629
Shares sold	—	25
Shares issued in reinvestment of distributions	2	21
Shares redeemed.	—	(625)
Change in shares outstanding.	2	(579)
Outstanding shares at end of period	52	50
SI Class:
Outstanding shares at beginning of period	9,523	12,067
Shares sold	535	1,702
Shares issued in reinvestment of distributions	316	388
Shares redeemed.	(1,423)	(4,634)
Change in shares outstanding.	(572)	(2,544)
Outstanding shares at end of period	8,951	9,523
Adviser Class:
Outstanding shares at beginning of period	1,534	2,145
Shares sold	320	238
Shares issued in reinvestment of distributions	46	58
Shares redeemed.	(311)	(907)
Change in shares outstanding.	55	(611)
Outstanding shares at end of period	1,589	1,534
Retirement Class:
Outstanding shares at beginning of period	3,791	3,558
Shares sold	120	899
Shares issued in reinvestment of distributions	141	128
Shares redeemed.	(721)	(794)
Change in shares outstanding.	(460)	233
Outstanding shares at end of period	3,331	3,791
LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	$98,117	$109,969
Sale of investments (excluding government)	114,165	128,098
Purchase of government securities	200	8,229
Sale of government securities	5,731	13,464

See notes to financial statements.

Semi-Annual Report 12

Notes to Financial Statements

April 30, 2021 (Unaudited)

1. Organization and Related Matters

The Payden & Rygel Investment Group (the “Group”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its nineteen funds (each a “Fund,” collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. This report contains only the Payden/Kravitz Cash Balance Plan Fund. The other eighteen Funds are contained in a separate report.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with GAAP.

The Fund is considered an investment company under FASB ASC 946, Financial Services—Investment Companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with original maturities of sixty days or less are valued at amortized cost, which approximates fair value.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter (“OTC”) market are valued at the latest bid price. Investments in nonregistered investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar instruments are valued at the official closing price, in the case of exchange traded derivatives, or on the basis of information provided by pricing services, quotes obtained from brokers and dealers, and market trades in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to the Fund. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Shares of open-end investment companies are valued at their respective net asset value.

Fair value pricing adjustments may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

Risks

Unforeseen events in the markets may at times result in an unusually high degree of volatility in the markets, which could adversely affect the fund causing a decline in value.

13 Payden Mutual Funds

Investing in debt securities may include failure of an issuer to make timely interest or principal payments, or a decline or the perception of a decline in credit quality. In addition, the value of the debt security may decline due to general market conditions that are not specifically related to a particular company including industry earnings outlook, changes in interest or currency rates or perception of a specific industry.

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

An investment in the Payden Cash Reserves Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Interest income is recognized on an accrual basis. Premiums and discounts are amortized or accreted over the expected life of the security using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Bank Loans

Floating-Rate Loan Interests (“Bank Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Bank Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown on the Schedule of Investments reflects the rate in effect at October 31st. When a range of rates is disclosed, the Fund holds more than one position within the same tranche at varying rates.

Bank loans are subject to various restrictive covenants that protect the lender or investor. Loans with fewer or no restrictive covenants, “covenant light” loans, provide the issuer more flexibility and reduce investor protections in the event of a breach, and may cause the fund to experience more difficulty or delay in enforcing its rights. A significant portion of bank loans are “covenant light.”

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. The Fund may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on the Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities resulting from changes in the foreign exchange rates.

Forward Currency Contracts

The Fund enters into forward currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Fund enters into forward currency contracts to protect against adverse currency movements or as speculative investments. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date or an offsetting forward foreign currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Semi-Annual Report 14

Notes to Financial Statements Continued

Futures Contracts

The Fund invests in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. In addition, the Fund entered into such transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, the Fund is required to deposit and maintain initial margin deposit of cash or securities as required by the exchange on which the contract is traded.

Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Stock index futures contracts are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. The Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

The Fund may enter into swap agreements, in which a Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation) and realized gain (loss) is recorded at termination of the contract.

Upon entering into a centrally cleared swap, the Fund is required to deposit and maintain initial margin deposit of cash or securities as required by the exchange on which the contract is traded. Pursuant to a centrally cleared swap, the Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, credit spreads and/or market values associated with these transactions.

The Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

15 Payden Mutual Funds

As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

The Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

For financial reporting purposes, swap interest and amortization is classified as realized or unrealized gain or loss on swap contracts.

Options Transactions

Option techniques may be utilized by the Fund to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investments in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Fund may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Derivative Financial Instruments

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to economically hedge its exposure to certain risks such as credit risk, equity risk, interest rate risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

The following tables show the Fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations.

Statement of Assets and Liabilities

Fair Values of Derivative Instruments as of April 30, 2021 (000s)

Underlying Risk	Derivative Assets	Derivative Liabilities
Equity[1]	$4	—
Interest rate[2]	125	$(7)
Foreign currency[3,4]	12	(186)

Total	$141	$(193)

1	Includes options purchased at value as reported in the Schedule of Investments.

2

Includes cumulative appreciation/depreciation of futures contracts and centrally cleared swaps as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities as Receivable/Payable for futures and variation margin on centrally cleared swaps.

3	Receivable for forward currency contracts.

4	Payable for forward currency contracts.

Semi-Annual Report 16

Notes to Financial Statements Continued

The Effect of Derivative Instruments on the Statement of Operations For the Period Ended April 30, 2021

Amount of Net Realized Gain (Loss) on Derivatives Recognized in Income (000s)
Underlying risk	Futures[1]	Forward Currency Contracts[2]	Options[3]	Swaps[4]	Total
Credit.	$—	$—	$—	$80	$80
Equity	—	—	(14)	—	(14)
Foreign exchange	—	10	—	—	10
Interest rate	232	—	—	212	444

Total.	$232	$10	$(14)	$292	$520

1	Net realized gains (losses) from futures contracts.
2	Net realized gains (losses) from forward foreign exchange contracts.
3	Net realized gains (losses) from written option contracts and purchased options, which are included in net realized gain on investments.
4	Net realized gains (losses) from swap contracts.

The Effect of Derivative Instruments on the Statement of Operations For the Period Ended April 30, 2021

Change in Net Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income (000s)
Underlying risk	Futures[5]	Forward Foreign Exchange Contracts[6]	Options[7]	Swaps[8]	Total
Credit	$—	$—	$—	$(3)	$(3)
Equity	—	—	(10)	—	(10)
Foreign exchange	—	(479)	—	—	(479)
Interest rate	64	—	—	(186)	(122)

Total	$64	$(479)	$(10)	$(189)	$(614)

5	Change in net unrealized appreciation (depreciation) from futures contracts.
6	Change in net unrealized appreciation (depreciation) from forward foreign exchange contracts.
7	Change in net unrealized appreciation (depreciation) from written option contracts and purchased options, which are included in change in unrealized appreciation (depreciation) on investments.
8	Change in net unrealized appreciation (depreciation) from swap contracts.

During the period ended April 30, 2021, the average notional amount of derivatives as a percent of average net assets were as follows:

Foreign currency	Credit	Interest rate	Equity
12%	0%	3%	0%

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

With exchange traded purchased options, futures and centrally cleared swaps, there is decreased counterparty credit risk to the Fund since the exchange or clearinghouse guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC

17 Payden Mutual Funds

derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of the Fund and additional required collateral is delivered to/ pledged by the Fund on the next business day. Typically, the Fund and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon, the Fund may lend securities to qualified institutions. All loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Payden Cash Reserves Money Market Fund. The Fund is entitled to receive all of the income on the securities loaned, in addition to income earned as a result of the lending transaction. Although each security is fully collateralized, the Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Fund maintains the right to recall the securities on loan for voting purposes. The income earned is disclosed in the Statement of Operations.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The Fund’s securities lending agreements by counterparty which are subject to offset under a MSLA, is included within the Fund’s Schedule of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to a MSLA on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid annually. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from GAAP.

Federal Income Taxes

It is the policy of the Fund to meet the requirements for qualification as a regulated investment company as defined in

Semi-Annual Report 18

Notes to Financial Statements continued

Sub-chapter M of the Internal Revenue Code (the ‘Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. As of and during the period ended April 30, 2021, the Fund did not record any liability for uncertain tax positions. Accordingly, no provision for Federal income or excise tax was made.

The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Fund’s tax return. Return of capital distributions and net investment losses for tax purposes, if any, are reclassified to paid in capital.

As of and during the period ended April 30, 2021, the Fund did not have any liabilities for any unrecognized tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended April 30, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Affiliated Investment

The Fund invests in the Cash Reserves Money Market Fund, an affiliated Fund. Income earned by the Fund from affiliated funds for the period is disclosed in the Statement of Operations.

Value October 31, 2020	Purchases	Sales	Dividends	Value April 30, 2021
$324,427	$46,448,535	$40,193,089	$99	$6,579,873

Custodian Credits

The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balance. These credits, which offset custodian fees that may be charged to the Fund, are based on 75% of the daily effective federal funds rate, and are, subject to rounding, disclosed in the Statement of Operations. There were no custodian credits applicable to the Fund during the period ended April 30, 2021.

Other

Income and realized and unrealized gain/loss are allocated to each class based on relative net assets. Shared expenses incurred by the Group are allocated among the Funds of the Group on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

Accounting Standards

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Fund’s financial statements.

3. Related Party Transactions

Payden/Kravitz Advisers LLC (the “Adviser” or “Payden/ Kravitz”) provides investment advisory services to the Fund. Under the terms of the investment advisory agreement, Payden/ Kravitz is entitled to receive fees monthly, computed on the average daily net assets of the Fund at an annualized rate of 1.10%.

Payden/Kravitz agreed to guarantee that, for so long as it acts as investment adviser to the Fund, the expenses of the Fund, including advisory fees (exclusive of interest and taxes) will not exceed 1.25% for the Institutional and SI classes, 1.50% for the Adviser class, and 1.75% for the Retirement class of average daily net assets on an annualized basis.

The adviser also voluntarily agreed to temporarily limit expenses, including advisory fees of the Institutional class to 0.95% of the average daily net assets or an annualized basis through February 28, 2022 (exclusive of interest and taxes).

The Fund remains liable to Payden/Kravitz for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or expense limit (whichever is in effect at the time of waiver or reimbursement).

19 Payden Mutual Funds

The deferred expense subsidies represent the cumulative amount of expenses subsidized for the Fund through the end of the year. The amount $1,050,263 ($388,987 for 2019, $468,884 for 2020 and $192,392 for 2021) is not considered a liability of the Fund, and therefore is not recorded as a liability in the Statement of Assets and Liabilities, but will be recognized as net expense in the Statement of Operations as expense previously deferred in future periods, if expense limits permit.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Fund. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Fund at an annualized rate of 0.15%.

The Fund has adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors receives fees monthly, computed on the average net assets of the Adviser class at an annualized rate of 0.25% and of the Retirement class at an annualized rate of 0.50%. Payden & Rygel Distributors does not receive a fee from the Institutional or SI classes.

Certain officers and/or trustees of the Group are affiliated with Payden/Kravitz, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Fund for serving as officers and/or trustees of the Group.

Indemnifications

Under the Group’s organizations documents, its trustees and officers are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects this risk of loss to be remote.

4. Fair Value Measurement

Various inputs are used in determining the value of the Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 - quoted prices in active markets for identical investments; Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). See Note 2 - Securities Valuation for a summary of the inputs used in valuing the Fund’s investments and other financial instruments.

	Investments in Securities

			Level 2-Other
			Significant		Level 3-Significant
	Level 1-Quoted Prices		Observable Inputs		Unobservable Inputs

	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Asset Backed	—	—	$33,588	—	—	—	$33,588
Bank Loans	—	—	4,854	—	—	—	4,854
Corporate Bond	—	—	36,712	—	—	—	36,712
Foreign Government	—	—	10,169	—	—	—	10,169
Mortgage Backed.	—	—	39,172	—	—	—	39,172
Options Purchased	$4	—	—	—	—	—	4
Common Stock	6,151		—	—	—	—	6,151
Investment Company	14,133	—	—	—	—	—	14,133

Semi-Annual Report 20

Notes to Financial Statements continued

	Other Financial Instruments[1]

			Level 2-Other
			Significant		Level 3-Significant
	Level 1-Quoted Prices		Observable Inputs		Unobservable Inputs

	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)
Forward currency contracts	—	—	$12	$(186)	—	—	$(174)
Futures	$99	$(3)	—	—	—	—	96
Swaps.	—	—	26	(4)	—	—	22

1

Other financial instruments are swaps, futures contracts and forward currency contracts. Swaps, futures contracts and forward currency contracts are valued at the unrealized appreciation/depreciation on the instrument.

5. Federal Tax Information (amounts in 000s)

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to distributable earnings and paid-in capital, as appropriate, in the period that the differences arise.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2020, the fund did not utilize any capital loss carryforwards.

As of October 31, 2020, the Fund had available for Federal income tax purposes unused capital losses of $9,581.

At April 30, 2021, net unrealized appreciation (depreciation) on investments for Federal income tax purposes is as follows (000’s):

Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
$142,481	$3,168	$(922)	$2,246

  6. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

21 Payden Mutual Funds

Financial Highlights

For the share outstanding for each of the period ended April 30, 2021 and October 31st

	Institutional Class
	2021		2020	2019	2018	2017
Net asset value — beginning of period	$10.51		$10.87	$10.64	$10.69	$10.55

Income (loss) from investment activities:
Net investment income	0.13	(1)	0.34 (1)	0.36 (1)	0.30 (1)	0.25
Net realized and unrealized gains (losses)	0.42		(0.35)	0.21	(0.08)	0.07

Total from investment activities	0.55		(0.01)	0.57	0.22	0.32

Distributions to shareholders:
From net investment income	(0.37)		(0.35)	(0.34)	(0.27)	(0.18)

Net asset value — end of period	$10.69		$10.51	$10.87	$10.64	$10.69

Total return	5.36	%(2)	(0.08)%	5.53%	2.06%	3.09%

Ratios/supplemental data:
Net assets, end of period (000s)	$556		$530	$6,833	$6,930	$17,780
Ratio of gross expense to average net assets	1.51	%(3)	1.52%	1.44%	1.42%	1.41%
Ratio of net expense to average net assets	0.95	%(3)	0.95%	0.95%	0.95%	0.95%
Ratio of investment income less gross expenses to average net assets	1.87	%(3)	2.69%	2.88%	2.37%	2.10%
Ratio of net investment income to average net assets	2.43	%(3)	3.25%	3.36%	2.84%	2.55%
Portfolio turnover rate	68	%(2)	71%	84%	130%	116%
The Class commenced operations on June 1, 2016.
	SI Class
	2021		2020	2019	2018	2017
Net asset value — beginning of period	$10.39		$10.78	$10.58	$10.65	$10.54

Income (loss) from investment activities:
Net investment income	0.11	(1)	0.30 (1)	0.32 (1)	0.27 (1)	0.23
Net realized and unrealized gains (losses)	0.43		(0.34)	0.21	(0.08)	0.06

Total from investment activities	0.54		(0.04)	0.53	0.19	0.29

Distributions to shareholders:
From net investment income	(0.37)		(0.35)	(0.33)	(0.26)	(0.18)

Net asset value — end of period	$10.56		$10.39	$10.78	$10.58	$10.65

Total return	5.26	%(2)	(0.42)%	5.22%	1.82%	2.76%

Ratios/supplemental data:
Net assets, end of period (000s)	$94,489		$98,931	$130,036	$122,782	$122,500
Ratio of gross expense to average net assets	1.51	%(3)	1.51%	1.44%	1.42%	1.42%
Ratio of net expense to average net assets	1.25	%(3)	1.25%	1.25%	1.25%	1.25%
Ratio of investment income less gross expenses to average net assets	1.87	%(3)	2.63%	2.87%	2.41%	2.09%
Ratio of net investment income to average net assets	2.13	%(3)	2.90%	3.06%	2.58%	2.25%
Portfolio turnover rate	68	%(2)	71%	84%	130%	116%

The Fund commenced operations on September 22, 2008.

(1)	Based on average shares outstanding.
(2)	Not annualized.
(3)	Annualized.

See notes to financial statements.

Semi-Annual Report 22

Financial Highlights continued

For the share outstanding for each of the period ended April 30, 2021 and October 31st

	Adviser Class
	2021		2020	2019	2018	2017
Net asset value — beginning of period	$10.13		$10.53	$10.36	$10.46	$10.37

Income (loss) from investment activities:
Net investment income	0.09	(1)	0.26 (1)	0.29 (1)	0.24 (1)	0.22
Net realized and unrealized gains (losses)	0.41		(0.32)	0.20	(0.08)	0.04

Total from investment activities	0.50		(0.06)	0.49	0.16	0.26

Distributions to shareholders:
From net investment income	(0.36)		(0.34)	(0.32)	(0.26)	(0.17)

Net asset value — end of period	$10.27		$10.13	$10.53	$10.36	$10.46

Total return	5.04	%(2)	(0.61)%	4.94%	1.53%	2.56%

Ratios/supplemental data:
Net assets, end of period (000s)	$16,321		$15,534	$22,587	$33,571	$48,190
Ratio of gross expense to average net assets	1.76	%(3)	1.76%	1.69%	1.67%	1.67%
Ratio of net expense to average net assets	1.50	%(3)	1.50%	1.50%	1.50%	1.50%
Ratio of investment income less gross expenses to average net assets	1.61	%(3)	2.37%	2.63%	2.13%	1.84%
Ratio of net investment income to average net assets	1.88	%(3)	2.64%	2.81%	2.30%	2.00%
Portfolio turnover rate	68	%(2)	71%	84%	130%	116%

The Fund commenced operations on September 22, 2008.

	Retirement Class
	2021		2020	2019	2018	2017
Net asset value — beginning of period	$9.60		$10.03	$9.91	$10.04	$9.98

Income (loss) from investment activities:
Net investment income	0.08	(1)	0.22 (1)	0.25 (1)	0.21 (1)	0.18
Net realized and unrealized gains (losses)	0.39		(0.31)	0.20	(0.09)	0.05

Total from investment activities	0.47		(0.09)	0.45	0.12	0.23

Distributions to shareholders:
From net investment income	(0.36)		(0.34)	(0.33)	(0.25)	(0.17)

Net asset value — end of period	$9.71		$9.60	$10.03	$9.91	$10.04

Total return	5.00	%(2)	(0.93)%	4.68%	1.24%	2.33%

Ratios/supplemental data:
Net assets, end of period (000s)	$32,351		$36,402	$35,677	$39,338	$39,083
Ratio of gross expense to average net assets	2.01	%(3)	2.02%	1.94%	1.92%	1.91%
Ratio of net expense to average net assets	1.75	%(3)	1.75%	1.75%	1.75%	1.75%
Ratio of investment income less gross expenses to average net assets	1.37	%(3)	2.07%	2.38%	1.91%	1.59%
Ratio of net investment income to average net assets	1.64	%(3)	2.34%	2.57%	2.08%	1.75%
Portfolio turnover rate	68	%(2)	71%	84%	130%	116%

The Class commenced operations on April 6, 2009.

(1)	Based on average shares outstanding.
(2)	Not annualized.
(3)	Annualized.

See notes to financial statements.

23

Fund Expenses (Unaudited)

Understanding Your Fund’s Expenses

Shareholders of mutual funds incur two types of costs: transaction costs incurred from buying or selling Fund shares and ongoing costs incurred from the Funds daily operations. The tables below are provided to highlight ongoing cost only. If transaction costs were included your cost would have been higher.

Actual Expenses

The table below is useful in estimating actual expenses paid during the period ended April 30, 2021. It uses the Fund’s actual return and expense ratio for the period (181/365 days) to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000. To estimate the actual expenses that you paid over the period, divide your beginning account value by 1,000 and multiply that number by the number in the Expenses Paid During the Period column.

Hypothetical Expenses

The table below is provided so that you can compare the Fund’s ongoing expense with those of another fund. It uses a hypothetical gross annual return of 5%, which is not the Fund’s actual return and the Fund’s actual expense ratio (181/365 days) for the six-month period ended April 30, 2021 to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000.

	Value November 1, 2020	Value April 30, 2021	6-Month Return	Annual Expense Ratio	Expenses Paid During the Period
Institutional Class
Actual	$1,000.00	$1,053.60	5.36%	0.95%	$4.84
Hypothetical	1,000.00	1,020.08	2.01%	0.95%	4.76
SI Class
Actual	$1,000.00	$1,009.30	0.93%	1.25%	$6.23
Hypothetical	1,000.00	1,018.60	1.86%	1.25%	6.26
Adviser Class
Actual	$1,000.00	$1,050.40	5.04%	1.50%	$7.63
Hypothetical	1,000.00	1,017.36	1.74%	1.50%	7.50
Retirement Class
Actual	$1,000.00	$1,050.00	5.00%	1.75%	$8.90
Hypothetical	1,000.00	1,016.12	1.61%	1.75%	8.75

Semi-Annual Report 24

Trustees and Officers (Unaudited)

Name & Address	Age	Position with Fund	Year Elected	Number of Portfolios	Principal Occupation(s)	Other Directorships Held
333 S. Grand Avenue Los Angeles, CA 90071
Trustees (1)
Stephanie Bell-Rose	63	Independent Trustee	2020	19	Retired, Senior Managing Director, TIAA
W. D. Hilton, Jr.	74	Chairman, Independent Trustee	1993	19	Trustee/Administrator, Asbestos Bankruptcy Trusts; General Partner, Mendenhall Partners Ltd.; Private Investor
Thomas V. McKernan, Jr.	76	Independent Trustee	1993	19	Vice Chair, Automobile Club of Southern California; Director, Forest Lawn Memorial Parks
Rosemarie T. Nassif	79	Independent Trustee	2008	19	Executive Director, Center for Catholic Education, Loyola Marymount University, President Emerita, Holy Names University
Andrew J. Policano	71	Independent Trustee	2008	19	Former Dean, The Paul Merage School of Business, University of California, Irvine
Dennis C. Poulsen	78	Independent Trustee	1992	19	Chairman, Clean Energy Enterprises; Private Investor
Stender E. Sweeney	82	Independent Trustee	1992	19	Private Investor
Jordan H. Lopez	40	Interested Trustee	2020	19	Director, Payden & Rygel
Michael E. Salvay	59	Interested Trustee	2009	19	Managing Director, Payden & Rygel
Officers (2)
Mary Beth Syal		Chief Operating Officer	2021		Managing Director, Payden & Rygel
Brian W. Matthews		Vice President and CFO	2003		Managing Director and CFO, Payden & Rygel
Yot Chattrabhuti		Vice President	1997		Director, Payden & Rygel
Bradley F. Hersh		Vice President and Treasurer	1998		Director and Treasurer, Payden & Rygel
Edward S. Garlock		Secretary	1997		Managing Director and General Counsel, Payden & Rygel
Sandi Brents		Vice President and CCO	2016		Vice President and Senior Compliance Officer, Payden & Rygel

Additional information about the Trustees is included in the SAI and is available without charge, upon request at payden.com or 1800 5 PAYDEN.

(1)	Trustees do not have a set term of office, but serve until their resignation, death or removal.

(2)	Officers are elected by, and serve at the pleasure of, The Board of Trustees.

25 Payden Mutual Funds

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26

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27

PAYDEN/KRAVITZ

PAYDEN/KRAVITZ CASH BALANCE FUND

Payden/Kravitz Cash Balance Plan Fund – Adviser Share Class (PKCBX)
Payden/Kravitz Cash Balance Plan Fund – Institutional Share Class (PKCIX)
Payden/Kravitz Cash Balance Plan Fund – Retirement Share Class (PKCRX)
Payden/Kravitz Cash Balance Plan Fund – SI Share Class (PKBIX)

Paydenfunds
333 South Grand Avenue, Los Angeles, California 90071
800 572-9336 payden.com payden@UMB.com

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Payden & Rygel Investment Group

By (Signature and Title)*	/s/ Mary Beth Syal
Mary Beth Syal, Vice President and Chief Operating Officer
(principal executive officer)

Date	June 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mary Beth Syal
Mary Beth Syal, Vice President and Chief Operating Officer
(principal executive officer)

Date	June 24, 2021

By (Signature and Title)*	/s/ Brian W. Matthews
Brian W. Matthews, Vice President and Chief Financial Officer
(principal financial officer)

Date	June 24, 2021

* Print the name and title of each signing officer under his or her signature.